UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04416

                            Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

                              King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

                                    Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2009

(Unaudited)

Equity Funds

Allegiant

AllegiantFunds.com

ALLEGIANT EQUITY FUNDS

SEMI-ANNUAL REPORT

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

OTHER ALLEGIANT FUNDS

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

TABLE OF CONTENTS
Chairman’s Message	1
Report from PNC Capital Advisors, LLC	2
Summary of Portfolio Holdings	6
Explanation of Expense Tables	8
	Financial Highlights	Schedules of Investments	Statements of Assets and Liabilities
Balanced Allocation Fund	10	21	30
International Equity Fund	11	31	35
Large Cap Core Equity Fund	12	36	38
Large Cap Growth Fund	13	39	41
Large Cap Value Fund	14	42	43
Mid Cap Value Fund	15	44	45
Multi-Factor Small Cap Core Fund	16	46	48
Multi-Factor Small Cap Growth Fund	17	49	51
Multi-Factor Small Cap Value Fund	18	52	54
S&P 500® Index Fund	19	55	60
Small Cap Core Fund	20	61	63
Statements of Operations			64
Statements of Changes in Net Assets			68
Notes to Financial Statements			72
Meetings of Shareholders of the Funds			87
Trustees Review and Approval of Advisory and Sub-Advisory Agreements			90
Proxy Voting and Quarterly Schedules of Investments			95

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Equity Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at AllegiantFunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at AllegiantFunds.com.

PNC Capital Advisors, LLC, a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to Allegiant Funds, for which it receives an investment advisory fee. Shares of Allegiant Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PNC Capital Advisors, LLC and is not a bank.

©2010 The PNC Financial Services Group, Inc. All rights reserved.

Allegiant Equity Funds

CHAIRMAN’S MESSAGE

JANUARY 2010

Dear Shareholders:

We are pleased to provide you with important information about your investments in Allegiant Funds, as well as a review of financial markets and events shaping global markets. During the six months ended November 30, 2009, total assets of Allegiant Funds decreased from $8.9 to $8 billion, primarily as a result of shareholder outflows from money market funds.

Looking forward, on February 8, 2010, the combination of PNC Funds into Allegiant Funds forming a single mutual fund family, to then be named PNC Funds, is expected to be complete. In connection with this combination, three Trustees will be retiring from the Board. We extend our heartfelt thanks to John Durkott, Gerald Gherlein and Kathleen Obert for their combined 35 years of valuable contributions to our funds.

Thank you for investing with Allegiant Funds and best wishes for a happy and healthy new year.

Sincerely,

Robert D. Neary

Chairman

Allegiant Equity Funds

REPORT FROM PNC CAPITAL ADVISORS, LLC

“Increasingly through last spring ‘green shoots’ were visible, pointing toward an eventual turnaround in the economy.”

The Economy in Review

In the six months since the end of May 2009, the U.S economy has shown increasing signs of stabilization and expansion that will mark the end of the “Great Recession of 2008/mid-2009”. This has been a period of transition for the U.S. economy that, as of last spring, and through mid-summer, was still in the grip of a devastating recession. Just as the recession had global reach, so too has the nascent recovery. Asian economies have quickly rebounded, led by a rapid return to double-digit GDP growth in China. Europe is also emerging from the recession, in what now looks like a lagging process compared to the U.S. With most major economies now joining in the recovery positive feedback loops are beginning to engage worldwide and 2010 will emerge as a year of positive transition for most major economies.

Increasingly through last spring “green shoots” were visible, pointing toward an eventual turnaround in the economy. However, there remained significant uncertainties and economic risk was heavily weighted toward the downside. Key among those risks was the viability of the domestic auto industry with General Motors and Chrysler sliding rapidly toward bankruptcy. Chrysler filed for bankruptcy protection on April 30 and GM filed on June 1. Both auto makers extended their usual summer shut-downs during their accelerated reorganizations. They both emerged from bankruptcy protection with substantially reduced workforces, some permanently closed factories, pared dealerships, trimmed product lines and sizable obligations to the U.S. and Canadian governments resulting from massive bailouts.

Further support was given to the auto industry by the hugely successful Cash-for-Clunkers sales incentives, which helped to boost U.S. auto sales up to a 14.1 million unit annualized rate in August. Auto sales retreated in September with the end of the incentives, but have since improved through October and November. With sales improving and inventories very low, automakers have been ramping up production since their summer shut-downs. Positive spill-over effects to other industries have followed, including increased production of steel and plastics and rubber products.

Net job losses have been progressively “less bad” since the end of May. Initial claims for unemployment insurance have now declined to below 500,000 since peaking at 674,000 last March. The monthly change in payroll jobs has improved from the disastrous 741,000 jobs lost last January to just 11,000 net jobs lost in November. We could easily see positive net job creation consistently through the first quarter of 2010. Other labor market indicators are improving as well. The unemployment rate declined to 10.0 percent in November from the high of 10.2 percent in October. The average workweek is starting to lengthen, and temporary hiring is increasing.

The loss of 7.2 million payroll jobs since December 2007 has been devastating to the economy and to the households involved. But it allowed companies to survive and position themselves for renewed growth. With labor forces now trimmed, wage growth weak, and production coming back on line, overall unit labor costs have fallen for three consecutive quarters through 2009Q3.

This allows businesses to heal through two channels. First, lower unit labor costs allow for more competitive pricing. Lower costs in combination with the falling value of the dollar through most of 2009, allow for very favorable pricing for U.S. exports at the time when global demand is starting to revitalize. Also, lower costs are supportive of corporate profits. Strongly advancing profits through 2009Q3 will lead to renewed business investment later in 2010 and then to stronger job creation.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

Consumer spending through November remained somewhat impaired by still-weak consumer confidence, stagnant real income, a higher savings rate, ongoing household deleveraging and tighter credit conditions. However, the holiday shopping season for 2009 is looking, if not more cheery, then at least less gloomy, than it did for 2008. As economic conditions improve through 2010 so too will consumer spending.

The housing market is also showing signs of repair. House prices through 2009Q2 and Q3 have stabilized and even show modest gains according to the Case/Shiller House Price Index. Home sales have bottomed out and begun to increase, especially in the existing home market where the high foreclosure rate and bloated supply led to the mother of all buyers’ markets. Weak pricing and lower mortgage rates have combined to boost housing affordability to record territory in many regions. Added to the very high affordability, the first-time home buyers’ tax credit pushed wavering buyers to seal their deals before the end of November. Now that the home buyers’ tax credit has been extended to April 30, 2010 and broadened in scope to include many previous homeowners, home sales are expected to hold on to recent gains. Home builders remain somewhat cautious however, and the best that can be said for house construction since last May is that it has stabilized. We have yet to see a rebound in construction but the most recent housing permit numbers are supportive of moderate gains.

Commercial real estate (“CRE”) remains in distress. Very weak demand fundamentals plague the retail, office and lodging sectors. The commercial mortgage-backed securities (“CMBS”) market collapsed in late 2008 and has still not been repaired. We have recently seen some new issuance of CMBS and this may prove to be a green shoot for the lagging CRE sector but conditions will remain challenging for months to come. The lack of a healthy CMBS market is putting pressure on the wave of CRE refinancing that is swelling through the end of 2009 and will continue through 2010. In the U.S. this will keep the failure rate of smaller and regional banks, which are heavily exposed to CRE, elevated. Internationally, we are seeing another round of shoes dropping from the global financial crisis. The emergency debt restructuring at Dubai World is a reminder that the lagging effects of the “Great Recession” will remain with us through 2010.

Equity Markets

At the end of last May equity markets were leveling out after bouncing off their March lows. From March 9 through May 29, 2009 the S&P 500® Index had increased by some 36 percent. Talk of “green shoots” was pervasive in financial reporting and it had appeared that the rapid deceleration in the U.S economy through 2008Q4 and 2009Q1 was coming to an end. However, an end to the economic freefall did not necessarily mean a return to growth and so investors took profits in June and waited to see if the fundamentals were lining up to support an ongoing rebound.

“The bulls dominated equity markets from mid-July through November, although the climb in equities was punctuated by periodic profit taking.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

Allegiant Equity Funds

REPORT FROM PNC CAPITAL ADVISORS, LLC

“...the FOMC is sending a clear message that it will exit from these extraordinary financial life supports as the financial markets function more normally on their own.”

The rapid progress of GM and Chrysler through bankruptcy court paved the way for ongoing investor optimism by the second half of July as auto production increased and monthly job losses continued to show relative improvement. The bulls dominated equity markets from mid-July through November, although the climb in equities was punctuated by periodic profit taking. From March 9 through November 30 the S&P 500® Index increased by nearly 77 percent. The rebound was impressive if you mark changes only from March 9, but most investors are still recouping losses from the swan dive in equity markets that began at the end of 2007. The substantial loss of household capital, due both to the near-collapse of financial markets and the correlated significant erosion in house prices remains a drag to the economy and to financial markets. However, the reversal of both of those trends bodes well for ongoing repair and recovery through 2010.

Fixed Income Markets

The bottom dropped out of short-term interest rates at the end of December 2008 with the Federal Reserve’s historic easing to a near-zero Fed Funds rate. The Fed’s very aggressive actions over the winter months, as it engaged more credit easing facilities and rapidly expanded its balance sheet, immediately kindled speculation about a long-term inflation threat. By the end of May 2009 yields at the long end of yield curve had risen by more than 150 basis points since their December lows with 10-Year Treasury bonds yielding 3.70 percent. Yields at the short end of the curve remained firmly anchored by the Federal Reserve. The very steep yield curve has remained in place for the six months since the end of May permitting commercial banks to shore up their profitability and balance sheets. Long-term rates tended to slip modestly through November as the dollar firmed, curbing fears of an ongoing slide in exchange rates that would have inflationary consequences.

Corporate bond spreads have continued to narrow significantly since the end of May, after blowing up with the collapse of Lehman Brothers in September 2008. Spreads have returned to pre-2008 conditions and an increasing appetite for risk is greeting new issuance. Agency debt remains supported for a limited time by the Federal Reserve but Fed purchases are on track to wind down by the end of the 2010Q1

In its most recent policy announcement from December 16, the Federal Open Market Committee (“FOMC”) made only minor adjustments to their previous policy statement of November 4 and, as expected, kept the Fed funds rate at its historic low target range of 0.0 to 0.25 percent. In its analysis of recent economic conditions, the FOMC repeated that economic activity has continued to pick up, adding the new observation that deterioration in the labor market “is abating.” The FOMC maintained word-for-word, its view that “inflation will remain subdued for some time”. The FOMC also repeated its now familiar language that conditions “warrant exceptionally low levels of the federal funds rate for an extended period” (our emphasis). The FOMC added a new final paragraph to its policy statement reinforcing their previous announcement that most of the Federal Reserve’s special liquidity facilities will expire on February 1, 2010. By making this timetable explicit in their statement, the FOMC is sending a clear message that it will exit from these extraordinary financial life supports as the financial markets function more normally on their own.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

The Outlook

Economic indicators heading into the fourth quarter of 2009 confirm our view that the “Great Recession” is over. Increasingly, we are seeing signs of a self-sustaining economic recovery through 2010. 2009 began with the economy firmly in the grip of a debilitating negative feedback cycle, with distress in the financial markets leading to a severe contraction. Since the first of the year a massive and coordinated global fiscal and monetary stimulus effort has gained increasing traction. The mechanisms of positive feedback cycles are engaging within the U.S. and globally. We now see high correlations between indicators in the early stages of recovery.

Third quarter 2009 real GDP growth of 2.2 percent broke the grip of the recession. For the fourth quarter we expect to see real GDP growth accelerate to a range of 3.5 to 4.0 percent. One of the key components of that acceleration is the end of the massive inventory drawdown that lasted the six quarters from 2008Q2 to 2009Q3. In addition to the inventory swing, fiscal stimulus is engaging at the state and local government level. As of the end of November about 25 percent of fiscal stimulus funds for state and local governments have been paid out. Consumer spending for the fourth quarter will likely not significantly increase beyond the third quarter due to the distortion caused by the Cash-for-Clunkers program. However, the sleeping giant of the U.S. economy, consumer spending, is waking up. Business investment on equipment and software is accelerating and the drag from house construction is over.

Federal Reserve strategy has shifted from life support to gauging when to unwind the massive intervention. As we progress through 2010, the Fed’s focus will increasingly be on an eventual Fed funds rate hike. Prior to the first rate hike, the FOMC will delete the “extended period” language as a signal that a funds rate hike is coming within six months. We expect to see this important change in language at the April or June 2010 FOMC meetings, signaling the first of a series of Fed funds rate hikes around September 2010.

For the year 2010 we expect to see ongoing gains to U.S. real GDP of about 2.75 to 3.25 percent. We will start the year with a very high unemployment rate, in the neighborhood of 10 percent and only gradually improve through the course of the year. Relative performance of different asset classes became more highly correlated as we slid into the recession, and remained elevated in the early recovery phase through the second half of 2009. As we move through 2010, we expect to see increasing differentiation in performance metrics within an overall improving trend as the recovery matures. Downside risks will remain significant, but a return of investor, business and consumer confidence on a global scale will keep the recovery on track.

“We will start the year with a very high unemployment rate, in the neighborhood of 10 percent and only gradually improve through the course of the year.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

Allegiant Equity Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Equity Funds as of November 30, 2009.

Balanced Allocation Fund		Large Cap Growth Fund
Domestic Common Stocks	41.6%	Information Technology	35.2%
U.S. Government Agency Mortgage-Backed Obligations	13.7	Healthcare Consumer Staples	15.4 14.4
Exchange Traded Funds	10.4	Industrials	9.9
Corporate Bonds	9.6	Consumer Discretionary	9.5
Foreign Common Stocks	8.2	Energy	5.0
Affiliated Money Market Fund	4.6	Materials	4.5
U.S. Treasury Obligations	3.9	Financials	4.2
Asset Backed Securities	2.8	Telecommunication Services	1.2
Collateralized Mortgage Obligations	2.2	Affiliated Money Market Fund	0.7
U.S. Government Agency Obligations	1.6		100.0%
Commercial Mortgage-Backed Securities	1.3
Foreign Equity Certificates	0.1
	100.0%
		Large Cap Value Fund
International Equity Fund		Energy	22.4%
United Kingdom	16.8%	Financials	20.8
Japan	12.8	Healthcare	11.1
Switzerland	9.1	Consumer Staples	9.1
Germany	8.2	Industrials	7.6
Australia	5.0	Consumer Discretionary	6.5
France	4.9	Information Technology	6.3
China	4.4	Telecommunication Services	5.2
Sweden	4.4	Utilities	4.4
Twenty-five other countries	31.4	Materials	3.8
Affiliated Money Market Fund	3.0	Affiliated Money Market Fund	2.8
	100.0%		100.0%

Large Cap Core Equity Fund
Information Technology	22.2%
Financials	13.0	Mid Cap Value Fund
Energy	11.9	Financials	25.5%
Healthcare	11.7	Energy	13.9
Consumer Staples	10.8	Consumer Staples	12.7
Industrials	9.9	Healthcare	11.6
Consumer Discretionary	8.4	Utilities	11.0
Materials	5.3	Industrials	7.9
Telecommunication Services	2.6	Information Technology	7.6
Utilities	2.1	Consumer Discretionary	6.9
Exchange Traded Fund	1.9	Affiliated Money Market Fund	1.8
Affiliated Money Market Fund	0.2	Materials	1.1
	100.0%		100.0%

Multi-Factor Small Cap Core Fund
Information Technology	21.6%
Consumer Discretionary	18.3
Financials	16.9
Industrials	14.9
Healthcare	11.5
Materials	6.0
Energy	4.0
Utilities	2.8
Consumer Staples	2.1
Affiliated Money Market Fund	1.1
Insurance	0.6
Telecommunication Services	0.2
100.0%

Multi-Factor Small Cap Growth Fund
Information Technology	25.4%
Healthcare	24.8
Consumer Discretionary	15.3
Industrials	12.9
Financials	6.2
Energy	5.5
Consumer Staples	3.8
Materials	3.8
Utilities	1.6
Telecommunication Services	0.5
Affiliated Money Market Fund	0.2
100.0%

Multi-Factor Small Cap Value Fund
Financials	30.1%
Industrials	17.6
Information Technology	9.9
Consumer Discretionary	8.0
Consumer Staples	7.8
Materials	7.4
Healthcare	7.1
Energy	5.3
Utilities	5.0
Exchange Traded Fund	1.3
Telecommunication Services	0.4
Affiliated Money Market Fund	0.1
100.0%

S&P 500® Index Fund
Information Technology	18.4%
Healthcare	12.6
Financials	13.5
Energy	11.5
Consumer Staples	11.4
Industrials	9.8
Consumer Discretionary	9.0
Utilities	3.5
Materials	3.4
Affiliated Money Market Fund	3.2
Telecommunication Services	3.1
Exchange Traded Fund	0.6
100.0%

Small Cap Core Fund
Financials	23.9%
Information Technology	18.3
Industrials	18.2
Consumer Discretionary	12.9
Healthcare	7.3
Materials	6.7
Energy	6.5
Consumer Staples	3.1
Utilities	1.8
Telecommunication Services	0.9
Affiliated Money Market Fund	0.4
100.0%

Allegiant Equity Funds

EXPLANATION OF EXPENSE TABLES

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2009 to November 30, 2009).

The Expense Table that appears in your Fund’s overview illustrates your Fund’s costs in two ways.

—

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

—

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,129.87	1.00%	$5.34
Class A	1,000.00	1,126.67	1.32	7.04
Class C	1,000.00	1,122.43	2.03	10.80
Hypothetical**
Class I	1,000.00	1,020.05	1.00	5.06
Class A	1,000.00	1,018.45	1.32	6.68
Class C	1,000.00	1,014.89	2.03	10.25

International Equity Fund
Actual
Class I	$1,000.00	$1,217.55	1.21%	$6.73
Class A	1,000.00	1,215.47	1.54	8.55
Class C	1,000.00	1,211.92	2.24	12.42
Hypothetical**
Class I	1,000.00	1,019.00	1.21	6.12
Class A	1,000.00	1,017.35	1.54	7.79
Class C	1,000.00	1,013.84	2.24	11.31

Large Cap Core Equity Fund
Actual
Class I	$1,000.00	$1,187.78	0.79%	$4.33
Class A	1,000.00	1,178.55	1.34	7.32
Class C	1,000.00	1,173.66	2.04	11.12
Hypothetical**
Class I	1,000.00	1,021.11	0.79	4.00
Class A	1,000.00	1,018.35	1.34	6.78
Class C	1,000.00	1,014.84	2.04	10.30

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,171.21	0.93%	$5.06
Class A	1,000.00	1,169.19	1.29	7.01
Class C	1,000.00	1,164.93	1.99	10.80
Hypothetical**
Class I	1,000.00	1,020.41	0.93	4.71
Class A	1,000.00	1,018.60	1.29	6.53
Class C	1,000.00	1,015.09	1.99	10.05

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,164.60	0.91%	$4.94
Class A	1,000.00	1,161.53	1.24	6.72
Class C	1,000.00	1,158.43	1.94	10.50
Hypothetical**
Class I	1,000.00	1,020.51	0.91	4.61
Class A	1,000.00	1,018.85	1.24	6.28
Class C	1,000.00	1,015.34	1.94	9.80

Mid Cap Value Fund
Actual
Class I	$1,000.00	$1,207.37	1.00%	$5.53
Class A	1,000.00	1,204.88	1.33	7.35
Class C	1,000.00	1,201.19	2.03	11.20
Hypothetical**
Class I	1,000.00	1,020.05	1.00	5.06
Class A	1,000.00	1,018.40	1.33	6.73
Class C	1,000.00	1,014.89	2.03	10.25

*

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,155.05	0.92%	$4.97
Class A	1,000.00	1,152.86	1.24	6.69
Hypothetical**
Class I	1,000.00	1,020.46	0.92	4.66
Class A	1,000.00	1,018.85	1.24	6.28

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,123.44	0.93%	$4.95
Class A	1,000.00	1,123.08	1.22	6.49
Class C	1,000.00	1,122.08	1.93	10.27
Hypothetical**
Class I	1,000.00	1,020.41	0.93	4.71
Class A	1,000.00	1,018.95	1.22	6.17
Class C	1,000.00	1,015.39	1.93	9.75

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,135.14	1.33%	$7.12
Class A	1,000.00	1,134.69	1.68	8.99
Class C	1,000.00	1,130.80	2.38	12.71
Hypothetical**
Class I	1,000.00	1,018.40	1.33	6.73
Class A	1,000.00	1,016.65	1.68	8.49
Class C	1,000.00	1,013.14	2.38	12.01

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

S&P 500® Index Fund
Actual
Class I	$1,000.00	$1,203.93	0.40%	$2.21
Class A	1,000.00	1,203.28	0.66	3.65
Class C	1,000.00	1,198.64	1.40	7.72
Hypothetical**
Class I	1,000.00	1,023.06	0.40	2.03
Class A	1,000.00	1,021.76	0.66	3.35
Class C	1,000.00	1,018.05	1.40	7.08

Small Cap Core Fund
Actual
Class I	$1,000.00	$1,144.95	1.15%	$6.18
Class A	1,000.00	1,142.48	1.48	7.95
Class C	1,000.00	1,139.47	2.19	11.75
Hypothetical**
Class I	1,000.00	1,019.30	1.15	5.82
Class A	1,000.00	1,017.65	1.48	7.49
Class C	1,000.00	1,014.09	2.19	11.06

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
**	Assumes annual return of 5% before expenses.

Allegiant Equity Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Balanced Allocation Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$8.24	$10.89	$11.86		$10.63	$9.95	$9.35	$8.26	$10.90	$11.88		$10.64	$9.96	$9.36

Net Investment Income(1)	0.08	0.20	0.22		0.23	0.17	0.14	0.06	0.18	0.20		0.20	0.14	0.12
Realized and Unrealized Gain (Loss) on Investments	0.98	(2.65)	(0.24)		1.51	0.68	0.61	0.98	(2.65)	(0.25)		1.52	0.69	0.60

Total from Investment Operations	1.06	(2.45)	(0.02)		1.74	0.85	0.75	1.04	(2.47)	(0.05)		1.72	0.83	0.72

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.08)	(0.20)	(0.24)		(0.21)	(0.17)	(0.15)	(0.07)	(0.17)	(0.22)		(0.18)	(0.15)	(0.12)
Distributions from Net Realized Capital Gains	—	—	(0.71)		(0.30)	—	—	—	—	(0.71)		(0.30)	—	—

Total Distributions	(0.08)	(0.20)	(0.95)		(0.51)	(0.17)	(0.15)	(0.07)	(0.17)	(0.93)		(0.48)	(0.15)	(0.12)

Net Asset Value, End of Period	$9.22	$8.24	$10.89		$11.86	$10.63	$9.95	$9.23	$8.26	$10.90		$11.88	$10.64	$9.96

Total Return†	12.99%	(22.58)%	(0.28)%		16.68%	8.64%	8.01%	12.67%	(22.68)%	(0.61)%		16.47%	8.35%	7.74%

Ratios/Supplemental Data
Net Assets End of Period (000)	$143,791	$137,909	$200,150		$149,407	$122,916	$133,954	$14,536	$13,863	$17,959		$17,125	$14,323	$17,859
Ratio of Expenses to Average Net Assets	1.00%	1.02%	0.98%		0.97%	1.04%	1.06%	1.32%	1.27%	1.23%		1.22%	1.29%	1.31%
Ratio of Net Investment Income to Average Net Assets	1.73%	2.37%	2.00%		2.06%	1.63%	1.49%	1.42%	2.11%	1.75%		1.81%	1.38%	1.24%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.00%	1.02%	0.98%		0.97%	1.04%	1.06%	1.32%	1.27%	1.23%		1.22%	1.29%	1.31%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.73%	2.37%	2.00%		2.06%	1.63%	1.49%	1.42%	2.11%	1.75%		1.81%	1.38%	1.24%
Portfolio Turnover Rate(3)	41%	93%	126%		148%	223%	201%	41%	93%	126%		148%	223%	201%

	Balanced Allocation Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$8.21	$10.84	$11.81		$10.59	$9.91	$9.33

Net Investment Income(1)	0.03	0.12	0.11		0.12	0.07	0.04
Realized and Unrealized Gain (Loss) on Investments	0.97	(2.64)	(0.24)		1.51	0.68	0.60

Total from Investment Operations	1.00	(2.52)	(0.13)		1.63	0.75	0.64

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.04)	(0.11)	(0.13)		(0.11)	(0.07)	(0.06)
Distributions from Net Realized Capital Gains	—	—	(0.71)		(0.30)	—	—

Total Distributions	(0.04)	(0.11)	(0.84)		(0.41)	(0.07)	(0.06)

Net Asset Value, End of Period	$9.17	$8.21	$10.84		$11.81	$10.59	$9.91

Total Return†	12.24%	(23.24)%	(1.25)%		15.60%	7.60%	6.85%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,284	$1,182	$2,026		$2,236	$1,246	$1,685
Ratio of Expenses to Average Net Assets	2.03%	1.99%	1.96%		1.95%	1.99%	2.01%
Ratio of Net Investment Income to Average Net Assets	0.70%	1.41%	1.02%		1.08%	0.68%	0.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.03%	1.99%	1.96%		1.95%	1.99%	2.01%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.70%	1.41%	1.02%		1.08%	0.68%	0.54%
Portfolio Turnover Rate(3)	41%	93%	126%		148%	223%	201%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)

Due to its investment strategy, Balanced Allocation Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	International Equity Fund
	Class I							Class A
	2009*	2009	2008(1)		2007(1)	2006(1)	2005	2009*	2009	2008(1)		2007(1)	2006(1)	2005
Net Asset Value, Beginning of Period	$10.94	$17.94	$18.12 $		14.23	$11.14	$10.18	$10.86	$17.78	$17.93		$14.10	$11.03	$10.09

Net Investment Income (Loss)(2)	0.01	0.14	0.27		0.15	0.15	0.13	(0.01)	0.11	0.21		0.11	0.11	0.13
Realized and Unrealized Gain (Loss) on Investments	2.37	(6.83)	(0.27)		3.77	3.22	0.99	2.35	(6.77)	(0.24)		3.72	3.21	0.95

Total from Investment Operations	2.38	(6.69)	—		3.92	3.37	1.12	2.34	(6.66)	(0.03)		3.83	3.32	1.08

Payment from Affiliate(2)	—	—	—	**(3)	—	—	—	—	—	—	**(3)	—	—	—

Dividends from Net Investment Income	—	(0.31)	(0.18)		(0.03)	(0.28)	(0.16)	—	(0.26)	(0.12)		— **	(0.25)	(0.14)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	—	(0.31)	(0.18)		(0.03)	(0.28)	(0.16)	—	(0.26)	(0.12)		—	(0.25)	(0.14)

Net Asset Value, End of Period	$13.32	$10.94	$17.94 $		18.12	$14.23	$11.14	$13.20	$10.86	$17.78		$17.93	$14.10	$11.03

Total Return†	21.76%	(36.94)%	0.01%		27.61%	30.57%	10.99%	21.44%	(37.15)%	(0.18)%		27.17%	30.39%	10.62%

Ratios/Supplemental Data
Net Assets End of Period (000)	$283,874	$238,121	$406,546		$343,857	$264,452	$209,121	$11,513	$10,174	$19,319		$19,630	$14,083	$11,333
Ratio of Expenses to Average Net Assets	1.21%	1.28%	1.23%		1.22%	1.34%	1.36%	1.54%	1.53%	1.48%		1.47%	1.59%	1.61%
Ratio of Net Investment Income to Average Net Assets	0.21%	1.21%	1.53%		0.95%	1.13%	1.27%	(0.17)%	0.94%	1.28%		0.70%	0.88%	1.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.21%	1.34%	1.38%		1.37%	1.49%	1.46%	1.54%	1.60%	1.63%		1.62%	1.74%	1.71%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.21%	1.15%	1.38%		0.80%	0.98%	1.17%	(0.17)%	0.87%	1.13%		0.55%	0.73%	0.92%
Portfolio Turnover Rate	49%	37%	43%		37%	123%	225%	49%	37%	43%		37%	123%	225%

	International Equity Fund
	Class C
	2009*	2009	2008(1)		2007(1)	2006(1)	2005
Net Asset Value, Beginning of Period	$10.57	$17.14	$17.30		$13.69	$10.68	$9.78

Net Investment Income (Loss)(2)	(0.05)	0.01	0.07		0.02	0.01	0.05
Realized and Unrealized Gain (Loss) on Investments	2.29	(6.47)	(0.23)		3.59	3.12	0.93

Total from Investment Operations	2.24	(6.46)	(0.16)		3.61	3.13	0.98

Payment from Affiliate(2)	—	—	—	**(3)	—	—	—

Dividends from Net Investment Income	—	(0.11)	—		—	(0.12)	(0.08)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—

Total Distributions	—	(0.11)	—		—	(0.12)	(0.08)

Net Asset Value, End of Period	$12.81	$10.57	$17.14		$17.30	$13.69	$10.68

Total Return†	21.08%	(37.58)%	(0.93)%		26.37%	29.43%	10.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$286	$314	$988		$1,164	$1,001	$1,277
Ratio of Expenses to Average Net Assets	2.24%	2.23%	2.20%		2.19%	2.27%	2.30%
Ratio of Net Investment Income to Average Net Assets	(0.79)%	0.08%	0.56%		(0.02)%	0.20%	0.33%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.24%	2.31%	2.35%		2.34%	2.42%	2.40%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.79)%	0.00%	0.41%		(0.17)%	0.05%	0.23%
Portfolio Turnover Rate	49%	37%	43%		37%	123%	225%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Redemption fees received during the year had no effect on the net asset value.
(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Equity Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Large Cap Core Equity Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$7.30	$11.77	$13.48		$12.39	$11.54	$10.91	$7.19	$11.60	$13.33		$12.26	$11.41	$10.81

Net Investment Income (loss)(1)	0.03	0.05	—	**	0.12	0.05	0.08	0.01	0.03	(0.03)		0.09	0.02	0.05
Realized and Unrealized Gain (Loss) on Investments	1.34	(4.35)	(0.58)		1.79	1.09	0.79	1.27	(4.29)	(0.59)		1.77	1.10	0.77

Total from Investment Operations	1.37	(4.30)	(0.58)		1.91	1.14	0.87	1.28	(4.26)	(0.62)		1.86	1.12	0.82

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.04)	(0.04)	(0.09)		(0.06)	(0.04)	(0.08)	(0.01)	(0.02)	(0.07)		(0.03)	(0.02)	(0.06)
Distributions from Net Realized Capital Gains	—	(0.13)	(1.04)		(0.76)	(0.25)	(0.16)	—	(0.13)	(1.04)		(0.76)	(0.25)	(0.16)

Total Distributions	(0.04)	(0.17)	(1.13)		(0.82)	(0.29)	(0.24)	(0.01)	(0.15)	(1.11)		(0.79)	(0.27)	(0.22)

Net Asset Value, End of Period	$8.63	$7.30	$11.77		$13.48	$12.39	$11.54	$8.46	$7.19	$11.60		$13.33	$12.26	$11.41

Total Return†	18.78%	(36.46)%	(4.72)%		15.91%	9.98%	7.95%	17.86%	(36.63)%	(5.05)%		15.62%	9.81%	7.53%

Ratios/Supplemental Data
Net Assets End of Period (000)	$13,485	$121,950	$201,994		$235,381	$227,171	$211,478	$3,539	$3,343	$5,361		$5,918	$5,863	$7,881
Ratio of Expenses to Average Net Assets	0.79%	0.96%	0.92%		0.92%	0.97%	0.98%	1.34%	1.21%	1.17%		1.17%	1.22%	1.23%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.59%	0.02%		0.97%	0.43%	0.66%	0.18%	0.34%	(0.23)%		0.72%	0.18%	0.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.96%	0.96%	0.92%		0.92%	0.97%	0.98%	1.74%	1.21%	1.17%		1.17%	1.22%	1.23%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.50%	0.59%	0.02%		0.97%	0.43%	0.66%	(0.22)%	0.34%	(0.23)%		0.72%	0.18%	0.41%
Portfolio Turnover Rate	271%	89%	83%		66%	65%	69%	271%	89%	83%		66%	65%	69%

	Large Cap Core Equity Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$6.75	$10.95	$12.70		$11.77	$11.02	$10.49

Net Investment Income (loss)(1)	(0.02)	(0.03)	(0.11)		— **	(0.06)	(0.03)
Realized and Unrealized Gain (Loss) on Investments	1.19	(4.04)	(0.56)		1.69	1.06	0.75

Total from Investment Operations	1.17	(4.07)	(0.67)		1.69	1.00	0.72

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	— **	—	(0.04)		—	—	(0.03)
Distributions from Net Realized Capital Gains	—	(0.13)	(1.04)		(0.76)	(0.25)	(0.16)

Total Distributions	—	(0.13)	(1.08)		(0.76)	(0.25)	—

Net Asset Value, End of Period	$7.92	$6.75	$10.95		$12.70	$11.77	$11.02

Total Return†	17.37%	(37.05)%	(5.69)%		14.78%	9.11%	6.82%

Ratios/Supplemental Data
Net Assets End of Period (000)	$172	$148	$315		$431	$408	$731
Ratio of Expenses to Average Net Assets	2.04%	1.92%	1.89%		1.89%	1.90%	1.92%
Ratio of Net Investment Income to Average Net Assets	(0.51)%	(0.39)%	(0.95)%		0.00%	(0.50)%	(0.27)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.44%	1.92%	1.89%		1.89%	1.90%	1.92%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.91)%	(0.39)%	(0.95)%		0.00%	(0.50)%	(0.27)%
Portfolio Turnover Rate	271%	89%	83%		66%	65%	69%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

	Large Cap Growth Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$11.57	$18.53	$20.80		$19.77	$19.06	$18.71	$11.35	$18.17	$20.47		$19.48	$18.78	$18.49

Net Investment Income(Loss)(1)	0.03	0.06	(0.04)		0.10	—	0.08	0.01	0.03	(0.12)		0.05	(0.05)	0.03
Realized and Unrealized Gain (Loss) on Investments	1.95	(6.96)	(0.38)		3.00	1.54	0.51	1.90	(6.83)	(0.33)		2.96	1.51	0.50

Total from Investment Operations	1.98	(6.90)	(0.42)		3.10	1.54	0.59	1.91	(6.80)	(0.45)		3.01	1.46	0.53

Payment from Affiliate(1)	—	—	0.01	(2)	—	—	—	—	—	0.01	(2)	—	—	—

Dividends from Net Investment Income	(0.03)	(0.06)	—		(0.16)	(0.19)	—	(0.02)	(0.02)	—		(0.11)	(0.12)	—
Distributions from Net Realized Capital Gains	—	—	(1.86)		(1.91)	(0.64)	(0.24)	—	—	(1.86)		(1.91)	(0.64)	(0.24)

Total Distributions	(0.03)	(0.06)	(1.86)		(2.07)	(0.83)	(0.24)	(0.02)	(0.02)	(1.86)		(2.02)	(0.76)	(0.24)

Net Asset Value, End of Period	$13.52	$11.57	$18.53		$20.80	$19.77	$19.06	$13.24	$11.35	$18.17		$20.47	$19.48	$18.78

Total Return†	17.12%	(37.24)%	(2.60	)%(3)	16.51%	8.02%	3.22%	16.92%	(37.40)%	(2.79	)%(3)	16.26%	7.74%	2.93%

Ratios/Supplemental Data
Net Assets End of Period (000)	$106,932	$178,605	$444,181		$430,249	$453,493	$482,538	$16,015	$14,664	$24,234		$121,321	$118,848	$129,193
Ratio of Expenses to Average Net Assets	0.93%	0.98%	0.92%		0.93%	0.97%	0.98%	1.29%	1.24%	1.17%		1.18%	1.22%	1.23%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.46%	(0.22)%		0.44%	(0.01)%	0.38%	0.12%	0.24%	(0.47)%		0.19%	(0.26)%	0.13%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.97%	0.98%	0.92%		0.93%	0.97%	0.98%	1.34%	1.24%	1.17%		1.18%	1.22%	1.23%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.45%	0.46%	(0.22)%		0.44%	(0.01)%	0.38%	0.07%	0.24%	(0.47)%		0.19%	(0.26)%	0.13%
Portfolio Turnover Rate	118%	93%	92%		79%	76%	78%	118%	93%	92%		79%	76%	78%

	Large Cap Growth Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.55	$16.98	$19.38		$18.58	$17.94	$17.80

Net Investment Income(Loss)(1)	(0.03)	(0.06)	(0.22)		(0.10)	(0.18)	(0.10)
Realized and Unrealized Gain (Loss) on Investments	1.77	(6.37)	(0.33)		2.81	1.46	0.48

Total from Investment Operations	1.74	(6.43)	(0.55)		2.71	1.28	0.38

Payment from Affiliate(1)	—	—	0.01	(2)	—	—	—

Dividends from Net Investment Income	—	— **	—		—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.86)		(1.91)	(0.64)	(0.24)

Total Distributions	—	—	(1.86)		(1.91)	(0.64)	(0.24)

Net Asset Value, End of Period	$12.29	$10.55	$16.98		$19.38	$18.58	$17.94

Total Return†	16.49%	(37.85)%	(3.49	)%(3)	15.35%	7.08%	2.20%

Ratios/Supplemental Data
Net Assets End of Period (000)	$257	$230	$500		$707	$826	$1,239
Ratio of Expenses to Average Net Assets	1.99%	1.94%	1.89%		1.90%	1.90%	1.92%
Ratio of Net Investment Income to Average Net Assets	(0.58)%	(0.49)%	(1.19)%		(0.53)%	(0.94)%	(0.56)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.04%	1.94%	1.89%		1.90%	1.90%	1.92%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.63)%	(0.49)%	(1.19)%		(0.53)%	(0.94)%	(0.56)%
Portfolio Turnover Rate	118%	93%	92%		79%	76%	78%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)

During the period ended May 31, 2008, 0.05% of the Large Cap Growth Fund’s Class I, Class A, and Class C total returns were attributable to a payment by an affiliate as referenced in Note 10. Excluding this item, the total returns would have been (2.65)%, (2.84)%, and (3.59)%, respectively, for Class I, Class A, and Class C.

See Notes to Financial Statements.

Allegiant Equity Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Large Cap Value Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.72	$16.76	$20.99		$18.87	$17.58	$16.44	$10.68	$16.68	$20.91		$18.81	$17.53	$16.39

Net Investment Income(1)	0.10	0.27	0.28		0.29	0.25	0.26	0.08	0.23	0.23		0.23	0.20	0.21
Realized and Unrealized Gain (Loss) on Investments	1.65	(5.75)	(2.33)		4.24	2.62	1.81	1.63	(5.72)	(2.32)		4.23	2.61	1.82

Total from Investment Operations	1.75	(5.48)	(2.05)		4.53	2.87	2.07	1.71	(5.49)	(2.09)		4.46	2.81	2.03

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.10)	(0.27)	(0.32)		(0.27)	(0.23)	(0.25)	(0.08)	(0.22)	(0.28)		(0.22)	(0.18)	(0.21)
Distributions from Net Realized Capital Gains	—	(0.29)	(1.86)		(2.14)	(1.35)	(0.68)	—	(0.29)	(1.86)		(2.14)	(1.35)	(0.68)

Total Distributions	(0.10)	(0.56)	(2.18)		(2.41)	(1.58)	(0.93)	(0.08)	(0.51)	(2.14)		(2.36)	(1.53)	(0.89)

Net Asset Value, End of Period	$12.37	$10.72	$16.76		$20.99	$18.87	$17.58	$12.31	$10.68	$16.68		$20.91	$18.81	$17.53

Total Return†	16.46%	(32.68)%	(10.26)%		25.29%	16.78%	12.74%	16.15%	(32.84)%	(10.48)%		24.95%	16.48%	12.50%

Ratios/Supplemental Data
Net Assets End of Period (000)	$310,519	$292,811	$611,529		$718,669	$582,162	$548,937	$32,729	$30,435	$52,495		$65,300	$54,448	$48,306
Ratio of Expenses to Average Net Assets	0.91%	0.96%	0.91%		0.92%	0.97%	0.98%	1.24%	1.22%	1.16%		1.17%	1.22%	1.23%
Ratio of Net Investment Income to Average Net Assets	1.72%	2.20%	1.52%		1.42%	1.30%	1.47%	1.38%	1.98%	1.27%		1.17%	1.05%	1.22%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.91%	0.96%	0.91%		0.92%	0.97%	0.98%	1.24%	1.22%	1.16%		1.17%	1.22%	1.23%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.72%	2.20%	1.52%		1.42%	1.30%	1.47%	1.38%	1.98%	1.27%		1.17%	1.05%	1.22%
Portfolio Turnover Rate	16%	65%	104%		71%	46%	37%	16%	65%	104%		71%	46%	37%

	Large Cap Value Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.52	$16.43	$20.66		$18.62	$17.36	$16.24

Net Investment Income(1)	0.04	0.15	0.09		0.09	0.07	0.09
Realized and Unrealized Gain (Loss) on Investments	1.62	(5.64)	(2.29)		4.18	2.59	1.80

Total from Investment Operations	1.66	(5.49)	(2.20)		4.27	2.66	1.89

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.05)	(0.13)	(0.17)		(0.09)	(0.05)	(0.09)
Distributions from Net Realized Capital Gains	—	(0.29)	(1.86)		(2.14)	(1.35)	(0.68)

Total Distributions	(0.05)	(0.42)	(2.03)		(2.23)	(1.40)	(0.77)

Net Asset Value, End of Period	$12.13	$10.52	$16.43		$20.66	$18.62	$17.36

Total Return†	15.84%	(33.31)%	(11.13)%		24.04%	15.70%	11.72%

Ratios/Supplemental Data
Net Assets End of Period (000)	$303	$259	$440		$808	$588	$776
Ratio of Expenses to Average Net Assets	1.94%	1.92%	1.88%		1.89%	1.90%	1.92%
Ratio of Net Investment Income to Average Net Assets	0.69%	1.29%	0.55%		0.45%	0.37%	0.53%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.94%	1.92%	1.88%		1.89%	1.90%	1.92%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.69%	1.29%	0.55%		0.45%	0.37%	0.53%
Portfolio Turnover Rate	16%	65%	104%		71%	46%	37%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

	Mid Cap Value Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$8.68	$13.48	$16.61		$13.73	$12.47	$12.54	$8.59	$13.30	$16.38		$13.57	$12.35	$12.44

Net Investment Income (Loss)(1)	0.04	0.12	0.12		0.28	0.09	0.10	0.02	0.09	0.09		0.31	0.04	0.07
Realized and Unrealized Gain (Loss) on Investments	1.76	(4.75)	(2.28)		3.41	2.55	2.12	1.74	(4.67)	(2.26)		3.30	2.53	2.10

Total from Investment Operations	1.80	(4.63)	(2.16)		3.69	2.64	2.22	1.76	(4.58)	(2.17)		3.61	2.57	2.17

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	—	(0.17)	(0.26)		(0.05)	(0.11)	(0.04)	—	(0.13)	(0.20)		(0.04)	(0.08)	(0.01)
Distributions from Net Realized Capital Gains	—	—	(0.71)		(0.76)	(1.27)	(2.25)	—	—	(0.71)		(0.76)	(1.27)	(2.25)

Total Distributions	—	(0.17)	(0.97)		(0.81)	(1.38)	(2.29)	—	(0.13)	(0.91)		(0.80)	(1.35)	(2.26)

Net Asset Value, End of Period	$10.48	$8.68	$13.48		$16.61	$13.73	$12.47	$10.35	$8.59	$13.30		$16.38	$13.57	$12.35

Total Return†	20.74%	(34.22)%	(13.21)%		27.76%	22.04%	18.13%	20.49%	(34.33)%	(13.42)%		27.48%	21.66%	17.86%

Ratios/Supplemental Data
Net Assets End of Period (000)	$101,813	$96,510	$216,224		$190,806	$93,896	$45,863	$49,563	$46,524	$94,590		$194,866	$10,777	$6,042
Ratio of Expenses to Average Net Assets	1.00%	1.08%	1.01%		0.93%	1.01%	1.02%	1.33%	1.33%	1.26%		1.18%	1.26%	1.27%
Ratio of Net Investment Income to Average Net Assets	0.80%	1.24%	0.83%		1.86%	0.62%	0.75%	0.47%	0.96%	0.58%		1.61%	0.37%	0.50%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.00%	1.21%	1.26%		1.18%	1.26%	1.27%	1.33%	1.45%	1.51%		1.43%	1.51%	1.52%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.80%	1.11%	0.58%		1.61%	0.37%	0.50%	0.47%	0.84%	0.33%		1.36%	0.12%	0.25%
Portfolio Turnover Rate	36%	73%	58%		45%	44%	75%	36%	73%	58%		45%	44%	75%

	Mid Cap Value Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$8.40	$13.06	$16.13		$13.43	$12.23	$12.42

Net Investment Income (Loss)(1)	(0.01)	0.02	(0.02)		0.15	(0.04)	(0.02)
Realized and Unrealized Gain (Loss) on Investments	1.70	(4.58)	(2.22)		3.31	2.51	2.08

Total from Investment Operations	1.69	(4.56)	(2.24)		3.46	2.47	2.06

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	—	(0.10)	(0.12)		—	—	—
Distributions from Net Realized Capital Gains	—	—	(0.71)		(0.76)	(1.27)	(2.25)

Total Distributions	—	(0.10)	(0.83)		(0.76)	(1.27)	(2.25)

Net Asset Value, End of Period	$10.09	$8.40	$13.06		$16.13	$13.43	$12.23

Total Return†	20.12%	(34.82)%	(14.04)%		26.58%	20.95%	16.91%

Ratios/Supplemental Data
Net Assets End of Period (000)	$4,620	$4,176	$7,699		$5,620	$1,745	$951
Ratio of Expenses to Average Net Assets	2.03%	2.04%	1.97%		1.90%	1.94%	1.96%
Ratio of Net Investment Income to Average Net Assets	(2.03)%	0.27%	(0.13)%		0.89%	(0.31)%	(0.19)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.03%	2.15%	2.22%		2.15%	2.19%	2.21%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(2.03)%	0.16%	(0.38)%		0.64%	(0.56)%	(0.44)%
Portfolio Turnover Rate	36%	73%	58%		45%	44%	75%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Equity Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Multi-Factor Small Cap Core Fund
	Class I						Class A
	2009*	2009	2008		2007	2006(4)	2009*	2009	2008		2007	2006(4)
Net Asset Value, Beginning of Period	$7.03	$11.05	$12.34		$11.16	$10.00	$7.00	$11.03	$12.31		$11.15	$10.00

Net Investment Income(1)	0.03	0.04	0.03		0.11	0.03	0.01	0.02	0.01		0.05	—
Realized and Unrealized Gain (Loss) on Investments	1.06	(4.06)	(1.24)		1.18	1.13	1.06	(4.05)	(1.25)		1.21	1.15

Total from Investment Operations	1.09	(4.02)	(1.21)		1.29	1.16	1.07	(4.03)	(1.24)		1.26	1.15

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	**(2)	—	—

Dividends from Net Investment Income	—	—	(0.08	)(3)	(0.05)	—	—	—	(0.04	)(3)	(0.04)	—
Distributions from Net Realized Capital Gains	—	—	—		(0.06)	—	—	—	—		(0.06)	—

Total Distributions	—	—	(0.08)		(0.11)	—	—	—	(0.04)		(0.10)	—

Net Asset Value, End of Period	$8.12	$7.03	$11.05		$12.34	$11.16	$8.07	$7.00	$11.03		$12.31	$11.15

Total Return†	15.34%	(36.38)%	(9.87)%		11.62%	11.60%	15.29%	(36.54)%	(10.09)%		11.35%	11.50%

Ratios/Supplemental Data
Net Assets End of Period (000)	$24,975	$22,531	$49,073		$47,649	$6,599	$272	$235	$454		$648	$116
Ratio of Expenses to Average Net Assets	0.92%	0.95%	0.95%		0.95%	0.99%	1.24%	1.20%	1.20%		1.20%	1.24%
Ratio of Net Investment Income to Average Net Assets	0.69%	0.47%	0.25%		0.73%	0.43%	0.35%	0.22%	0.00%		0.48%	0.18%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.27%	1.30%	1.24%		1.21%	1.55%	1.59%	1.55%	1.49%		1.46%	1.80%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.34%	0.12%	(0.04)%		0.47%	(0.13)%	0.00%	(0.13)%	(0.29)%		0.22%	(0.38)%
Portfolio Turnover Rate	58%	186%	107%		189%	64%	58%	186%	107%		189%	64%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)	Includes a tax return of capital of $(0.0434) for Class I and Class A for the Multi-Factor Small Cap Core Fund.
(4)	Multi-Factor Small Cap Core Fund commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Multi-Factor Small Cap Growth Fund
	Class I						Class A						Class C
	2009*	2009	2008		2007	2006(1)	2009*	2009	2008		2007	2006(1)	2009*
Net Asset Value, Beginning of Period	$7.21	$11.42	$11.78		$10.57	$10.00	$7.15	$11.35	$11.74		$10.56	$10.00	$7.29

Net Investment Income (Loss)(2)	0.01	— **	(0.03)		(0.04)	(0.03)	—	(0.02)	(0.06)		(0.06)	(0.05)	(0.03)
Realized and Unrealized Gain (Loss) on Investments	0.88	(4.21)	(0.12)		1.25	0.60	0.88	(4.18)	(0.12)		1.24	0.61	0.92

Total from Investment Operations	0.89	(4.21)	(0.15)		1.21	0.57	0.88	(4.20)	(0.18)		1.18	0.56	0.89

Payment from Affiliate(2)	—	—	—	**(3)	—	—	—	—	—	**(3)	—	—	—

Dividends from Net Investment Income	—	—	—		—	—	—	—	—		—	—	—
Distributions from Net Realized Capital Gains	—	—	(0.21)		—	—	—	—	(0.21)		—	—	—

Total Distributions	—	—	(0.21)		—	—	—	—	(0.21)		—	—	—

Net Asset Value, End of Period	$8.10	$7.21	$11.42		$11.78	$10.57	$8.03	$7.15	$11.35		$11.74	$10.56	$8.18

Total Return†	12.34%	(36.87)%	(1.38)%		11.45%	5.70%	12.31%	(37.00)%	(1.65)%		11.17%	5.60%	12.21%

Ratios/Supplemental Data
Net Assets End of Period (000)	$15,389	$5,007	$6,491		$6,312	$5,518	$16,488	$38	$60		$35	$21	$128
Ratio of Expenses to Average Net Assets	0.93%	0.95%	0.95%		0.95%	0.97%	1.22%	1.20%	1.20%		1.20%	1.22%	1.93%
Ratio of Net Investment Income to Average Net Assets	0.28%	0.02%	(0.27)%		(0.34)%	(0.45)%	0.01%	(0.23)%	(0.52)%		(0.59)%	(0.70)%	(0.70)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.65%	1.86%	1.67%		1.58%	1.64%	1.92%	2.10%	1.92%		1.83%	1.89%	2.63%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.44)%	(0.89)%	(0.99)%		(0.97)%	(1.12)%	(0.69)%	(1.13)%	(1.24)%		(1.22)%	(1.37)%	(1.40)%
Portfolio Turnover Rate	74%	128%	137%		160%	77%	74%	128%	137%		160%	77%	74%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Multi-Factor Small Cap Growth Fund commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Equity Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Multi-Factor Small Cap Value Fund
	Class I								Class A
	2009*	2009		2008(1)		2007(1)	2006(1)	2005	2009*	2009		2008(1)		2007(1)	2006(1)	2005
Net Asset Value, Beginning of Period	$8.51	$13.18		$19.66		$20.94	$20.74	$22.18	$7.87	$12.20		$18.49		$19.90	$19.84	$21.42

Net Investment Income (Loss)(2)	0.04	0.07		(0.01)		0.01	0.01	(0.02)	0.03	0.02		(0.05)		(0.04)	(0.05)	(0.07)
Realized and Unrealized Gain (Loss) on Investments	1.11	(4.61)		(3.73)		1.75	2.86	2.83	1.03	(4.24)		(3.50)		1.66	2.74	2.74

Total from Investment Operations	1.15	(4.54)		(3.74)		1.76	2.87	2.81	1.06	(4.22)		(3.55)		1.62	2.69	2.67

Payment from Affiliate(2)	—	—		0.01	(3)	—	—	—	—	—		0.01	(3)	—	—	—

Dividends from Net Investment Income	—	(0.13	)(4)	—	**(5)	(0.01)	(0.04)	—	—	(0.11	)(4)	—		—	—	—
Distributions from Net Realized Capital Gains	—	—		(2.75)		(3.03)	(2.63)	(4.25)	—	—		(2.75)		(3.03)	(2.63)	(4.25)

Total Distributions	—	(0.13)		(2.75)		(3.04)	(2.67)	(4.25)	—	(0.11)		(2.75)		(3.03)	(2.63)	(4.25)

Net Asset Value, End of Period	$9.66	$8.51		$13.18		$19.66	$20.94	$ 20.74	$8.93	$7.87		$12.20		$18.49	$19.90	$19.84

Total Return†	13.51%	(34.41)%		(19.53	)%(6)	9.33%	14.88%	11.61%	13.47%	(34.57)%		(19.77	)%(6)	9.08%	14.62%	11.34%

Ratios/Supplemental Data
Net Assets End of Period (000)	$25,103	$28,920		$137,557		$414,786	$631,241	$767,302	$18,862	$18,641		$32,620		$172,928	$198,542	$233,391
Ratio of Expenses to Average Net Assets	1.33%	1.34%		1.20%		1.17%	1.20%	1.22%	1.68%	1.64%		1.45%		1.42%	1.45%	1.47%
Ratio of Net Investment Income to Average Net Assets	0.95%	0.62%		(0.09)%		0.05%	0.01%	(0.08)%	0.64%	0.16%		(0.34)%		(0.20)%	(0.24)%	(0.33)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.54%	1.34%		1.20%		1.17%	1.20%	1.22%	1.89%	1.64%		1.45%		1.42%	1.45%	1.47%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.74%	0.62%		(0.09)%		0.05%	0.01%	(0.08)%	0.43%	0.16%		(0.34)%		(0.20)%	(0.24)%	(0.33)%
Portfolio Turnover Rate	53%	81%		102%		74%	94%	103%	53%	81%		102%		74%	94%	103%

	Multi-Factor Small Cap Value Fund
	Class C
	2009*	2009		2008(1)		2007(1)	2006(1)	2005
Net Asset Value, Beginning of Period	$7.11	$11.02		$17.13		$18.78	$18.99	$20.79

Net Investment Income (Loss)(2)	—	(0.04)		(0.15)		(0.16)	(0.18)	(0.21)
Realized and Unrealized Gain (Loss) on Investments	0.93	(3.83)		(3.22)		1.54	2.60	2.66

Total from Investment Operations	0.93	(3.87)		(3.37)		1.38	2.42	2.45

Payment from Affiliate(2)	—	—		0.01	(3)	—	—	—

Dividends from Net Investment Income	—	(0.04	)(4)	—		—	—	—
Distributions from Net Realized Capital Gains	—	—		(2.75)		(3.03)	(2.63)	(4.25)

Total Distributions	—	—		(2.75)		(3.03)	(2.63)	(4.25)

Net Asset Value, End of Period	$8.04	$7.11		$11.02		$17.13	$18.78	$18.99

Total Return†	13.08%	(35.08)%		(20.33	)%(6)	8.29%	13.81%	10.58%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,693	$1,707		$4,151		$12,547	$19,237	$26,923
Ratio of Expenses to Average Net Assets	2.38%	2.34%		2.17%		2.14%	2.13%	2.16%
Ratio of Net Investment Income to Average Net Assets	(0.07)%	(0.46)%		(1.06)%		(0.92)%	(0.92)%	(1.02)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.59%	2.34%		2.17%		2.14%	2.13%	2.16%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.28)%	(0.46)%		(1.06)%		(0.92)%	(0.92)%	(1.02)%
Portfolio Turnover Rate	53%	81%		102%		74%	94%	103%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Redemption fees received during the year had no effect on the net asset value.
(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 10 in Notes to Financial Statements.
(4)	Includes a tax return of capital of $(0.0475), $(0.0475) and $(0.0475) for Class I, Class A and Class C, respectively, for the Multi-Factor Small Cap Value Fund.
(5)	Includes a tax return of capital of $(0.0010) for Class I for Multi-Factor Small Cap Value Fund.

(6)

During the period ended May 31, 2008, 0.05%, 0.05%, and 0.06% of the Multi-Factor Small Cap Value Fund’s Class I, Class A, and Class C total returns, respectively, were attributable to a payment by an affiliate as referenced in Note 10. Excluding this item, the total returns would have been (19.58)%, (19.82)%, and (20.39)%, respectively, for Class I, Class A, and Class C.

See Notes to Financial Statements.

	S&P 500® Index Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$7.30	$11.25	$13.10 $		10.90	$10.26	$9.67	$7.27	$11.22	$13.06		$10.88	$10.23	$9.64

Net Investment Income(1)	0.07	0.18	0.19		0.20	0.17	0.17	0.06	0.16	0.16		0.17	0.14	0.14
Realized and Unrealized Gain (Loss) on Investments	1.41	(3.84)	(1.06)		2.23	0.66	0.59	1.41	(3.84)	(1.05)		2.21	0.68	0.60

Total from Investment Operations	1.48	(3.66)	(0.87)		2.43	0.83	0.76	1.47	(3.68)	(0.89)		2.38	0.82	0.74

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.07)	(0.18)	(0.20)		(0.20)	(0.19)	(0.17)	(0.06)	(0.16)	(0.17)		(0.17)	(0.17)	(0.15)
Distributions from Net Realized Capital Gains	—	(0.11)	(0.78)		(0.03)	—	—	—	(0.11)	(0.78)		(0.03)	—	—

Total Distributions	(0.07)	(0.29)	(0.98)		(0.23)	(0.19)	(0.17)	(0.06)	(0.27)	(0.95)		(0.20)	(0.17)	(0.15)

Net Asset Value, End of Period	$8.71	$7.30	$11.25		$13.10	$10.90	$10.26	$8.68	$7.27	$11.22		$13.06	$10.88	$10.23

Total Return†	20.39%	(32.63)%	(6.98)%		22.53%	8.16%	7.95%	20.33%	(32.90)%	(7.15)%		22.09%	8.03%	7.72%

Ratios/Supplemental Data
Net Assets End of Period (000)	$100,071	$87,431	$138,373		$160,014	$171,999	$339,817	$19,716	$17,535	$26,299		$32,716	$25,281	$22,176
Ratio of Expenses to Average Net Assets	0.40%	0.42%	0.37%		0.35%	0.35%	0.36%	0.66%	0.67%	0.62%		0.60%	0.60%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.20%	1.64%		1.66%	1.56%	1.73%	1.55%	1.95%	1.39%		1.41%	1.31%	1.48%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.40%	0.48%	0.52%		0.50%	0.50%	0.51%	0.66%	0.73%	0.77%		0.75%	0.75%	0.76%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.80%	2.12%	1.49%		1.51%	1.41%	1.58%	1.55%	1.89%	1.24%		1.26%	1.16%	1.33%
Portfolio Turnover Rate	7%	36%	29%		26%	30%	30%	7%	36%	29%		26%	30%	30%

	S&P 500® Index Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$7.23	$11.15	$12.99		$10.82	$10.17	$9.59

Net Investment Income(1)	0.03	0.10	0.07		0.08	0.06	0.07
Realized and Unrealized Gain (Loss) on Investments	1.40	(3.82)	(1.05)		2.21	0.68	0.59

Total from Investment Operations	1.43	(3.72)	(0.98)		2.29	0.74	0.66

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.03)	(0.09)	(0.08)		(0.09)	(0.09)	(0.08)
Distributions from Net Realized Capital Gains	—	(0.11)	(0.78)		(0.03)	—	—

Total Distributions	(0.03)	(0.20)	(0.86)		(0.12)	(0.09)	(0.08)

Net Asset Value, End of Period	$8.63	$7.23	$11.15		$12.99	$10.82	$10.17

Total Return†	19.86%	(33.38)%	(7.88)%		21.22%	7.23%	6.87%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,261	$1,132	$1,726		$1,895	$1,595	$2,195
Ratio of Expenses to Average Net Assets	1.40%	1.41%	1.36%		1.35%	1.35%	1.36%
Ratio of Net Investment Income to Average Net Assets	0.80%	1.21%	0.65%		0.66%	0.56%	0.73%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.40%	1.48%	1.51%		1.50%	1.50%	1.51%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.80%	1.15%	0.50%		0.51%	0.41%	0.58%
Portfolio Turnover Rate	7%	36%	29%		26%	30%	30%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Equity Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Small Cap Core Fund
	Class I							Class A
	2009*	2009	2008(1)		2007(1)	2006	2005	2009*	2009	2008(1)		2007(1)	2006	2005
Net Asset Value, Beginning of Period	$7.52	$11.51	$13.74		$12.43	$11.03	$9.50	$7.44	$11.39	$13.62		$12.35	$10.99	$9.50

Net Investment Income(2)	(0.01)	(0.01)	0.01		— **	(0.05)	(0.06)	(0.02)	(0.03)	(0.02)		(0.03)	(0.08)	(0.09)
Realized and Unrealized Gain (Loss) on Investments	1.10	(3.97)	(1.41)		1.87	1.45	1.59	1.08	(3.92)	(1.40)		1.86	1.44	1.58

Total from Investment Operations	1.09	(3.98)	(1.40)		1.87	1.40	1.53	1.06	(3.95)	(1.42)		1.83	1.36	1.49

Payment from Affiliate(2)	—	—	—	**(3)	—	—	—	—	—	—	**(3)	—	—	—

Dividends from Net Investment Income	—	(0.01)	(0.02)		—	—	—	—	—	—		—	—	—
Distributions from Net Realized Capital Gains	—	—	(0.81)		(0.56)	—	—	—	—	(0.81)		(0.56)	—	—

Total Distributions	—	(0.01)	(0.83)		(0.56)	—	—	—	—	(0.81)		(0.56)	—	—

Net Asset Value, End of Period	$8.61	$7.52	$11.51		$13.74	$12.43	$11.03	$8.50	$7.44	$11.39		$13.62	$12.35	$10.99

Total Return†	14.50%	(34.57)%	(10.35)%		15.65%	12.69%	16.11%	14.25%	(34.68)%	(10.57)%		15.42%	12.38%	15.68%

Ratios/Supplemental Data
Net Assets End of Period (000)	$152,332	$142,964	$240,414		$225,592	$220,144	$151,633	$1,633	$1,510	$2,521		$3,139	$3,514	$2,533
Ratio of Expenses to Average Net Assets	1.15%	1.21%	1.16%		1.16%	1.21%	1.23%	1.48%	1.46%	1.41%		1.41%	1.46%	1.48%
Ratio of Net Investment Income to Average Net Assets	(0.15)%	(0.15)%	0.08%		0.04%	(0.46)%	(0.61)%	(0.48)%	(0.41)%	(0.17)%		(0.21)%	(0.71)%	(0.86)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.15%	1.21%	1.16%		1.16%	1.21%	1.23%	1.48%	1.46%	1.41%		1.41%	1.46%	1.48%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.15)%	(0.15)%	0.08%		0.04%	(0.46)%	(0.61)%	(0.48)%	(0.41)%	(0.17)%		(0.21)%	(0.71)%	(0.86)%
Portfolio Turnover Rate	30%	83%	44%		45%	78%	54%	30%	83%	44%		45%	78%	54%

	Small Cap Core Fund
	Class C
	2009*	2009	2008(1)		2007(1)	2006	2005
Net Asset Value, Beginning of Period	$7.17	$11.06	$13.34		$12.20	$10.92	$9.50

Net Investment Income(2)	(0.05)	(0.09)	(0.11)		(0.11)	(0.16)	(0.16)
Realized and Unrealized Gain (Loss) on Investments	1.05	(3.80)	(1.36)		1.81	1.44	1.58

Total from Investment Operations	1.00	(3.89)	(1.47)		1.70	1.28	1.42

Payment from Affiliate(2)	—	—	—	**(3)	—	—	—

Dividends from Net Investment Income	—	—	—		—	—	—
Distributions from Net Realized Capital Gains	—	—	(0.81)		(0.56)	—	—

Total Distributions	—	—	(0.81)		(0.56)	—	—

Net Asset Value, End of Period	$8.17	$7.17	$11.06		$13.34	$12.20	$10.92

Total Return†	13.95%	(35.17)%	(11.18)%		14.52%	11.72%	14.95%

Ratios/Supplemental Data
Net Assets End of Period (000)	$614	$525	$867		$1,013	$948	$700
Ratio of Expenses to Average Net Assets	2.19%	2.17%	2.13%		2.13%	2.14%	2.17%
Ratio of Net Investment Income to Average Net Assets	(1.18)%	(1.11)%	(0.89)%		(0.93)%	(1.39)%	(1.55)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.19%	2.17%	2.13%		2.13%	2.14%	2.17%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(1.18)%	(1.11)%	(0.89)%		(0.93)%	(1.39)%	(1.55)%
Portfolio Turnover Rate	30%	83%	44%		45%	78%	54%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Redemption fees received during the year had no effect on the net asset value.

(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Balanced Allocation Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 41.4%
Consumer Discretionary — 4.5%
Aaron’s#	2,225	$56
Buckle#	7,310	200
Cabela’s*#	7,100	86
Cablevision Systems	16,964	425
California Pizza Kitchen*#	5,600	70
Capella Education*	2,302	164
Cheesecake Factory*#	6,000	113
Chico’s FAS*	4,000	56
Coach	9,650	335
Cracker Barrel Old Country Store#	1,700	64
Deckers Outdoor*	2,340	217
Dress Barn*#	8,625	185
DSW, Cl A*#	5,857	137
Gander Mountain*#	10,987	55
Gap#	13,253	284
Jones Apparel Group	4,100	70
Jos. A. Bank Clothiers*#	2,637	108
Kohl’s*	5,180	275
National CineMedia#	6,225	91
National Presto Industries	700	65
Penn National Gaming*	9,160	245
Polo Ralph Lauren#	3,280	252
priceline.com*#	1,640	351
Retail Ventures*	13,900	108
Ross Stores#	6,600	290
Scripps Networks Interactive, Cl A	6,330	250
Sonic*#	12,370	119
Stage Stores	8,700	105
Steak N Shake*#	9,600	110
Strayer Education#	760	150
Target	7,230	337
Time Warner	17,872	549
Time Warner Cable*#	8,860	371
Tractor Supply*#	5,420	253
Universal Electronics*	5,010	108
Viacom, Cl B*	11,430	339
WMS Industries*#	1,225	48
Wolverine World Wide#	3,100	79

		7,120

Consumer Staples — 4.0%
Campbell Soup	11,649	407
Chattem*#	3,160	208
Coca-Cola	7,350	420
Colgate-Palmolive#	4,510	380
Corn Products International	4,420	124
Diamond Foods	2,425	75
General Mills	7,450	507
Kraft Foods, Cl A#	5,274	140
Kroger	16,990	386
Lorillard	7,949	619
PepsiCo	6,570	409
Philip Morris International	15,590	750
Procter & Gamble	9,720	606
Walgreen#	9,560	372
Wal-Mart Stores	18,283	997

		6,400

Energy — 4.1%
Alon USA Energy#	14,840	107
Anadarko Petroleum#	7,788	464
Apache	3,881	370

	Number of Shares	Value (000)
ATP Oil & Gas*#	10,460	$167
Atwood Oceanics*#	3,010	113
Bolt Technology*	1,279	14
Cal Dive International*	7,000	51
Chevron	15,474	1,207
ConocoPhillips	11,892	616
Contango Oil & Gas*	3,510	156
Duncan Energy Partners LP	8,100	182
EOG Resources	2,315	200
ExxonMobil	21,800	1,636
Genesis Energy LP#	10,204	176
National Oilwell Varco	5,260	226
Oil States International*	4,570	164
Schlumberger	3,930	251
XTO Enegy#	9,660	410

		6,510

Financials — 6.1%
Affiliated Managers Group*#	4,260	278
Allstate	11,180	318
AMERISAFE*	2,750	46
Amtrust Financial Services	14,150	169
Anworth Mortgage Asset REIT#	18,650	134
Ashford Hospitality Trust REIT*#	24,250	101
Bank of America	26,769	424
Bank of the Ozarks#	9,880	263
Beneficial Mutual Bancorp*#	8,200	76
Chubb	6,094	306
CNA Surety*#	6,200	83
eHealth*	5,200	69
Fifth Street Finance#	7,000	68
Franklin Resources#	2,510	271
Getty Realty REIT	2,600	59
Glacier Bancorp#	13,840	181
Goldman Sachs Group	4,664	791
Great Southern Bancorp#	5,100	115
HRPT Properties Trust REIT	20,950	129
International Assets Holding*	910	15
Invesco	18,744	417
Investment Technology Group*#	7,900	144
JPMorgan Chase	26,730	1,136
Knight Capital Group, Cl A*	5,600	82
LTC Properties REIT	2,100	54
Meadowbrook Insurance Group	20,050	137
Morgan Stanley	15,729	497
NASDAQ OMX Group*#	19,855	371
NYSE Euronext	10,256	259
Oppenheimer Holdings	242	8
Portfolio Recovery Associates*#	7,340	331
Prosperity Bancshares#	5,460	218
PS Business Parks REIT	1,625	77
RLI#	2,230	113
Signature Bank*#	1,200	37
T. Rowe Price Group	5,790	283
Tower Group	1,625	40
Travelers#	8,895	466
UMB Financial	2,150	85
Urstadt Biddle Properties, Cl A REIT#	2,900	40
Valley National Bancorp#	14,025	185
Wells Fargo#	27,855	781
Wintrust Financial#	3,400	88

		9,745

21

Allegiant Balanced Allocation Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited )

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Healthcare — 5.5%
Abbott Laboratories	10,710	$584
Allergan#	4,470	260
Allion Healthcare*	14,750	96
Amgen*#	4,040	228
AmSurg*#	2,700	56
Atrion#	600	81
Baxter International	13,490	736
Bio-Reference Labs*#	4,570	150
Bristol-Myers Squibb	27,904	706
Cambrex*	13,846	73
Catalyst Health Solutions*	6,400	218
Celgene*	7,230	401
Computer Programs & Systems#	1,600	74
Cubist Pharmaceuticals*	5,390	90
DENTSPLY International#	8,000	267
Forest Laboratories*	2,910	89
Gilead Sciences*#	7,170	330
Harvard Bioscience*	35,100	125
Healthspring*#	3,700	61
Invacare	4,659	116
inVentiv Health*	6,243	99
Johnson & Johnson	4,210	265
Medco Health Solutions*#	4,970	314
Merck#	15,770	571
Neogen*	1,700	55
Nighthawk Radiology Holdings*	8,500	44
NuVasive*#	7,190	233
Par Pharmaceutical*	7,181	170
PAREXEL International*	4,430	53
Pfizer	58,881	1,070
PharMerica*	7,900	119
Psychiatric Solutions*	2,650	59
Quest Diagnostics#	5,480	317
Thermo Fisher Scientific*	6,300	297
Universal American*#	4,600	48
Zimmer Holdings*	5,695	337

		8,792

Industrials — 4.5%
3M#	7,910	613
AAR*#	16,776	313
Apogee Enterprises#	3,175	43
Applied Signal Technology	2,450	48
BE Aerospace*#	17,100	330
Curtiss-Wright	3,240	92
EMCOR Group*	8,440	201
EnergySolutions	10,100	87
EnerSys*#	3,200	73
Esterline Technologies*#	5,300	214
Foster Wheeler AG*	6,860	205
Gardner Denver#	2,100	79
General Electric	46,234	741
Great Lakes Dredge & Dock	7,358	43
Harsco	3,230	100
Houston Wire & Cable#	14,480	161
ICF International*#	7,550	204
IDEX#	7,410	220
Illinois Tool Works#	7,280	354
International Shipholding	4,897	163
ITT	6,960	360
Joy Global	4,868	261
Kforce*	3,800	49

	Number of Shares	Value (000)
Lockheed Martin	2,193	$169
M&F Worldwide*	3,635	120
MasTec*#	5,300	68
Quanex Building Products	7,400	120
Regal-Beloit#	2,160	102
Rockwell Automation	7,610	331
Saia*	6,200	89
Shaw Group (The)*	3,030	86
Snap-On	2,800	101
United Parcel Service, Cl B#	6,841	393
United Technologies#	6,920	465
VSE	884	40
Watson Wyatt Worldwide, Cl A	1,925	80
Watts Water Technologies, Cl A	2,898	89

		7,207

Information Technology — 9.0%
3Com*	19,660	145
3PAR*#	5,700	58
Advanced Energy Industries*	5,200	57
ANSYS*#	4,330	169
Apple*	6,410	1,281
Benchmark Electronics*#	9,359	169
Bottomline Technologies*	7,013	113
Broadcom, Cl A*#	8,810	257
Brocade Communications Systems*	31,360	222
Cirrus Logic*	29,800	162
Cisco Systems*	37,840	885
Comtech Telecommunications*#	6,510	187
Corning	18,880	315
Daktronics#	6,653	56
Dell*	13,590	192
Digital River*#	8,540	215
Dolby Laboratories, Cl A*#	11,380	509
EMC*	24,215	408
ePlus*	3,100	49
FactSet Research Systems#	3,090	224
Google, Cl A*	1,325	773
Integrated Device Technology*	14,550	82
Intel	30,980	595
Intellon*#	19,350	143
International Business Machines	8,570	1,083
j2 Global Communications*#	7,170	143
Kopin*	22,950	99
Lawson Software*	25,195	165
Mastercard, Cl A#	1,260	304
MAXIMUS	1,700	79
Microsoft	47,174	1,387
Oracle	16,940	374
OSI Systems*	9,950	203
Plantronics#	2,400	56
QUALCOMM	12,940	582
Rackspace Hosting*#	4,850	90
Rofin-Sinar Technologies*	6,230	142
Symantec*#	22,117	393
TeleCommunication Systems, Cl A*#	19,550	165
TeleTech Holdings*#	8,800	170
Trimble Navigation*#	6,290	140
Tyler Technologies*#	15,200	304
ValueClick*	3,400	32
Viasat*#	4,100	126
Virtusa*	5,000	44
Visa, Cl A#	3,720	301

22

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Information Technology — continued
Western Digital*#	6,500	$239
Yahoo!*	33,355	499

		14,386

Insurance — 0.0%
FlagStone Reinsurance Holdings	5,113	55

Materials — 1.6%
AptarGroup	2,640	95
Balchem#	3,570	114
Boise*	11,900	58
Brush Engineered Materials*	6,700	119
Buckeye Technologies*	16,449	159
Carpenter Technology	4,550	106
Celanese	11,820	352
Compass Minerals International#	2,980	194
E.I. DuPont de Nemours	8,941	309
Freeport-McMoRan Copper & Gold*	4,240	351
Innophos Holdings	5,050	125
Omnova Solutions*#	23,248	154
Owens-Illinois*	6,810	213
Praxair#	2,830	232

		2,581

Telecommunication Services — 1.1%
American Tower, Cl A*	7,180	294
AT&T	31,827	857
Atlantic Tele-Network	2,110	99
PAETEC Holding*	6,374	23
Verizon Communications	14,795	466

		1,739

Utilities — 1.0%
Avista#	4,100	85
Exelon	9,481	457
Ferrellgas Partners LP#	2,775	61
FPL Group	7,025	365
NorthWestern#	6,000	155
NRG Energy*#	12,195	292
UGI	8,390	197

		1,612

Total Domestic Common Stocks (Cost $61,616)		66,147

PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	13,500	10
Freddie Mac	6,900	5

Total Preferred Stocks (Cost $375)		15

FOREIGN COMMON STOCKS — 8.1%
Consumer Discretionary — 0.6%
Compass Group PLC (United Kingdom)	21,160	150
Gildan Activewear (Canada)*#	5,900	114
Hennes & Mauritz AB, Cl B (Sweden)	1,670	99
Jupiter Telecommunications (Japan)	60	57
Li & Fung (Hong Kong)	17,424	70

	Number of Shares	Value (000)
LVMH Moet Hennessy Louis Vuitton SA (France)#	790	$82
Makita (Japan)	2,750	93
New Oriental Education & Technology Group, ADR (China)*	390	28
Nitori (Japan)	1,421	118
Rational AG (Germany)	380	65
Steiner Leisure (Bahamas)*	4,002	158

		1,034

Consumer Staples — 0.7%
Cresud S.A.C.I.F. y A., ADR (Argentina)	10,846	152
Diageo PLC, ADR (United Kingdom)#	540	36
Hengan International Group (Hong Kong)	7,669	55
Imperial Tobacco Group PLC (United Kingdom)	2,330	68
Koninklijke Ahold (Netherlands)	5,220	70
Nestle SA (Switzerland)	4,490	212
Reckitt Benckiser Group PLC (United Kingdom)	1,813	93
SSL International PLC (United Kingdom)	7,000	86
Tesco PLC (United Kingdom)	13,111	91
Wilmar International (Singapore)	33,742	154
Woolworths (Australia)	3,502	90

		1,107

Energy — 1.3%
BG Group PLC (United Kingdom)	9,143	166
BP PLC, ADR (United Kingdom)	7,802	446
Cairn Energy PLC (United Kingdom)*	2,362	120
Fugro NV (Netherlands)#	1,510	86
Noble (Switzerland)	6,410	265
Paladin Energy (Australia)*	11,410	43
Petroleo Brasileiro SA, ADR (Brazil)#	10,025	514
Teekay Offshore Partners LP (Bahamas)#	4,150	74
Transocean (Switzerland)*	3,591	307
WorleyParsons (Australia)	3,917	95

		2,116

Financials — 1.3%
Azimut Holding SpA (Italy)	5,990	79
Banco Macro SA, ADR (Argentina)	1,908	52
BinckBank NV (Netherlands)	4,100	79
China Overseas Land & Investment (Hong Kong)	29,137	63
Credit Suisse Group AG, ADR (Switzerland)	2,650	139
E-House China Holdings, ADR (China)*#	9,000	175
FirstService (Canada)*	12,690	235
Grupo Financiero Galicia SA, ADR (Argentina)*#	27,169	145
Hong Kong Exchanges and
Clearing (Hong Kong)	2,200	39
HSBC Holdings PLC, ADR (United Kingdom)#	1,570	93
ICAP PLC (United Kingdom)	6,540	47
IG Group Holdings PLC (United Kingdom)	10,330	54
IRF European Finance Investments (Bermuda) (A) (B)	31,579	51
Lazard, Cl A (Bermuda)	6,990	271
Maiden Holdings (Bermuda)	5,974	45
Midland Holdings (Hong Kong)	79,510	59
Montpelier Re Holdings (Bermuda)	12,930	216
National Bank of Greece SA (Greece)*	1,671	50
Ping An Insurance Group, Cl H (China)	6,500	60
Seven Bank (Japan)	23	46
Standard Chartered PLC (United Kingdom)	5,830	143

		2,141

23

Allegiant Balanced Allocation Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — 0.7%
Abcam PLC (United Kingdom)	2,600	$39
Actelion (Switzerland)*#	1,423	84
Cochlear (Australia)#	2,990	173
Crucell NV, ADR (Netherlands)*	1,390	30
DiaSorin SpA (Italy)	2,430	88
Novo Nordisk A/S, ADR (Denmark)#	1,490	99
QIAGEN NV (Netherlands)*	2,240	50
Roche Holdings AG (Switzerland)	1,886	308
Shionogi (Japan)	2,360	51
Sonova Holding AG (Switzerland)	710	85
Teva Pharmaceutical Industries, ADR (Israel)	2,641	139

		1,146

Industrials — 1.0%
ABB, ADR (Switzerland)*	36,870	677
Capita Group PLC (United Kingdom)	5,820	68
China High Speed Transmission Equipment Group (China)	41,200	97
China Yuchai International (Singapore)	11,200	187
Fanuc (Japan)	454	37
Intertek Group PLC (United Kingdom)	2,880	55
Kurita Water Industries (Japan)	2,089	66
Midas Holdings (Singapore)#	83,000	52
Mitsubishi (Japan)	3,153	71
Ultra Electronics Holdings PLC (United Kingdom)	2,200	45
UTi Worldwide (Virgin Islands (British))	3,700	48
Vestas Wind Systems A/S (Denmark)*	981	69
Zhuzhou CSR Times Electric (China)	49,520	100

		1,572

Information Technology — 1.0%
ARM Holdings PLC, ADR (United Kingdom)#	12,390	96
Autonomy PLC (United Kingdom)*	7,470	176
Gree (Japan)#	1,240	66
HTC (Taiwan) (E)	1	—
Kakaku.com (Japan)#	13	48
Mellanox Technologies (Israel)*#	6,800	123
Ness Technologies (Israel)*	10,350	52
Nidec (Japan)	500	44
Open Text (Canada)*	3,060	116
Opera Software ASA (Norway)#	25,198	80
Patni Computer Systems, ADR (India)	3,600	69
SAP AG, ADR (Germany)#	2,480	119
Temenos Group AG (Switzerland)*#	6,980	171
Tencent Holdings (China)	10,303	190
Wirecard AG (Germany)	7,577	96
Xyratex (Bermuda)*	10,293	116

		1,562

Materials — 1.3%
Antofagasta PLC (United Kingdom)	6,390	95
ArcelorMittal (Luxembourg)#	7,265	285
Barrick Gold (Canada)#	8,455	361
BHP Billiton, ADR (Australia)#	3,239	244
China National Building Material, Cl H (China)	28,700	55
Kuraray (Japan)	7,121	85
Lihir Gold, ADR (Australia)#	2,390	79
MacArthur Coal (Australia)	6,501	55
Methanex (Canada)	5,320	95
Northgate Minerals (Canada)*	37,840	121

	Number of Shares	Value (000)
Syngenta AG, ADR (Switzerland)#	3,291	$176
Vale SA, ADR (Brazil)#	5,889	169
Zijin Mining Group, Cl H (China)	172,497	181

		2,001

Telecommunication Services — 0.1%
Vimpel-Communications, ADR (Russia)	3,850	74
Vivo Participacoes SA, ADR (Brazil)#	2,688	82

		156

Utilities — 0.1%
Red Electrica SA (Spain)	2,170	119
Scottish & Southern Energy PLC (United Kingdom)	3,832	70

		189

Total Foreign Common Stocks (Cost $12,486)		13,024

EXCHANGE TRADED FUNDS — 13.7%
iShares MSCI EAFE Value Index Fund	190,620	9,752
iShares MSCI Emerging Markets Index Fund#	115,111	4,664
iShares Russell 2000® Index Fund#	1,520	88
S&P Depository Receipt, Trust Series 1#	17,920	1,969
Vanguard Emerging Markets	132,794	5,352

Total Exchange Traded Funds (Cost $23,352)		21,825

FOREIGN EQUITY CERTIFICATES — 0.1%
Financials — 0.0%
Unitech, (India), Issued by ABN Amro, Expires 06/30/11 (C)	43,000	73

Information Technology — 0.1%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (C)	5,305	86

Total Foreign Equity Certificates (Cost $157)		159

	Par (000)
ASSET BACKED SECURITIES — 2.8%
Automotive — 1.1%
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	$774	790
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A4
5.160%, 03/17/14	500	527
USAA Auto Owner Trust,
Series 2008-1, Cl A-3
4.160%, 04/16/12	303	308
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A
5.280%, 01/17/12	156	158

		1,783

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Credit Cards — 0.7%
Chase Issuance Trust,
Series 2005-A4, Cl A4
4.230%, 01/15/13	$785	$798
MBNA Credit Card Master Note Trust,
Series 2005-A3, Cl A3
4.100%, 10/15/12	385	391

		1,189

Utilities — 0.9%
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	155	156
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	600	662
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	565	676

		1,494

Total Asset Backed Securities (Cost $4,240)		4,466

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Fannie Mae,
Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,368
Freddie Mac,
Series 2772, Cl GH
5.000%, 07/15/32	1,000	1,064
Freddie Mac,
Series 2773, Cl CD
4.500%, 04/15/24	700	737
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39 (A)	385	391

Total Collateralized Mortgage Obligations (Cost $3,247)		3,560

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Cl A4
5.399%, 07/15/44 (D)	875	880
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	275	275
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	730	715
First Union National Bank Commercial Mortgage,
Series 2001-C4, Cl A2
6.223%, 12/12/33	125	131

Total Commercial Mortgage-Backed Securities (Cost $2,004)		2,001

CORPORATE BONDS — 9.6%
Cable — 0.2%
Cox Communications
4.625%, 06/01/13	115	121

	Par (000)	Value (000)
Time Warner Cable
5.850%, 05/01/17	$145	$155

		276

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	95	104

Consumer Staples — 0.1%
Delhaize Group SA
5.875%, 02/01/14	140	153

Energy — 0.8%
Anadarko Petroleum
8.700%, 03/15/19#	100	125
ConocoPhillips
5.750%, 02/01/19	175	194
EQT
8.125%, 06/01/19#	125	146
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	110	119
Nexen
5.875%, 03/10/35	175	165
Petro-Canada
6.050%, 05/15/18	195	212
Sunoco
9.625%, 04/15/15#	120	145
XTO Energy
5.750%, 12/15/13	165	182

		1,288

Financials — 2.6%
American Express
7.000%, 03/19/18	225	251
Ameriprise Financial
7.300%, 06/28/19	140	159
Bank of America (MTN)
5.650%, 05/01/18	160	161
Bank of New York Mellon (MTN)
3.100%, 01/15/15	135	137
Barclays Bank PLC
6.750%, 05/22/19	125	142
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	140	150
Citigroup
5.125%, 05/05/14	375	379
Credit Suisse NY
5.500%, 05/01/14#	110	121
General Electric Capital (MTN)
5.875%, 01/14/38	645	599
Goldman Sachs Group
3.625%, 08/01/12#	90	94
5.950%, 01/18/18#	265	283
JPMorgan Chase
6.000%, 01/15/18	310	336
JPMorgan Chase Capital XV
5.875%, 03/15/35	255	222
Merrill Lynch (MTN)
6.875%, 04/25/18	335	359
MetLife
7.717%, 02/15/19#	115	138
Morgan Stanley
5.300%, 03/01/13	110	118

Allegiant Balanced Allocation Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
6.000%, 05/13/14#	$125	$136
Wachovia Capital Trust III
5.800%, 03/15/42 (D)	260	178
Westpac Banking
4.200%, 02/27/15	210	217

		4,180

Food, Beverage & Tobacco — 0.1%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (C)	125	150

Industrials — 0.5%
CRH America
8.125%, 07/15/18	160	188
Ingersoll-Rand Global Holding
9.500%, 04/15/14	120	145
Koninklijke Philips Electronics NV
6.875%, 03/11/38#	150	175
Lockheed Martin
5.500%, 11/15/39	295	297

		805

Insurance — 0.2%
Principal Financial Group
8.875%, 05/15/19	125	147
Prudential Financial (MTN)
7.375%, 06/15/19#	145	165

		312

Real Estate Investment Trusts — 0.2%
AMB Property LP
6.625%, 12/01/19	75	75
AMB Property LP (MTN)
6.300%, 06/01/13	150	158
Realty Income
6.750%, 08/15/19	155	159

		392

Retail — 0.5%
AutoZone
6.500%, 01/15/14	145	161
CVS Caremark
6.125%, 09/15/39	125	124
Home Depot
5.875%, 12/16/36	140	138
Staples
9.750%, 01/15/14#	125	151
TJX
6.950%, 04/15/19	105	126
Wal-Mart Stores
5.250%, 09/01/35	115	116

		816

Technology — 0.1%
International Business Machines
7.625%, 10/15/18	100	127
KLA-Tencor
6.900%, 05/01/18	100	107

		234

	Par (000)	Value (000)

Telecommunications — 0.6%
AT&T
6.550%, 02/15/39#	$120	$130
British Telecommunications PLC
9.125%, 12/15/10	140	150
Cellco Partnership/Verizon Wireless Capital
5.550%, 02/01/14	250	276
GTE
6.940%, 04/15/28	300	313
Telecom Italia Capital SA
6.999%, 06/04/18#	125	139

		1,008

Transportation — 0.1%
ERAC USA Finance
6.375%, 10/15/17 (C)	100	104

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.4%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	250	262
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11	490	509
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	285	297
General Electric Capital (TLGP) (FDIC)
1.625%, 01/07/11	265	268
2.125%, 12/21/12#	1,095	1,117
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11	145	147
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	120	123
2.125%, 12/26/12	1,100	1,127
State Street (TLGP) (FDIC)
2.150%, 04/30/12#	15	15

		3,865

Utilities — 1.1%
Appalachian Power
4.950%, 02/01/15	165	174
Baltimore Gas & Electric
6.125%, 07/01/13	205	226
Bruce Mansfield Unit
6.850%, 06/01/34	99	105
Dominion Resources
7.000%, 06/15/38#	120	143
Duke Energy Carolinas LLC
5.300%, 02/15/40	185	185
Exelon Generation LLC
5.200%, 10/01/19	120	124
Midamerican Energy Holdings
6.125%, 04/01/36#	150	161
Nisource Finance
6.400%, 03/15/18#	175	183
Potomac Electric Power
6.500%, 11/15/37#	150	173
Progress Energy
4.875%, 12/01/19	75	76

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Puget Sound Energy
5.757%, 10/01/39	$100	$99

		1,649

Total Corporate Bonds (Cost $14,328)		15,336

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 10.4%
Federal National Mortgage Association — 10.2%
7.000%, 06/01/31	9	10
7.000%, 01/01/33	50	56
7.000%, 10/01/33	9	10
6.500%, 12/01/37	1,072	1,159
6.500%, 01/01/38	713	771
6.000%, 09/01/32	28	30
6.000%, 09/01/36	909	977
6.000%, 02/01/37	98	105
6.000%, 07/01/37	728	782
6.000%, 09/01/37	498	535
6.000%, 02/01/38	520	558
6.000%, 06/01/38	475	510
6.000%, 09/01/38	585	628
5.500%, 02/01/32	105	112
5.500%, 07/01/33	15	16
5.500%, 12/01/33	237	253
5.500%, 05/01/35	140	149
5.500%, 12/01/35	51	55
5.500%, 12/01/36	2,516	2,685
5.000%, 06/01/20	351	376
5.000%, 07/01/20	68	73
5.000%, 02/01/21	584	624
5.000%, 09/01/33	38	40
5.000%, 10/01/33	82	86
5.000%, 11/01/33	415	437
5.000%, 08/01/35	36	38
5.000%, 10/01/35	441	463
5.000%, 11/01/35	380	400
5.000%, 12/01/35	335	352
5.000%, 12/01/37	715	751
4.500%, 08/01/20	865	916
4.500%, 10/01/20	391	413
4.500%, 03/01/21	707	748
4.500%, 01/01/23	743	780
4.500%, 09/01/35	431	444

		16,342

Government National Mortgage Association — 0.2%
6.500%, 09/15/28	11	12
6.500%, 07/15/32	20	22
6.500%, 10/15/33	12	13
6.000%, 08/15/32	13	14
6.000%, 02/15/33	65	70
6.000%, 11/15/33	26	28
6.000%, 06/15/35	96	104

		263

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $15,557)		16,605

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Federal Home Loan Mortgage Corporation — 0.4%
2.000%, 09/28/12	$530	$535

Federal National Mortgage Association — 1.2%
3.000%, 10/29/14	530	535
1.750%, 03/23/11	1,415	1,438

		1,973

Total U.S. Government Agency Obligations (Cost $2,483)		2,508

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds — 1.9%
5.375%, 02/15/31#	1,105	1,301
4.500%, 02/15/36#	1,020	1,073
4.250%, 08/15/14#	540	599

		2,973

U.S. Treasury Inflationary Index Bond (TIP) — 1.2%
1.625%, 01/15/18#	1,795	1,941

U.S. Treasury Notes — 1.5%
6.500%, 02/15/10#	1,325	1,343
4.875%, 08/15/16#	285	326
2.750%, 02/15/19#	735	710

		2,379

Total U.S. Treasury Obligations (Cost $7,201)		7,293

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.9%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $6,215)	6,214,890	6,215

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.7% (Cost $153,261)		159,154

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 26.0%
Affiliated Money Market Fund — 10.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	16,264,427	16,264
Institutional Money Market Trust†	513,062	513

		16,777

Money Market Funds — 15.5%
AIM STIT Liquid Assets Portfolio	6,298,801	6,299
Fidelity Institutional Prime Money Market Portfolio	6,198,839	6,199
JP Morgan Prime Money Market Fund	738,831	739
Merrill Lynch Select Institutional Fund	5,327,208	5,327
RBC Prime Money Market Fund	6,107,886	6,108

		24,672

Allegiant Balanced Allocation Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $10,122, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $10,469)	$10	$10

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $41,459)‡		41,459

TOTAL INVESTMENTS — 125.7% (Cost $194,720)**		200,613

Other Assets & Liabilities — (25.7)%		(41,002)

TOTAL NET ASSETS — 100.0%		$159,611

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $196,171

Gross unrealized appreciation (000)	$11,436
Gross unrealized depreciation (000)	(6,994)

Net unrealized appreciation (000)	$4,442

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 40,429.
‡	See Note 8 in Notes to Financial Statements.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $51 and represents 0.0% of net assets as of November 30, 2009.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $413 and represents 0.3% of net assets as of November 30, 2009.
(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2009.
(E)	Value is less than $500.

ADR — American Depository Receipt

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

See Notes to Financial Statements.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Dow Jones EURO STOXX 50®	20	$851	12/21/09	$(23)
Nikkei 225	4	449	12/11/09	(42)

		$1,300		$(65)

Cash in the amount of $97,795 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$6,215	$—
Domestic Common Stocks	66,147	—
Exchange Traded Funds	21,825	—
Foreign Common Stocks	7,234	—
Futures	—	(65)
Preferred Stocks	15	—
Short Term Investments Purchased With Collateral From Securities Loaned	41,449	—
Level 2 - Other Significant Observable Inputs
Asset-Backed Securities	4,466	—
Collateralized Mortgage Obligations	3,169	—
Commercial Mortgage-Backed Securities	2,001	—
Corporate Bonds	15,336	—
Foreign Common Stocks	5,739	—
Foreign Equity Certificates	159	—
Short Term Investments Purchased With Collateral From Securities Loaned	10	—
U.S. Government Agency Mortgage-Backed Obligations	16,605	—
U.S. Government Agency Obligations	2,508	—
U.S. Treasury Obligations	7,293	—
Level 3 - Significant Unobservable Inputs		—
Collateralized Mortgage Obligations	391	—
Foreign Common Stocks	51	—

Totals	$200,613	$(65)

See Notes to Financial Statements.

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)		Other Financial Instruments (000)
Balance, 05/31/09
Collateralized Mortgage Obligation	$—		$—
Foreign Common Stock	—		—
Accrued discounts/premiums
Collateralized Mortgage Obligation	—	(A)	—
Foreign Common Stock	—		—
Realized gain (loss)
Collateralized Mortgage Obligation	—		—
Foreign Common Stock	—		—
Change in unrealized appreciation (depreciation)
Collateralized Mortgage Obligation	2		—
Foreign Common Stock	6		—
Purchases
Collateralized Mortgage Obligation	389		—
Foreign Common Stock	—		—
Sales
Collateralized Mortgage Obligation	—		—
Foreign Common Stock	(6)		—
Transfers in and/or out of Level 3
Collateralized Mortgage Obligation	—		—
Foreign Common Stock	51		—

Balance, 11/30/09	$442		$—

(A)	Value is less than $500.

See Notes to Financial Statements.

Allegiant Balanced Allocation Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $147,046)*	$152,939
Investments in affiliates at value, (Cost $6,215)	6,215
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $24,682)	24,682
Short term investments in affiliates held as collateral for loaned securities, (Cost $16,777)	16,777
Initial margin held by broker for open futures contracts	98
Receivable for investments sold	730
Receivable for shares of beneficial interest sold	19
Dividends and interest receivable	589
Prepaid expenses	14

Total Assets	202,063

LIABILITIES
Payable for collateral for loaned securities	41,459
Payable for shares of beneficial interest redeemed	83
Payable for investment securities purchased	691
Future variation margin payable	20
Investment advisory fees payable	98
12b-1 fees payable
Class A	3
Class C	1
Shareholder servicing fees payable
Class A	3
Administration fees payable	9
Custody fees payable	8
Transfer agent fees payable	32
Trustee fees payable	3
Other liabilities	42

Total Liabilities	42,452

TOTAL NET ASSETS	$159,611

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$179,988
Undistributed Net Investment Income	342
Accumulated Net Realized Loss on Investments and Futures	(26,554)
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	6
Net Unrealized Appreciation on Investments and Futures	5,829

Total Net Assets	$159,611

Net Asset Value, Offering and Redemption Price Per Share — Class I ($143,790,715 ÷ 15,602,733 outstanding shares of beneficial interest)	$9.22

Net Asset Value and Redemption Price Per Share — Class A ($14,535,997 ÷ 1,574,523 outstanding shares of beneficial interest)	$9.23

Maximum Offering Price Per Share — Class A ($9.23 ÷ 95.25%)	$9.69

Net Asset Value and Offering Price Per Share — Class C ($1,284,304 ÷ 140,036 outstanding shares of beneficial interest)	$9.17

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $40,429.

30

Allegiant International Equity Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 95.6%
Consumer Discretionary — 12.6%
Adidas AG (Germany)	9,737	$557
Autoliv (Sweden)#	93,000	3,777
Barratt Developments PLC (United Kingdom)*	2,818,821	5,499
Bellway PLC (United Kingdom)	169,799	2,019
Christian Dior (France)#	21,100	2,144
Compass Group PLC (United Kingdom)	330,192	2,345
Culture Convenience Club (Japan)#	168,600	1,039
Daimler AG (Germany)	5,699	288
Duni AB (Sweden)	278,300	2,530
Espirit Holdings (Hong Kong)	72,000	483
Hennes & Mauritz AB, Cl B (Sweden)	26,726	1,584
Jupiter Telecommunications (Japan)	824	776
Li & Fung (Hong Kong)	220,694	888
LVMH Moet Hennessy Louis Vuitton SA (France)#	12,352	1,288
Makita (Japan)	35,500	1,197
New Oriental Education & Technology Group, ADR (China)*#	7,536	537
Nitori (Japan)	22,786	1,899
Persimmon PLC (United Kingdom)*	387,933	2,648
Rational AG (Germany)	5,304	903
Suzuki Motor (Japan)	16,000	378
Taylor Wimpey PLC (United Kingdom)*	3,888,565	2,279
Toyota Motor (Japan)	23,000	905
Vivendi SA (France)	29,195	842
Yamada Denki (Japan)	9,870	589

		37,394

Consumer Staples — 9.7%
Asahi Breweries (Japan)	153,600	2,722
Danone (France)	11,377	680
Diageo PLC (United Kingdom)	1,469	25
Diageo PLC, ADR (United Kingdom)	10,072	681
Greencore Group PLC (Ireland)	1,518,101	3,154
Heineken NV (Netherlands)	7,466	351
Hengan International Group (Hong Kong)	95,052	682
Imperial Tobacco Group PLC (United Kingdom)	39,402	1,148
Koninklijke Ahold (Netherlands)	104,342	1,404
MEIJI Holdings (Japan)*	73,034	2,917
Metro AG (Germany)	8,881	558
Nestle SA (Switzerland)	91,059	4,305
Reckitt Benckiser Group PLC (United Kingdom)	48,624	2,482
Shiseido (Japan)	32,000	630
SSL International PLC (United Kingdom)	93,000	1,138
Tesco PLC (United Kingdom)	333,593	2,323
Wilmar International (Singapore)	451,224	2,058
Woolworths (Australia)	55,612	1,428

		28,686

Energy — 6.4%
BG Group PLC (United Kingdom)	159,918	2,907
BP PLC (United Kingdom)	55,750	529
Cairn Energy PLC (United Kingdom)*	28,800	1,463
Eni SpA (Italy)	22,296	553
Fugro NV (Netherlands)#	21,952	1,248
Lukoil OAO (Russia)	2,405	140
Paladin Energy (Australia)*	250,321	942
Petroleo Brasileiro SA (Brazil)	12,169	548
Saipem SpA (Italy)	7,055	228
Sasol (South Africa)	74,150	2,925
Suncor Energy (Canada)	5,021	180

	Number of Shares	Value (000)
Technip SA (France)	27,900	$1,910
Thai Oil PCL (Thailand)	2,386,300	2,835
Total SA (France)	17,853	1,107
WorleyParsons (Australia)	56,088	1,359

		18,874

Financials — 16.2%
Anglo Irish Bank PLC (Ireland)* (A) (B)	435,474	—
AXA SA (France)	22,121	532
Azimut Holding SpA (Italy)	78,400	1,029
Banco Santander Brasil SA (Brazil)*	33,300	443
Banco Santander SA (Spain)	105,951	1,824
Bank of Ireland (Ireland)*	142,770	345
Bank of Yokohama (Japan)	93,000	450
BinckBank NV (Netherlands)	58,400	1,131
BNP Paribas (France)	21,845	1,813
CapitaLand (Singapore)	74,000	216
China Overseas Land & Investment (Hong Kong)	455,279	978
Credit Agricole SA (France)	53,005	1,102
Credit Suisse Group AG (Switzerland)	11,479	598
Credit Suisse Group AG, ADR (Switzerland)	32,720	1,715
Deutsche Boerse AG (Germany)	6,480	541
DnB NOR ASA (Norway)*#	158,600	1,792
E-House China Holdings, ADR (China)*#	123,520	2,402
Hannover Rueckversicherung AG (Germany)*#	32,500	1,553
Hong Kong Exchanges and Clearing (Hong Kong)	29,600	527
HSBC Holdings PLC (United Kingdom)	127,988	1,499
HSBC Holdings PLC, ADR (United Kingdom)	21,520	1,270
ICAP PLC (United Kingdom)	104,344	745
IG Group Holdings PLC (United Kingdom)	163,576	854
Intesa Sanpaolo SpA (Italy)*	153,008	666
Investor AB, Cl B (Sweden)	78,645	1,439
IRF European Finance Investments (Bermuda) (B) (C)	284,500	464
KB Financial Group (South Korea)*	7,050	353
KBC Groep NV (Belgium)*	18,500	829
Lloyds Banking Group PLC (United Kingdom)*	1,020,352	933
Midland Holdings (Hong Kong)	976,800	729
Mitsubishi Estate (Japan)	46,000	711
Mitsubishi UFJ Financial Group (Japan)	171,100	942
Muenchener Rueckversicherung AG (Germany)	16,100	2,526
National Bank of Greece SA (Greece)*	27,552	817
Nomura Holdings (Japan)	177,382	1,275
Ping An Insurance Group, Cl H (China)	90,960	847
Prudential PLC (United Kingdom)	86,028	891
Seven Bank (Japan)	304	606
Sony Financial Holdings (Japan)	249	749
Standard Chartered PLC (United Kingdom)	82,400	2,020
State Bank of India, GDR (India)	38,500	3,667
Sumitomo Mitsui Financial Group (Japan)	7,200	235
Sun Hung Kai Properties (Hong Kong)	10,000	148
Svenska Handelsbanken AB, Cl A (Sweden)#	120,200	3,460
Zurich Financial Services AG (Switzerland)	1,803	390

		48,056

Healthcare — 7.8%
Abcam PLC (United Kingdom)	40,400	611
Actelion (Switzerland)*#	19,891	1,171
Bayer AG (Germany)	14,735	1,129
Cie Generale d’Optique Essilor International SA (France)	16,711	969

Allegiant International Equity Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Cochlear (Australia)#	24,320	$1,409
Crucell NV, ADR (Netherlands)*	19,200	414
Daiichi Sankyo (Japan)	13,100	256
DiaSorin SpA (Italy)	35,200	1,276
Novartis AG (Switzerland)#	71,958	3,998
Novo Nordisk A/S, ADR (Denmark)#	21,600	1,441
QIAGEN NV (Netherlands)*#	37,498	829
Roche Holdings AG (Switzerland)	35,760	5,843
Shionogi (Japan)	30,400	653
Sonova Holding AG (Switzerland)	8,980	1,068
Teva Pharmaceutical Industries, ADR (Israel)#	35,434	1,871

		22,938

Industrials — 13.9%
ABB (Switzerland)*	40,012	735
ABB, ADR (Switzerland)*	83,844	1,539
Alstom SA (France)	2,192	154
Andritz AG (Austria)	38,700	2,340
AP Moller - Maersk A/S (Denmark)	16	117
Asahi Glass (Japan)	18,000	156
Brambles (Australia)	144,010	869
Camillo Eitzen (Norway)*#	167,583	354
Capita Group PLC (United Kingdom)	97,006	1,138
Cargotec, Cl B (Finland)	114,400	3,012
China High Speed Transmission Equipment Group (China)	651,284	1,537
China South Locomotive and Rolling Stock (China)	378,023	258
Daikin Industries (Japan)	5,000	177
Demag Cranes AG (Germany)	40,400	1,433
East Japan Railway (Japan)	2,300	162
Eitzen Chemical ASA (Norway)*	2,240,000	604
Fanuc (Japan)	7,253	597
G4S PLC (United Kingdom)	82,305	331
G4S PLC (United Kingdom)*	39,500	159
Iino Kaiun Kaisha (Japan)#	422,000	1,914
Intertek Group PLC (United Kingdom)	39,200	752
Kone Oyj, Cl B (Finland)	75,500	3,062
Konecranes Oyj (Finland)	86,782	2,514
Koninklijke Philips Electronics NV (Netherlands)	31,237	855
Kurita Water Industries (Japan)	30,108	950
Midas Holdings (Singapore)#	932,800	581
Mitsubishi (Japan)	55,316	1,241
Mitsubishi Heavy Industries (Japan)	102,000	332
Nippon Yusen KK (Japan)#	447,000	1,385
Schneider Electric SA (France)	2,450	269
Siemens AG (Germany)	12,531	1,229
Tognum AG (Germany)	167,600	2,682
Trevi Finanziaria SpA (Italy)	150,841	2,566
Ultra Electronics Holdings PLC (United Kingdom)	29,040	594
Vestas Wind Systems A/S (Denmark)*	13,654	959
Vinci SA (France)	7,967	441
YIT Oyj (Finland)#	91,799	1,898
Zhuzhou CSR Times Electric (China)#	676,800	1,363

		41,259

Information Technology — 7.0%
ARM Holdings PLC, ADR (United Kingdom)#	168,320	1,299
Autonomy PLC (United Kingdom)*	92,668	2,179
Gree (Japan)#	15,140	805

	Number of Shares	Value (000)
Infosys Technologies, ADR (India)	19,100	$973
Kakaku.com (Japan)#	206	754
Nidec (Japan)	6,800	593
Nokia Oyj (Finland)	23,310	309
Opera Software ASA (Norway)#	210,082	666
Research In Motion (Canada)*	6,970	403
Samsung Electronics (South Korea)	5,630	3,481
SAP AG, ADR (Germany)	30,975	1,483
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	101,830	1,058
Telefonaktiebolaget LM Ericsson (Sweden)	7,321	71
Temenos Group AG (Switzerland)*#	97,728	2,392
Tencent Holdings (China)	139,544	2,579
Wirecard AG (Germany)	120,421	1,532

		20,577

Materials — 15.5%
Antofagasta PLC (United Kingdom)	86,960	1,294
BASF (Germany)	37,000	2,237
BHP Billiton PLC (United Kingdom)	36,604	1,126
BHP Billiton, ADR (Australia)#	87,690	6,603
China National Building Material, Cl H (China)	368,000	708
CRH PLC (Ireland)	150,422	3,828
Imerys SA (France)#	7,735	452
Kinross Gold (Canada)	12,804	255
Kuraray (Japan)	81,942	980
Lihir Gold, ADR (Australia)#	33,600	1,103
Linde AG (Germany)	7,012	863
MacArthur Coal (Australia)	89,342	758
Methanex (Canada)	134,900	2,400
Metorex (South Africa)*	1,170,651	487
Potash of Saskatchewan (Canada)	8,703	972
Rio Tinto PLC (United Kingdom)	22,095	1,125
Showa Denko KK (Japan)	499,000	881
Smurfit Kappa Group PLC (Ireland)*	390,700	3,203
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	5,000	189
Solvay SA (Belgium)#	27,899	2,951
Sumitomo Metal Industries (Japan)	249,000	629
Symrise AG (Germany)	180,300	3,944
Syngenta AG (Switzerland)	2,179	581
Syngenta AG, ADR (Switzerland)#	46,154	2,470
ThyssenKrupp AG (Germany)	7,225	264
Vale SA, ADR (Brazil)	22,864	560
Vale SA, ADR (Brazil)#	80,363	2,304
Zijin Mining Group, Cl H (China)	2,464,686	2,582

		45,749

Telecommunication Services — 2.8%
America Movil SAB de CV, ADR (Mexico)	3,926	190
China Mobile (Hong Kong)	28,500	267
KDDI (Japan)	419	2,262
Mobile Telesystems OJSC, ADR (Russia)	4,531	227
MTN Group (South Africa)	30,963	498
SK Telecom (South Korea)	8,400	1,229
Telefonica SA (Spain)	25,984	747
Telstra (Australia)	80,398	251
Vimpel-Communications, ADR (Russia)	47,400	905
Vivo Participacoes SA, ADR (Brazil)	38,187	1,164
Vodafone Group PLC (United Kingdom)	251,332	567

		8,307

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Utilities — 3.7%
E.ON AG (Germany)	11,724	$464
GDF Suez (France)	1,542	65
Iberdrola SA (Spain)	59,164	562
Kansai Electric Power (Japan)	103,000	2,557
National Grid PLC (United Kingdom)	97,138	1,058
Red Electrica SA (Spain)	34,288	1,875
Scottish & Southern Energy PLC (United Kingdom)	60,848	1,118
Tokyo Electric Power (Japan)	89,100	2,399
Veolia Environnement (France)	23,196	787

		10,885

Total Foreign Common Stocks (Cost $300,691)		282,725

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (Cost $492)	8,743	485

FOREIGN RIGHTS — 0.2%
Financials — 0.2%
DnB NOR ASA (Norway)*	35,244	103
Lloyds Banking Group PLC (United Kingdom)*	1,367,272	399

Total Foreign Rights (Cost $1,724)		502

FOREIGN EQUITY CERTIFICATES — 0.8%
Financials — 0.3%
Unitech, (India), Issued by ABN Amro, Expires 06/30/11 (D)	532,000	904

Information Technology — 0.5%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (D)	87,155	1,414

Total Foreign Equity Certificates (Cost $1,751)		2,318

AFFILIATED MONEY MARKET FUND — 3.0%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $8,881)	8,881,462	8,881

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.7% (Cost $313,539)		294,911

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 11.4%
Affiliated Money Market Fund — 11.4%
Institutional Money Market Trust† (Cost $33,707)‡	33,707,220	33,707

TOTAL INVESTMENTS — 111.1% (Cost $347,246)**		328,618

Other Assets & Liabilities — (11.1)%		(32,945)

TOTAL NET ASSETS — 100.0%		$295,673

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $347,330.

Gross unrealized appreciation (000)	$38,924
Gross unrealized depreciation (000)	(57,636)

Net unrealized depreciation (000)	$(18,712)

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 32,532.
‡	See Note 8 in Notes to Financial Statements.
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $464 and represents 0.2% of net assets as of November 30, 2009.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,318 and represents 0.8% of net assets as of November 30, 2009.

ADR — American Depository Receipt

Cl — Class

GDR — Global Depository Receipt

PLC — Public Limited Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Dow Jones EURO STOXX 50®	90	$3,834	12/21/09	$(105)
Nikkei 225	23	2,584	12/11/09	(241)

		$6,418		$(346)

Cash in the amount of $458,483 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant International Equity Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Affiliated Money Market Fund	$8,881	$—
Exchange Traded Fund	485	—
Foreign Common Stocks	46,013	—
Foreign Rights	502	—
Futures	—	(346)
Short Term Investments Purchased With Collateral From Securities Loaned	33,707	—
Level 2 - Other Significant Observable Inputs
Foreign Common Stocks	236,248	—
Foreign Equity Certificates	2,318	—
Level 3 - Significant Unobservable Inputs	—	—
Foreign Common Stocks	464	—

Totals	$328,618	$(346)

See Notes to Financial Statements.

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)	Other Financial Instruments (000)

Balance, 05/31/09
Foreign Common Stocks	$—	$—
Foreign Rights	268	—
Accrued discounts/premiums
Foreign Common Stocks	—	—
Foreign Rights	—	—
Realized gain (loss)		—
Foreign Common Stocks	—	—
Foreign Rights	—	—
Change in unrealized appreciation (depreciation)
Foreign Common Stocks	57	—
Foreign Rights	1,080	—
Purchases
Foreign Common Stocks	—	—
Foreign Rights	—	—
Net sales
Foreign Common Stocks	(57)	—
Foreign Rights	(1,348)	—
Transfers in and/or out of Level 3		—
Foreign Common Stocks	464	—
Foreign Rights	—	—

Balance, 11/30/09	$464	$—

See Notes to Financial Statements.

Allegiant International Equity Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

At November 30, 2009, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks and Equity Certificates
United Kingdom	16.7%	$49,448
Japan	12.7	37,702
Switzerland	9.0	26,804
Germany	8.2	24,185
Australia	5.0	14,721
France	4.9	14,555
Sweden	4.4	12,862
China	4.3	12,815
Finland	3.6	10,794
Ireland	3.6	10,531
India	2.4	6,959
Italy	2.1	6,319
Netherlands	2.1	6,232
Brazil	1.7	5,063
South Korea	1.7	5,020
Spain	1.7	5,008
Hong Kong	1.6	4,702
Canada	1.4	4,211
Belgium	1.3	3,909
South Africa	1.3	3,780
Norway	1.2	3,519
Singapore	1.0	2,855
Thailand	1.0	2,835
Denmark	0.9	2,517
Austria	0.8	2,340
Israel	0.6	1,870
Russia	0.4	1,271
Greece	0.3	1,058
Taiwan	0.3	817
Bermuda	0.2	464
Chile	0.1	190
Mexico	0.1	189

Total Foreign Common Stocks and Equity Certificates	96.6	285,545
Exchange Traded Fund	0.1	485
Affiliated Money Market Fund	3.0	8,881

Total Investments Before Collateral for Loaned Securities	99.7	294,911
Short Term Investments Held as Collateral for Loaned Securities	11.4	33,707

Total Investments	111.1	328,618
Other Assets and Liabilities	(11.1)	(32,945)

Net Assets	100.0%	$295,673

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $304,658)*	$286,030
Investments in affiliates at value, (Cost $8,881)	8,881
Short term investments in affiliates held as collateral for loaned securities, (Cost $33,707)	33,707
Initial margin held by broker for open futures contracts	458
Receivable for investments sold	1,975
Receivable for shares of beneficial interest sold	29
Dividends and interest receivable	478
Prepaid expenses	11

Total Assets	331,569

LIABILITIES
Payable for collateral for loaned securities	33,707
Cash overdraft payable to affiliate	316
Payable for shares of beneficial interest redeemed	58
Payable for investment securities purchased	1,390
Future variation margin payable	25
Investment advisory fees payable	245
12b-1 fees payable
Class A	3
Shareholder servicing fees payable
Class A	2
Administration fees payable	20
Custody fees payable	33
Transfer agent fees payable	36
Trustee fees payable	4
Foreign tax payable	16
Other liabilities	41

Total Liabilities	35,896

TOTAL NET ASSETS	$295,673

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$376,522
Undistributed Net Investment Income	437
Accumulated Net Realized Loss on Investments and Futures	(62,316)
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	4
Net Unrealized Depreciation on Investments and Futures	(18,974)

Total Net Assets	$295,673

Net Asset Value, Offering and Redemption Price Per Share — Class I ($283,874,359 ÷ 21,318,354 outstanding shares of beneficial interest)	$13.32

Net Asset Value and Redemption Price Per Share — Class A ($11,513,368 ÷ 871,907 outstanding shares of beneficial interest)	$13.20

Maximum Offering Price Per Share — Class A ($13.20 ÷ 94.50%)	$13.97

Net Asset Value and Offering Price Per Share — Class C ($285,515 ÷ 22,295 outstanding shares of beneficial interest)	$12.81

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $32,532.

Allegiant Large Cap Core Equity Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 95.8%
Consumer Discretionary — 8.4%
Coach	4,770	$166
Dollar Tree*	3,190	156
Home Depot#	5,540	151
Johnson Controls	8,920	241
Kohl’s*	3,230	172
Ross Stores#	3,630	160
Scripps Networks Interactive, Cl A	5,510	218
Viacom, Cl B*	6,290	186

		1,450

Consumer Staples — 10.8%
Coca-Cola	5,280	302
Colgate-Palmolive	3,970	335
General Mills	4,160	283
PepsiCo	5,290	329
Procter & Gamble	5,120	319
Wal-Mart Stores	5,390	294

		1,862

Energy — 9.7%
Apache	3,670	350
ExxonMobil	7,520	564
Occidental Petroleum	4,010	324
Schlumberger	2,310	148
Williams	14,290	284

		1,670

Financials — 13.0%
American Express	4,130	173
Ameriprise Financial	4,460	170
Chubb	3,630	182
Franklin Resources#	1,680	181
Goldman Sachs Group	2,420	411
JPMorgan Chase	11,650	495
MetLife	3,630	124
T. Rowe Price Group#	3,630	178
Wells Fargo	11,430	320

		2,234

Healthcare — 11.8%
Allergan#	4,010	233
Amgen*	2,280	128
Baxter International	4,770	260
Bristol-Myers Squibb	5,150	130
Johnson & Johnson	6,420	403
McKesson	3,140	195
Medco Health Solutions*#	3,700	234
Pfizer	12,210	222
UnitedHealth Group	7,450	214

		2,019

Industrials — 9.9%
3M	3,230	250
Aecom Technology*	4,010	102
CSX	4,580	218
FedEx#	2,050	173
Illinois Tool Works#	4,640	226
ITT	3,160	163
Rockwell Automation	3,610	157
United Technologies	3,810	256

	Number of Shares	Value (000)
W.W. Grainger#	1,620	$158

		1,703

Information Technology — 22.2%
Apple*	3,080	616
Broadcom, Cl A*#	4,970	145
Cisco Systems*	10,700	250
Dolby Laboratories, Cl A*#	4,210	188
eBay*	6,660	163
EMC*	11,210	189
Google, Cl A*	740	431
Intel	8,150	156
International Business Machines	2,620	331
Mastercard, Cl A#	1,150	277
Microsoft	16,920	498
Oracle	13,580	300
QUALCOMM	6,110	275

		3,819

Materials — 5.3%
Celanese	5,550	165
Freeport-McMoRan Copper & Gold*	2,570	213
International Paper	7,730	197
Lubrizol	2,600	189
Owens-Illinois*	4,620	144

		908

Telecommunication Services — 2.6%
American Tower, Cl A*	4,770	195
AT&T	8,980	242

		437

Utilities — 2.1%
FPL Group	2,480	129
Wisconsin Energy	5,270	238

		367

Total Domestic Common Stocks (Cost $14,605)		16,469

FOREIGN COMMON STOCKS — 2.2%
Energy — 2.2%
Noble (Switzerland)	5,530	229
Talisman Energy (Canada)	8,610	150

Total Foreign Common Stocks (Cost $340)		379

EXCHANGE TRADED FUND — 1.8%
S&P Depository Receipt, Trust Series 1#
(Cost $318)	2,900	319

AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Advantage Institutional Money Market Fund, Class I†
(Cost $32)	32,040	32

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $15,295)		17,199

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 14.8%
Affiliated Money Market Fund — 5.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,008,402	$1,008

Money Market Funds — 8.9%
AIM STIT Liquid Assets Portfolio	390,529	391
Fidelity Institutional Prime Money Market Portfolio	384,331	384
JP Morgan Prime Money Market Fund	45,808	46
Merrill Lynch Select Institutional Fund	330,289	330
RBC Prime Money Market Fund	378,692	379

		1,530

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $627, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $649)	$1	1

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $2,539)‡		2,539

TOTAL INVESTMENTS — 114.8% (Cost $17,834)**		19,738

Other Assets & Liabilities — (14.8)%		(2,542)

TOTAL NET ASSETS — 100.0%		$17,196

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $21,601.

Gross unrealized appreciation (000)	$—
Gross unrealized depreciation (000)	(1,863)

Net unrealized depreciation (000)	$(1,863)

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 2,479.
‡	See Note 8 in Notes to Financial Statements.

Cl — Class

See Notes to Financial Statements.

  Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$32	$—
Domestic Common Stocks	16,469	—
Exchange Traded Fund	319	—
Foreign Common Stocks	379	—
Short Term Investments Purchased With Collateral From Securities Loaned	2,538	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	1	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$19,738	$—

See Notes to Financial Statements.

Allegiant Large Cap Core Equity Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $15,263)*	$17,167
Investments in affiliates at value, (Cost $32)	32
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $1,531)	1,531
Short term investments in affiliates held as collateral for loaned securities, (Cost $1,008)	1,008
Dividends and interest receivable	33
Prepaid expenses	11

Total Assets	19,782

LIABILITIES
Payable for collateral for loaned securities	2,539
Payable for shares of beneficial interest redeemed	6
Investment advisory fees payable	5
12b-1 fees payable
Class A	1
Shareholder servicing fees payable
Class A	1
Administration fees payable	1
Custody fees payable	3
Transfer agent fees payable	17
Trustee fees payable	3
Other liabilities	10

Total Liabilities	2,586

TOTAL NET ASSETS	$17,196

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$57,256
Undistributed Net Investment Income	13
Accumulated Net Realized Loss on Investments	(41,977)
Net Unrealized Appreciation on Investments	1,904

Total Net Assets	$17,196

Net Asset Value, Offering and Redemption Price Per Share — Class I ($13,485,409 ÷ 1,562,084 outstanding shares of beneficial interest)	$8.63

Net Asset Value and Redemption Price Per Share — Class A ($3,539,014 ÷ 418,490 outstanding shares of beneficial interest)	$8.46

Maximum Offering Price Per Share — Class A ($8.46 ÷ 94.50%)	$8.95

Net Asset Value and Offering Price Per Share — Class C ($171,662 ÷ 21,682 outstanding shares of beneficial interest)	$7.92

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $2,479.

Allegiant Large Cap Growth Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 97.4%
Consumer Discretionary — 9.5%
Coach	46,460	$1,615
Kohl’s*	24,920	1,324
Polo Ralph Lauren#	15,760	1,211
priceline.com*#	7,890	1,690
Ross Stores#	31,750	1,396
Scripps Networks Interactive, Cl A	30,470	1,205
Target	34,770	1,619
Viacom, Cl B*	54,990	1,630

		11,690

Consumer Staples — 14.4%
Coca-Cola	35,050	2,005
Colgate-Palmolive	21,479	1,808
General Mills	35,830	2,436
PepsiCo	31,620	1,967
Philip Morris International	75,010	3,607
Procter & Gamble	18,340	1,144
Walgreen#	45,560	1,772
Wal-Mart Stores	54,770	2,988

		17,727

Energy — 3.9%
ExxonMobil	22,040	1,655
Schlumberger	18,910	1,208
XTO Enegy	46,500	1,973

		4,836

Financials — 4.2%
Franklin Resources	12,060	1,303
Goldman Sachs Group	8,440	1,432
T. Rowe Price Group	28,500	1,394
Wells Fargo	37,680	1,057

		5,186

Healthcare — 15.4%
Abbott Laboratories	50,296	2,741
Allergan	21,490	1,249
Amgen*	19,430	1,095
Baxter International	35,050	1,912
Bristol-Myers Squibb	57,840	1,464
Celgene*	34,810	1,930
DENTSPLY International#	38,490	1,283
Gilead Sciences*#	34,490	1,588
Johnson & Johnson	20,270	1,274
Medco Health Solutions*#	23,910	1,510
Quest Diagnostics	26,390	1,529
Thermo Fisher Scientific*	30,330	1,432

		19,007

Industrials — 9.1%
3M	38,060	2,947
Foster Wheeler AG*	33,030	986
Illinois Tool Works#	35,360	1,720
ITT	33,480	1,732
Rockwell Automation	36,640	1,593
United Technologies	33,308	2,240

		11,218

Information Technology — 35.2%
Apple*	30,839	6,165
Broadcom, Cl A*#	42,420	1,239

	Number of Shares	Value (000)

Brocade Communications Systems*	150,910	$1,070
Cisco Systems*	182,096	4,261
Corning	90,850	1,515
Dell*	65,390	923
Dolby Laboratories, Cl A*#	54,760	2,449
Google, Cl A*	6,362	3,709
Intel	149,080	2,862
International Business Machines	41,250	5,212
Mastercard, Cl A#	6,050	1,457
Microsoft	181,283	5,332
Oracle	81,530	1,800
QUALCOMM	62,280	2,803
Visa, Cl A#	17,890	1,449
Western Digital*#	31,300	1,153

		43,399

Materials — 4.5%
Celanese	56,860	1,692
Freeport-McMoRan Copper & Gold*	20,390	1,688
Owens-Illinois*	32,780	1,025
Praxair	13,600	1,116

		5,521

Telecommunication Services — 1.2%
American Tower, Cl A*	34,537	1,413

Total Domestic Common Stocks (Cost $107,678)		119,997

FOREIGN COMMON STOCKS — 1.8%
Energy — 1.0%
Noble (Switzerland)	30,860	1,275

Industrials — 0.8%
ABB, ADR (Switzerland)*	56,060	1,029

Total Foreign Common Stocks (Cost $2,346)		2,304

AFFILIATED MONEY MARKET FUND — 0.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $854)	854,176	854

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $110,878)		123,155

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 14.9%
Affiliated Money Market Fund — 5.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,274,415	7,274

Money Market Funds — 9.0%
AIM STIT Liquid Assets Portfolio	2,817,197	2,817
Fidelity Institutional Prime Money Market Portfolio	2,772,488	2,773
JP Morgan Prime Money Market Fund	330,449	330
Merrill Lynch Select Institutional Fund	2,382,643	2,383
RBC Prime Money Market Fund	2,731,808	2,732

		11,035

39

Allegiant Large Cap Growth Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $4,527, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $4,682)	$5	$5

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $18,314)‡		18,314

TOTAL INVESTMENTS — 114.8% (Cost $129,192)**		141,469

Other Assets & Liabilities — (14.8)%		(18,266)

TOTAL NET ASSETS — 100.0%		$123,203

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $136,911.

Gross unrealized appreciation (000)	$7,732
Gross unrealized depreciation (000)	(3,174)

Net unrealized depreciation (000)	$4,558

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 17,907.
‡	See Note 8 in Notes to Financial Statements.

ADR — American Depository Receipt

Cl — Class

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	2	$532	12/18/09	$15

Cash in the amount of $45,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.
  Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$854	$—
Domestic Common Stocks	119,997	—
Foreign Common Stocks	2,304	—
Futures	—	15
Short Term Investments Purchased With Collateral From Securities Loaned	18,309	—
Level 2 - Other Significant Observable Inputs	—	—
Short Term Investments Purchased With Collateral From Securities Loaned	5	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$141,469	$15

See Notes to Financial Statements.

Allegiant Large Cap Growth Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $110,024)*	$122,301
Investments in affiliates at value, (Cost $854)	854
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $11,040)	11,040
Short term investments in affiliates held as collateral for loaned securities, (Cost $7,274)	7,274
Initial margin held by broker for open futures contracts	45
Receivable for shares of beneficial interest sold	3
Future variation margin receivable	3
Dividends and interest receivable	194
Prepaid expenses	12

Total Assets	141,726

LIABILITIES
Payable for collateral for loaned securities	18,314
Payable for shares of beneficial interest redeemed	24
Investment advisory fees payable	71
12b-1 fees payable
Class A	4
Shareholder servicing fees payable
Class A	3
Administration fees payable	7
Custody fees payable	3
Transfer agent fees payable	70
Trustee fees payable	4
Other liabilities	23

Total Liabilities	18,523

TOTAL NET ASSETS	$123,203

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$201,186
Undistributed Net Investment Income	176
Accumulated Net Realized Loss on Investments and Futures	(90,451)
Net Unrealized Appreciation on Investments and Futures	12,292

Total Net Assets	$123,203

Net Asset Value, Offering and Redemption Price Per Share — Class I ($106,931,527 ÷ 7,910,493 outstanding shares of beneficial interest)	$13.52

Net Asset Value and Redemption Price Per Share — Class A ($16,014,749 ÷ 1,209,135 outstanding shares of beneficial interest)	$13.24

Maximum Offering Price Per Share — Class A ($13.24 ÷ 94.50%)	$14.01

Net Asset Value and Offering Price Per Share — Class C ($256,988 ÷ 20,917 outstanding shares of beneficial interest)	$12.29

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $17,907.

Allegiant Large Cap Value Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 88.0%
Consumer Discretionary — 6.4%
Cablevision Systems	230,580	$5,769
Gap	180,134	3,858
Time Warner	242,906	7,462
Time Warner Cable*#	120,401	5,044

		22,133

Consumer Staples — 9.1%
Campbell Soup	158,347	5,538
Kraft Foods, Cl A	71,694	1,906
Kroger	230,928	5,251
Lorillard	108,026	8,416
Procter & Gamble	80,310	5,007
Wal-Mart Stores	93,845	5,119

		31,237

Energy — 17.3%
Anadarko Petroleum#	105,839	6,301
Apache	52,769	5,028
Chevron	210,307	16,412
ConocoPhillips	161,651	8,369
EOG Resources	31,488	2,723
ExxonMobil	234,047	17,570
National Oilwell Varco	71,500	3,076

		59,479

Financials — 20.8%
Allstate	151,970	4,317
Bank of America	363,828	5,767
Chubb	82,845	4,154
Goldman Sachs Group	39,343	6,675
Invesco	254,715	5,667
JPMorgan Chase	363,241	15,434
Morgan Stanley	213,794	6,752
NASDAQ OMX Group*	269,798	5,040
NYSE Euronext	139,357	3,523
Travelers	120,873	6,332
Wells Fargo	272,169	7,632

		71,293

Healthcare — 11.1%
Baxter International	84,401	4,604
Bristol-Myers Squibb	215,875	5,464
Forest Laboratories*	39,575	1,213
Merck	214,321	7,761
Pfizer	800,189	14,539
Zimmer Holdings*	77,377	4,578

		38,159

Industrials — 6.2%
General Electric	628,316	10,066
Joy Global	66,145	3,541
Lockheed Martin	29,793	2,301
United Parcel Service, Cl B	92,969	5,343

		21,251

Information Technology — 6.3%
EMC*	329,068	5,538
Microsoft	129,173	3,799
Symantec*	300,557	5,335

	Number of Shares	Value (000)
Yahoo!*	453,308	$6,786

		21,458

Materials — 1.2%
E.I. DuPont de Nemours	121,519	4,202

Telecommunication Services — 5.2%
AT&T	432,540	11,653
Verizon Communications	201,082	6,326

		17,979

Utilities — 4.4%
Exelon	128,854	6,208
FPL Group	95,490	4,963
NRG Energy*#	165,714	3,967

		15,138

Total Domestic Common Stocks (Cost $290,680)		302,329

FOREIGN COMMON STOCKS — 9.0%
Energy — 5.0%
BP PLC, ADR (United Kingdom)	105,991	6,061
Petroleo Brasileiro SA, ADR (Brazil)#	136,218	6,985
Transocean (Switzerland)*	48,793	4,166

		17,212

Industrials — 1.4%
ABB, ADR (Switzerland)*	270,658	4,969

Materials — 2.6%
ArcelorMittal (Luxembourg)#	98,750	3,878
Barrick Gold (Canada)	114,932	4,907

		8,785

Total Foreign Common Stocks (Cost $30,250)		30,966

AFFILIATED MONEY MARKET FUND — 2.8%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $9,644)	9,643,671	9,644

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.8% (Cost $330,574)		342,939

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.0%
Affiliated Money Market Fund — 2.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	6,810,620	6,811

Money Market Funds — 3.0%
AIM STIT Liquid Assets Portfolio	2,637,581	2,637
Fidelity Institutional Prime Money Market Portfolio	2,595,722	2,596
JP Morgan Prime Money Market Fund	309,380	309
Merrill Lynch Select Institutional Fund	2,230,733	2,231
RBC Prime Money Market Fund	2,557,636	2,558

		10,331

Allegiant Large Cap Value Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $4,238, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $4,384)	$4	$4

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $17,146)‡		17,146

TOTAL INVESTMENTS — 104.8% (Cost $347,720)**		360,085

Other Assets & Liabilities — (4.8)%		(16,533)

TOTAL NET ASSETS — 100.0%		$343,552

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $351,300.

Gross unrealized appreciation (000)	$37,452
Gross unrealized depreciation (000)	(28,667)

Net unrealized appreciation (000)	$8,785

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 16,727.
‡	See Note 8 in Notes to Financial Statements.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

  Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$9,644	$—
Domestic Common Stocks	302,329	—
Foreign Common Stocks	30,966	—
Short Term Investments Purchased With Collateral From Securities Loaned	17,142	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	4	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$360,085	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $320,930)*	$333,295
Investments in affiliates at value, (Cost $9,644)	9,644
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $10,335)	10,335
Short term investments in affiliates held as collateral for loaned securities, (Cost $6,811)	6,811
Receivable for shares of beneficial interest sold	40
Dividends and interest receivable	1,242
Prepaid expenses	17

Total Assets	361,384

LIABILITIES
Payable for collateral for loaned securities	17,146
Payable for shares of beneficial interest redeemed	297
Dividends payable
Class I	4
Investment advisory fees payable	212
12b-1 fees payable
Class A	7
Shareholder servicing fees payable
Class A	7
Administration fees payable	19
Custody fees payable	3
Transfer agent fees payable	79
Trustee fees payable	8
Other liabilities	50

Total Liabilities	17,832

TOTAL NET ASSETS	$343,552

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$484,204
Undistributed Net Investment Income	1,066
Accumulated Net Realized Loss on Investments	(154,083)
Net Unrealized Appreciation on Investments	12,365

Total Net Assets	$343,552

Net Asset Value, Offering and Redemption Price Per Share — Class I ($310,519,482 ÷ 25,112,329 outstanding shares of beneficial interest)	$12.37

Net Asset Value and Redemption Price Per Share — Class A ($32,729,266 ÷ 2,658,487 outstanding shares of beneficial interest)	$12.31

Maximum Offering Price Per Share — Class A ($12.31 ÷ 94.50%)	$13.03

Net Asset Value and Offering Price Per Share — Class C ($303,014 ÷ 24,984 outstanding shares of beneficial interest)	$12.13

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $16,727.

Allegiant Mid Cap Value Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 85.8%
Consumer Discretionary — 6.9%
Abercrombie & Fitch, Cl A	39,290	$1,569
Apollo Group, Cl A*	11,050	631
Darden Restaurants#	110,000	3,457
Hasbro#	169,810	5,035

		10,692

Consumer Staples — 12.5%
Campbell Soup	102,640	3,589
Hormel Foods#	72,410	2,717
J.M. Smucker	52,386	3,095
Kroger	127,110	2,891
Safeway#	322,130	7,248

		19,540

Energy — 10.0%
Arch Coal	168,750	3,520
BJ Services	216,874	4,073
Frontier Oil	164,800	1,900
Penn Virginia	93,450	1,694
Sunoco#	175,326	4,418

		15,605

Financials — 19.5%
Assurant	172,180	5,263
Chubb	51,710	2,593
Cincinnati Financial	114,837	2,931
Investment Technology Group*#	269,510	4,918
KeyCorp	126,050	739
Loews	68,500	2,426
Northern Trust#	74,363	3,681
Reinsurance Group of America	105,434	4,903
Transatlantic Holdings	55,670	3,008

		30,462

Healthcare — 11.4%
Coventry Health Care*#	57,230	1,291
Endo Pharmaceuticals Holdings*	124,226	2,737
Integra LifeSciences Holdings*	38,340	1,255
St. Jude Medical*	126,940	4,660
Thermo Fisher Scientific*	86,920	4,105
Zimmer Holdings*	64,410	3,811

		17,859

Industrials — 7.8%
Esterline Technologies*	133,970	5,411
Southwest Airlines#	194,820	1,792
Spirit Aerosystems Holdings, Cl A*#	270,098	4,924

		12,127

Information Technology — 5.7%
Maxim Integrated Products#	150,187	2,643
Symantec*#	228,120	4,049
Synopsys*	95,770	2,152

		8,844

Materials — 1.1%
Carpenter Technology	72,750	1,686

Utilities — 10.9%
Edison International	185,110	6,303
Mirant*#	125,810	1,792

	Number of Shares	Value (000)
PG&E#	108,180	$4,580
Xcel Energy	215,670	4,382

		17,057

Total Domestic Common Stocks (Cost $133,263)		133,872

FOREIGN COMMON STOCKS — 11.4%
Energy — 3.8%
Noble (Switzerland)	142,680	5,894

Financials — 5.7%
Everest Re Group (Bermuda)#	63,290	5,387
PartnerRe (Bermuda)#	45,770	3,526

		8,913

Information Technology — 1.9%
Verigy (Singapore)*	281,210	2,925

Total Foreign Common Stocks (Cost $18,729)		17,732

AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $2,697)	2,696,723	2,697

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 98.9% (Cost $154,689)		154,301

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 18.3%
Affiliated Money Market Fund — 7.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	11,312,011	11,312

Money Market Funds — 11.0%
AIM STIT Liquid Assets Portfolio	4,380,855	4,381
Fidelity Institutional Prime Money Market Portfolio	4,311,331	4,311
JP Morgan Prime Money Market Fund	513,861	514
Merrill Lynch Select Institutional Fund	3,705,106	3,705
RBC Prime Money Market Fund	4,248,073	4,248

		17,159

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities 0.20% (dated 11/30/09, due 12/01/09, repurchase price $7,040, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $7,281)	$7	7

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $28,478)‡		28,478

Allegiant Mid Cap Value Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 117.2% (Cost $183,167)**	$182,779

Other Assets & Liabilities — (17.2)%	(26,784)

TOTAL NET ASSETS — 100.0%	$155,995

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $187,919.

Gross unrealized appreciation (000)	$10,024
Gross unrealized depreciation (000)	(15,164)

Net unrealized depreciation (000)	$(5,140)

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 27,813.
‡	See Note 8 in Notes to Financial Statements.

Cl — Class

  Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Affiliated Money Market Fund	$2,697	$—
Domestic Common Stocks	133,872	—
Foreign Common Stocks	17,732	—
Short Term Investments Purchased With Collateral From Securities Loaned	28,471	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	7	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$182,779	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $151,992)*	$151,604
Investments in affiliates at value, (Cost $2,697)	2,697
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $17,166)	17,166
Short term investments in affiliates held as collateral for loaned securities, (Cost $11,312)	11,312
Receivable for investments sold	1,590
Receivable for shares of beneficial interest sold	143
Dividends and interest receivable	257
Prepaid expenses	16

Total Assets	184,785

LIABILITIES
Payable for collateral for loaned securities	28,478
Payable for shares of beneficial interest redeemed	78
Investment advisory fees payable	98
12b-1 fees payable
Class A	11
Class C	3
Shareholder servicing fees payable
Class A	10
Class C	1
Administration fees payable	9
Custody fees payable	4
Transfer agent fees payable	69
Trustee fees payable	3
Other liabilities	26

Total Liabilities	28,790

TOTAL NET ASSETS	$155,995

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$244,343
Undistributed Net Investment Income	695
Accumulated Net Realized Loss on Investments	(88,655)
Net Unrealized Depreciation on Investments	(388)

Total Net Assets	$155,995

Net Asset Value, Offering and Redemption Price Per Share — Class I ($101,812,985 ÷ 9,713,530 outstanding shares of beneficial interest)	$10.48

Net Asset Value and Redemption Price Per Share — Class A ($49,562,508 ÷ 4,788,279 outstanding shares of beneficial interest)	$10.35

Maximum Offering Price Per Share — Class A ($10.35 ÷ 94.50%)	$10.95

Net Asset Value and Offering Price Per Share — Class C ($4,619,675 ÷ 457,987 outstanding shares of beneficial interest)	$10.09

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $27,813.

Allegiant Multi-Factor Small Cap Core Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 89.9%
Consumer Discretionary — 17.3%
Aaron’s#	5,445	$137
Cabela’s*#	17,406	210
California Pizza Kitchen*	13,730	173
Capella Education*	5,937	423
Cheesecake Factory*#	14,705	277
Chico’s FAS*	9,797	138
Cracker Barrel Old Country Store#	4,159	156
Dress Barn*#	21,293	457
DSW, Cl A*#	14,449	337
Gander Mountain*#	28,173	141
Jones Apparel Group	10,053	170
Jos. A. Bank Clothiers*#	6,471	264
National CineMedia#	15,262	223
National Presto Industries	1,725	161
Retail Ventures*	34,073	265
Stage Stores	21,319	258
Steak N Shake*#	23,526	270
WMS Industries*#	3,011	117
Wolverine World Wide#	7,589	194

		4,371

Consumer Staples — 0.7%
Diamond Foods	5,948	184

Energy — 3.5%
Bolt Technology*	3,301	36
Cal Dive International*	17,159	125
Duncan Energy Partners LP	16,570	372
Genesis Energy LP#	21,017	363

		896

Financials — 15.0%
AMERISAFE*	6,752	114
Anworth Mortgage Asset REIT#	45,722	329
Ashford Hospitality Trust REIT*#	59,442	248
Beneficial Mutual Bancorp*#	20,097	187
CNA Surety*#	15,210	205
eHealth*	12,744	169
Fifth Street Finance#	17,159	168
Getty Realty REIT	6,377	145
Great Southern Bancorp#	12,507	281
HRPT Properties Trust REIT	51,360	315
International Assets Holding*	2,347	39
Knight Capital Group, Cl A*	13,730	201
LTC Properties REIT	5,155	132
Meadowbrook Insurance Group	49,152	337
Oppenheimer Holdings	626	20
PS Business Parks REIT	3,977	189
Signature Bank*#	2,947	91
Tower Group#	3,977	98
UMB Financial	5,273	207
Urstadt Biddle Properties, Cl A REIT#	7,106	97
Wintrust Financial#	8,338	217

		3,789

Healthcare — 11.9%
Allion Healthcare*	36,152	235
AmSurg*	6,623	137
Atrion#	1,469	199
Cambrex*	34,168	181
Computer Programs & Systems#	3,923	181
Harvard Bioscience*	86,044	307

	Number of Shares	Value (000)
Healthspring*#	9,068	$150
Invacare	11,496	286
inVentiv Health*	15,415	244
Neogen*	4,159	135
Nighthawk Radiology Holdings*	20,836	109
Par Pharmaceutical*#	17,714	420
PharMerica*	19,367	292
Universal American*	11,265	117

		2,993

Industrials — 13.1%
AAR*#	19,713	368
Apogee Enterprises#	7,781	106
Applied Signal Technology	6,002	119
EnergySolutions	24,759	212
EnerSys*#	7,835	178
Gardner Denver#	5,155	193
Great Lakes Dredge & Dock	18,038	106
International Shipholding	12,079	401
Kforce*	9,314	121
M&F Worldwide*	8,970	296
MasTec*#	12,990	166
Quanex Building Products	18,135	294
Saia*#	15,208	219
VSE	2,281	104
Watson Wyatt Worldwide, Cl A	4,716	195
Watts Water Technologies, Cl A	7,102	218

		3,296

Information Technology — 18.7%
3Com*	48,514	358
3PAR*#	13,976	143
Advanced Energy Industries*	12,744	139
Benchmark Electronics*	23,098	416
Bottomline Technologies*	17,193	277
Cirrus Logic*	73,053	397
ePlus*	7,590	120
Integrated Device Technology*	35,669	202
Intellon*#	47,437	352
Kopin*	56,259	242
Lawson Software*	62,171	407
MAXIMUS	4,159	193
Plantronics#	5,884	136
Rackspace Hosting*#	11,896	220
TeleTech Holdings*#	21,565	416
Tyler Technologies*#	10,536	211
ValueClick*	8,338	79
Viasat*#	10,053	308
Virtusa*	12,261	108

		4,724

Insurance — 0.6%
FlagStone Reinsurance Holdings	13,183	142

Materials — 6.1%
Boise*	29,174	143
Brush Engineered Materials*	16,420	291
Buckeye Technologies*	42,418	410
Innophos Holdings	13,023	322
Omnova Solutions*#	57,367	380

		1,546

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Telecommunication Services — 0.2%
PAETEC Holding*	16,344	$60

Utilities — 2.8%
Avista#	10,053	209
Ferrellgas Partners LP#	5,676	125
NorthWestern#	14,705	380

		714

Total Domestic Common Stocks (Cost $19,606)		22,715

FOREIGN COMMON STOCKS — 11.8%
Consumer Discretionary — 1.5%
Steiner Leisure (Bahamas)*	9,803	388

Consumer Staples — 1.5%
Cresud S.A.C.I.F. y A., ADR (Argentina)	26,591	373

Energy — 0.6%
Teekay Offshore Partners LP (Bahamas)	8,491	152

Financials — 2.4%
Banco Macro SA, ADR (Argentina)	4,920	134
Grupo Financiero Galicia SA, ADR (Argentina)*#	67,048	359
Maiden Holdings (Bermuda)	14,649	110

		603

Industrials — 2.3%
China Yuchai International (Singapore)	27,449	457
UTi Worldwide (Virgin Islands (British))	9,068	119

		576

Information Technology — 3.5%
Mellanox Technologies (Israel)*#	16,667	303
Ness Technologies (Israel)*	25,370	128
Patni Computer Systems, ADR (India)#	8,831	169
Xyratex (Bermuda)*	25,397	286

		886

Total Foreign Common Stocks (Cost $2,494)		2,978

AFFILIATED MONEY MARKET FUND — 1.1%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $277)	277,063	277

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 102.8% (Cost $22,377)		25,970

	Number of Shares
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 36.1%
Affiliated Money Market Fund — 14.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,616,892	3,617

Money Market Funds — 21.8%
AIM STIT Liquid Assets Portfolio	1,400,731	1,401

	Number of Shares	Value (000)
Fidelity Institutional Prime Money Market Portfolio	1,378,501	$1,378
JP Morgan Prime Money Market Fund	164,302	164
Merrill Lynch Select Institutional Fund	1,184,667	1,185
RBC Prime Money Market Fund	1,358,275	1,358

		5,486

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09,repurchase price $2,251, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $2,328)	$2	2

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $9,105)‡		9,105

TOTAL INVESTMENTS — 138.9% (Cost $31,482)**		35,075

Other Assets & Liabilities — (38.9)%		(9,828)

TOTAL NET ASSETS — 100.0%		$25,247

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $31,944.

Gross unrealized appreciation (000)	$3,875
Gross unrealized depreciation (000)	(744)

Net unrealized appreciation (000)	$3,131

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 8,773.
‡	See Note 8 in Notes to Financial Statements.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Core Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)	STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

  Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Affiliated Money Market Fund	$277	$—
Domestic Common Stocks	22,715	—
Foreign Common Stocks	2,978	—
Short Term Investments Purchased With Collateral From Securities Loaned	9,103	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	2	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$35,075	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $22,100)*	$25,693
Investments in affiliates at value, (Cost $277)	277
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $5,488)	5,488
Short term investments in affiliates held as collateral for loaned securities, (Cost $3,617)	3,617
Receivable for investments sold	1,650
Dividends and interest receivable	15
Prepaid expenses	11

Total Assets	36,751

LIABILITIES
Payable for collateral for loaned securities	9,105
Payable for shares of beneficial interest redeemed	1,187
Payable for investment securities purchased	1,183
Investment advisory fees payable	15
Administration fees payable	2
Custody fees payable	1
Transfer agent fees payable	2
Trustee fees payable	1
Other liabilities	8

Total Liabilities	11,504

TOTAL NET ASSETS	$25,247

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$38,352
Undistributed Net Investment Income	527
Accumulated Net Realized Loss on Investments	(17,225)
Net Unrealized Appreciation on Investments	3,593

Total Net Assets	$25,247

Net Asset Value, Offering and Redemption Price Per Share — Class I ($24,975,316 ÷ 3,075,498 outstanding shares of beneficial interest)	$8.12

Net Asset Value and Redemption Price Per Share — Class A ($272,160 ÷ 33,714 outstanding shares of beneficial interest)	$8.07

Maximum Offering Price Per Share — Class A ($8.07 ÷ 94.50%)	$8.54

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $8,773.

Allegiant Multi-Factor Small Cap Growth Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 86.5%
Consumer Discretionary — 15.3%
Aaron’s#	10,500	$263
Buffalo Wild Wings*#	5,000	200
California Pizza Kitchen*#	35,900	451
Carter’s*	20,400	444
Citi Trends*#	11,900	325
DSW, Cl A*#	25,000	583
Fred’s, Cl A	11,000	107
Gannett#	16,300	161
Lincoln Educational Services*#	12,600	279
Monro Muffler Brake	15,400	462
PetMed Express#	10,400	171
Retail Ventures*	34,400	268
Ruby Tuesday*#	31,900	202
Steak N Shake*#	41,200	473
Unifirst	11,500	505

		4,894

Consumer Staples — 2.2%
Nu Skin Enterprises, Cl A	21,000	562
Spartan Stores#	9,500	132

		694

Energy — 4.9%
Clayton Williams Energy*#	5,900	167
Duncan Energy Partners LP	23,200	521
EV Energy Partner LP#	13,100	339
Natural Gas Services Group*#	13,000	227
Vanguard Natural Resources LLC	8,300	156
Willbros Group*#	10,300	162

		1,572

Financials — 3.3%
Advance America Cash Advance Centers	13,000	82
Arrow Financial#	5,150	130
Ashford Hospitality Trust REIT*#	62,200	259
First Cash Financial Services*	6,900	132
International Assets Holding*	14,900	246
Urstadt Biddle Properties, Cl A REIT#	14,500	199

		1,048

Healthcare — 22.2%
Atrion	4,100	556
Cambrex*	53,300	282
Cantel Medical*	29,900	535
Computer Programs & Systems#	11,300	522
Cubist Pharmaceuticals*#	27,100	452
Cytokinetics*	45,700	142
Eclipsys*#	11,900	218
Haemonetics*	7,200	384
Harvard Bioscience*	132,700	474
Hi-Tech Pharmacal*#	10,000	188
Landauer	4,400	250
Lincare Holdings*	15,300	543
Medicis Pharmaceutical, Cl A	22,600	533
Nighthawk Radiology Holdings*	80,100	418
Owens & Minor	7,300	283
STERIS#	10,500	339
US Physical Therapy*	33,900	495
Young Innovations	20,400	495

		7,109

	Number of Shares	Value (000)

Industrials — 11.2%
Applied Signal Technology#	17,000	$336
DynCorp International, Cl A*#	22,200	310
EMCOR Group*	16,100	383
EnerSys*#	21,800	496
Gardner Denver#	13,300	498
GenCorp*	23,100	181
GrafTech International*	16,400	241
MPS Group*	30,600	418
Seaboard	200	291
Teledyne Technologies*	6,000	201
Wabtec#	6,000	231

		3,586

Information Technology — 23.2%
Benchmark Electronics*#	28,600	516
Entegris*	34,100	142
Informatica*	22,690	509
j2 Global Communications*#	16,100	320
Lawson Software*	76,200	499
Micrel#	64,300	460
Multi-Fineline Electronix*	17,700	441
Parametric Technology*#	30,200	455
SkillSoft PLC, ADR*#	50,200	493
Solera Holdings#	15,000	524
SonicWALL*	58,500	456
Sybase*#	4,800	193
Symmetricom*	32,400	142
Taleo, Cl A*#	6,100	126
TeleTech Holdings*#	26,900	519
TTM Technologies*	15,300	159
Tyler Technologies*#	25,300	506
ValueClick*	48,800	460
Viasat*#	16,400	503

		7,423

Materials — 3.8%
Buckeye Technologies*	12,600	122
Clearwater Paper*	4,700	231
Spartech	33,400	363
WR Grace*	21,900	500

		1,216

Telecommunication Services — 0.4%
USA Mobility*#	14,900	149

Total Domestic Common Stocks (Cost $25,683)		27,691

FOREIGN COMMON STOCKS — 13.1%
Consumer Staples — 1.6%
Cresud S.A.C.I.F. y A., ADR (Argentina)	36,062	505

Energy — 0.6%
Core Laboratories NV (Netherlands)#	1,800	191

Financials — 2.9%
Allied World Assurance Holdings (Bermuda)	8,700	416
Maiden Holdings (Bermuda)	36,600	276
Max Capital Group (Bermuda)	11,000	239

		931

Allegiant Multi-Factor Small Cap Growth Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — 2.5%
3SBio, ADR (China)*	21,100	$293
QLT (Canada)*#	60,400	301
WuXi PharmaTech Cayman, ADR (China)*	12,700	222

		816

Industrials — 1.7%
China Yuchai International (Singapore)	16,100	268
Navios Maritime Holdings (Greece)	46,500	269

		537

Information Technology — 2.2%
MercadoLibre (Argentina)*#	4,300	212
Patni Computer Systems, ADR (India)	11,100	213
VanceInfo Technologies, ADR (China)*	15,300	268

		693

Utilities — 1.6%
Cia Paranaense de Energia, ADR (Brazil)#	25,600	517

Total Foreign Common Stocks (Cost $3,597)		4,190

AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Advantage Institutional Money Market Fund, Class I†
(Cost $47)	47,428	47

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.8% (Cost $29,327)		31,928

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 30.8%
Affiliated Money Market Fund — 12.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,919,853	3,920

Money Market Funds — 18.6%
AIM STIT Liquid Assets Portfolio	1,518,060	1,518
Fidelity Institutional Prime Money Market Portfolio	1,493,968	1,494
JP Morgan Prime Money Market Fund	178,064	178
Merrill Lynch Select Institutional Fund	1,283,898	1,284
RBC Prime Money Market Fund	1,472,048	1,472

		5,946

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $2,439, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $2,523)	$2	2

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $9,868)‡		9,868

Value (000)

TOTAL INVESTMENTS — 130.6% (Cost $39,195)**	$41,796

Other Assets & Liabilities — (30.6)%	(9,791)

TOTAL NET ASSETS — 100.0%	$32,005

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $39,208.

Gross unrealized appreciation (000)	$4,268
Gross unrealized depreciation (000)	(1,680)

Net unrealized appreciation (000)	$2,588

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 9,407.
‡	See Note 8 in Notes to Financial Statements.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

  Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Affiliated Money Market Fund	$47	$—
Domestic Common Stocks	27,691	—
Foreign Common Stocks	4,190	—
Short Term Investments Purchased With Collateral From Securities Loaned	9,866	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	2	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$41,796	$—

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Growth Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $29,280)*	$31,881
Investments in affiliates at value, (Cost $47)	47
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $5,948)	5,948
Short term investments in affiliates held as collateral for loaned securities, (Cost $3,920)	3,920
Receivable for investments sold	68
Receivable for shares of beneficial interest sold	1
Dividends and interest receivable	66
Receivable from Advisor	7
Prepaid expenses	16

Total Assets	41,954

LIABILITIES
Payable for collateral for loaned securities	9,868
Payable for shares of beneficial interest redeemed	9
12b-1 fees payable
Class A	3
Shareholder servicing fees payable
Class A	3
Administration fees payable	2
Custody fees payable	2
Transfer agent fees payable	51
Trustee fees payable	3
Other liabilities	8

Total Liabilities	9,949

TOTAL NET ASSETS	$32,005

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$30,572
Undistributed Net Investment Income	19
Accumulated Net Realized Loss on Investments	(1,187)
Net Unrealized Appreciation on Investments	2,601

Total Net Assets	$32,005

Net Asset Value, Offering and Redemption Price Per Share — Class I ($15,389,279 ÷ 1,899,386 outstanding shares of beneficial interest)	$8.10

Net Asset Value and Redemption Price Per Share — Class A ($16,487,995 ÷ 2,054,222 outstanding shares of beneficial interest)	$8.03

Maximum Offering Price Per Share — Class A ($8.03 ÷ 94.50%)	$8.50

Net Asset Value and Offering Price Per Share — Class C ($127,887 ÷ 15,631 outstanding shares of beneficial interest)	$8.18

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $9,407.

Allegiant Multi-Factor Small Cap Value Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 88.8%
Consumer Discretionary — 8.0%
Columbia Sportswear#	8,850	$340
Core-Mark Holding*#	8,900	268
Dress Barn*#	17,800	382
EW Scripps, Cl A*	39,600	249
Genesco*#	22,704	594
Learning Tree International*#	29,700	327
Meredith#	14,600	385
Retail Ventures*	93,600	729
Skechers USA, Class A*	17,400	384

		3,658

Consumer Staples — 6.8%
Andersons	5,900	154
Chiquita Brands International*#	15,945	271
Del Monte Foods	92,200	967
Great Atlantic & Pacific Tea*#	27,500	306
NBTY*#	15,650	628
Omega Protein*	39,500	155
TreeHouse Foods*#	5,300	185
Universal#	9,850	423

		3,089

Energy — 5.3%
BreitBurn Energy Partners LP#	49,891	544
CVR Energy*#	17,000	125
Dril-Quip*#	4,400	238
Hugoton Royalty Trust	22,400	360
Oil States International*#	6,000	215
Overseas Shipholding Group#	5,900	226
Parker Drilling*#	40,200	201
Permian Basin Royalty Trust#	24,050	328
Pioneer Drilling*	32,100	195

		2,432

Financials — 24.2%
Ashford Hospitality Trust REIT*#	207,700	866
BRE Properties REIT#	11,568	363
Capstead Mortgage REIT	20,750	296
Cash America International#	21,900	704
City Holding#	17,502	571
Cohen & Steers#	13,800	264
Community Bank System#	15,800	293
Community Trust Bancorp#	7,600	178
Conseco*	30,600	147
Employers Holdings	15,600	239
Entertainment Properties Trust REIT	11,650	368
Extra Space Storage REIT	44,769	492
Forest City Enterprises, Cl A*#	51,100	548
FPIC Insurance Group*	8,100	284
GFI Group	107,100	521
Interactive Brokers Group, Cl A*	11,300	191
International Bancshares#	17,850	299
KBW*#	10,300	253
Knight Capital Group, Cl A*	10,750	157
LTC Properties REIT	18,000	463
National Health Investors REIT	10,712	353
National Penn Bancshares#	34,436	190
National Retail Properties REIT#	11,150	224
NBT Bancorp#	11,550	238
Penson Worldwide*#	43,600	391
PMA Capital, Cl A*	25,719	164

	Number of Shares	Value (000)
Portfolio Recovery Associates*#	5,350	$241
PS Business Parks REIT	5,500	262
Senior Housing Properties Trust REIT#	14,100	293
Signature Bank*#	9,650	299
SVB Financial Group*#	8,800	333
Tompkins Financial#	4,950	198
UMB Financial	9,450	371

		11,054

Healthcare — 7.1%
Emergency Medical Services, Cl A*	9,800	473
Healthspring*#	21,050	349
Invacare#	12,700	316
Mednax*	8,577	482
Owens & Minor	4,200	163
PDL BioPharma#	66,300	431
Perrigo	8,750	351
RehabCare Group*	13,800	389
Varian*	6,000	307

		3,261

Industrials — 16.9%
Ameron International#	2,900	165
Apogee Enterprises#	14,950	205
ATC Technology*	22,950	505
Atlas Air Worldwide Holdings*	6,800	199
Chart Industries*	15,851	263
Consolidated Graphics*	10,250	302
Cubic	6,150	214
DynCorp International, Cl A*	19,500	273
EMCOR Group*	12,800	305
EnerNOC*#	5,600	148
EnPro Industries*	16,200	372
G & K Services, Cl A	15,450	341
Kadant*	19,850	286
Kennametal#	16,250	366
L.B. Foster, Cl A*	9,600	263
Lennox International	15,750	585
Mueller Industries	11,550	272
Pacer International	61,594	175
Regal-Beloit#	18,827	893
School Specialty*#	11,850	270
United Rentals*#	33,900	313
United Stationers*	6,800	346
VSE	4,900	223
Watts Water Technologies, Cl A#	14,336	439

		7,723

Information Technology — 9.1%
Avocent*	14,850	371
AVX	22,900	276
Benchmark Electronics*	13,600	245
Black Box#	8,550	241
Informatica*	28,000	629
Integrated Device Technology*	78,000	441
j2 Global Communications*#	9,550	190
QLogic*#	18,450	331
Riverbed Technology*#	14,100	287
Sybase*#	14,870	598
Technitrol	36,872	187
Ultimate Software Group*#	12,495	337

		4,133

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Materials — 6.0%
A. Schulman	12,300	$201
Boise*	70,600	345
Glatfelter	14,700	164
Minerals Technologies	13,800	729
OM Group*#	12,961	397
Sensient Technologies#	10,250	260
Wausau Paper#	20,700	210
Westlake Chemical#	8,500	222
WR Grace*	8,500	194

		2,722

Telecommunication Services — 0.4%
USA Mobility*#	16,800	168

Utilities — 5.0%
Cleco#	15,050	384
El Paso Electric*	31,100	616
Nicor	5,500	215
NorthWestern#	31,350	808
Piedmont Natural Gas#	11,500	273

		2,296

Total Domestic Common Stocks (Cost $39,457)		40,536

FOREIGN COMMON STOCKS — 9.9%
Consumer Staples — 1.0%
Herbalife (Cayman Islands)	7,183	301
SunOpta (Canada)*	51,400	173

		474

Financials — 5.8%
Aspen Insurance Holdings (Bermuda)	30,200	782
Banco Latinoamericano de Exportaciones SA, Cl E (Panama)	20,000	279
Banco Macro SA, ADR (Argentina)	7,200	197
BanColombia SA, ADR (Colombia)#	13,000	558
Endurance Specialty Holdings (Bermuda)#	16,800	628
Grupo Financiero Galicia SA, ADR (Argentina)*#	42,200	226

		2,670

Industrials — 0.7%
Ultrapetrol Bahamas (Bahamas)*#	68,700	317

Information Technology — 0.9%
Open Text (Canada)*	5,197	198
Xyratex (Bermuda)*	18,342	206

		404

Materials — 1.5%
Domtar (Canada)*	8,767	495
ShengdaTech (China)*#	29,200	185

		680

Total Foreign Common Stocks (Cost $4,494)		4,545

EXCHANGE TRADED FUND — 1.3%
iShares Russell 2000® Index Fund# (Cost $624)	10,000	581

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.0%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $4)	4,310	$4

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $44,579)		45,666

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 38.8%
Affiliated Money Market Fund — 15.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,026,334	7,026

Money Market Funds — 23.4%
AIM STIT Liquid Assets Portfolio	2,721,121	2,721
Fidelity Institutional Prime Money Market Portfolio	2,677,937	2,678
JP Morgan Prime Money Market Fund	319,179	319
Merrill Lynch Select Institutional Fund	2,301,387	2,301
RBC Prime Money Market Fund	2,638,645	2,639

		10,658

	Par (000)

Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $4,373, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $4,522)	$5	5

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $17,689)‡		17,689

TOTAL INVESTMENTS — 138.8% (Cost $62,268)**		63,355

Other Assets & Liabilities – (38.8)%		(17,697)

TOTAL NET ASSETS — 100.0%		$45,658

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $62,743.

Gross unrealized appreciation (000)	$4,855
Gross unrealized depreciation (000)	(4,243)

Net unrealized appreciation (000)	$612

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 17,182.
‡	See Note 8 in Notes to Financial Statements.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Value Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)	STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Affiliated Money Market Fund	$4	$—
Domestic Common Stocks	40,536	—
Exchange Traded Fund	581	—
Foreign Common Stocks	4,545	—
Short Term Investments Purchased With Collateral From Securities Loaned	17,684	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	5	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$63,355	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $44,575)*	$45,662
Investments in affiliates at value, (Cost $4)	4
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $10,663)	10,663
Short term investments in affiliates held as collateral for loaned securities, (Cost $7,026)	7,026
Receivable for shares of beneficial interest sold	6
Dividends and interest receivable	134
Prepaid expenses	17

Total Assets	63,512

LIABILITIES
Payable for collateral for loaned securities	17,689
Payable for shares of beneficial interest redeemed	39
Investment advisory fees payable	29
12b-1 fees payable
Class A	5
Class C	1
Shareholder servicing fees payable
Class A	4
Administration fees payable	3
Custody fees payable	3
Transfer agent fees payable	65
Trustee fees payable	2
Other liabilities	14

Total Liabilities	17,854

TOTAL NET ASSETS	$45,658

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$116,230
Undistributed Net Investment Income	196
Accumulated Net Realized Loss on Investments	(71,855)
Net Unrealized Appreciation on Investments	1,087

Total Net Assets	$45,658

Net Asset Value, Offering and Redemption Price Per Share — Class I ($25,102,669 ÷ 2,597,879 outstanding shares of beneficial interest)	$9.66

Net Asset Value and Redemption Price Per Share — Class A ($18,862,011 ÷ 2,112,437 outstanding shares of beneficial interest)	$8.93

Maximum Offering Price Per Share — Class A ($8.93 ÷ 94.50%)	$9.45

Net Asset Value and Offering Price Per Share — Class C ($1,693,382 ÷ 210,555 outstanding shares of beneficial interest)	$8.04

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $17,182.

Allegiant S&P 500® Index Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 95.6%
Consumer Discretionary — 8.9%
Abercrombie & Fitch, Cl A	1,179	$47
Amazon.com*#	3,751	510
Apollo Group, Cl A*#	1,499	86
AutoNation*#	1,157	20
AutoZone*	382	56
Bed Bath & Beyond*	2,830	106
Best Buy#	4,406	189
Big Lots*#	1,321	30
Black & Decker#	846	51
Carnival*	5,454	175
CBS, Cl B	7,781	100
Coach	3,661	127
Comcast, Cl A	35,120	515
D. R. Horton#	3,251	33
Darden Restaurants	1,788	56
DeVry#	735	40
DIRECTV, Cl A*#	11,162	353
Eastman Kodak*#	4,906	20
Expedia*#	2,147	55
Family Dollar Stores	1,774	54
Ford Motor*#	42,925	382
Fortune Brands	1,655	64
GameStop, Cl A*#	1,866	46
Gannett#	2,461	24
Gap	6,104	131
Genuine Parts#	1,855	66
Goodyear Tire & Rubber*	3,009	41
H&R Block	3,675	75
Harley-Davidson#	2,900	85
Harman International Industries#	764	29
Hasbro	1,520	45
Home Depot#	20,308	556
International Game Technology	3,777	71
Interpublic Group*#	5,404	34
JC Penney	2,894	83
Johnson Controls	7,208	195
KB Home#	840	11
Kohl’s*	3,643	194
Leggett & Platt#	1,829	36
Lennar, Cl A#	1,801	23
Limited Brands#	3,407	57
Lowe’s	17,729	387
Macy’s	4,611	75
Marriott International, Cl A#	2,832	73
Mattel	4,349	85
McDonald’s	12,810	810
McGraw-Hill#	4,002	120
Meredith#	601	16
New York Times, Cl A*#	1,323	11
Newell Rubbermaid#	3,271	47
News, Cl A	26,615	305
NIKE, Cl B	4,368	283
Nordstrom#	2,103	70
Office Depot*	3,224	20
Omnicom Group	3,932	144
O’Reilly Automotive*#	1,453	56
Polo Ralph Lauren#	752	58
priceline.com*#	506	108
Pulte Homes#	3,205	29
RadioShack#	2,056	39
Scripps Networks Interactive, Cl A	851	34
Sears Holdings*#	578	41

	Number of Shares	Value (000)
Sherwin-Williams	1,148	$70
Staples	8,507	198
Starbucks*#	8,346	183
Starwood Hotels & Resorts Worldwide#	2,081	67
Target	9,089	423
Tiffany#	1,288	55
Time Warner	14,446	444
Time Warner Cable*	3,973	166
TJX	5,021	193
VF	979	71
Viacom, Cl B*	6,893	204
Walt Disney	22,846	690
Washington Post, Cl B	59	24
Whirlpool#	923	68
Wyndham Worldwide#	1,714	32
Wynn Resorts#	690	45
Yum! Brands#	5,519	195

		10,810

Consumer Staples — 11.4%
Altria Group	26,667	502
Archer-Daniels-Midland#	8,339	257
Avon Products#	5,237	179
Brown-Forman, Cl B#	1,344	69
Campbell Soup	2,431	85
Clorox	1,938	117
Coca-Cola	27,315	1,563
Coca-Cola Enterprises	3,772	74
Colgate-Palmolive	6,059	510
ConAgra Foods	5,414	120
Constellation Brands, Cl A*#	1,552	27
Costco Wholesale#	5,062	303
CVS Caremark	17,679	548
Dean Foods*#	2,874	46
Dr Pepper Snapple Group*	2,570	67
Estee Lauder, Cl A	1,351	63
General Mills	4,022	274
H.J. Heinz	3,888	165
Hershey#	2,072	73
Hormel Foods	865	33
J.M. Smucker	1,238	73
Kellogg	3,127	164
Kimberly-Clark	5,391	356
Kraft Foods, Cl A	17,716	471
Kroger	9,119	207
Lorillard	2,020	157
McCormick#	1,536	55
Molson Coors Brewing, Cl B	1,988	90
Pepsi Bottling Group	1,415	54
PepsiCo	18,827	1,171
Philip Morris International	23,733	1,141
Procter & Gamble	34,854	2,173
Reynolds American	2,116	106
Safeway#	5,254	118
Sara Lee	7,854	95
SUPERVALU#	2,722	38
Sysco#	7,895	214
Tyson Foods, Cl A#	2,761	33
Walgreen#	11,703	455
Wal-Mart Stores	26,893	1,467
Whole Foods Market*#	1,282	33

		13,746

Allegiant S&P 500® Index Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Energy — 11.4%
Anadarko Petroleum#	5,598	$333
Apache	4,007	382
Baker Hughes#	3,256	133
BJ Services	3,116	59
Cabot Oil & Gas	874	33
Cameron International*	2,920	110
Chesapeake Energy	7,882	189
Chevron	24,029	1,875
ConocoPhillips	18,212	943
Consol Energy	1,666	76
Denbury Resources*#	3,115	41
Devon Energy	5,066	341
Diamond Offshore Drilling#	1,000	100
El Paso	8,255	79
ENSCO International#	2,114	93
EOG Resources	2,875	249
ExxonMobil	59,112	4,438
FMC Technologies*#	1,426	78
Halliburton	9,788	287
Hess	3,405	197
Marathon Oil	8,374	273
Massey Energy	1,003	38
Murphy Oil	2,326	131
National Oilwell Varco	4,919	212
Noble Energy	2,048	134
Occidental Petroleum	9,770	789
Peabody Energy	3,113	138
Pioneer Natural Resources	924	38
Range Resources#	1,901	90
Rowan*	1,346	33
Schlumberger	14,386	919
Smith International#	2,106	57
Southwestern Energy*	3,678	162
Spectra Energy#	7,053	137
Sunoco#	1,872	47
Tesoro#	2,675	34
Valero Energy	7,159	114
Williams	7,105	141
XTO Enegy	6,732	286

		13,809

Financials — 13.4%
Aflac	5,497	253
Allstate	6,227	177
American Express	14,375	601
American International Group*#	1,558	44
Ameriprise Financial	2,896	110
AON	3,355	130
Apartment Investment & Management, Cl A REIT	1,753	24
Assurant	1,347	41
AvalonBay Communities REIT#	886	64
Bank of America	102,446	1,624
Bank of New York Mellon	13,764	367
BB&T#	7,674	191
Boston Properties REIT#	1,428	96
Capital One Financial	5,667	217
CB Richard Ellis Group, Cl A*#	3,428	39
Charles Schwab	11,521	211
Chubb	4,269	214
Cincinnati Financial	1,969	50
Citigroup	140,593	578

	Number of Shares	Value (000)
CME Group#	717	$235
Comerica#	1,910	54
Discover Financial Services	6,035	93
E*Trade Financial*	14,855	24
Equity Residential REIT#	3,093	100
Federated Investors, Cl B#	1,033	27
Fifth Third Bancorp	10,039	101
First Horizon National*	2,738	37
Franklin Resources	1,739	188
Genworth Financial, Cl A*	5,147	56
Goldman Sachs Group	5,960	1,011
Hartford Financial Services Group	4,546	111
HCP REIT#	3,367	105
Health Care REIT	1,400	62
Host Hotels & Resorts REIT	6,786	71
Hudson City Bancorp	5,586	74
Huntington Bancshares#	8,182	31
IntercontinentalExchange*	739	79
Invesco	5,080	113
Janus Capital Group	2,109	28
JPMorgan Chase	45,740	1,944
KeyCorp	9,665	57
Kimco Realty REIT	3,571	44
Legg Mason#	1,760	50
Leucadia National*	2,054	44
Lincoln National	3,511	81
Loews	4,344	154
M&T Bank#	913	60
Marsh & McLennan	5,998	135
Marshall & Ilsley#	3,895	22
MBIA*#	2,953	10
MetLife	9,945	340
Moody’s#	2,581	60
Morgan Stanley	15,128	478
NASDAQ OMX Group*	1,611	30
Northern Trust#	2,843	141
NYSE Euronext	2,933	74
People’s United Financial#	4,190	68
Plum Creek Timber REIT#	1,897	66
PNC Financial Services Group†#	5,059	288
Principal Financial Group#	4,109	104
Progressive*	8,236	138
Prologis REIT#	5,066	66
Prudential Financial	5,264	262
Public Storage REIT#	1,408	112
Regions Financial#	13,138	77
Simon Property Group REIT#	3,083	224
SLM*#	6,870	75
State Street	5,898	244
SunTrust Banks#	5,665	134
T. Rowe Price Group#	2,975	146
Torchmark	1,130	49
Travelers#	6,987	366
U.S. Bancorp	22,282	538
Unum Group	4,339	83
Ventas REIT#	1,854	80
Vornado Realty Trust REIT#	1,691	111
Wells Fargo	55,331	1,552
Zions Bancorp#	1,753	23

		16,161

Healthcare — 12.6%
Abbott Laboratories	19,373	1,056

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Healthcare — continued
Aetna	5,295	$154
Allergan	3,535	205
AmerisourceBergen	4,168	103
Amgen*	11,860	668
Baxter International	7,222	394
Becton Dickinson	3,143	235
Biogen Idec*	3,614	170
Boston Scientific*	18,226	153
Bristol-Myers Squibb	24,675	624
C.R. Bard	1,205	99
Cardinal Health	4,201	135
CareFusion*	1,958	51
Celgene*	5,385	299
Cephalon*#	923	51
CIGNA	3,300	106
Coventry Health Care*#	2,741	62
DaVita*	1,248	74
DENTSPLY International#	1,804	60
Eli Lilly#	12,773	469
Express Scripts*	3,222	276
Forest Laboratories*	3,374	103
Genzyme*	3,229	164
Gilead Sciences*#	10,980	506
Hospira*	1,876	88
Humana*	2,065	86
IMS Health	2,136	46
Intuitive Surgical*#	451	126
Johnson & Johnson	33,700	2,118
King Pharmaceuticals*#	4,015	47
Laboratory Corporation of America Holdings*#	1,452	106
Life Technologies*#	2,096	104
McKesson	3,223	200
Medco Health Solutions*#	5,652	357
Medtronic	13,774	585
Merck	38,083	1,379
Millipore*	655	45
Mylan*#	4,238	76
Patterson*	1,134	29
PerkinElmer	1,924	36
Pfizer	97,802	1,777
Quest Diagnostics	2,258	131
St. Jude Medical*	4,077	150
Stryker	3,634	183
Tenet Healthcare*	5,174	23
Thermo Fisher Scientific*	5,274	249
UnitedHealth Group	14,546	417
Varian Medical Systems*	1,564	73
Waters*	1,160	68
Watson Pharmaceuticals*#	1,286	48
WellPoint*	5,614	303
Zimmer Holdings*	2,609	154

		15,221

Industrials — 9.8%
3M	8,518	660
Avery Dennison	1,275	48
Boeing	8,477	444
Burlington Northern Santa Fe	3,251	320
C.H. Robinson Worldwide#	2,072	116
Caterpillar#	7,125	416
Cintas	1,541	43
CSX	5,001	237

	Number of Shares	Value (000)
Cummins	2,559	$115
Danaher#	3,016	214
Deere#	4,964	266
Dover	2,176	89
Dun & Bradstreet	521	41
Eaton#	1,979	126
Emerson Electric	9,095	377
Equifax	1,156	33
Expeditors International of Washington#	2,524	81
Fastenal#	1,331	49
FedEx	4,042	341
First Solar*#	579	69
Flowserve	669	67
Fluor	2,333	99
General Dynamics	4,812	317
General Electric	116,229	1,862
Goodrich	1,548	92
Honeywell International#	8,965	345
Illinois Tool Works#	4,699	229
Iron Mountain*#	1,894	45
ITT	2,210	114
Jacobs Engineering Group*#	1,464	51
L-3 Communications Holdings	1,483	116
Lockheed Martin	3,750	290
Masco#	4,434	60
Monster Worldwide*#	965	14
Norfolk Southern	4,750	244
Northrop Grumman	3,894	213
PACCAR#	4,111	152
Pall	1,092	35
Parker Hannifin	1,985	107
Pitney Bowes#	2,324	54
Precision Castparts#	1,644	170
Quanta Services*#	2,166	41
Raytheon	4,830	249
Republic Services	3,483	98
Robert Half International#	1,835	41
Rockwell Automation	1,718	75
Rockwell Collins	1,842	99
RR Donnelley & Sons	2,270	47
Ryder System	712	29
Snap-On	699	25
Southwest Airlines	8,800	81
Stanley Works#	936	46
Stericycle*	853	47
Textron#	3,253	65
Union Pacific	6,219	393
United Parcel Service, Cl B	12,238	703
United Technologies	11,592	779
W.W. Grainger#	749	73
Waste Management	5,991	197

		11,849

Information Technology — 18.3%
Adobe Systems*	6,791	238
Advanced Micro Devices*#	5,621	39
Affiliated Computer Services, Cl A*	1,333	74
Agilent Technologies*#	4,197	121
Akamai Technologies*#	2,076	50
Altera	3,607	76
Amphenol, Cl A	2,234	92
Analog Devices	3,731	112
Apple*	10,765	2,152

Allegiant S&P 500® Index Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Information Technology — continued
Applied Materials	16,467	$203
Autodesk*	2,903	68
Automatic Data Processing	6,193	269
BMC Software*	2,395	93
Broadcom, Cl A*	5,340	156
CA	4,915	109
Ciena*#	661	8
Cisco Systems*	70,015	1,638
Citrix Systems*	2,184	83
Cognizant Technology Solutions, Cl A*	3,297	145
Computer Sciences*	1,969	109
Compuware*	3,754	26
Convergys*	1,471	16
Corning	20,616	344
Dell*	21,055	297
eBay*	13,367	327
Electronic Arts*#	3,866	65
EMC*	24,729	416
Fidelity National Information Services	2,350	53
Fiserv*#	1,842	85
FLIR Systems*#	1,721	49
Google, Cl A*	2,843	1,657
Harris	1,608	71
Hewlett-Packard	29,137	1,429
Intel	68,330	1,312
International Business Machines	15,652	1,978
Intuit*#	4,253	124
Jabil Circuit#	1,589	21
JDS Uniphase*	2,641	19
Juniper Networks*	6,417	168
KLA-Tencor#	1,822	57
Lexmark International, Cl A*	921	23
Linear Technology	2,791	75
LSI*	6,762	36
Mastercard, Cl A#	1,071	258
McAfee*#	1,914	73
MEMC Electronic Materials*	2,992	36
Microchip Technology#	2,277	60
Micron Technology*#	9,998	75
Microsoft	93,858	2,760
Molex#	1,583	29
Motorola	26,553	213
National Semiconductor#	3,468	51
NetApp*#	4,060	125
Novell*	2,457	10
Novellus Systems*	1,175	24
NVIDIA*	6,744	88
Oracle	50,802	1,122
Paychex	4,036	126
QLogic*#	1,427	26
QUALCOMM	21,438	965
Red Hat*	2,273	61
Salesforce.com*#	1,214	76
SanDisk*	2,106	42
Sun Microsystems*	8,529	73
Symantec*	10,225	181
Tellabs*	3,904	22
Teradata*	2,098	61
Teradyne*#	1,986	18
Texas Instruments	15,728	398
Total System Services	2,827	49
VeriSign*#	2,310	52

	Number of Shares	Value (000)
Western Digital*#	2,677	$99
Western Union	8,716	161
Xerox#	10,341	80
Xilinx	3,461	78
Yahoo!*	13,155	197

		22,172

Materials — 3.4%
Air Products & Chemicals#	2,154	179
Airgas	922	43
AK Steel Holding	2,224	44
Alcoa#	11,072	139
Allegheny Technologies#	1,160	39
Ball#	1,115	55
Bemis	1,261	37
CF Industries Holdings	616	53
Dow Chemical#	12,407	345
E.I. DuPont de Nemours	10,480	362
Eastman Chemical	1,296	78
Ecolab	2,340	105
FMC#	828	46
Freeport-McMoRan Copper & Gold*	5,080	421
International Flavors & Fragrances	924	38
International Paper	6,458	164
MeadWestvaco#	2,044	56
Monsanto	6,301	509
Newmont Mining	5,799	311
Nucor	3,613	153
Owens-Illinois*	1,953	61
Pactiv*	2,372	58
PPG Industries#	1,949	116
Praxair#	3,358	275
Sealed Air	1,808	40
Sigma-Aldrich#	1,427	76
Titanium Metals#	1,016	10
United States Steel#	2,083	93
Vulcan Materials#	1,478	72
Weyerhaeuser#	2,006	78

		4,056

Telecommunication Services — 3.0%
American Tower, Cl A*	4,871	199
AT&T	71,535	1,927
CenturyTel	3,645	130
Frontier Communications#	2,868	23
MetroPCS Communications*#	3,041	19
Qwest Communications International#	19,382	71
Sprint Nextel*	31,161	115
Verizon Communications	36,917	1,161
Windstream#	4,408	44

		3,689

Utilities — 3.4%
AES*	9,133	116
Allegheny Energy#	2,524	56
Ameren	2,804	73
American Electric Power	5,614	181
CenterPoint Energy	5,980	79
CMS Energy#	4,015	57
Consolidated Edison#	3,232	139
Constellation Energy Group	2,408	77
Dominion Resources	6,995	255
DTE Energy	2,015	81

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Utilities — continued
Duke Energy#	14,417	$240
Dynegy, Cl A*	6,093	11
Edison International	4,322	147
Entergy	2,313	182
EQT	1,263	52
Exelon	7,315	352
FirstEnergy	3,313	143
FPL Group	4,913	255
Integrys Energy Group	911	35
Nicor	538	21
NiSource	3,298	47
Northeast Utilities	2,088	50
Pepco Holdings	2,485	41
PG&E#	4,439	188
Pinnacle West Capital	1,222	43
PPL	4,380	134
Progress Energy	2,987	117
Progress Energy CVO (A) (B) (C)	2,575	–
Public Service Enterprise Group	6,009	188
Questar	2,074	82
SCANA	1,292	46
Sempra Energy	3,243	172
Southern	8,952	287
TECO Energy#	3,524	52
Wisconsin Energy	1,417	64
Xcel Energy	4,675	95

		4,158

Total Domestic Common Stocks (Cost $95,193)		115,671

FOREIGN COMMON STOCKS — 0.1%
Energy — 0.0%
Nabors Industries (Bermuda)*#	3,280	68

Financials — 0.1%
XL Capital, Cl A (Bermuda)	4,656	85

Total Foreign Common Stocks (Cost $143)		153

EXCHANGE TRADED FUNDS — 0.6%
iShares S&P 500® Index Fund	3,000	331
S&P Depository Receipt, Trust Series 1#	4,000	439

Total Exchange Traded Funds (Cost $713)		770

AFFILIATED MONEY MARKET FUND — 3.2%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $3,875)	3,874,676	3,875

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $99,924)		120,469

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 14.6%
Affiliated Money Market Fund — 5.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	6,986,635	6,987

	Number of Shares	Value (000)
Money Market Funds — 8.8%
AIM STIT Liquid Assets Portfolio	2,705,747	$2,706
Fidelity Institutional Prime Money Market Portfolio	2,662,807	2,663
JP Morgan Prime Money Market Fund	317,376	317
Merrill Lynch Select Institutional Fund	2,288,384	2,288
RBC Prime Money Market Fund	2,623,736	2,624

		10,598

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $4,348, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $4,497)	$4	4

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $17,589)‡		17,589

TOTAL INVESTMENTS — 114.1% (Cost $117,513)**		138,058

Other Assets & Liabilities – (14.1)%		(17,010)

TOTAL NET ASSETS — 100.0%		$121,048

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $125,013.

Gross unrealized appreciation (000)	$22,325
Gross unrealized depreciation (000)	(9,280)

Net unrealized appreciation (000)	$13,045

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 17,159.
‡	See Note 8 in Notes to Financial Statements.
(A)	Value is less than $500.
(B)	Illiquid Security
(C)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

Cl — Class

CVO — Contingent Value Obligation

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	12	$3,275	12/18/09	$9

Cash in the amount of $270,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant S&P 500® Index Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)	STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)		Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$3,875		$—
Domestic Common Stocks	115,671		—
Exchange Traded Funds	770		—
Foreign Common Stocks	153		—
Futures			9
Short Term Investments Purchased With Collateral From Securities Loaned	17,585		—
Level 2 - Other Significant Observable Inputs	—		—
Short Term Investments Purchased With Collateral From Securities Loaned	4		—
Level 3 - Significant Unobservable Inputs	—		—
Domestic Common Stock	—	(A)	—

Totals	$138,058		$9

(A)	Value is less than $500.

See Notes to Schedules of Investments.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $96,049)*	$116,594
Investments in affiliates at value, (Cost $3,875)	3,875
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $10,602)	10,602
Short term investments in affiliates held as collateral for loaned securities, (Cost $6,987)	6,987
Initial margin held by broker for open futures contracts	270
Receivable for shares of beneficial interest sold	52
Future variation margin receivable	16
Dividends and interest receivable	302
Prepaid expenses	14

Total Assets	138,712

LIABILITIES
Payable for collateral for loaned securities	17,589
Payable for shares of beneficial interest redeemed	5
Investment advisory fees payable	12
12b-1 fees payable
Class C	1
Shareholder servicing fees payable
Class A	4
Administration fees payable	7
Custody fees payable	5
Transfer agent fees payable	18
Trustee fees payable	2
Other liabilities	21

Total Liabilities	17,664

TOTAL NET ASSETS	$121,048

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$116,143
Undistributed Net Investment Income	360
Accumulated Net Realized Loss on Investments and Futures	(16,009)
Net Unrealized Appreciation on Investments and Futures	20,554

Total Net Assets	$121,048

Net Asset Value, Offering and Redemption Price Per Share — Class I ($100,071,069 ÷ 11,485,584 outstanding shares of beneficial interest)	$8.71

Net Asset Value and Redemption Price Per Share — Class A ($19,715,771 ÷ 2,272,365 outstanding shares of beneficial interest)	$8.68

Maximum Offering Price Per Share — Class A ($8.68 ÷ 97.50%)	$8.90

Net Asset Value and Offering Price Per Share — Class C ($1,260,986 ÷ 146,044 outstanding shares of beneficial interest)	$8.63

*	Includes securities on loan with a value of (000) $17,159.

See Notes to Financial Statements.

Allegiant Small Cap Core Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 85.6%
Consumer Discretionary — 11.4%
Buckle#	98,530	$2,694
Deckers Outdoor*#	31,530	2,921
Penn National Gaming*	125,830	3,371
Sonic*#	169,960	1,638
Strayer Education#	10,502	2,074
Tractor Supply*#	74,490	3,478
Universal Electronics*	67,550	1,453

		17,629

Consumer Staples — 2.9%
Chattem*#	43,370	2,856
Corn Products International	60,740	1,703

		4,559

Energy — 6.3%
Alon USA Energy#	200,050	1,438
ATP Oil & Gas*#	143,740	2,293
Atwood Oceanics*#	42,570	1,604
Contango Oil & Gas*	48,210	2,140
Oil States International*#	62,850	2,254

		9,729

Financials — 16.6%
Affiliated Managers Group*#	58,560	3,819
Amtrust Financial Services	190,530	2,277
Bank of the Ozarks#	135,840	3,611
Glacier Bancorp#	190,250	2,488
Investment Technology Group*#	106,490	1,943
Portfolio Recovery Associates*#	100,840	4,541
Prosperity Bancshares#	75,040	2,989
RLI	30,030	1,514
Valley National Bancorp#	192,802	2,549

		25,731

Healthcare — 7.1%
Bio-Reference Labs*#	62,848	2,061
Catalyst Health Solutions*	87,910	2,990
Cubist Pharmaceuticals*#	74,020	1,235
NuVasive*#	96,830	3,142
PAREXEL International*	59,730	717
Psychiatric Solutions*	35,680	791

		10,936

Industrials — 17.5%
AAR*#	120,860	2,255
BE Aerospace*#	235,050	4,529
Curtiss-Wright	44,460	1,265
EMCOR Group*	116,030	2,762
Esterline Technologies*	72,860	2,943
Harsco	44,400	1,378
Houston Wire & Cable#	199,030	2,211
ICF International*	103,700	2,800
IDEX#	99,825	2,958
Regal-Beloit#	29,620	1,406
Shaw Group (The)*	41,670	1,189
Snap-On	38,540	1,393

		27,089

Information Technology — 16.6%
ANSYS*#	61,830	2,408
Comtech Telecommunications*#	89,400	2,569

	Number of Shares	Value (000)
Daktronics#	95,058	$805
Digital River*#	115,070	2,903
FactSet Research Systems#	43,830	3,171
j2 Global Communications*#	98,525	1,959
OSI Systems*	136,730	2,793
Rofin-Sinar Technologies*	85,660	1,951
TeleCommunication Systems, Cl A*#	263,900	2,225
Trimble Navigation*	86,410	1,930
Tyler Technologies*#	146,870	2,934

		25,648

Materials — 4.5%
AptarGroup#	36,220	1,308
Balchem#	48,070	1,532
Carpenter Technology	62,510	1,449
Compass Minerals International#	40,920	2,664

		6,953

Telecommunication Services — 0.9%
Atlantic Tele-Network	28,460	1,334

Utilities — 1.8%
UGI	115,280	2,707

Total Domestic Common Stocks (Cost $128,358)		132,315

FOREIGN COMMON STOCKS — 10.3%
Consumer Discretionary — 1.0%
Gildan Activewear (Canada)*#	81,030	1,563

Financials — 6.4%
FirstService (Canada)*#	174,450	3,231
Lazard, Cl A (Bermuda)	96,040	3,722
Montpelier Re Holdings (Bermuda)	174,180	2,916

		9,869

Information Technology — 1.0%
Open Text (Canada)*	41,200	1,569

Materials — 1.9%
Methanex (Canada)#	73,130	1,311
Northgate Minerals (Canada)*	520,080	1,659

		2,970

Total Foreign Common Stocks (Cost $17,423)		15,971

AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $576)	575,962	576

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 96.3% (Cost $146,357)		148,862

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 42.6%

Affiliated Money Market Fund — 16.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	26,140,484	26,140

Allegiant Small Cap Core Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Money Market Funds — 25.7%
AIM STIT Liquid Assets Portfolio	10,123,548	$10,124
Fidelity Institutional Prime Money Market Portfolio	9,962,887	9,963
JP Morgan Prime Money Market Fund	1,187,462	1,187
Merrill Lynch Select Institutional Fund	8,561,986	8,562
RBC Prime Money Market Fund	9,816,705	9,817

		39,653

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $16,268, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $16,825)	$16	16

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $65,809)‡		65,809

TOTAL INVESTMENTS — 138.9% (Cost $212,166)**		214,671

Other Assets & Liabilities – (38.9)%		(60,092)

TOTAL NET ASSETS — 100.0%		$154,579

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $213,489.

Gross unrealized appreciation (000)	$15,409
Gross unrealized depreciation (000)	(14,227)

Net unrealized appreciation (000)	$1,182

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 64,240.
‡	See Note 8 in Notes to Financial Statements.

Cl — Class

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

Russell Mini	9	$530	12/19/09	$(9)

Cash in the amount of $52,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 – Quoted Prices
Affiliated Money Market Fund	$576	$—
Domestic Common Stocks	132,315	—
Foreign Common Stocks	15,971	—
Futures	—	(9)
Short Term Investments Purchased With Collateral From Securities Loaned	65,793	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	16	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$214,671	$(9)

See Notes to Financial Statements.

Allegiant Small Cap Core Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $145,781)*	$148,286
Investments in affiliates at value, (Cost $576)	576
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $39,669)	39,669
Short term investments in affiliates held as collateral for loaned securities, (Cost $26,140)	26,140
Initial margin held by broker for open futures contracts	52
Receivable for investments sold	7,082
Receivable for shares of beneficial interest sold	9
Future variation margin receivable	5
Dividends and interest receivable	120
Prepaid expenses	12

Total Assets	221,951

LIABILITIES
Payable for collateral for loaned securities	65,809
Payable for shares of beneficial interest redeemed	142
Payable for investment securities purchased	1,227
Investment advisory fees payable	132
Administration fees payable	9
Custody fees payable	3
Transfer agent fees payable	20
Trustee fees payable	3
Other liabilities	27

Total Liabilities	67,372

TOTAL NET ASSETS	$154,579

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$196,878
Accumulated Net Investment Loss	(131)
Accumulated Net Realized Loss on Investments and Futures	(44,664)
Net Unrealized Appreciation on Investments and Futures	2,496

Total Net Assets	$154,579

Net Asset Value, Offering and Redemption Price Per Share — Class I ($152,331,921 ÷ 17,687,361 outstanding shares of beneficial interest)	$8.61

Net Asset Value and Redemption Price Per Share — Class A ($1,633,354 ÷ 192,133 outstanding shares of beneficial interest)	$8.50

Maximum Offering Price Per Share — Class A ($8.50 ÷ 94.50%)	$8.99

Net Asset Value and Offering Price Per Share — Class C ($613,795 ÷ 75,159 outstanding shares of beneficial interest)	$8.17

*	Includes securities on loan with a value of (000) $64,240.

See Notes to Financial Statements.

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2009 (Unaudited)

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Equity Fund
Investment Income:
Dividends	$924	$1,980	$247
Interest	1,242	19	—
Income from affiliated funds(1)	7	12	1
Security lending income from non-affiliated investments	6	82	—
Security lending income from affiliated funds(1)	14	12	1
Less: foreign taxes withheld	(6)	(105)	—

Total Investment Income	2,187	2,000	249

Expenses:
Investment advisory fees	600	1,699	128
Administration fees	48	97	11
12b-1 fees:
Class I(1)	(19)	(37)	(21)
Class A	3	3	1
Class C	5	1	1
Shareholder servicing fees:
Class A	18	14	4
Class C	2	—	—
Transfer agent fees	44	55	23
Custodian fees	29	79	7
Professional fees	29	20	5
Pricing service fees	27	19	1
Printing and shareholder reports	10	17	2
Registration and filing fees	18	25	13
Trustees’ fees	6	9	1
Miscellaneous	9	17	3

Total Expenses	829	2,018	179

Less:
Waiver of investment advisory fees(1)	—	(288)	(34)

Net Expenses	829	1,730	145

Net Investment Income	1,358	270	104

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	3,884	15,708	2,786
Net realized gain on futures	288	1,609	—
Net realized loss on foreign currency transactions	(2)	(340)	—
Net change in unrealized appreciation/depreciation on investments	14,090	38,330	845
Net change in unrealized appreciation/depreciation on futures	(211)	(1,102)	—
Net change in unrealized appreciation/depreciation on foreign currency translation	5	(36)	—

Net Gain on Investments	18,054	54,169	3,631

Net Increase in Net Assets Resulting from Operations	$19,412	$54,439	$3,735

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund
$1,037	$4,359	$1,408	$212	$154
—	—	—	—	—
3	6	5	—	—
—	—	—	1	—
5	11	7	4	3
—	(2)	—	—	(2)

1,045	4,374	1,420	217	155

554	1,249	592	135	126
43	97	46	9	8

(33)	(53)	(17)	(4)	—
4	8	12	—	2
1	1	17	—	—

19	40	61	—	15
—	—	6	—	—
94	112	99	3	48
10	18	11	6	6
12	23	12	5	5
1	1	1	2	2
8	21	10	1	1
16	20	22	13	10
5	12	5	1	1
12	19	15	2	1

746	1,568	892	173	225

(32)	—	—	(48)	(90)

714	1,568	892	125	135

331	2,806	528	92	20

14,398	2,249	9,092	976	443
282	—	—	—	—
—	—	—	—	—
9,918	45,186	19,998	2,746	898
15	—	—	—	—

—	—	—	—	—

24,613	47,435	29,090	3,722	1,341

$24,944	$50,241	$29,618	$3,814	$1,361

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2009 (Unaudited)

	Multi-Factor Small Cap Value Fund	S&P 500® Index Fund	Small Cap Core Fund
Investment Income:
Dividends	$554	$1,218	$734
Income from affiliated funds(1)	1	11	5
Security lending income from non-affiliated investments	6	6	24
Security lending income from affiliated funds(1)	11	13	36

Total Investment Income	572	1,248	799

Expenses:
Investment advisory fees	249	97	798
Administration fees	15	34	47
12b-1 fees:
Class I(1)	(7)	(1)	(24)
Class A	5	—	—
Class C	7	5	2
Shareholder servicing fees:
Class A	24	24	2
Class C	2	2	1
Transfer agent fees	86	27	29
Custodian fees	7	14	11
Professional fees	6	10	12
Pricing service fees	3	11	1
Printing and shareholder reports	3	7	10
Registration and filing fees	17	15	19
Trustees’ fees	2	4	5
Miscellaneous	9	8	13

Total Expenses	428	257	926

Less:
Waiver of investment advisory fees(1)	(53)	—	—

Net Expenses	375	257	926

Net Investment Income (Loss)	197	991	(127)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(1,286)	(1,402)	3,940
Net realized gain (loss) on futures	(1)	120	755
Net change in unrealized appreciation/depreciation on investments	7,542	21,191	17,314
Net change in unrealized appreciation (depreciation) on futures	(10)	(13)	(431)

Net Gain on Investments	6,245	19,896	21,578

Net Increase in Net Assets Resulting from Operations	$6,442	$20,887	$21,451

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)	(Unaudited)

	Balanced Allocation Fund		International Equity Fund
	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009
Investment Activities:
Net investment income	$1,358	$3,877	$270	$3,151
Net realized gain (loss) on investments sold, futures and foreign currency transactions	4,170	(25,922)	16,977	(37,857)
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	13,884	(28,256)	37,192	(126,346)

Net increase (decrease) in net assets resulting from operations	19,412	(50,301)	54,439	(161,052)

Dividends and Distributions to Shareholders
Dividends from net investment income:
Class I	(1,338)	(3,443)	—	(6,690)
Class A	(114)	(262)	—	(243)
Class B	—	(47)	—	(4)
Class C	(6)	(18)	—	(4)
Distributions from net realized capital gains
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—

Total dividends and distributions	(1,458)	(3,770)	—	(6,941)

Share Transactions:
Proceeds from shares issued:
Class I	9,491	23,297	19,279	42,448
Class A	239	1,013	158	498
Class B	—	43	—	11
Class C	25	41	3	27
Exchange of Class B for Class A shares:(1)
Class A	—	2,697	—	394
Class B	—	(2,697)	—	(394)
Reinvestment of dividends and distributions:
Class I	1,299	3,204	—	2,938
Class A	110	253	—	232
Class B	—	45	—	4
Class C	6	17	—	2

Total proceeds from shares issued and reinvested	11,170	27,913	19,440	46,160

Value of shares redeemed:
Class I	(21,135)	(40,725)	(25,762)	(54,111)
Class A	(1,266)	(3,934)	(967)	(2,932)
Class B	—	(1,191)	—	(352)
Class C	(67)	(453)	(86)	(283)

Total value of shares redeemed	(22,468)	(46,303)	(26,815)	(57,678)

Decrease in net assets from share transactions	(11,298)	(18,390)	(7,375)	(11,518)

Total increase (decrease) in net assets	6,656	(72,461)	47,064	(179,511)

Net Assets:
Beginning of period	152,955	225,416	248,609	428,120

End of period*	$159,611	$152,955	$295,673	$248,609

*Including undistributed net investment income	$342	$442	$437	$167

(1)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Core Equity Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Value Fund
For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009

$104	$810	$331	$1,194	$2,806	$9,076	$528	$2,100
2,786	(42,040)	14,680	(85,645)	2,249	(146,010)	9,092	(81,998)
845	(33,242)	9,933	(85,683)	45,186	(79,165)	19,998	(22,176)

3,735	(74,472)	24,944	(170,134)	50,241	(216,099)	29,618	(102,074)

(291)	(598)	(419)	(880)	(2,657)	(8,393)	—	(1,852)
(5)	(6)	(23)	(24)	(235)	(612)	—	(660)
—	—	—	(1)	—	(41)	—	(21)
—	—	—	—	(1)	(3)	—	(51)

—	(2,215)	—	—	—	(8,372)	—	—
—	(50)	—	—	—	(781)	—	—
—	(19)	—	—	—	(93)	—	—
—	(4)	—	—	—	(7)	—	—

(296)	(2,892)	(442)	(905)	(2,893)	(18,302)	—	(2,584)

1,640	2,084	7,684	30,428	16,900	73,143	11,517	33,421
72	167	147	523	315	1,086	6,193	27,937
—	—	—	43	—	6	—	—
1	7	3	5	3	49	123	1,175

—	822	—	2,368	—	2,921	—	1,583
—	(822)	—	(2,368)	—	(2,921)	—	(1,583)

273	2,740	295	607	1,732	10,121	—	1,092
5	55	22	23	216	1,294	—	624
—	18	—	1	—	131	—	20
—	4	—		1	8	—	47

1,991	5,075	8,151	31,630	19,167	85,838	17,833	64,316

(113,237)	(10,187)	(101,735)	(136,349)	(43,708)	(188,205)	(25,927)	(83,278)
(435)	(1,223)	(1,201)	(3,898)	(2,761)	(9,448)	(12,245)	(48,714)
—	(305)	—	(859)	—	(1,424)	—	(928)
(2)	(50)	(13)	(90)	—	(86)	(494)	(2,037)

(113,674)	(11,765)	(102,949)	(141,196)	(46,469)	(199,163)	(38,666)	(134,957)

(111,683)	(6,690)	(94,798)	(109,566)	(27,302)	(113,325)	(20,833)	(70,641)

(108,244)	(84,054)	(70,296)	(280,605)	20,046	(347,726)	8,785	(175,299)

125,440	209,494	193,499	474,104	323,506	671,232	147,210	322,509

$17,196	$125,440	$123,203	$193,499	$343,552	$323,506	$155,995	$147,210

$13	$205	$176	$287	$1,066	$1,153	$695	$167

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009
Investment Activities:
Net investment income (loss)	$92	$154	$20	$—
Net realized gain (loss) on investments sold and futures	976	(11,230)	443	(1,367)
Net change in unrealized appreciation/depreciation on investments and futures	2,746	(4,947)	898	(1,050)
Net increase from payment by affiliate	—	—	—	—

Net increase (decrease) in net assets resulting from operations	3,814	(16,023)	1,361	(2,417)

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Distributions from net realized capital gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Return of Capital
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—

Total dividends and distributions	—	—	—	—

Share Transactions:
Proceeds from shares issued:
Class I	1,900	7,668	132	982
Class A	24	65	54	9
Class B	—	—	—	—
Class C	—	—	—	—
Proceeds from Merger shares:(2)
Class I	—	—	15,630	—
Class A	—	—	16,917	—
Class C	—	—	129	—
Exchange of Class B for Class A shares:(2)
Class A	—	—	—	—
Class B	—	—	—	—
Reinvestment of dividends and distributions:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—

Total proceeds from shares issued and reinvested	1,924	7,733	32,862	991

Value of shares redeemed:
Class I	(3,236)	(18,340)	(6,302)	(69)
Class A	(22)	(130)	(955)	(11)
Class B	—	—	—	—
Class C	—	—	(6)	—

Total value of shares redeemed	(3,258)	(18,470)	(7,263)	(80)

Increase (decrease) in net assets from share transactions	(1,334)	(10,737)	25,599	911

Total increase (decrease) in net assets	2,480	(26,760)	26,960	(1,506)

Net Assets:
Beginning of period	22,767	49,527	5,045	6,551

End of period*	$25,247	$22,767	$32,005	$5,045

*Including undistributed (distributions in excess of) net investment income	$527	$435	$19	$(1)

(1)	See Note 12 in Notes to Financial Statements.
(2)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500® Index Fund		Small Cap Core Fund
For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009

$197	$468	$991	$2,443	$(127)	$(262)
(1,287)	(31,368)	(1,282)	(10,754)	4,695	(46,137)
7,532	(19,707)	21,178	(41,159)	16,883	(37,399)
—	—	—	107 (1)	—	—

6,442	(50,607)	20,887	(49,363)	21,451	(83,798)

—	(256)	(796)	(2,150)	—	(197)
—	(116)	(139)	(353)	—	—
—	(11)	—	(20)	—	—
—	(11)	(5)	(14)	—	—

—	—	—	(1,197)	—	—
—	—	—	(229)	—	—
—	—	—	(23)	—	—
—	—	—	(16)	—	—

—	(154)	—	—	—	—
—	(93)	—	—	—	—
—	(12)	—	—	—	—

—	(653)	(940)	(4,002)	—	(197)

2,323	10,049	7,952	46,096	19,301	35,296
352	7,202	1,181	3,081	69	120
—	2	—	23	—	12
16	101	35	139	95	17

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	3,288	—	1,350	—	137
—	(3,288)	—	(1,350)	—	(137)

—	298	693	2,832	—	101
—	200	133	570	—	—
—	22	—	33	—	—
—	10	5	29	—	—

2,691	17,884	9,999	52,803	19,465	35,546

(9,918)	(82,765)	(12,409)	(57,036)	(31,093)	(50,133)
(2,579)	(13,526)	(2,460)	(4,999)	(158)	(441)
—	(1,598)	—	(603)	—	(138)
(245)	(1,221)	(127)	(163)	(84)	(57)

(12,742)	(99,110)	(14,996)	(62,801)	(31,335)	(50,769)

(10,051)	(81,226)	(4,997)	(9,998)	(11,870)	(15,223)

(3,609)	(132,486)	14,950	(63,363)	9,581	(99,218)

49,267	181,753	106,098	169,461	144,998	244,216

$45,658	$49,267	$121,048	$106,098	$154,579	$144,998

$196	$(1)	$360	$309	$(131)	$(4)

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust of the same name that was organized on January 28, 1986. As of November 30, 2009, the Trust offered for sale shares of 28 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Equity Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Allegiant Funds discontinued offering Class B Shares to investors on May 31, 2006 and the Funds automatically exchanged all Class B Shares for Class A Shares of the same Fund in the amount equal to the aggregate net asset value of each shareholder’s holdings effective April 6, 2009 in a tax-free conversion.

At the close of business on July 24, 2009, the Allegiant Small Cap Growth and the Allegiant Multi-Factor Mid Cap Growth Funds (the “Selling Funds”) merged into the Allegiant Multi-Factor Small Cap Growth Fund. The net assets of the Selling Funds were transferred at fair value in a tax-free exchange to the Multi-Factor Small Cap Growth Fund. With this transfer, a shareholder of the Selling Funds automatically became a shareholder of the Multi-Factor Small Cap Growth Fund. The table below summarized the asset transfers that transpired:

Acquired Fund	Shares Exchanged	Net Assets on 07/24/09 (000)	Unrealized Appreciation (Depreciation) (000)	Accumulated Net Realized Losses (000)
Multi-Factor Mid Cap Growth Fund
Class I	192,815	$1,521	$(20,365)	$(210)
Class A	1,052,127	8,231	20,070	(412)
Class C	6,068	48	11	(2)
Multi-Factor Mid Cap Growth Fund Total		$9,800	$(284)	$(624)
Small Cap Growth Fund
Class I	1,788,586	$14,109	$(2,478)	$(134)
Class A	1,110,232	8,686	965	(84)
Class C	10,145	81	85	(1)
Small Cap Growth Fund Total		$22,876	$(1,428)	$(219)

Acquiring Fund	Net Assets on 07/24/09 (000)
Multi-Factor Small Cap Growth Fund
Class I	$21,114
Class A	16,957
Class C	130

Total Aggregate Net Assets	$38,201

Assuming the acquisition had been completed on June 1, 2009, the Multi-Factor Small Cap Growth Fund’s pro-forma results of operations for the six months ended November 30, 2009 are as follows:

	For the Period June 1, 2009 to July 24, 2009		For the Six Months Ended November 30, 2009
	Selling Multi-Factor Mid Cap Growth Fund (000)	Selling Small Cap Growth Fund (000)	Multi-Factor Small Cap Growth Fund (000)	Total from Operations (000)
Net Investment Income	$2	$(12)	$20	$10
Net realized and unrealized gain (loss) on investments	942	1,996	1,341	4,279
Net increase (decrease) in assets from operations	944	1,984	1,361	4,289

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income and Tax Exempt Bond Funds and the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Equity Funds.

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for

Allegiant Equity Funds NOTES TO FINANCIAL STATEMENTS November 30, 2009 (Unaudited)

which market quotations are not readily available are valued at their bid prices. The Funds, under supervision of the Board of Trustees (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Non-mutual fund short-term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Certain foreign common stocks may utilize adjusted closing prices through an independent pricing service and, as such, would be classified under Level 2 inputs.

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2009 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the expected lives of the respective investments. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets of the Funds. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or even allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income of the Balanced Allocation, Large Cap Core Equity, Large Cap Value and S&P 500® Index Funds, if any, are declared and paid quarterly. Dividends from net investment income of the International Equity, Large Cap Growth, Mid Cap Value, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value and Small Cap Core Funds, if any, are declared and paid annually. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Balanced Allocation and International Equity Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Allegiant Equity Funds NOTES TO FINANCIAL STATEMENTS November 30, 2009 (Unaudited)

When-Issued and Delayed Delivery Transactions

The Balanced Allocation Fund may purchase or sell securities on a when-issued or delayed delivery basis for the purpose of enhancing its yield. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Fund may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation, from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and is included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2009 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six months ended November 30, 2009 are included in the respective Fund’s Statement of Operations.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Schedules of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open November 30, 2009 are included in the respective Fund’s Schedule of Investments.

During the six months ended November 30, 2009, the futures transactions executed by the Equity Funds were as follows:

	Notional Cost of Contracts May 31, 2009 (000)	Contracts Opened (000)	Contracts Closed (000)	Contracts Expired (000)	Notional Cost of Contracts November 30, 2009 (000)
Balanced Allocation Fund	$728	$2,678	$(2,106)	$—	$1,300
International Equity Fund	4,311	17,347	(15,240)	—	6,418
Large Cap Growth Fund	—	7,238	(6,706)	—	532
Multi-Factor Small Cap Value Fund	91	1,305	(1,396)	—	—
S&P 500® Index Fund	667	7,399	(4,791)	—	3,275
Small Cap Core Fund	1,482	5,692	(6,644)	—	530

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Adviser

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PNC Capital”), its affiliate, to form PNC Capital Advisors, LLC (the “Adviser” or the “New Adviser”) (“the Merger”). Allegiant became an affiliate of PNC Capital upon the acquisition of its parent company, National City Corporation (“NCC”), by The PNC Financial Services Group, Inc. (“PNC Group”) on December 31, 2008. PNC Group subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PNC Capital to form the New Adviser. References in this report to the “Adviser” concerning matters prior to September 29, 2009 refer to Allegiant Asset Management Company and references concerning matters after September 29, 2009 refer to PNC Capital Advisors, LLC.

Investment Advisory and Sub-Advisory Fees

Fees paid by the Equity Funds pursuant to the Advisory Agreement with the Adviser, an indirect wholly owned subsidiary of PNC Group, are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of the International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the next $75 million of assets managed and 0.50% of assets managed in excess of $200 million. GE Asset Management, Inc. (“GEAM”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of the International Equity Fund. For its services, GEAM is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to GEAM as follows: 0.55% of the first $50 million of assets managed, 0.50% of assets managed between $50 million and $100 million, 0.45% of assets managed between $100 million and $150 million and 0.40% of assets managed in excess of $150 million. The Adviser may, from time to time, waive any portion of its fees or reimburse expenses of the Funds. Such waivers and expense reimbursements are voluntary and may be changed or discontinued at any time. The tables below list the advisory fees and waivers that were in effect on November 30, 2009.

Advisory Fee on Net Assets
Balanced Allocation Fund	0.75%
International Equity Fund	1.00%
Mid Cap Value Fund	0.75%

	Advisory Fee on Net Assets
	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Fee Waiver
Large Cap Core Equity Fund	0.75%	0.70%	0.65%	0.20%
Large Cap Growth Fund	0.75%	0.70%	0.65%	0.04%
Large Cap Value Fund	0.75%	0.70%	0.65%	0.00%

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

	Advisory Fee on Net Assets
	First $50 Million	Next $100 Million	$150 Million and Over
S&P 500® Index Fund*	0.15%	0.10%	0.075%

*	Prior to October 1, 2009, the advisory fee was calculated at an annual rate of 0.20% of the Fund’s average daily net assets.

	Advisory Fee on Net Assets
	First $500 Million	Next $500 Million	$1 Billion and Over	Fee Waiver
Multi-Factor Small Cap Core Fund	1.00%	0.95%	0.90%	0.35%
Multi-Factor Small Cap Growth Fund	1.00%	0.95%	0.90%	0.71%
Multi-Factor Small Cap Value Fund	1.00%	0.95%	0.90%	0.21%
Small Cap Core Fund	1.00%	0.95%	0.90%	0.00%

During the six months ended November 30, 2009, the Adviser voluntarily implemented fee waivers to maintain the expense ratios of Class I, Class A and Class C Shares of certain Funds as follows:

	Total Annual Fund Operating Expenses after Fee Waivers*,**
	Class I	Class A	Class C
Large Cap Core Equity Fund	0.94%	1.24%	1.94%
Large Cap Growth Fund	0.98%	1.28%	1.98%
Multi-Factor Small Cap Core Fund	0.95%	1.24%	N/A
Multi-Factor Small Cap Growth Fund	0.95%	1.23%	1.95%
Multi-Factor Small Cap Value Fund	1.25%	1.55%	2.25%

*

These voluntary waivers are expected to remain in effect until May 31, 2010, with the exception of the Multi-Factor Small Cap Growth Fund which is expected to remain in effect until May 31, 2011. The voluntary waivers may be changed or terminated by the Adviser at any time.

**

Fund Operating Expenses reflected here may vary from the expense ratios presented in the financial highlights as a result of the termination of the Class I Shares’ 12b-1 plan as well as the timing of the voluntary fee waivers implemented by the Adviser.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A and Class C Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

PFPC Trust Co. (which will be renamed PNC Trust Company, on or about June 7, 2010), an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Funds (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC Global is Assistant Treasurer of the Trust and Advantage. Another officer of PNC Global is Assistant Secretary of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC, the principal underwriter (the “Underwriter”), are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. For the six months ended November 30, 2009, the 12b-1 fee accrual rates were as shown below:

	Annual Rate
	Class A	Class C
Balanced Allocation Fund	0.040%	0.75%
International Equity Fund	0.050%	0.75%
Large Cap Core Equity Fund	0.050%	0.75%
Large Cap Growth Fund	0.050%	0.75%
Large Cap Value Fund	0.050%	0.75%
Mid Cap Value Fund	0.050%	0.75%
Multi-Factor Small Cap Core Fund	0.040%	0.75%
Multi-Factor Small Cap Growth Fund	0.030%	0.75%
Multi-Factor Small Cap Value Fund	0.050%	0.75%
S&P 500® Index Fund	0.005%	0.75%
Small Cap Core Fund	0.050%	0.75%

The Rule 12b-1 plan for Class I Shares was terminated June 18, 2009. Any balances accrued as of June 18, 2009 were returned to the respective Funds.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PNC Global and National City Bank (“NCB”), an affiliate of the Adviser, were parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC Global and NCB served as Co-Administrators to the Trust for the period June 1, 2008 to February 28, 2009. Effective March 1, 2009, PNC Global and the Adviser began serving as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.0558% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2009, approximately 0.0232% was allocated to PNC Global and approximately 0.0326% was allocated to the Adviser.

Legal Fees

Expenses paid by the Trust during the six months ended November 30, 2009, include legal fees of $225,978 paid to Drinker Biddle & Reath LLP. Of this amount, the Equity Funds paid $39,079 to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Transfer Agent

PNC Global serves as Transfer Agent for the Funds. For its services as Transfer Agent, PNC Global receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2009, PNC Global received $833,684 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Equity Funds paid $429,035 to PNC Global.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

Affiliated Holdings

The common stock of The PNC Financial Services Group, the indirect parent company of the Adviser, is included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500® Index Fund will invest in the common stock of The PNC Financial Services Group in approximately the same proportion as the percentage The PNC Financial Services Group common stock represents in the S&P 500® Index.

Affiliated Funds

Pursuant to SEC rules, the Equity Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 8) to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliated funds” in the Statements of Operations.

PNC Group owns a minority interest in BlackRock, Inc. As a result of the merger of NCC and PNC Group on December 31, 2008, the BlackRock Funds are considered affiliated with the Adviser. The total net purchases and sales of affiliated holdings for the period ended November 30, 2009 are shown in the table below.

	Allegiant Advantage Institutional Money Market Fund (000)	Allegiant Money Market Fund (000)	BlackRock Liquidity Fund (000)	Institutional Money Market Trust (000)
Balanced Allocation Fund	$(6,207)	$—	$(1,753)	$404
International Equity Fund	(7,708)	—	—	(5,701)
Large Cap Core Equity Fund	(28,557)	—	(2,528)	—
Large Cap Growth Fund	(14,402)	—	(1,912)	—
Large Cap Value Fund	(52,988)	—	(5,678)	—
Mid Cap Value Fund	(25,990)	—	(3,030)	—
Multi-Factor Small Cap Core Fund	379	—	(256)	—
Multi-Factor Small Cap Growth Fund	2,740	(41)	(107)	—
Multi-Factor Small Cap Value Fund	(4,228)	—	(897)	—
S&P 500® Index Fund	(9,312)	—	(1,714)	—
Small Cap Core Fund	(16,702)	—	(3,269)	—
Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

Details of affiliated holdings at November 30, 2009 are included in the respective Fund’s Schedules of Investments.

4. Investments

During the six months ended November 30, 2009, the cost of purchases and proceeds from sales of investments, other than short-term investments and long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$56,313	$66,836
International Equity Fund	133,652	130,060
Large Cap Core Equity Fund	87,418	198,452
Large Cap Growth Fund	163,489	251,983
Large Cap Value Fund	51,867	83,037
Mid Cap Value Fund	54,102	73,823
Multi-Factor Small Cap Core Fund	15,046	15,495
Multi-Factor Small Cap Growth Fund	18,892	24,174
Multi-Factor Small Cap Value Fund	25,624	34,790
S&P 500® Index Fund	7,496	16,480
Small Cap Core Fund	45,764	58,678

During the six months ended November 30, 2009, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$4,488	$5,730

5. Federal Income Taxes

Each of the Equity Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current period ended November 30, 2009, the fiscal year ended May 31, 2009 and for all open tax years (years ended May 31, 2006 through May 31, 2008) and has concluded that no provision for income tax is required in the Funds’ financial statements.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in PFICs, wash sales, paydowns and dividends deemed paid upon shareholder redemption of fund shares. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Equity Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the year ended May 31, 2009:

	Undistributed (Distributions in Excess of) Net Investment Income (000)		Accumulated Net Realized Gains (Losses) (000)		Paid-in Capital (000)
Balanced Allocation Fund	$20		$(20)		$—	*
International Equity Fund	(115)		115		—	*
Large Cap Core Equity Fund	—	*	—	*	—	*
Large Cap Growth Fund	—	*	—	*	—	*
Large Cap Value Fund	—	*	—	*	—
Mid Cap Value Fund	—	*	—		—	*
Multi-Factor Small Cap Core Fund	74		(74)		—	*
Multi-Factor Small Cap Growth Fund	(1)		2		(1)
Multi-Factor Small Cap Value Fund	(204)		208		(4)
S&P 500® Index Fund	—	*	—	*	—	*
Small Cap Core Fund	423		8		(431)

*	Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains.

At May 31, 2009, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2010	2011	2013	2015	2016	2017	Total
Balanced Allocation Fund*	$1,089	$—	$—	$—	$—	$13,341	$14,430
International Equity Fund	—	41,547	—	—	—	9,508	51,055
Large Cap Core Equity Fund	—	—	—	—	—	12,984	12,984
Large Cap Growth Fund*,**	7,430	—	—	—	—	33,653	41,083
Large Cap Value Fund*	1,915	—	—	—	—	84,196	86,111
Mid Cap Value Fund	—	—	—	—	10,365	42,477	52,842
Multi-Factor Small Cap Core Fund	—	—	—	32	1,691	8,865	10,588
Multi-Factor Small Cap Growth Fund	—	—	—	—	102	78	180
Multi-Factor Small Cap Value Fund	—	—	—	—	5,646	39,173	44,819
S&P 500® Index Fund	—	—	—	—	—	2,929	2,929
Small Cap Core Fund	—	—	—	—	—	28,021	28,021

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective Riverfront Fund on October 11, 2004.
**	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Armada Large Cap Ultra Fund on April 23, 2004.

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Equity Funds.

	Class I		Class A		Class C
	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09
Balanced Allocation Fund
Shares issued	1,089	2,807	27	111	3	5
Shares exchanged	—	—	—	353	—	—
Shares reinvested	154	376	13	29	1	2
Shares redeemed	(2,368)	(4,839)	(144)	(462)	(8)	(50)

Net increase (decrease)	(1,125)	(1,656)	(104)	31	(4)	(43)

International Equity Fund
Shares issued	1,602	3,940	13	38	—	3
Shares exchanged	—	—	—	45	—	—
Share reinvested	—	321	—	25	—	—
Shares redeemed	(2,056)	(5,147)	(77)	(258)	(8)	(31)

Net decrease	(454)	(886)	(64)	(150)	(8)	(28)

Large Cap Core Equity Fund
Shares issued	213	273	9	22	—	1
Shares exchanged	—	—	—	123	—	—
Shares reinvested	38	393	1	8	—	1
Shares redeemed	(15,395)	(1,125)	(56)	(151)	—	(8)

Net increase (decrease)	(15,144)	(459)	(46)	2	—	(6)

Large Cap Growth Fund
Shares issued	615	2,513	12	40	—	—
Shares exchanged	—	—	—	223	—	—
Shares reinvested	24	55	2	2	—	—
Shares redeemed	(8,165)	(11,098)	(97)	(307)	(1)	(8)

Net decrease	(7,526)	(8,530)	(83)	(42)	(1)	(8)

Large Cap Value Fund
Shares issued	1,476	6,226	28	90	—	4
Shares exchanged	—	—	—	303	—	—
Shares reinvested	157	942	20	121	—	1
Shares redeemed	(3,833)	(16,353)	(240)	(811)	—	(7)

Net decrease	(2,200)	(9,185)	(192)	(297)	—	(2)

Mid Cap Value Fund
Shares issued	1,202	3,573	661	3,029	13	124
Shares exchanged	—	—	—	205	—	—
Shares reinvested	—	139	—	81	—	6
Shares redeemed	(2,601)	(8,644)	(1,289)	(5,011)	(53)	(223)

Net decrease	(1,399)	(4,932)	(628)	(1,696)	(40)	(93)

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

	Class I		Class A		Class C
	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09
Multi-Factor Small Cap Core Fund
Shares issued	266	1,149	3	10	—	—
Shares exchanged	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(394)	(2,387)	(3)	(17)	—	—

Net decrease	(128)	(1,238)	—	(7)	—	—

Multi-Factor Small Cap Growth Fund
Shares issued	16	133	41	1	2	—
Shares from merger	1,981	—	2,162	—	16	—
Shares exchanged	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(793)	(6)	(296)	(1)	(31)	—

Net increase (decrease)	1,204	127	1,907	—	(13)	—

Multi-Factor Small Cap Value Fund
Shares issued	255	1,028	41	670	2	12
Shares exchanged	—	—	—	443	—	—
Shares reinvested	—	37	—	27	—	1
Shares redeemed	(1,058)	(8,104)	(296)	(1,446)	(31)	(150)

Net decrease	(803)	(7,039)	(255)	(306)	(29)	(137)

S&P 500® Index Fund
Shares issued	970	6,641	150	406	4	19
Shares exchanged	—	—	—	206	—	—
Shares reinvested	91	378	18	76	1	4
Shares redeemed	(1,553)	(7,337)	(307)	(621)	(16)	(22)

Net increase (decrease)	(492)	(318)	(139)	67	(11)	1

Small Cap Core Fund
Shares issued	2,336	4,472	8	15	12	2
Shares exchanged	—	—	—	22	—	—
Shares reinvested	—	14	—	—	—	—
Shares redeemed	(3,650)	(6,367)	(19)	(55)	(10)	(8)

Net increase (decrease)	(1,314)	(1,881)	(11)	(18)	2	(6)

7. Market and Credit Risk

Some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Equity Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in the Schedules of Investments.

8. Securities Lending

To generate additional income, the Equity Funds (excluding the International Equity Fund) may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank (“UB”), the securities lending agent. In addition, the Balanced Allocation and International Equity Funds may lend their international securities pursuant to a securities lending agreement with PFPC Trust Co., the international securities lending agent. The Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 101.5% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The domestic lending Funds receive 80% and the international lending Funds receive 75% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by UB.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

10. Regulatory Matters

On October 11, 2006, Allegiant was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and Allegiant cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of Allegiant. As recommended by the committee, the Trust and Allegiant entered into an agreement under which Allegiant made a one-time payment to the Trust. The payment was allocated among the Funds as recommended by the committee and did not result in a material impact on net asset value of any Fund. On November 9, 2007, Allegiant was notified by the SEC that they had concluded their examination and had no further requests or comments at that time.

11. Change in Independent Registered Public Accounting Firm

Effective April 2, 2009, the Trustees of the Trust, upon recommendation of the Board’s audit committee, approved a change in the Funds’ independent registered public accounting firm from Ernst & Young LLP (“E&Y”) to Deloitte & Touche LLP following the voluntary resignation of E&Y as a result of independence conflicts that arose following the merger of National City Corporation into the PNC Group. For the years ended May 31, 2008 and May 31, 2007, E&Y’s audit reports contained no adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles.

Allegiant Equity Funds NOTES TO FINANCIAL STATEMENTS November 30, 2009 (Unaudited)

12. Trade Gain paid by the Adviser

Effective March 11, 2009, a payment was made by the Adviser in the amount of $106,642 representing gains that accrued to the S&P 500® Index Fund as a result of the unwinding of trades processed in error.

13. Fund Reorganization

At a special meeting of the shareholders held on December 15, 2009, the shareholders of each of the portfolios listed below of PNC Funds, Inc. (“PNC Funds”) approved an Agreement and Plan of Reorganization (“Reorganization”) whereby the portfolios of PNC Funds will be reorganized into corresponding portfolios of the Trust. It is expected that on or about February 1, 2010, the PNC Funds listed below will be reorganized into existing Trust Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding PNC Fund.

Acquiring Allegiant Fund	Acquired Company Fund
Allegiant International Equity Fund	PNC International Equity Fund
Allegiant Small Cap Core Fund	PNC Capital Opportunities Fund

14. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Fund Name Changes

On November 17, 2009, the Board approved a name change for the Trust to “PNC Funds.” As a result, each investment portfolio of the Trust will be renamed as a PNC investment portfolio (the “Name Changes”). As an example, “Allegiant International Equity Fund” will be renamed “PNC International Equity Fund.” The Name Changes will be effective on February 8, 2010.

Large Capital Stock Redemptions

On January 4, 2010, a shareholder placed a Capital Stock Redemption within the Class I Shares of the Balanced Allocation Fund totaling $60,572,163. As of November 30, 2009, this amount represented 37.95% of the Fund’s total net assets.

On January 4, 2010, a shareholder placed a Capital Stock Redemption within the Class I Shares of the Large Cap Value Fund totaling $68,468,344. As of November 30, 2009, this amount represented 19.92% of the Fund’s total net assets.

Allegiant Equity Funds MEETINGS OF SHAREHOLDERS OF THE FUNDS (Unaudited)

Meetings of Shareholders of the Allegiant Small Cap Growth and Multi-Factor Mid Cap Growth Funds

On July 17, 2009, the Allegiant Small Cap Growth Fund and Allegiant Multi-Factor Mid Cap Growth Fund (together, the “Selling Funds”) held a Joint Special Meeting of Shareholders (the “Meeting”) to consider a proposal to approve a Plan of Reorganization providing for the transfer of all of the assets and all liabilities of the Selling Funds in exchange solely for shares of beneficial interest of the Allegiant Multi-Factor Small Cap Growth Fund (the “Reorganization”).

Shareholders of record of the Selling Funds on April 27, 2009 were entitled to vote on the Reorganization.

The Reorganization was approved by the shareholders of the Selling Funds at the Meeting and took place at the close of business on July 24, 2009.

The following votes were recorded during the Meeting (all percentages are reflective of total shares voted at the Meeting):

	Votes For		Votes Withheld		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
Small Cap Growth Fund (Record date outstanding shares: 3,193,724)
	1,716,972	96.91%	15,890	0.90%	38,750	2.19%
Multi-Factor Mid Cap Growth Fund (Record date outstanding shares: 4,403,927)
	2,896,456	96.77%	12,084	0.40%	84,741	2.83%

Allegiant Equity Funds

MEETINGS OF SHAREHOLDERS OF THE FUNDS

(Unaudited)

Meetings of Shareholders of the Funds

On December 17, 2009, as adjourned to December 31, 2009 and January 4, 2010, the Trust held a joint Special Meeting of Shareholders of the Funds (the “Meeting”) to:

(1) —	approve the election of Trustees to the Board of Trustees of the Trust;

(2) —	approve the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust pursuant to an Agreement and Plan of Reorganization, Conversion and Termination;

(3) —	approve a new investment advisory agreement with PNC Capital Advisors, LLC for each Fund of the Trust; and

(4) —	approve the Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares of the Funds.

Shareholders of record of the Funds on October 7, 2009 were entitled to vote on the proposals.

Proposals 1, 2 and 3 were approved by shareholders at the Meetings.

The Officers of the Trust determined not to enact Proposal 4 because Proposal 4 was not approved by shareholders of each Fund.

The following votes were recorded during the Meetings (all percentages are reflective of total shares voted at the Meeting):

	Votes For		Votes Withheld		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage

Allegiant Funds (Record date outstanding shares: 5,362,288,214)
1.01 Robert D. Neary	2,841,950,619	99.80%	5,620,916	0.20%	—	0.00%
1.02 Dorothy A. Berry	2,842,590,102	99.83%	4,981,433	0.17%	—	0.00%
1.03 Kelley J. Brennan	2,842,563,848	99.82%	5,007,687	0.18%	—	0.00%
1.04 Richard W. Furst	2,842,563,032	99.82%	5,008,504	0.18%	—	0.00%
1.05 Dale C. LaPorte	2,842,184,022	99.81%	5,387,514	0.19%	—	0.00%
1.06 L. White Matthews, III	2,842,166,761	99.81%	5,404,774	0.19%	—	0.00%
1.07 Edward J. Miller, Jr.	2,842,144,485	99.81%	5,427,050	0.19%	—	0.00%
1.08 John R. Murphy	2,841,943,294	99.80%	5,628,241	0.20%	—	0.00%

	Votes For		Votes Withheld		Abstained		Broker Non-Votes*
Proposal	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage

Allegiant Funds (Record date outstanding shares: 5,362,288,214)
2	2,696,286,059	94.68%	115,022,647	4.04%	3,004,569	0.11%	33,258,259	1.17%

	Votes For		Votes Withheld		Abstained		Broker Non-Votes*
Proposal	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage

Balanced Allocation Fund (Record date outstanding shares: 17,359,495)
3	8,727,843	89.52%	33,082	0.34%	24,211	0.25%	964,007	9.89%
International Equity Fund (Record date outstanding shares: 22,554,402)
3	18,184,672	97.04%	8,770	0.05%	6,150	0.03%	538,755	2.88%
Large Cap Core Equity Fund (Record date outstanding shares: 2,045,241)
3	1,588,363	85.15%	1,126	0.06%	1,559	0.09%	274,226	14.70%
Large Cap Growth Fund (Record date outstanding shares: 9,272,569)
3	7,949,086	90.45%	7,672	0.09%	14,520	0.17%	816,662	9.29%
Large Cap Value Fund (Record date outstanding shares: 28,321,798)
3	23,242,110	92.37%	40,493	0.16%	87,667	0.35%	1,791,609	7.12%
Mid Cap Value Fund (Record date outstanding shares: 16,846,649)
3	12,052,492	82.26%	46,819	0.32%	43,458	0.30%	2,508,243	17.12%

	Votes For		Votes Withheld		Abstained		Broker Non-Votes*
Proposal	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage
Multi-Factor Small Cap Core Fund (Record date outstanding shares: 3,436,942)
3	2,380,007	98.74%	—	0.00%	—	0.00%	30,420	1.26%
Multi-Factor Small Cap Growth Fund (Record date outstanding shares: 4,153,029)
3	2,447,965	71.06%	20,435	0.59%	36,080	1.05%	940,384	27.30%
Multi-Factor Small Cap Value Fund (Record date outstanding shares: 5,463,289)
3	2,773,086	67.59%	37,441	0.91%	17,530	0.43%	1,274,779	31.07%
S&P 500® Index Fund (Record date outstanding shares: 13,880,519)
3	6,404,008	85.72%	22,971	0.31%	20,527	0.27%	1,023,730	13.70%
Small Cap Core Fund (Record date outstanding shares: 18,726,017)
3	16,776,419	97.30%	3,177	0.02%	3,348	0.02%	457,945	2.66%

*	Proxies received from brokers or nominees holding shares for a beneficial owner indicating that the broker or nominee is not voting on a particular proposal because the broker or nominee has not received instructions from the beneficial owner(s) and does not have discretionary voting power with respect to that item.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Merger, discussed above in footnote 3, resulted in a “change of management” of Allegiant, the Trust’s investment adviser prior to September 30, 2009, because the principal executive officers and directors of the New Adviser differ in part from the principal executive officers and directors of Allegiant. Consequently, this change in management may have been considered an assignment and termination of the Trust’s prior Investment Advisory Agreement with Allegiant on behalf of the Funds (the “Prior Advisory Agreement”). In anticipation of the Merger, the Board of Trustees of the Trust, at a regularly scheduled in-person meeting held on August 25, 2009, approved (i) the continuation of the Prior Advisory Agreement and (ii) an Interim Investment Advisory Agreement with the New Adviser (the “Interim Advisory Agreement”). The Interim Advisory Agreement contained substantially similar terms as the Prior Advisory Agreement, including identical fees, except for a fee reduction in the case of the Allegiant S&P 500® Index Fund. The Interim Advisory Agreement took effect on September 30, 2009. Additionally, the Trustees approved a new Investment Advisory Agreement with the New Adviser (the “New Advisory Agreement” and, collectively with the Prior Advisory Agreement and the Interim Advisory Agreement, the “Advisory Agreements”) also on substantially similar terms as the Prior Advisory Agreement, including identical fees, except for a fee reduction in the case of the Allegiant S&P 500® Index Fund.

The Trust’s shareholders approved the New Advisory Agreement at a Special Meeting of Shareholders held on December 31, 2009.

In connection with the approval of the continuation of the Prior Advisory Agreement and the approval of the Interim and New Advisory Agreements, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services and the New Adviser’s proposed services and the experience and qualifications of Allegiant and the New Adviser. Counsel provided the Trustees with a memorandum related to their consideration of the Advisory Agreements. The Trustees also discussed the structure of the Merger with representatives of Allegiant and the New Adviser and its potential impact on the Funds. The information considered by the Trustees at their meeting, and in supplemental information provided to the Trustees with regard to Allegiant and the New Adviser included: (i) the history, stability, organizational structure, assets under management and client base of Allegiant and the New Adviser; (ii) fees under the Advisory Agreements, including breakpoints and fee waivers, for the Funds and, for Allegiant and the New Adviser, comparative industry fee and expense data; (iii) any incidental non-monetary benefits realized through Allegiant’s and the New Adviser’s relationships with the Funds; (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices; (v) ancillary services provided by Allegiant and the New Adviser and their affiliates; (vi) any economies of scale realized by Allegiant, the New Adviser and the Funds; and (vii) Allegiant’s and the New Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning Allegiant’s and the New Adviser’s compliance procedures and controls.

The Board was advised by independent counsel with respect to their deliberations regarding the approval of the continuation of the Prior Advisory Agreement and the approval of the Interim and New Advisory Agreements. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The Board weighed and balanced the information presented and based its decision on the totality of the circumstances.

Approval of Continuation of the Prior Advisory Agreement and the Interim and New Advisory Agreements

In approving the continuation of the Prior Advisory Agreement, and the Interim and New Advisory Agreements, and determining to submit the New Advisory Agreement to shareholders for approval, the Trustees considered several factors discussed below.

Nature, Extent and Quality of Services to be Provided by Allegiant and the New Adviser

The Board considered specific portfolio management services for the Funds and information it received concerning services provided to the Funds by Allegiant and the substantially similar services to be provided to the Funds by the New Adviser after the closing of the Merger. The Board reviewed Allegiant’s use of technology, research capabilities, risk management and investment management staff. The Board discussed Allegiant’s experience and the qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of Allegiant discussed the structure and operations of the asset management business of Allegiant. The Board also considered its periodic meetings with the portfolio managers and other employees of Allegiant. The Board reviewed Allegiant’s management structure, assets under management and investment philosophies and processes.

The Trustees then considered information about how the New Adviser’s management and operations would be structured after the Merger and determined that the delivery of services under the Interim and New Advisory Agreements would not be adversely affected. The Board noted the long-term experience of each party to the Merger, which is important when considering the New Adviser. The Board reviewed the background and experience of the portfolio management teams, their use of technology and broad research capabilities, which enable the teams to effectively monitor and manage the portfolios. The Board considered the allocation of fund brokerage and Allegiant’s continued success in reducing brokerage commissions paid by the Funds.

The Trustees considered information describing how the Merger is expected to affect Allegiant’s and the New Adviser’s business, including personnel and portfolio management teams. Allegiant and the New Adviser addressed for the Board their efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Merger. The Board considered that the general oversight of day-to-day operations of the Funds, including oversight of third parties for accounting, administration, legal and regulatory compliance had been consistently performed on a satisfactory basis and the New Adviser described its ability to continue such oversight. Representatives from Allegiant and the New Adviser described their efforts to increase distribution channels for the Funds.

The Board also considered the general experience, stability, business and operations of the New Adviser and considered the organizational depth of the New Adviser.

Based on their review of the materials provided and the assurances they received from representatives of Allegiant and the New Adviser, the Trustees concluded that the information presented to and considered by them regarding advisory personnel and services was not expected to adversely affect the nature and quality of services provided by the New Adviser under the Interim and New Advisory Agreements. The Board placed particular significance in this regard on the likelihood that the New Adviser would continue to provide the same type, extent and quality of services to the Funds following the closing of the Merger as Allegiant has historically provided the Funds.

Investment Performance of the Funds

In considering the investment performance of the Funds, the Board engaged in a comprehensive review of the Funds’ short- and long-term performance. In this regard, the Board considered that investment performance for some Funds was satisfactory or better and that Allegiant had implemented or undertaken to implement steps to address investment performance in other Funds. The Board also considered the performance of the investment portfolios of PNC Funds, Inc. under the management of PNC Capital. The Board was advised of proposed changes to certain portfolio management teams. The Board used comparable performance measures and market data generated by independent firms. The Board considered whether each Fund operated within its objective and restrictions, and the investment results in view of recent market turmoil.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Funds supported the approval of the Prior, Interim and New Advisory Agreements.

Costs of the Services to be Provided and Profits to be Realized by Allegiant and the New Adviser and their Affiliates from the Relationship with the Funds

Based on the Board’s review of the materials provided and the assurances they received from Allegiant and the New Adviser, the Board determined that the Merger would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to increase as a result of the Merger.

The Board also reviewed information provided to them by Allegiant that described profitability on an enterprise and an individual fund basis. The Board observed that any projection regarding the New Adviser’s profitability would depend on many assumptions as to the New Adviser’s financial condition and operations following the closing of the Merger and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the New Adviser’s future profitability in determining whether to approve the Interim and New Advisory Agreements.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Extent to which Economies of Scale may be Realized as the Funds Grow and whether Fee Levels would Reflect Economies of Scale

The Board reviewed detailed information about revenues and other benefits, such as research and soft dollars received by Allegiant and its affiliates from their relationship with the Funds. The Board received information about Allegiant’s gross and net profits on a fund-by-fund basis. The disclosed costs and benefits were reviewed in light of the services provided to the Funds. The Board then considered Allegiant’s and the New Adviser’s willingness to continue to review the advisory and other fees of all the Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered Allegiant’s and the New Adviser’s representation that each will seek to share economies of scale with the Funds’ shareholders through appropriate mechanisms in the future. Based on all of the above, the Board concluded that the information provided and fee structure for each Fund supported approving the Prior, Interim and New Advisory Agreements.

A Comparison of Fee Levels of the Funds with those of Comparable Funds

The Board discussed the Funds’ contractual and actual advisory fees. The Board considered each Fund’s advisory fees and total expenses as they compared to those of comparable funds in the case of the advisory fee comparisons and to the funds included in comparison material. With respect to the advisory fee comparisons, the Board considered each Fund versus its respective peer group. The Board also considered each Fund’s total operating expense ratio. This information assisted the Board in assessing the fee and expense levels of each Fund in comparison to the fee and expenses levels of each Fund’s peer group. The Board reviewed certain advisory fees charged by Allegiant and its affiliates to institutional accounts. The Board considered the generally broader scope of services provided for the Funds in comparison to institutional accounts, the impact of expenses associated with the extensive regulatory structure for mutual funds that is not present in institutional account management and additional trading to maintain cash flows for mutual funds.

The Board also took into consideration the fact that the New Adviser did not propose nor anticipate proposing any changes in the services or current advisory fees or other fees applicable to the Funds payable to it as a result of the Merger. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of each of the Funds should not preclude approval of the Prior, Interim and New Advisory Agreements.

Benefits Derived or to be Derived by the Adviser and Sub-Adviser from the Relationship with the Funds

The Board considered that, beyond the fees earned by Allegiant or the New Adviser and each of its affiliates for providing services to the Funds, Allegiant and the New Adviser may benefit from their relationship with the Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Funds as a positive attribute. The Board also considered the New Adviser’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the New Adviser believes that soft dollars should be used for the benefit of clients to the maximum extent possible. The Board concluded that such benefits were difficult to quantify and indicated that they would continue to evaluate the potential benefits associated with the allocation of fund brokerage to ensure that obtaining “best price and execution” remains the primary goal in the trading process. Based on this information, the Board concluded that these additional benefits should not preclude approval of the Prior, Interim and New Advisory Agreements.

Board Conclusions

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board met regularly, at least each quarter, and considered matters related to the Prior Advisory Agreement including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, unanimously concluded that (i) the proposed investment advisory fees to be paid by each Fund to Allegiant and the New Adviser were reasonable in light of the services to be provided by Allegiant and the New Adviser, and (ii) the New Advisory Agreement should be recommended to shareholders for approval.

Trustees Review and Approval of Sub-Advisory Agreements

The Trust has an exemptive order from the U.S. Securities and Exchange Commission that allows certain sub-adviser changes to be made without shareholder approval (the “Manager of Managers Order”). The assignment and termination of the Prior Advisory Agreement, as discussed above, also resulted in the assignment and termination of the Sub-Advisory Agreement between Allegiant and Polaris Capital Management, LLC (“Polaris”) on behalf of the International Equity Fund (the “Prior Polaris Sub-Advisory Agreement”). In light of the assignment and termination of the Prior Polaris Sub-Advisory Agreement, on August 25, 2009, the Board approved a new Sub-Advisory Agreement between the New Adviser and Polaris with respect to the International Equity Fund (the “New Polaris Sub-Advisory Agreement”). The New Polaris Sub-Advisory Agreement contains substantially similar terms as the Prior Polaris Sub-Advisory Agreement, including identical fees. In addition, the Board also approved the continuation of the existing Sub-Advisory Agreement between Allegiant and Polaris (the “Existing Polaris Sub-Advisory Agreement” and, together with the New Polaris Sub-Advisory Agreement, the “Polaris Sub-Advisory Agreements”). On August 25, 2009, the Board also approved a Sub-Advisory Agreement effective September 30, 2009 between the New Adviser and GE Asset Management Incorporated (“GEAM” and, together with Polaris, the “Sub-Advisers”), a wholly-owned subsidiary of General Electric Company, with respect to the International Equity Fund (the “GEAM Sub-Advisory Agreement” and, together with the Polaris Sub-Advisory Agreements, the “Sub-Advisory Agreements”).

In connection with the approval of the Sub-Advisory Agreements, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Sub-Advisers’ proposed services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Sub-Advisory Agreements. The information considered by the Trustees with regard to each Sub-Adviser included: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser, including, but not limited to, a review of the complexity of the services to be provided; (ii) the experience and qualifications of the personnel proposed to provide such services; (iii) the investment performance of the Sub-Adviser as compared with benchmark indices; (iv) an evaluation of the proposed sub-advisory fee structure versus the standard fee structures of other clients of the Sub-Adviser having comparable investment policies and limitations; (v) the Adviser’s and Polaris’ direct and indirect costs incurred in providing sub-advisory services; (vi) any incidental non-monetary benefits expected to be realized through the Sub-Adviser’s relationship with the International Equity Fund; and (vii) any ancillary services provided by the Sub-Adviser and its affiliates. The Trustees also reviewed information concerning each Sub-Adviser’s compliance procedures and controls.

The Board, including all of the Independent Trustees, also received presentations from representatives of the Sub-Advisers and discussed the written materials that had been provided by the Sub-Advisers with respect to the proposed approval of the Sub-Advisory Agreements, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and the Independent Trustees concluded that the proposed compensation payable under the Sub-Advisory Agreements was fair and equitable with respect to the International Equity Fund and approved the Sub-Advisory Agreements.

Nature, Extent and Quality of Services To Be Provided by the Sub-Advisers

The Board considered each Sub-Adviser’s proposed portfolio management services and activities related to portfolio management. The Board reviewed each Sub-Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed each Sub-Adviser’s experience and the qualifications of the personnel proposed to provide services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of each Sub-Adviser discussed the structure and operations of the asset management business of the Sub-Adviser. In the case of Polaris, the Board also considered its periodic meetings with the portfolio managers and other employees of Polaris. The Board reviewed each Sub-Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed the profitability report for the International Equity Fund with respect to Polaris, and discussed other benefits that may accrue to each Sub-Adviser and its affiliates, if any, due to the relationships with the International Equity Fund, including any non-monetary benefits accruing to the Sub-Adviser and/or its affiliates as a result of the Sub-Adviser’s position with the International Equity Fund such as soft dollar benefits. The Board also reviewed and discussed each Sub-Adviser’s compliance policies and procedures, including interaction by the Sub-Advisers with the Trust’s Chief Compliance Officer and, in the case of Polaris, prior compliance with the Prospectus and Statement of Additional Information. The Board concluded that Polaris and GEAM each have the capabilities, resources and personnel necessary to sub-advise the International Equity Fund.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Investment Performance of the Fund

In considering the prior investment performance of Polaris, the Board compared the investment performance of the International Value Component of the International Equity Fund to the performance of the MSCI EAFE Index (the “Index”). The Trustees considered the short- and long-term performance of the International Value Component of the International Equity Fund, including any periods of outperformance or underperformance versus the Index. With respect to GEAM, the Board compared GEAM’s historical performance versus that of the Index and a peer group comprised of international large cap core funds. The Board also reviewed each Sub-Adviser’s proposed investment approach for the International Equity Fund, including the Sub-Advisers’ investment philosophy, policies, techniques and strategies. The Board concluded that the performance of the International Value Component of the Portfolio and GEAM’s historical performance were generally competitive with the Index and peer group.

Costs of the Services and Profitability

The Board reviewed and discussed information concerning revenues received by Polaris under the Sub-Advisory Agreement and the expenses Polaris incurs in connection with managing the International Equity Fund. The Board reviewed profitability reports for the International Equity Fund presented by the Adviser and Polaris. The Board discussed the other benefits that may accrue to each Sub-Adviser and its affiliates due to its relationship with the International Equity Fund. The Board concluded that the profits received by Polaris were reasonable in view of the services provided or to be provided to the International Equity Fund. The Board considered the factor of profitability to GEAM as a result of the proposed sub-advisory relationship with the International Equity Fund. Because GEAM’s sub-advisory relationship with the International Equity Fund was new, it was not possible to accurately assess their expected profitability.

Fees

The Board considered the proposed sub-advisory fees under the Sub-Advisory Agreements. The Board evaluated the competitiveness of the sub-advisory fees based upon information supplied by each Sub-Adviser about the standard fees charged to other clients. The Board concluded that the sub-advisory fees are reasonable. The Board also considered that the sub-advisory fee rates were negotiated at arm’s length between the Adviser and each Sub-Adviser, that the Adviser compensates each Sub-Adviser from its own advisory fees and that the aggregate advisory fee payable by the International Equity Fund was deemed reasonable by the Board. In addition, the Board considered that neither the advisory fee nor other expenses of the International Equity Fund would increase as a result of the retention of GEAM and Polaris. The Board noted that economies of scale were not considered relevant because the Sub-Advisory fees are paid by the Adviser, not the International Equity Fund or its shareholders, and therefore the fee breakpoints that increase or decrease the fee rate as assets increase could have no impact on the International Equity Fund’s expense ratio.

Approval of the Sub-Advisory Agreements

The Board weighed and balanced the information presented and based its decision to approve the Sub-Advisory Agreements on the totality of the circumstances. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the Independent Trustees, concluded that the proposed sub-advisory fees to be paid by the Adviser were reasonable in light of the services to be provided by the Sub-Advisers, that the Sub-Advisory Agreements were fair and in the best interests of the International Equity Fund and that the Sub-Advisory Agreements should be approved.

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

Proxy Voting

A description of the policies and procedures that Allegiant Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at AllegiantFunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at AllegiantFunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser

PNC Capital Advisors, LLC

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8100 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

PNC Capital Advisors, LLC

200 Public Square, 5th Floor

Cleveland, OH 44114

Allegiant

AllegiantFunds.com

SA-002-1209

SEMI-ANNUAL REPORT

November 30, 2009

(Unaudited)

Fixed Income Funds

Tax Exempt Bond Funds

Allegiant

AllegiantFunds.com

ALLEGIANT FIXED INCOME AND TAX EXEMPT BOND FUNDS SEMI-ANNUAL REPORT	TABLE OF CONTENTS
	Chairman’s Message	1
	Report from PNC Capital Advisors, LLC	2
	Summary of Portfolio Holdings	6
	Explanation of Expense Tables	7

FIXED INCOME FUNDS Bond Fund Government Mortgage Fund		Financial Highlights	Schedules of Investments	Statements of Assets and Liabilities
High Yield Bond Fund	Bond Fund	9	20	24
Intermediate Bond Fund	Government Mortgage Fund	10	25	26
Limited Maturity Bond Fund	High Yield Bond Fund	11	27	29
Total Return Advantage Fund	Intermediate Bond Fund	12	30	34
Ultra Short Bond Fund	Limited Maturity Bond Fund	13	35	38
	Total Return Advantage Fund	14	39	44
TAX EXEMPT BOND FUNDS	Ultra Short Bond Fund	15	45	48
Intermediate Tax Exempt Bond Fund	Intermediate Tax Exempt Bond Fund	16	49	51
Michigan Intermediate Municipal Bond Fund	Michigan Intermediate Municipal Bond Fund	17	52	53
Ohio Intermediate Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	18	54	56
Pennsylvania Intermediate Municipal Bond Fund	Pennsylvania Intermediate Municipal Bond Fund	19	57	59

	Statements of Operations			60
	Statements of Changes in Net Assets			64
OTHER ALLEGIANT FUNDS	Notes to Financial Statements			68
	Meetings of Shareholders of the Funds			82
EQUITY FUNDS	Trustees Review and Approval of Advisory Agreements			84
Balanced Allocation Fund International Equity Fund Large Cap Core Equity Fund Large Cap Growth Fund Large Cap Value Fund	Proxy Voting and Quarterly Schedules of Investments			87

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Fixed Income and Tax Exempt Bond Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at AllegiantFunds.com. Please read it carefully before investing.

		NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at AllegiantFunds.com.

PNC Capital Advisors, LLC, a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to Allegiant Funds, for which it receives an investment advisory fee. Shares of Allegiant Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PNC Capital Advisors, LLC and is not a bank.

	©2010 The PNC Financial Services Group, Inc. All rights reserved.

Allegiant Fixed Income and Tax Exempt Bond Funds

CHAIRMAN’S MESSAGE

JANUARY 2010

Dear Shareholders:

We are pleased to provide you with important information about your investments in Allegiant Funds, as well as a review of financial markets and events shaping global markets. During the six months ended November 30, 2009, total assets of Allegiant Funds decreased from $8.9 to $8 billion, primarily as a result of shareholder outflows from money market funds.

Looking forward, on February 8, 2010, the combination of PNC Funds into Allegiant Funds forming a single mutual fund family, to then be named PNC Funds, is expected to be complete. In connection with this combination, three Trustees will be retiring from the Board. We extend our heartfelt thanks to John Durkott, Gerald Gherlein and Kathleen Obert for their combined 35 years of valuable contributions to our funds.

Thank you for investing with Allegiant Funds and best wishes for a happy and healthy new year.

Sincerely,

Robert D. Neary

Chairman

1

Allegiant Fixed Income and Tax Exempt Bond Funds

REPORT FROM PNC CAPITAL ADVISORS, LLC

“Increasingly through last spring ‘green shoots’ were visible, pointing toward an eventual turnaround in the economy.”

The Economy in Review

In the six months since the end of May 2009, the U.S economy has shown increasing signs of stabilization and expansion that will mark the end of the “Great Recession of 2008/mid-2009”. This has been a period of transition for the U.S. economy that, as of last spring, and through mid-summer, was still in the grip of a devastating recession. Just as the recession had global reach, so too has the nascent recovery. Asian economies have quickly rebounded, led by a rapid return to double-digit GDP growth in China. Europe is also emerging from the recession, in what now looks like a lagging process compared to the U.S. With most major economies now joining in the recovery positive feedback loops are beginning to engage worldwide and 2010 will emerge as a year of positive transition for most major economies.

Increasingly through last spring “green shoots” were visible, pointing toward an eventual turnaround in the economy. However, there remained significant uncertainties and economic risk was heavily weighted toward the downside. Key among those risks was the viability of the domestic auto industry with General Motors and Chrysler sliding rapidly toward bankruptcy. Chrysler filed for bankruptcy protection on April 30 and GM filed on June 1. Both auto makers extended their usual summer shut-downs during their accelerated reorganizations. They both emerged from bankruptcy protection with substantially reduced workforces, some permanently closed factories, pared dealerships, trimmed product lines and sizable obligations to the U.S. and Canadian governments resulting from massive bailouts.

Further support was given to the auto industry by the hugely successful Cash-for-Clunkers sales incentives, which helped to boost U.S. auto sales up to a 14.1 million unit annualized rate in August. Auto sales retreated in September with the end of the incentives, but have since improved through October and November. With sales improving and inventories very low, automakers have been ramping up production since their summer shut-downs. Positive spill-over effects to other industries have followed, including increased production of steel and plastics and rubber products.

Net job losses have been progressively “less bad” since the end of May. Initial claims for unemployment insurance have now declined to below 500,000 since peaking at 674,000 last March. The monthly change in payroll jobs has improved from the disastrous 741,000 jobs lost last January to just 11,000 net jobs lost in November. We could easily see positive net job creation consistently through the first quarter of 2010. Other labor market indicators are improving as well. The unemployment rate declined to 10.0 percent in November from the high of 10.2 percent in October. The average workweek is starting to lengthen, and temporary hiring is increasing.

The loss of 7.2 million payroll jobs since December 2007 has been devastating to the economy and to the households involved. But it allowed companies to survive and position themselves for renewed growth. With labor forces now trimmed, wage growth weak, and production coming back on line, overall unit labor costs have fallen for three consecutive quarters through 2009Q3. This allows businesses to heal through two channels. First, lower unit labor costs allow for more competitive pricing. Lower costs in combination with the falling value of the dollar through most of 2009, allow for very favorable pricing for U.S. exports at the time when global demand is starting to revitalize. Also, lower costs are supportive of corporate profits. Strongly advancing profits through 2009Q3 will lead to renewed business investment later in 2010 and then to stronger job creation.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

2

Consumer spending through November remained somewhat impaired by still-weak consumer confidence, stagnant real income, a higher savings rate, ongoing household deleveraging and tighter credit conditions. However, the holiday shopping season for 2009 is looking, if not more cheery, then at least less gloomy, than it did for 2008. As economic conditions improve through 2010 so too will consumer spending.

The housing market is also showing signs of repair. House prices through 2009Q2 and Q3 have stabilized and even show modest gains according to the Case/Shiller House Price Index. Home sales have bottomed out and begun to increase, especially in the existing home market where the high foreclosure rate and bloated supply led to the mother of all buyers’ markets. Weak pricing and lower mortgage rates have combined to boost housing affordability to record territory in many regions. Added to the very high affordability, the first-time home buyers’ tax credit pushed wavering buyers to seal their deals before the end of November. Now that the home buyers’ tax credit has been extended to April 30, 2010 and broadened in scope to include many previous homeowners, home sales are expected to hold on to recent gains. Home builders remain somewhat cautious however, and the best that can be said for house construction since last May is that it has stabilized. We have yet to see a rebound in construction but the most recent housing permit numbers are supportive of moderate gains.

Commercial real estate (“CRE”) remains in distress. Very weak demand fundamentals plague the retail, office and lodging sectors. The commercial mortgage-backed securities (“CMBS”) market collapsed in late 2008 and has still not been repaired. We have recently seen some new issuance of CMBS and this may prove to be a green shoot for the lagging CRE sector but conditions will remain challenging for months to come. The lack of a healthy CMBS market is putting pressure on the wave of CRE refinancing that is swelling through the end of 2009 and will continue through 2010. In the U.S. this will keep the failure rate of smaller and regional banks, which are heavily exposed to CRE, elevated. Internationally, we are seeing another round of shoes dropping from the global financial crisis. The emergency debt restructuring at Dubai World is a reminder that the lagging effects of the “Great Recession” will remain with us through 2010.

Fixed Income Markets

The bottom dropped out of short-term interest rates at the end of December 2008 with the Federal Reserve’s historic easing to a near-zero Fed Funds rate. The Fed’s very aggressive actions over the winter months, as it engaged more credit easing facilities and rapidly expanded its balance sheet, immediately kindled speculation about a long-term inflation threat. By the end of May 2009 yields at the long end of yield curve had risen by more than 150 basis points since their December lows with 10-Year Treasury bonds yielding 3.70 percent. Yields at the short end of the curve remained firmly anchored by the Federal Reserve. The very steep yield curve has remained in place for the six months since the end of May permitting commercial banks to shore up their profitability and balance sheets. Long-term rates tended to slip modestly through November as the dollar firmed, curbing fears of an ongoing slide in exchange rates that would have inflationary consequences.

“....the FOMC is sending a clear message that it will exit from these extraordinary financial life supports as the financial markets function more normally on their own.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

3

Allegiant Fixed Income and Tax Exempt Bond Funds

REPORT FROM PNC CAPITAL ADVISORS, LLC

“The bulls dominated equity markets from mid-July through November, although the climb in equities was punctuated by periodic profit taking.”

Corporate bond spreads have continued to narrow significantly since the end of May, after blowing up with the collapse of Lehman Brothers in September 2008. Spreads have returned to pre-2008 conditions and an increasing appetite for risk is greeting new issuance. Agency debt remains supported for a limited time by the Federal Reserve but Fed purchases are on track to wind down by the end of the 2010Q1.

In its most recent policy announcement from December 16, the Federal Open Market Committee (“FOMC”) made only minor adjustments to their previous policy statement of November 4 and, as expected, kept the Fed funds rate at its historic low target range of 0.0 to 0.25 percent. In its analysis of recent economic conditions, the FOMC repeated that economic activity has continued to pick up, adding the new observation that deterioration in the labor market “is abating.” The FOMC maintained word-for-word, its view that “inflation will remain subdued for some time”. The FOMC also repeated its now familiar language that conditions “warrant exceptionally low levels of the federal funds rate for an extended period” (our emphasis). The FOMC added a new final paragraph to its policy statement reinforcing their previous announcement that most of the Federal Reserve’s special liquidity facilities will expire on February 1, 2010. By making this timetable explicit in their statement, the FOMC is sending a clear message that it will exit from these extraordinary financial life supports as the financial markets function more normally on their own.

Equity Markets

At the end of last May equity markets were leveling out after bouncing off their March lows. From March 9 through May 29, 2009 the S&P 500® Index had increased by some 36 percent. Talk of “green shoots” was pervasive in financial reporting and it had appeared that the rapid deceleration in the U.S economy through 2008Q4 and 2009Q1 was coming to an end. However, an end to the economic freefall did not necessarily mean a return to growth and so investors took profits in June and waited to see if the fundamentals were lining up to support an ongoing rebound.

The rapid progress of GM and Chrysler through bankruptcy court paved the way for ongoing investor optimism by the second half of July as auto production increased and monthly job losses continued to show relative improvement. The bulls dominated equity markets from mid-July through November, although the climb in equities was punctuated by periodic profit taking. From March 9 through November 30 the S&P 500® Index increased by nearly 77 percent. The rebound was impressive if you mark changes only from March 9, but most investors are still recouping losses from the swan dive in equity markets that began at the end of 2007.

The substantial loss of household capital, due both to the near-collapse of financial markets and the correlated significant erosion in house prices remains a drag to the economy and to financial markets. However, the reversal of both of those trends bodes well for ongoing repair and recovery through 2010.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

4

The Outlook

Economic indicators heading into the fourth quarter of 2009 confirm our view that the “Great Recession” is over. Increasingly, we are seeing signs of a self-sustaining economic recovery through 2010. 2009 began with the economy firmly in the grip of a debilitating negative feedback cycle, with distress in the financial markets leading to a severe contraction. Since the first of the year a massive and coordinated global fiscal and monetary stimulus effort has gained increasing traction. The mechanisms of positive feedback cycles are engaging within the U.S. and globally. We now see high correlations between indicators in the early stages of recovery.

Third quarter 2009 real GDP growth of 2.2 percent broke the grip of the recession. For the fourth quarter we expect to see real GDP growth accelerate to a range of 3.5 to 4.0 percent. One of the key components of that acceleration is the end of the massive inventory drawdown that lasted the six quarters from 2008Q2 to 2009Q3. In addition to the inventory swing, fiscal stimulus is engaging at the state and local government level. As of the end of November about 25 percent of fiscal stimulus funds for state and local governments have been paid out. Consumer spending for the fourth quarter will likely not significantly increase beyond the third quarter due to the distortion caused by the Cash-for-Clunkers program. However, the sleeping giant of the U.S. economy, consumer spending, is waking up. Business investment on equipment and software is accelerating and the drag from house construction is over.

Federal Reserve strategy has shifted from life support to gauging when to unwind the massive intervention. As we progress through 2010, the Fed’s focus will increasingly be on an eventual Fed funds rate hike. Prior to the first rate hike, the FOMC will delete the “extended period” language as a signal that a funds rate hike is coming within six months. We expect to see this important change in language at the April or June 2010 FOMC meetings, signaling the first of a series of Fed funds rate hikes around September 2010.

For the year 2010 we expect to see ongoing gains to U.S. real GDP of about 2.75 to 3.25 percent. We will start the year with a very high unemployment rate, in the neighborhood of 10 percent and only gradually improve through the course of the year. Relative performance of different asset classes became more highly correlated as we slid into the recession, and remained elevated in the early recovery phase through the second half of 2009. As we move through 2010, we expect to see increasing differentiation in performance metrics within an overall improving trend as the recovery matures. Downside risks will remain significant, but a return of investor, business and consumer confidence on a global scale will keep the recovery on track.

“We will start the year with a very high unemployment rate, in the neighborhood of 10 percent and only gradually improve through the course of the year.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

5

Allegiant Fixed Income and Tax Exempt Bond Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Fixed Income and Tax Exempt Bond Funds as of November 30, 2009.

Bond Fund		Limited Maturity Bond Fund
Federal National Mortgage Association	29.3%	Corporate Bonds		24.4%
Corporate Bonds	26.9	U.S. Treasury Notes		26.3
Asset Backed Securities	10.5	Federal National Mortgage Association		15.0
U.S. Treasury Notes	7.7	Asset Backed Securities		14.3
Collateralized Mortgage Obligations	7.6	Collateralized Mortgage Obligations		14.0
U.S. Treasury Bonds	6.9	Federal Home Loan Mortgage Corporation		5.4
Commercial Mortgage-Backed Securities	5.2	Affiliated Money Market Fund		0.6
U.S. Treasury Inflationary Index Bond	3.4			100.0%
Federal Home Loan Mortgage Corporation	1.3
Government National Mortgage Association	0.8	Total Return Advantage Fund
Affiliated Money Market Fund	0.4	Corporate Bonds		42.9%
	100.0%	Federal National Mortgage Association		20.5
		U.S. Treasury Notes		10.2
Government Mortgage Fund		Collateralized Mortgage Obligations		7.8
Federal National Mortgage Association	74.8%	Asset Backed Securities		5.8
Federal Home Loan Mortgage Corporation	7.5	Commercial Mortgage-Backed Securities		4.1
Government National Mortgage Association	7.3	U.S. Treasury Bonds		3.4
Collateralized Mortgage Obligations	7.1	U.S. Treasury Inflationary Index Bond		3.2
Affiliated Money Market Fund	3.3	Federal Home Loan Mortgage Corporation		1.0
	100.0%	Affiliated Money Market Fund		0.5
		Loan Agreement		0.5
High Yield Bond Fund		Preferred Stocks		0.1
Corporate Bonds	96.6%			100.0%
Affiliated Money Market Fund	3.3
Preferred Stocks	0.1
	100.0%
		Ultra Short Bond Fund
Intermediate Bond Fund		Collateralized Mortgage Obligations		20.7%
Corporate Bonds	37.6%	U.S. Treasury Notes		18.8
U.S. Treasury Notes	33.2	Asset Backed Securities		14.5
Federal National Mortgage Association	13.6	Corporate Bonds		13.7
Asset Backed Securities	7.8	Federal National Mortgage Association		11.8
Collateralized Mortgage Obligations	3.0	Federal Home Loan Mortgage Corporation		7.8
U.S. Treasury Inflationary Index Bond	3.0	Federal Home Loan Bank		6.4
Affiliated Money Market Fund	1.4	Affiliated Money Market Fund		5.0
Commercial Mortgage-Backed Security	0.4	Federal Farm Credit Bank		1.3
	100.0%			100.0%

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Education Revenue Bonds	26.9%	3.2%	7.3%	20.1%
General Obligation Bonds	22.5	70.4	53.6	40.5
Other Revenue Bonds	15.0	6.7	4.8	12.3
Water/Sewer Revenue Bonds	8.2	3.4	7.5	2.2
Utilities Revenue Bond	6.6	—	5.0	4.5
Affiliated Money Market Fund	6.5	—	4.5	5.8
Money Market Fund	—	5.8	—	—
Transportation Revenue Bonds	4.9	—	5.4	6.6
Industrial Development Revenue Bonds	—	—	5.8	—
Hospital/Nursing Homes Revenue Bonds	5.5	7.4	—	4.3
Public Purpose Revenue Bonds	2.1	—	2.4	—
Public Facilities Revenue Bonds	—	—	2.8	—
Pollution Control Revenue Bonds	1.8	—	—	—
Prerefunded & Escrowed To Maturity Bonds	—	3.1	0.9	2.7
Anticipation Notes	—	—	—	1.0
	100.0%	100.0%	100.0%	100.0%

6

Allegiant Fixed Income Funds and Tax Exempt Bond Funds

EXPENSE TABLES

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2009 to November 30, 2009).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

Bond Fund
Actual
Class I.	$1,000.00	$1,072.51	0.58%	$3.01
Class A	1,000.00	1,070.79	0.88	4.57
Class C	1,000.00	1,067.09	1.60	8.29
Hypothetical**
Class I.	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.66	0.88	4.46
Class C	1,000.00	1,017.05	1.60	8.09

Government Mortgage Fund
Actual
Class I.	$1,000.00	$1,043.66	0.61%	$3.13
Class A	1,000.00	1,042.09	0.91	4.66
Class C	1,000.00	1,038.33	1.62	8.28
Hypothetical**
Class I.	1,000.00	1,022.01	0.61	3.09
Class A	1,000.00	1,020.51	0.91	4.61
Class C	1,000.00	1,016.95	1.62	8.19

High Yield Bond Fund
Actual
Class I.	$1,000.00	$1,189.88	0.74%	$4.06
Class A	1,000.00	1,188.16	1.01	5.54
Hypothetical**
Class I.	1,000.00	1,021.36	0.74	3.75
Class A	1,000.00	1,020.00	1.01	5.11

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

Intermediate Bond Fund
Actual
Class I.	$1,000.00	$1,059.20	0.52%	$2.68
Class A	1,000.00	1,057.54	0.82	4.23
Class C	1,000.00	1,053.61	1.54	7.93
Hypothetical**
Class I.	1,000.00	1,022.46	0.52	2.64
Class A	1,000.00	1,020.96	0.82	4.15
Class C	1,000.00	1,017.35	1.54	7.79

Limited Maturity Bond Fund
Actual
Class I.	$1,000.00	$1,027.67	0.50%	$2.54
Class A	1,000.00	1,026.10	0.80	4.06
Class C	1,000.00	1,022.35	1.51	7.66
Hypothetical**
Class I.	1,000.00	1,022.56	0.50	2.54
Class A	1,000.00	1,021.06	0.80	4.05
Class C	1,000.00	1,017.50	1.51	7.64

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,093.32	0.58%	$3.04
Class A	1,000.00	1,092.69	0.89	4.67
Class C	1,000.00	1,088.78	1.61	8.43
Hypothetical**
Class I.	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.61	0.89	4.51
Class C	1,000.00	1,017.00	1.61	8.14

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
**	Assumes annual return of 5% before expenses.

7

Allegiant Fixed Income Funds and Tax Exempt Bond Funds

EXPENSE TABLES

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

Ultra Short Bond Fund
Actual
Class I.	$1,000.00	$1,013.13	0.35%	$1.77
Class A	1,000.00	1,011.64	0.64	3.23
Hypothetical**
Class I.	1,000.00	1,023.31	0.35	1.78
Class A	1,000.00	1,021.86	0.64	3.24

Intermediate Tax Exempt Bond Fund
Actual
Class I.	$1,000.00	$1,029.42	0.58%	$2.95
Class A	1,000.00	1,028.88	0.88	4.48
Class C	1,000.00	1,024.26	1.60	8.12
Hypothetical**
Class I.	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.66	0.88	4.46
Class C	1,000.00	1,017.05	1.60	8.09

Michigan Intermediate Municipal Bond Fund
Actual
Class I.	$1,000.00	$1,030.82	0.61%	$3.11
Class A	1,000.00	1,029.36	0.89	4.53
Class C	1,000.00	1,025.61	1.62	8.23
Hypothetical**
Class I.	1,000.00	1,022.01	0.61	3.09
Class A	1,000.00	1,020.61	0.89	4.51
Class C	1,000.00	1,016.95	1.62	8.19

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I.	$1,000.00	$1,028.26	0.53%	$2.69
Class A	1,000.00	1,025.85	0.83	4.22
Class C	1,000.00	1,022.19	1.55	7.86
Hypothetical**
Class I.	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,020.91	0.83	4.20
Class C	1,000.00	1,017.30	1.55	7.84

Pennsylvania Intermediate Municipal Bond Fund
Actual
Class I.	$1,000.00	$1,029.38	0.58%	$2.95
Class A	1,000.00	1,027.88	0.86	4.37
Class C	1,000.00	1,025.10	1.59	8.07
Hypothetical**
Class I.	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.76	0.86	4.36
Class C	1,000.00	1,017.10	1.59	8.04

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
**	Assumes annual return of 5% before expenses.

8

Allegiant Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Bond Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.80	$10.03	$9.89		$9.71	$10.22	$9.98	$9.82	$10.05	$9.92		$9.73	$10.25	$10.00

Net Investment Income(1)	0.21	0.47	0.48		0.46	0.43	0.41	0.20	0.45	0.46		0.44	0.40	0.38
Realized and Unrealized Gain (Loss) on Investments	0.49	(0.22)	0.14		0.16	(0.50)	0.25	0.49	(0.22)	0.13		0.17	(0.51)	0.26

Total from Investment Operations	0.70	0.25	0.62		0.62	(0.07)	0.66	0.69	0.23	0.59		0.61	(0.11)	0.64

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.21)	(0.48)	(0.48)		(0.44)	(0.44)	(0.42)	(0.20)	(0.46)	(0.46)		(0.42)	(0.41)	(0.39)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	(0.21)	(0.48)	(0.48)		(0.44)	(0.44)	(0.42)	(0.20)	(0.46)	(0.46)		(0.42)	(0.41)	(0.39)

Net Asset Value, End of Period	$10.29	$9.80	$10.03		$9.89	$9.71	$10.22	$10.31	$9.82	$10.05		$9.92	$9.73	$10.25

Total Return†	7.25%	2.69%	6.37%		6.47%	(0.74)%	6.69%	7.08%	2.44%	6.00%		6.31%	(1.07)%	6.52%

Ratios/Supplemental Data
Net Assets End of Period (000)	$243,387	$258,327	$302,464		$357,483	$359,501	$374,907	$5,571	$5,526	$6,110		$6,424	$7,519	$10,908
Ratio of Expenses to Average Net Assets	0.58%	0.61%	0.59%		0.59%	0.67%	0.76%	0.88%	0.86%	0.84%		0.84%	0.92%	1.01%
Ratio of Net Investment Income to Average Net Assets	4.27%	4.91%	4.78%		4.64%	4.29%	3.99%	3.96%	4.66%	4.53%		4.39%	4.04%	3.74%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.58%	0.65%	0.69%		0.69%	0.74%	0.76%	0.88%	0.90%	0.94%		0.94%	0.99%	1.01%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	4.27%	4.87%	4.68%		4.54%	4.22%	3.99%	3.96%	4.62%	4.43%		4.29%	3.97%	3.74%
Portfolio Turnover Rate(3)	27%	105%	168%		298%	447%	515%	27%	105%	168%		298%	447%	515%

	Bond Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.80	$10.03	$9.89		$9.71	$10.22	$9.98

Net Investment Income(1)	0.16	0.37	0.38		0.36	0.33	0.31
Realized and Unrealized Gain (Loss) on Investments	0.49	(0.21)	0.14		0.16	(0.50)	0.25

Total from Investment Operations	0.65	0.16	0.52		0.52	(0.17)	0.56

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.16)	(0.39)	(0.38)		(0.34)	(0.34)	(0.32)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—

Total Distributions	(0.16)	(0.39)	(0.38)		(0.34)	(0.34)	(0.32)

Net Asset Value, End of Period	$10.29	$9.80	$10.03		$9.89	$9.71	$10.22

Total Return†	6.71%	1.70%	5.34%		5.43%	(1.68)%	5.68%

Ratios/Supplemental Data
Net Assets End of Period (000)	$409	$370	$200		$178	$184	$279
Ratio of Expenses to Average Net Assets	1.60%	1.58%	1.58%		1.57%	1.62%	1.71%
Ratio of Net Investment Income to Average Net Assets	3.23%	3.86%	3.79%		3.66%	3.34%	3.04%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.60%	1.61%	1.68%		1.67%	1.69%	1.71%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.23%	3.83%	3.69%		3.56%	3.27%	3.04%
Portfolio Turnover Rate(3)	27%	105%	168%		298%	447%	515%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)

Due to its investment strategy, the Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

9

Allegiant Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Government Mortgage Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.51	$9.18	$9.01		$8.90	$9.34	$9.23	$9.51	$9.18	$9.01		$8.90	$9.33	$9.23

Net Investment Income(1)	0.22	0.44	0.45		0.45	0.43	0.41	0.21	0.41	0.42		0.43	0.41	0.39
Realized and Unrealized Gain (Loss) on Investments	0.19	0.35	0.17		0.11	(0.42)	0.15	0.19	0.35	0.18		0.11	(0.42)	0.14

Total from Investment Operations	0.41	0.79	0.62		0.56	0.01	0.56	0.40	0.76	0.60		0.54	(0.01)	0.53

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.22)	(0.46)	(0.45)		(0.45)	(0.45)	(0.45)	(0.21)	(0.43)	(0.43)		(0.43)	(0.42)	(0.43)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	(0.22)	(0.46)	(0.45)		(0.45)	(0.45)	(0.45)	(0.21)	(0.43)	(0.43)		(0.43)	(0.42)	(0.43)

Net Asset Value, End of Period	$9.70	$9.51	$9.18		$9.01	$8.90	$9.34	$9.70	$9.51	$9.18		$9.01	$8.90	$9.33

Total Return†	4.37%	8.80%	7.04%		6.42%	0.08%	6.18%	4.21%	8.54%	6.77%		6.15%	(0.07)%	5.81%

Ratios/Supplemental Data
Net Assets End of Period (000)	$146,669	$156,430	$177,897		$243,999	$245,162	$239,724	$16,946	$16,590	$11,961		$11,963	$16,160	$21,300
Ratio of Expenses to Average Net Assets	0.61%	0.63%	0.59%		0.59%	0.64%	0.67%	0.91%	0.88%	0.84%		0.84%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	4.61%	4.68%	4.93%		4.94%	4.70%	4.44%	4.29%	4.35%	4.68%		4.69%	4.45%	4.19%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.61%	0.68%	0.74%		0.74%	0.79%	0.82%	0.91%	0.92%	0.99%		0.99%	1.04%	1.07%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	4.61%	4.63%	4.78%		4.79%	4.55%	4.29%	4.29%	4.31%	4.53%		4.54%	4.30%	4.04%
Portfolio Turnover Rate(3)	4%	83%	173%		409%	593%	753%	4%	83%	173%		409%	593%	753%

	Government Mortgage Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.50	$9.17	$9.00		$8.89	$9.32	$9.22

Net Investment Income(1)	0.16	0.32	0.36		0.36	0.34	0.32
Realized and Unrealized Gain (Loss) on Investments	0.20	0.38	0.17		0.11	(0.41)	0.14

Total from Investment Operations	0.36	0.70	0.53		0.47	(0.07)	0.46

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.17)	(0.37)	(0.36)		(0.36)	(0.36)	(0.36)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—

Total Distributions	(0.17)	(0.37)	(0.36)		(0.36)	(0.36)	(0.36)

Net Asset Value, End of Period	$9.69	$9.50	$9.17		$9.00	$8.89	$9.32

Total Return†	3.83%	7.75%	5.99%		5.38%	(0.76)%	5.07%

Ratios/Supplemental Data
Net Assets End of Period (000)	$5,288	$2,589	$949		$1,423	$2,055	$2,095
Ratio of Expenses to Average Net Assets	1.62%	1.59%	1.58%		1.57%	1.59%	1.62%
Ratio of Net Investment Income to Average Net Assets	3.30%	3.42%	3.94%		3.96%	3.75%	3.49%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.62%	1.63%	1.73%		1.72%	1.74%	1.77%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.30%	3.38%	3.79%		3.81%	3.60%	3.34%
Portfolio Turnover Rate(3)	4%	83%	173%		409%	593%	753%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)

Due to its investment strategy, the Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

10

	High Yield Bond Fund
	Class I			Class A
	2009*	2009	2008(1)	2009*	2009	2008(1)
Net Asset Value, Beginning of Period	$7.96	$9.93	$10.00	$7.97	$9.94	$10.00

Net Investment Income(2)	0.39	0.80	0.06	0.38	0.79	0.07
Realized and Unrealized Gain (Loss) on Investments	1.10	(1.97)	(0.07)	1.10	(1.98)	(0.08)

Total from Investment Operations	1.49	(1.17)	(0.01)	1.48	(1.19)	(0.01)

Dividends from Net Investment Income	(0.39)	(0.80)	(0.06)	(0.38)	(0.78)	(0.05)
Distributions from Net Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(0.39)	(0.80)	(0.06)	(0.38)	(0.78)	(0.05)

Net Asset Value, End of Period	$9.06	$7.96	$9.93	$9.07	$7.97	$9.94

Total Return†	18.99%	(11.05)%	(0.10)%	18.82%	(11.25)%	(0.05)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$12,345	$10,273	$6,339	$234	$180	$203
Ratio of Expenses to Average Net Assets	0.74%	0.75%	0.75%	1.01%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	8.91%	10.29%	7.12%	8.68%	9.99%	6.87%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.98%	1.33%	7.24%	1.25%	1.59%	7.49%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	8.67%	9.71%	0.63%	8.44%	9.40%	0.38%
Portfolio Turnover Rate	36%	100%	11%	36%	100%	11%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)	High Yield Bond Fund Class I and Class A commenced operations on April 29, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

11

Allegiant Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Intermediate Bond Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.85	$10.75	$10.47		$10.34	$10.78	$10.69	$10.87	$10.76	$10.49		$10.36	$10.80	$10.70

Net Investment Income(1)	0.18	0.45	0.48		0.46	0.42	0.37	0.16	0.43	0.45		0.43	0.40	0.34
Realized and Unrealized Gain (Loss) on Investments	0.46	0.10	0.28		0.11	(0.44)	0.09	0.46	0.11	0.28		0.11	(0.44)	0.11

Total from Investment Operations	0.64	0.55	0.76		0.57	(0.02)	0.46	0.62	0.54	0.73		0.54	(0.04)	0.45

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.18)	(0.45)	(0.48)		(0.44)	(0.42)	(0.37)	(0.16)	(0.43)	(0.46)		(0.41)	(0.40)	(0.35)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	(0.18)	(0.45)	(0.48)		(0.44)	(0.42)	(0.37)	(0.16)	(0.43)	(0.46)		(0.41)	(0.40)	(0.35)

Net Asset Value, End of Period	$11.31	$10.85	$10.75		$10.47	$10.34	$10.78	$11.33	$10.87	$10.76		$10.49	$10.36	$10.80

Total Return†	5.92%	5.35%	7.39%		5.55%	(0.18)%	4.38%	5.75%	5.19%	7.02%		5.28%	(0.42)%	4.21%

Ratios/Supplemental Data
Net Assets End of Period (000)	$370,040	$355,284	$356,799		$341,591	$404,812	$461,620	$10,328	$10,018	$8,022		$8,768	$10,642	$14,108
Ratio of Expenses to Average Net Assets	0.52%	0.56%	0.54%		0.56%	0.59%	0.60%	0.82%	0.81%	0.79%		0.81%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	3.21%	4.29%	4.51%		4.37%	3.99%	3.43%	2.91%	4.02%	4.26%		4.12%	3.74%	3.18%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.52%	0.61%	0.69%		0.71%	0.74%	0.75%	0.82%	0.86%	0.94%		0.96%	0.99%	1.00%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.21%	4.24%	4.36%		4.22%	3.84%	3.28%	2.91%	3.97%	4.11%		3.97%	3.59%	3.03%
Portfolio Turnover Rate(3)	29%	110%	126%		174%	285%	280%	29%	110%	126%		174%	285%	280%

	Intermediate Bond Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.90	$10.79	$10.51		$10.39	$10.82	$10.73

Net Investment Income(1)	0.12	0.34	0.37		0.36	0.32	0.27
Realized and Unrealized Gain (Loss) on Investments	0.46	0.12	0.29		0.09	(0.43)	0.09

Total from Investment Operations	0.58	0.46	0.66		0.45	(0.11)	0.36

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.12)	(0.35)	(0.38)		(0.33)	(0.32)	(0.27)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—

Total Distributions	(0.12)	(0.35)	(0.38)		(0.33)	(0.32)	(0.27)

Net Asset Value, End of Period	$11.36	$10.90	$10.79		$10.51	$10.39	$10.82

Total Return†	5.36%	4.42%	6.33%		4.42%	(1.01)%	3.39%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,466	$970	$566		$390	$441	$442
Ratio of Expenses to Average Net Assets	1.54%	1.53%	1.52%		1.54%	1.54%	1.55%
Ratio of Net Investment Income to Average Net Assets	2.14%	3.24%	3.53%		3.39%	3.04%	2.48%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.54%	1.58%	1.67%		1.69%	1.69%	1.70%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.14%	3.19%	3.38%		3.24%	2.89%	2.33%
Portfolio Turnover Rate(3)	29%	110%	126%		174%	285%	280%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)

Due to its investment strategy, the Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

12

	Limited Maturity Bond Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.11	$9.96	$9.79		$9.70	$9.85	$9.95	$10.14	$9.99	$9.82		$9.73	$9.88	$9.98

Net Investment Income(1)	0.14	0.38	0.42		0.40	0.32	0.25	0.12	0.34	0.40		0.38	0.29	0.22
Realized and Unrealized Gain (Loss) on Investments	0.14	0.14	0.17		0.09	(0.13)	(0.07)	0.14	0.16	0.16		0.09	(0.12)	(0.06)

Total from Investment Operations	0.28	0.52	0.59		0.49	0.19	0.18	0.26	0.50	0.56		0.47	0.17	0.16

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.14)	(0.37)	(0.42)		(0.40)	(0.34)	(0.28)	(0.12)	(0.35)	(0.39)		(0.38)	(0.32)	(0.26)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	(0.14)	(0.37)	(0.42)		(0.40)	(0.34)	(0.28)	(0.12)	(0.35)	(0.39)		(0.38)	(0.32)	(0.26)

Net Asset Value, End of Period	$10.25	$10.11	$9.96		$9.79	$9.70	$9.85	$10.28	$10.14	$9.99		$9.82	$9.73	$9.88

Total Return†	2.77%	5.38%	6.07%		5.17%	1.96%	1.85%	2.61%	5.11%	5.81%		4.90%	1.71%	1.60%

Ratios/Supplemental Data
Net Assets End of Period (000)	$142,694	$140,015	$139,876		$155,648	$171,192	$212,573	$9,431	$6,842	$2,865		$3,617	$4,764	$6,798
Ratio of Expenses to Average Net Assets	0.50%	0.53%	0.51%		0.51%	0.56%	0.55%	0.80%	0.79%	0.76%		0.76%	0.81%	0.80%
Ratio of Net Investment Income to Average Net Assets	2.70%	3.78%	4.27%		4.11%	3.25%	2.47%	2.40%	3.45%	4.02%		3.86%	3.00%	2.22%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.50%	0.57%	0.61%		0.61%	0.66%	0.65%	0.80%	0.81%	0.86%		0.86%	0.91%	0.90%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.70%	3.74%	4.17%		4.01%	3.15%	2.37%	2.40%	3.43%	3.92%		3.76%	2.90%	2.12%
Portfolio Turnover Rate(3)	36%	86%	95%		143%	115%	132%	36%	86%	95%		143%	115%	132%

	Limited Maturity Bond Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.14	$9.98	$9.82		$9.73	$9.88	$9.98

Net Investment Income(1)	0.08	0.26	0.32		0.31	0.23	0.15
Realized and Unrealized Gain (Loss) on Investments	0.15	0.18	0.16		0.09	(0.13)	(0.06)

Total from Investment Operations	0.23	0.44	0.48		0.40	0.10	0.09

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.09)	(0.28)	(0.32)		(0.31)	(0.25)	(0.19)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—

Total Distributions	(0.09)	(0.28)	(0.32)		(0.31)	(0.25)	(0.19)

Net Asset Value, End of Period	$10.28	$10.14	$9.98		$9.82	$9.73	$9.88

Total Return†	2.24%	4.45%	4.93%		4.14%	1.00%	0.89%

Ratios/Supplemental Data
Net Assets End of Period (000)	$3,787	$1,630	$411		$422	$517	$870
Ratio of Expenses to Average Net Assets	1.51%	1.50%	1.49%		1.49%	1.51%	1.50%
Ratio of Net Investment Income to Average Net Assets	1.65%	2.64%	3.29%		3.13%	2.30%	1.52%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.51%	1.52%	1.59%		1.59%	1.61%	1.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.65%	2.62%	3.19%		3.03%	2.20%	1.42%
Portfolio Turnover Rate(3)	36%	86%	95%		143%	115%	132%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)

Due to its investment strategy, the Limited Maturity Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

13

Allegiant Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Total Return Advantage Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.64	$10.09	$10.00		$9.86	$10.45	$10.22	$9.64	$10.10	$10.00		$9.87	$10.46	$10.22

Net Investment Income(1)	0.21	0.51	0.49		0.47	0.43	0.39	0.20	0.49	0.47		0.44	0.40	0.36
Realized and Unrealized Gain (Loss) on Investments	0.68	(0.33)	0.10		0.13	(0.52)	0.33	0.69	(0.35)	0.10		0.13	(0.52)	0.34

Total from Investment Operations	0.89	0.18	0.59		0.60	(0.09)	0.72	0.89	0.14	0.57		0.57	(0.12)	0.70

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.21)	(0.52)	(0.50)		(0.46)	(0.43)	(0.39)	(0.20)	(0.49)	(0.47)		(0.44)	(0.40)	(0.36)
Distributions from Net Realized Capital Gains	—	(0.11)	—		—	(0.07)	(0.10)	—	(0.11)	—		—	(0.07)	(0.10)

Total Distributions	(0.21)	(0.63)	(0.50)		(0.46)	(0.50)	(0.49)	(0.20)	(0.60)	(0.47)		(0.44)	(0.47)	(0.46)

Net Asset Value, End of Period	$10.32	$9.64	$10.09		$10.00	$9.86	$10.45	$10.33	$9.64	$10.10		$10.00	$9.87	$10.46

Total Return†	9.33%	2.16%	5.97%		6.18%	(0.97)%	7.14%	9.27%	1.80%	5.81%		5.80%	(1.22)%	6.97%

Ratios/Supplemental Data
Net Assets End of Period (000)	$141,398	$151,042	$395,543		$399,105	$326,122	$319,802	$9,687	$10,179	$11,262		$9,742	$6,129	$4,384
Ratio of Expenses to Average Net Assets	0.58%	0.62%	0.58%		0.58%	0.62%	0.63%	0.89%	0.88%	0.83%		0.83%	0.87%	0.88%
Ratio of Net Investment Income to Average Net Assets	4.26%	5.39%	4.88%		4.67%	4.20%	3.74%	3.97%	5.24%	4.63%		4.42%	3.95%	3.49%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.58%	0.69%	0.73%		0.73%	0.77%	0.78%	0.89%	0.94%	0.98%		0.98%	1.02%	1.03%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	4.26%	5.32%	4.73%		4.52%	4.05%	3.59%	3.97%	5.18%	4.48%		4.27%	3.80%	3.34%
Portfolio Turnover Rate(3)	56%	101%	100%		171%	218%	214%	56%	101%	100%		171%	218%	214%

	Total Return Advantage Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.65	$10.11	$10.02		$9.88	$10.47	$10.24

Net Investment Income(1)	0.19	0.40	0.39		0.37	0.33	0.29
Realized and Unrealized Gain (Loss) on Investments	0.66	(0.32)	0.10		0.13	(0.52)	0.33

Total from Investment Operations	0.85	0.08	0.49		0.50	(0.19)	0.62

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.16)	(0.43)	(0.40)		(0.36)	(0.33)	(0.29)
Distributions from Net Realized Capital Gains	—	(0.11)	—		—	(0.07)	(0.10)

Total Distributions	(0.16)	(0.54)	(0.40)		(0.36)	(0.40)	(0.39)

Net Asset Value, End of Period	$10.34	$9.65	$10.11		$10.02	$9.88	$10.47

Total Return†	8.88%	1.08%	4.94%		5.14%	(1.90)%	6.12%

Ratios/Supplemental Data
Net Assets End of Period (000)	$152	$138	$235		$252	$216	$352
Ratio of Expenses to Average Net Assets	1.61%	1.61%	1.56%		1.56%	1.57%	1.58%
Ratio of Net Investment Income to Average Net Assets	3.87%	4.20%	3.90%		3.69%	3.25%	2.79%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.61%	1.67%	1.71%		1.71%	1.72%	1.73%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.87%	4.14%	3.75%		3.54%	3.10%	2.64%
Portfolio Turnover Rate(3)	56%	101%	100%		171%	218%	214%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)

Due to its investment strategy, the Total Return Advantage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

14

	Ultra Short Bond Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.07	$10.00	$9.89		$9.84	$9.91	$10.00	$10.08	$10.02	$9.88		$9.83	$9.90	$9.99

Net Investment Income(1)	0.10	0.31	0.43		0.44	0.34	0.22	0.09	0.23	0.41		0.41	0.32	0.21
Realized and Unrealized Gain (Loss) on Investments	0.03	0.09	0.11		0.04	(0.05)	(0.07)	0.03	0.14	0.13		0.04	(0.06)	(0.09)

Total from Investment Operations	0.13	0.40	0.54		0.48	0.29	0.15	0.12	0.37	0.54		0.45	0.26	0.12

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.10)	(0.33)	(0.43)		(0.43)	(0.36)	(0.24)	(0.09)	(0.31)	(0.40)		(0.40)	(0.33)	(0.21)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	(0.10)	(0.33)	(0.43)		(0.43)	(0.36)	(0.24)	(0.09)	(0.31)	(0.40)		(0.40)	(0.33)	(0.21)

Net Asset Value, End of Period	$10.10	$10.07	$10.00		$9.89	$9.84	$9.91	$10.11	$10.08	$10.02		$9.88	$9.83	$9.90

Total Return†	1.31%	4.12%	5.52%		4.97%	2.93%	1.48%	1.16%	3.74%	5.58%		4.71%	2.67%	1.22%

Ratios/Supplemental Data
Net Assets End of Period (000)	$217,091	$91,445	$64,966		$71,115	$98,120	$178,675	$20,010	$11,846	$231		$1,408	$1,541	$1,662
Ratio of Expenses to Average Net Assets	0.35%	0.40%	0.37%		0.35%	0.36%	0.38%	0.64%	0.66%	0.62%		0.60%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.97%	3.14%	4.32%		4.39%	3.46%	2.27%	1.69%	2.29%	4.07%		4.14%	3.21%	2.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.35%	0.47%	0.57%		0.55%	0.56%	0.58%	0.64%	0.67%	0.82%		0.80%	0.81%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.97%	3.07%	4.12%		4.19%	3.26%	2.07%	1.69%	2.28%	3.87%		3.94%	3.01%	1.82%
Portfolio Turnover Rate(3)	22%	101%	116%		111%	85%	219%	22%	101%	116%		111%	85%	219%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.
(3)

Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

15

Allegiant Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.87	$9.82	$9.77		$9.90	$10.19	$10.13	$9.89	$9.85	$9.80		$9.93	$10.22	$10.17

Net Investment Income(1)	0.17	0.36	0.38		0.38	0.39	0.39	0.15	0.33	0.36		0.36	0.36	0.37
Realized and Unrealized Gain (Loss) on Investments	0.12	0.06	0.09		(0.03)	(0.29)	0.06	0.13	0.06	0.09		(0.03)	(0.28)	0.05

Total from Investment Operations	0.29	0.42	0.47		0.35	0.10	0.45	0.28	0.39	0.45		0.33	0.08	0.42

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.17)	(0.36)	(0.38)		(0.38)	(0.39)	(0.39)	(0.15)	(0.34)	(0.36)		(0.36)	(0.37)	(0.37)
Distributions from Net Realized Capital Gains	—	(0.01)	(0.04)		(0.10)	—	—	—	(0.01)	(0.04)		(0.10)	—	—

Total Distributions	(0.17)	(0.37)	(0.42)		(0.48)	(0.39)	(0.39)	(0.15)	(0.35)	(0.40)		(0.46)	(0.37)	(0.37)

Net Asset Value, End of Period	$9.99	$9.87	$9.82		$9.77	$9.90	$10.19	$10.02	$9.89	$9.85		$9.80	$9.93	$10.22

Total Return†	2.94%	4.44%	4.95%		3.55%	1.01%	4.54%	2.89%	4.07%	4.69%		3.29%	0.76%	4.18%

Ratios/Supplemental Data
Net Assets End of Period (000)	$56,027	$64,860	$71,944		$98,131	$114,947	$131,474	$5,673	$5,229	$4,466		$5,823	$6,027	$9,945
Ratio of Expenses to Average Net Assets	0.58%	0.60%	0.57%		0.57%	0.61%	0.61%	0.88%	0.85%	0.82%		0.82%	0.86%	0.86%
Ratio of Net Investment Income to Average Net Assets	3.42%	3.69%	3.89%		3.83%	3.89%	3.85%	3.10%	3.42%	3.64%		3.58%	3.64%	3.60%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.58%	0.65%	0.72%		0.72%	0.76%	0.76%	0.88%	0.90%	0.97%		0.97%	1.01%	1.01%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.42%	3.64%	3.74%		3.68%	3.74%	3.70%	3.10%	3.37%	3.49%		3.43%	3.49%	3.45%
Portfolio Turnover Rate	29%	18%	33%		56%	49%	9%	29%	18%	33%		56%	49%	9%

	Intermediate Tax Exempt Bond Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.82	$9.81	$9.76		$9.89	$10.19	$10.12

Net Investment Income(1)	0.12	0.22	0.29		0.29	0.30	0.30
Realized and Unrealized Gain (Loss) on Investments	0.12	0.08	0.09		(0.03)	(0.30)	0.07

Total from Investment Operations	0.24	0.30	0.38		0.26	—	0.37

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.12)	(0.28)	(0.29)		(0.29)	(0.30)	(0.30)
Distributions from Net Realized Capital Gains	—	(0.01)	(0.04)		(0.10)	—	—

Total Distributions	(0.12)	(0.29)	(0.33)		(0.39)	(0.30)	(0.30)

Net Asset Value, End of Period	$9.94	$9.82	$9.81		$9.76	$9.89	$10.19

Total Return†	2.43%	3.17%	3.99%		2.58%	(0.04)%	3.66%

Ratios/Supplemental Data
Net Assets End of Period (000)	$35	$43	$9		$6	$39	$41
Ratio of Expenses to Average Net Assets	1.60%	1.51%	1.56%		1.55%	1.56%	1.56%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.21%	2.90%		2.85%	2.94%	2.90%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.60%	1.55%	1.71%		1.70%	1.71%	1.71%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.42%	2.17%	2.75%		2.70%	2.79%	2.75%
Portfolio Turnover Rate	29%	18%	33%		56%	49%	9%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

16

	Michigan Intermediate Municipal Bond Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.96	$10.07	$10.16		$10.38	$10.80	$10.93	$9.96	$10.06	$10.15		$10.37	$10.79	$10.92

Net Investment Income(1)	0.18	0.38	0.41		0.44	0.47	0.48	0.17	0.36	0.39		0.41	0.44	0.45
Realized and Unrealized Gain (Loss) on Investments	0.12	— **	0.11		(0.08)	(0.38)	(0.11)	0.12	0.01	0.11		(0.08)	(0.38)	(0.11)

Total from Investment Operations	0.30	0.38	0.52		0.36	0.09	0.37	0.29	0.37	0.50		0.33	0.06	0.34

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.18)	(0.38)	(0.41)		(0.44)	(0.47)	(0.48)	(0.17)	(0.36)	(0.39)		(0.41)	(0.44)	(0.45)
Distributions from Net Realized Capital Gains	—	(0.11)	(0.20)		(0.14)	(0.04)	(0.02)	—	(0.11)	(0.20)		(0.14)	(0.04)	(0.02)

Total Distributions	(0.18)	(0.49)	(0.61)		(0.58)	(0.51)	(0.50)	(0.17)	(0.47)	(0.59)		(0.55)	(0.48)	(0.47)

Net Asset Value, End of Period	$10.08	$9.96	$10.07		$10.16	$10.38	$10.80	$10.08	$9.96	$10.06		$10.15	$10.37	$10.79

Total Return†	3.08%	3.92%	5.24%		3.48%	0.88%	3.39%	2.94%	3.76%	4.97%		3.22%	0.62%	3.14%

Ratios/Supplemental Data
Net Assets End of Period (000)	$25,917	$26,883	$36,528		$42,756	$64,058	$88,583	$10,920	$10,808	$11,971		$13,460	$18,193	$12,645
Ratio of Expenses to Average Net Assets	0.61%	0.62%	0.60%		0.58%	0.61%	0.62%	0.89%	0.88%	0.85%		0.83%	0.86%	0.87%
Ratio of Net Investment Income to Average Net Assets	3.68%	3.86%	4.07%		4.22%	4.42%	4.37%	3.39%	3.60%	3.82%		3.97%	4.17%	4.12%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.61%	0.68%	0.75%		0.73%	0.76%	0.77%	0.89%	0.93%	1.00%		0.98%	1.01%	1.02%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.68%	3.80%	3.92%		4.07%	4.27%	4.22%	3.39%	3.55%	3.67%		3.82%	4.02%	3.97%
Portfolio Turnover Rate	5%	6%	42%		47%	28%	7%	5%	6%	42%		47%	28%	7%

	Michigan Intermediate Municipal Bond Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.98	$10.09	$10.17		$10.39	$10.82	$10.94

Net Investment Income(1)	0.13	0.29	0.31		0.34	0.38	0.37
Realized and Unrealized Gain (Loss) on Investments	0.12	— **	0.12		(0.08)	(0.40)	(0.10)

Total from Investment Operations	0.25	0.29	0.43		0.26	(0.02)	0.27

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.13)	(0.29)	(0.31)		(0.34)	(0.37)	(0.37)
Distributions from Net Realized Capital Gains	—	(0.11)	(0.20)		(0.14)	(0.04)	(0.02)

Total Distributions	(0.13)	(0.40)	(0.51)		(0.48)	(0.41)	(0.39)

Net Asset Value, End of Period	$10.10	$9.98	$10.09		$10.17	$10.39	$10.82

Total Return†	2.56%	2.89%	4.31%		2.49%	(0.16)%	2.51%

Ratios/Supplemental Data
Net Assets End of Period (000)	$88	$82	$55		$40	$172	$301
Ratio of Expenses to Average Net Assets	1.62%	1.61%	1.59%		1.56%	1.56%	1.57%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.84%	3.08%		3.24%	3.47%	3.42%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.62%	1.66%	1.74%		1.71%	1.71%	1.72%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.66%	2.79%	2.93%		3.09%	3.32%	3.27%
Portfolio Turnover Rate	5%	6%	42%		47%	28%	7%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

17

Allegiant Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Ohio Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$11.28	$11.09	$10.93		$10.94	$11.24	$11.20	$11.25	$11.05	$10.89		$10.91	$11.20	$11.17

Net Investment Income(1)	0.20	0.40	0.41		0.41	0.41	0.42	0.18	0.37	0.38		0.38	0.39	0.39
Realized and Unrealized Gain (Loss) on Investments	0.12	0.19	0.16		(0.01)	(0.30)	0.04	0.11	0.20	0.16		(0.02)	(0.30)	0.03

Total from Investment Operations	0.32	0.59	0.57		0.40	0.11	0.46	0.29	0.57	0.54		0.36	0.09	0.42

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.20)	(0.40)	(0.41)		(0.41)	(0.41)	(0.42)	(0.18)	(0.37)	(0.38)		(0.38)	(0.38)	(0.39)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	(0.20)	(0.40)	(0.41)		(0.41)	(0.41)	(0.42)	(0.18)	(0.37)	(0.38)		(0.38)	(0.38)	(0.39)

Net Asset Value, End of Period	$11.40	$11.28	$11.09		$10.93	$10.94	$11.24	$11.36	$11.25	$11.05		$10.89	$10.91	$11.20

Total Return†	2.83%	5.43%	5.33%		3.69%	1.03%	4.19%	2.59%	5.27%	5.08%		3.33%	0.86%	3.84%

Ratios/Supplemental Data
Net Assets End of Period (000)	$102,450	$100,947	$109,258		$125,426	$140,658	$144,334	$12,707	$12,439	$9,772		$10,094	$10,509	$12,098
Ratio of Expenses to Average Net Assets	0.53%	0.57%	0.55%		0.56%	0.60%	0.62%	0.83%	0.82%	0.80%		0.81%	0.85%	0.87%
Ratio of Net Investment Income to Average Net Assets	3.46%	3.60%	3.74%		3.72%	3.73%	3.76%	3.16%	3.34%	3.49%		3.47%	3.48%	3.51%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.53%	0.62%	0.70%		0.71%	0.75%	0.77%	0.83%	0.87%	0.95%		0.96%	1.00%	1.02%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.46%	3.55%	3.59%		3.57%	3.58%	3.61%	3.16%	3.29%	3.34%		3.32%	3.33%	3.36%
Portfolio Turnover Rate	10%	11%	18%		39%	39%	11%	10%	11%	18%		39%	39%	11%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$11.23	$11.04	$10.88		$10.89	$11.18	$11.15

Net Investment Income(1)	0.14	0.29	0.30		0.30	0.31	0.32
Realized and Unrealized Gain (Loss) on Investments	0.11	0.19	0.16		(0.01)	(0.29)	0.03

Total from Investment Operations	0.25	0.48	0.46		0.29	0.02	0.35

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.14)	(0.29)	(0.30)		(0.30)	(0.31)	(0.32)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—

Total Distributions	(0.14)	(0.29)	(0.30)		(0.30)	(0.31)	(0.32)

Net Asset Value, End of Period	$11.34	$11.23	$11.04		$10.88	$10.89	$11.18

Total Return†	2.22%	4.43%	4.31%		2.68%	0.16%	3.12%

Ratios/Supplemental Data
Net Assets End of Period (000)	$874	$635	$648		$612	$645	$652
Ratio of Expenses to Average Net Assets	1.55%	1.54%	1.53%		1.54%	1.55%	1.57%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.62%	2.76%		2.74%	2.78%	2.81%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.55%	1.59%	1.68%		1.69%	1.70%	1.72%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.43%	2.57%	2.61%		2.59%	2.63%	2.66%
Portfolio Turnover Rate	10%	11%	18%		39%	39%	11%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

18

	Pennsylvania Intermediate Municipal Bond Fund
	Class I							Class A							Class C
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.50	$10.40	$10.28		$10.28	$10.56	$10.46	$10.52	$10.42	$10.30		$10.30	$10.58	$10.48	$10.51	$10.41	$10.29		$10.30	$10.57	$10.48

Net Investment Income(1)	0.17	0.34	0.36		0.37	0.37	0.36	0.15	0.32	0.34		0.34	0.35	0.33	0.11	0.23	0.26		0.27	0.27	0.26
Realized and Unrealized Gain (Loss) on Investments	0.14	0.18	0.17		0.03	(0.28)	0.10	0.14	0.18	0.17		0.03	(0.28)	0.10	0.15	0.19	0.17		0.02	(0.27)	0.09

Total from Investment Operations	0.31	0.52	0.53		0.40	0.09	0.46	0.29	0.50	0.51		0.37	0.07	0.43	0.26	0.42	0.43		0.29	—	0.35

Payment from Affiliate(1)	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	(0.17)	(0.34)	(0.36)		(0.37)	(0.37)	(0.36)	(0.15)	(0.32)	(0.34)		(0.34)	(0.35)	(0.33)	(0.11)	(0.24)	(0.26)		(0.27)	(0.27)	(0.26)
Distributions from Net Realized Capital Gains	—	(0.08)	(0.05)		(0.03)	—	—	—	(0.08)	(0.05)		(0.03)	—	—	—	(0.08)	(0.05)		(0.03)	—	—

Total Distributions	(0.17)	(0.42)	(0.41)		(0.40)	(0.37)	(0.36)	(0.15)	(0.40)	(0.39)		(0.37)	(0.35)	(0.33)	(0.11)	(0.32)	(0.31)		(0.30)	(0.27)	(0.26)

Net Asset Value, End of Period	$10.64	$10.50	$10.40		$10.28	$10.28	$10.56	$10.66	$10.52	$10.42		$10.30	$10.30	$10.58	$10.66	$10.51	$10.41		$10.29	$10.30	$10.57

Total Return†	2.94%	5.18%	5.23%		3.89%	0.90%	4.41%	2.79%	4.92%	4.96%		3.63%	0.66%	4.15%	2.51%	4.15%	4.19%		2.78%	0.05%	3.32%

Ratios/Supplemental Data
Net Assets End of Period (000)	$31,023	$32,304	$34,317		$37,521	$44,427	$49,028	$4,139	$2,738	$2,199		$2,002	$1,941	$1,170	$2,223	$1,768	$620		$544	$790	$805
Ratio of Expenses to Average Net Assets	0.58%	0.60%	0.57%		0.58%	0.62%	0.64%	0.86%	0.85%	0.82%		0.83%	0.87%	0.89%	1.59%	1.58%	1.56%		1.57%	1.57%	1.59%
Ratio of Net Investment Income to Average Net Assets	3.17%	3.32%	3.48%		3.54%	3.59%	3.36%	2.84%	3.06%	3.23%		3.29%	3.34%	3.11%	2.14%	2.24%	2.49%		2.55%	2.64%	2.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.58%	0.65%	0.72%		0.73%	0.77%	0.79%	0.86%	0.90%	0.97%		0.98%	1.02%	1.04%	1.59%	1.61%	1.71%		1.72%	1.72%	1.74%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.17%	3.27%	3.33%		3.39%	3.44%	3.21%	2.84%	3.01%	3.08%		3.14%	3.19%	2.96%	2.14%	2.21%	2.34%		2.40%	2.49%	2.26%
Portfolio Turnover Rate	23%	17%	25%		29%	52%	15%	23%	17%	25%		29%	52%	15%	23%	17%	25%		29%	52%	15%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

19

Allegiant Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 10.5%
Automotive — 4.0%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A 5.150%, 11/15/11	$3,368	$3,438
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4 5.160%, 03/17/14	3,465	3,651
USAA Auto Owner Trust, Series 2008-1, Cl A-3 4.160%, 04/16/12	1,659	1,687
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A 5.280%, 01/17/12	1,090	1,109

		9,885

Credit Cards — 2.2%
Chase Issuance Trust, Series 2005-A4, Cl A4 4.230%, 01/15/13	2,720	2,765
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3 4.100%, 10/15/12	2,720	2,758

		5,523

Mortgage Related — 0.1%
Bear Stearns, Series 1999-2, Cl AF2 8.272%, 10/25/29 (A)	291	231

Utilities — 4.2%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3 5.810%, 12/05/15	4,065	4,484
PSE&G Transition Funding LLC, Series 2001-1, Cl A8 6.890%, 12/15/17	5,050	6,041

		10,525

Total Asset Backed Securities (Cost $24,525)		26,164

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.6%
Fannie Mae, Series 2003-84, Cl PG 5.000%, 03/25/32	10,000	10,653
Freddie Mac, Series 2773, Cl CD 4.500%, 04/15/24	6,000	6,317
Ginnie Mae, Series 2009-111, Cl A 3.486%, 08/16/39 (B)	1,830	1,857

Total Collateralized Mortgage Obligations (Cost $17,068)		18,827

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4 5.399%, 07/15/44 (C)	6,600	6,633
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4 5.230%, 12/15/40 (C)	5,650	5,536

	Par (000)	Value (000)
First Union National Bank Commercial Mortgage, Series 2001-C4, Cl A2 6.223%, 12/12/33	$575	$604

Total Commercial Mortgage-Backed Securities (Cost $12,798)		12,773

CORPORATE BONDS — 26.8%
Cable — 0.7%
Comcast 6.400%, 05/15/38	350	363
Cox Communications 4.625%, 06/01/13	550	580
Time Warner Cable 5.850%, 05/01/17	665	709

		1,652

Consumer Discretionary — 0.2%
Hasbro 6.300%, 09/15/17	466	512

Consumer Staples — 0.2%
Delhaize Group SA 5.875%, 02/01/14	575	627

Energy — 2.2%
Anadarko Petroleum 8.700%, 03/15/19#	550	689
ConocoPhillips 5.750%, 02/01/19	375	416
EQT 8.125%, 06/01/19#	610	712
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	510	551
Nexen 5.875%, 03/10/35	830	782
Petro-Canada 6.050%, 05/15/18#	650	706
Sunoco 9.625%, 04/15/15#	600	727
XTO Energy 5.750%, 12/15/13#	730	805

		5,388

Financials — 7.8%
American Express Bank FSB 5.550%, 10/17/12	1,075	1,165
Ameriprise Financial 7.300%, 06/28/19	665	758
Bank of America (MTN) 5.650%, 05/01/18	900	907
Bank of New York Mellon (MTN) 3.100%, 01/15/15	640	650
Barclays Bank PLC 6.750%, 05/22/19	570	647
Caterpillar Financial Services (MTN) 5.450%, 04/15/18#	650	695
Citigroup 5.125%, 05/05/14	1,935	1,957
Credit Suisse NY 5.500%, 05/01/14#	550	603
General Electric Capital (MTN) 5.875%, 01/14/38	2,000	1,856

20

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Goldman Sachs Group
3.625%, 08/01/12#	$430	$447
5.950%, 01/18/18#	1,205	1,289
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,210
JPMorgan Chase
6.000%, 01/15/18	1,800	1,951
JPMorgan Chase Capital XV
5.875%, 03/15/35	600	522
Merrill Lynch (MTN)
6.875%, 04/25/18#	1,000	1,073
MetLife
7.717%, 02/15/19#	590	707
Morgan Stanley
5.300%, 03/01/13#	460	492
6.000%, 05/13/14	565	616
Wachovia Capital Trust III
5.800%, 03/15/42 (C)	1,260	863
Westpac Banking
4.200%, 02/27/15	925	957

		19,365

Food, Beverage & Tobacco — 0.3%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19# (D)	625	750

Industrials — 1.5%
CRH America
8.125%, 07/15/18	725	849
Ingersoll-Rand Global Holding
9.500%, 04/15/14	620	751
Koninklijke Philips Electronics NV
6.875%, 03/11/38#	700	817
Lockheed Martin
5.500%, 11/15/39	1,425	1,436

		3,853

Insurance — 0.6%
Principal Financial Group
8.875%, 05/15/19	625	738
Prudential Financial (MTN)
7.375%, 06/15/19#	685	778

		1,516

Real Estate Investment Trusts — 0.8%
AMB Property LP
6.625%, 12/01/19	370	373
AMB Property LP (MTN)
6.300%, 06/01/13	800	841
Realty Income
6.750%, 08/15/19	705	722

		1,936

Retail — 1.6%
AutoZone
6.500%, 01/15/14	640	710
CVS Caremark
6.125%, 09/15/39	575	571
Home Depot
5.875%, 12/16/36	625	615
Staples
9.750%, 01/15/14#	600	726

	Par (000)	Value (000)
TJX
6.950%, 04/15/19#	$595	$716
Wal-Mart Stores
5.250%, 09/01/35	650	654

		3,992

Technology — 0.5%
International Business Machines
7.625%, 10/15/18	600	758
KLA-Tencor
6.900%, 05/01/18	475	509

		1,267

Telecommunications — 1.4%
AT&T
6.550%, 02/15/39#	595	643
British Telecommunications PLC
9.125%, 12/15/10	575	617
GTE
6.940%, 04/15/28	1,525	1,593
Telecom Italia Capital SA
6.999%, 06/04/18#	550	613
Verizon Communications
7.350%, 04/01/39#	100	119

		3,585

Transportation — 0.3%
ERAC USA Finance
6.375%, 10/15/17 (D)	685	711

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 5.5%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	1,200	1,259
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	1,335	1,390
General Electric Capital (TLGP) (FDIC)
2.125%, 12/21/12#	5,245	5,351
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	695	713
2.125%, 12/26/12	4,250	4,352
State Street (TLGP) (FDIC)
2.150%, 04/30/12	710	728

		13,793

Utilities — 3.2%
Appalachian Power
4.950%, 02/01/15	875	921
Baltimore Gas & Electric
6.125%, 07/01/13	905	997
Bruce Mansfield Unit
6.850%, 06/01/34	570	606
Dominion Resources
7.000%, 06/15/38#	530	631
Duke Energy Carolinas LLC
5.300%, 02/15/40	895	896
Exelon Generation LLC
5.200%, 10/01/19	550	569
Midamerican Energy Holdings
6.125%, 04/01/36#	1,075	1,156
Nisource Finance
6.400%, 03/15/18#	880	920

21

Allegiant Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Potomac Electric Power
6.500%, 11/15/37#	$360	$414
Progress Energy
4.875%, 12/01/19	370	374
Puget Sound Energy
5.757%, 10/01/39	400	397

		7,881

Total Corporate Bonds (Cost $62,278)		66,828

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corporation — 1.0%
Federal Home Loan Mortgage Corporation
2.000%, 09/28/12	2,475	2,495

Federal National Mortgage Association — 1.0%
Federal National Mortgage Association
3.000%, 10/29/14	2,475	2,499

Total U.S. Government Agency Obligations (Cost $4,946)		4,994

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.2%
Federal Home Loan Mortgage Corporation — 0.3%
Federal Home Loan Mortgage Corporation
9.500%, 10/01/20	80	89
9.000%, 05/01/20	34	38
8.500%, 09/01/16	2	3
8.000%, 07/01/25	71	81
7.500%, 11/01/10	1	1
7.500%, 05/01/11	23	24
7.000%, 11/01/10	14	14
7.000%, 11/01/28	354	397
6.500%, 11/01/10	3	3

		650

Federal National Mortgage Association — 28.1%
Federal National Mortgage Association
9.500%, 05/01/18	11	12
9.000%, 11/01/24	169	195
7.000%, 01/01/33	534	594
7.000%, 10/01/33	122	135
6.500%, 12/01/37	5,358	5,795
6.000%, 07/01/28	1	1
6.000%, 01/01/34	152	164
6.000%, 11/01/35	226	244
6.000%, 09/01/36	7,064	7,595
6.000%, 02/01/37	491	528
6.000%, 07/01/37	2,434	2,614
6.000%, 08/01/38	1,338	1,436
6.000%, 09/01/38	3,009	3,231
5.500%, 12/01/33	7,112	7,598
5.500%, 05/01/35	1,279	1,365
5.500%, 12/01/36	6,873	7,335
5.000%, 06/01/20	3,369	3,601
5.000%, 10/01/35	8,978	9,435
5.000%, 11/01/35	865	909
4.500%, 08/01/20	5,891	6,236
4.500%, 10/01/20	2,749	2,905
4.500%, 03/01/21	4,925	5,214
4.500%, 09/01/35	$2,981	$3,075

		70,217

	Par (000)	Value (000)
Government National Mortgage Association — 0.8%
Government National Mortgage Association
8.500%, 11/15/21	36	41
8.500%, 07/15/22	13	15
8.250%, 04/20/17	3	3
8.000%, 01/15/30	237	273
6.500%, 06/15/32	172	187
6.500%, 10/15/33	204	220
6.000%, 08/15/32	90	97
6.000%, 02/15/33	799	865
6.000%, 11/15/33	179	194
6.000%, 11/15/34	10	11

		1,906

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $68,222)		72,773

U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bonds — 6.9%
5.375%, 02/15/31#	4,520	5,322
4.500%, 02/15/36#	1,375	1,446
4.250%, 08/15/14#	9,375	10,403

		17,171

U.S. Treasury Inflationary Index Bond (TIP) — 3.3%
1.625%, 01/15/18#	7,690	8,315

U.S. Treasury Notes — 7.6%
4.875%, 07/31/11#	3,400	3,649
4.250%, 08/15/13#	4,220	4,656
2.750%, 02/15/19#	7,185	6,947
1.375%, 04/15/12#	3,675	3,722

		18,974

Total U.S. Treasury Obligations (Cost $43,978)		44,460

	Number of Shares
PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	60,500	44
Freddie Mac	44,080	36

Total Preferred Stocks (Cost $2,502)		80

AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $999)	998,907	999

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.4% (Cost $237,316)		247,898

22

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 26.6%
Affiliated Money Market Fund — 10.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	26,291,231	$26,291

Money Market Funds — 16.0%
AIM STIT Liquid Assets Portfolio	10,181,928	10,182
Fidelity Institutional Prime Money Market Portfolio	10,020,341	10,020
JP Morgan Prime Money Market Fund	1,194,310	1,194
Merrill Lynch Select Institutional Fund	8,611,361	8,612
RBC Prime Money Market Fund	9,873,316	9,873

		39,881

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities 0.20% (dated 11/30/09, due 12/01/09, repurchase price $16,362, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $16,922)	$17	17

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $66,189)‡		66,189

TOTAL INVESTMENTS — 126.0% (Cost $303,505)*		314,087

Other Assets & Liabilities – (26.0)%		(64,721)

TOTAL NET ASSETS — 100.0%		$249,366

*	Aggregate cost for Federal income tax purposes is (000) $303,552.

Gross unrealized appreciation (000)	$13,918
Gross unrealized depreciation (000)	(3,383)

Net unrealized appreciation (000)	$10,535

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 65,060.
‡	See Note 8 in Notes to Financial Statements.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2009.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods determined in good faith by the Board of Trustees.
(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2009.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,461 and represents 0.6% of net assets as of November 30, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

See Notes to Financial Statements.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$999	$—
Preferred Stocks	80	—
Short Term Investments Purchased With Collateral From Securities Loaned	66,172	—
Level 2 - Other Significant Observable Inputs
Asset Backed Securities	26,164	—
Collateralized Mortgage Obligations	16,970	—
Commercial Mortgage-Backed Securities	12,773	—
Corporate Bonds	66,828	—
Short Term Investments Purchased With Collateral From Securities Loaned	17	—
U.S. Government Agency Mortgage-Backed Obligations	72,773	—
U.S. Government Agency Obligations	4,994	—
U.S. Treasury Obligations	44,460	—
Level 3 - Significant Unobservable Inputs
Collateralized Mortgage Obligations	1,857	—

Totals	$314,087	$—

See Notes to Financial Statements.

23

Allegiant Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)	STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)		Other Financial Instruments (000)
Balance, 05/31/09
Collateralized Mortgage Obligation	$—		$—
Accrued discounts/premiums
Collateralized Mortgage Obligation	—	(A)	—
Realized gain (loss)
Collateralized Mortgage Obligation	—		—
Change in unrealized appreciation (depreciation)
Collateralized Mortgage Obligation	9		—
Purchases
Collateralized Mortgage Obligation	1,848		—
Sales
Collateralized Mortgage Obligation	—		—
Transfers in and/or out of Level 3
Collateralized Mortgage Obligation	—		—

Balance, 11/30/09	$1,857		$—

(A)	Value is less than $500.

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $236,317)*	$246,899
Investments in affiliates at value, (Cost $999)	999
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $39,898)	39,898
Short term investments in affiliates held as collateral for loaned securities, (Cost $26,291)	26,291
Interest receivable	1,971
Receivable for shares of beneficial interest sold	148
Prepaid expenses	14

Total Assets	316,220

LIABILITIES
Payable for collateral for loaned securities	66,189
Payable for shares of beneficial interest purchased	30
Dividends payable
Class I	461
Class A	5
Investment advisory fees payable	91
12b-1 fees payable
Class A	1
Shareholder servicing fees payable
Class A	1
Administration fees payable	13
Custody fees payable	6
Transfer agent fees payable	16
Trustee fees payable	6
Other liabilities	35

Total Liabilities	66,854

TOTAL NET ASSETS	$249,366

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$263,072
Undistributed Net Investment Income	26
Accumulated Net Realized Loss on Investments	(24,314)
Net Unrealized Appreciation on Investments	10,582

Total Net Assets	$249,366

Net Asset Value, Offering and Redemption Price Per Share — Class I ($243,386,587 ÷ 23,654,492 outstanding shares of beneficial interest)	$10.29

Net Asset Value and Redemption Price Per Share — Class A ($5,570,501 ÷ 540,085 outstanding shares of beneficial interest)	$10.31

Maximum Offering Price Per Share — Class A ($10.31 ÷ 95.50%)	$10.80

Net Asset Value and Offering Price Per Share — Class C ($409,397 ÷ 39,797 outstanding shares of beneficial interest)	$10.29

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $65,060.

24

Allegiant Government Mortgage Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.1%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	$16	$17
Fannie Mae, Series 2003-56, Cl MB
4.500%, 06/25/18	1,292	1,374
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	59	65
Freddie Mac, Series 2642, Cl JE
5.000%, 09/15/32	1,500	1,607
Freddie Mac, Series 2723, Cl PD
5.500%, 05/15/32	2,131	2,271
Freddie Mac, Series 2881, Cl TE
5.000%, 07/15/33	5,140	5,460
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	1,050	1,135
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19 (A) (B)	113	101

Total Collateralized Mortgage Obligations (Cost $11,313)		12,030

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 89.3%
Federal Home Loan Mortgage Corporation — 7.5%
12.250%, 08/01/15	23	24
9.250%, 08/01/13	0	0
9.000%, 04/01/16 to 09/01/20	82	90
8.750%, 05/01/17	15	17
8.500%, 09/01/17 to 01/01/22	90	98
8.000%, 02/01/17 to 03/01/22	65	71
7.000%, 05/01/31	104	117
6.000%, 10/01/32	715	775
5.500%, 03/01/28 to 12/01/36	7,047	7,518
5.000%, 11/01/35	3,729	3,918

		12,628

Federal National Mortgage Association — 74.6%
12.500%, 05/01/15	23	25
11.250%, 05/01/14	11	12
10.000%, 06/01/21	13	15
9.000%, 02/01/17 to 10/01/19	11	13
8.500%, 11/01/21 to 09/01/23	32	36
8.000%, 02/01/23 to 03/01/23	13	15
7.500%, 09/01/22 to 05/01/32	496	565
7.000%, 12/01/15 to 10/01/32	585	649
6.500%, 12/01/12 to 02/01/38	7,459	8,083
6.000%, 06/01/27 to 08/01/38	28,467	30,613
5.500%, 09/01/17 to 12/01/36	40,207	42,993
5.000%, 06/01/18 to 11/01/35	29,033	30,652
4.500%, 04/01/18 to 06/01/20	8,594	9,124
4.000%, 04/01/39	3,291	3,310

		126,105

Government National Mortgage Association — 7.2%
17.000%, 11/15/11	18	20
15.000%, 06/15/11 to 01/15/13	275	317
14.500%, 09/15/12	2	2
14.000%, 05/15/11 to 02/15/15	83	93
13.500%, 05/15/10 to 01/20/15	109	127
13.000%, 11/15/10 to 06/20/15	132	151
12.500%, 04/15/10 to 01/20/16	130	146

	Par (000)	Value (000)
12.000%, 08/15/12 to 09/15/15	$131	$147
11.500%, 02/15/13 to 08/15/14	44	49
9.250%, 12/15/16 to 05/15/21	36	41
9.000%, 10/15/10 to 11/15/24	249	281
8.750%, 12/15/16	42	46
8.500%, 01/15/17 to 09/15/24	235	265
8.000%, 04/15/17 to 05/20/30	624	718
7.500%, 09/20/15 to 09/20/30	1,236	1,405
7.000%, 12/15/10 to 06/15/32	2,148	2,392
6.500%, 10/15/22 to 09/15/31	1,634	1,758
6.000%, 07/20/29	562	608
4.500%, 03/15/39	3,439	3,544

		12,110

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $141,268)		150,843

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.4%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $5,645)	5,644,956	5,645

TOTAL INVESTMENTS — 99.8% (Cost $158,226)*		168,518

Other Assets & Liabilities – 0.2%		385

TOTAL NET ASSETS — 100.0%		$168,903

*	Aggregate cost for Federal income tax purposes is (000) $158,226.

Gross unrealized appreciation (000)	$10,312
Gross unrealized depreciation (000)	(20)

Net unrealized appreciation (000)	$10,292

†	See Note 3 in Notes to Financial Statements.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods determined in good faith by the Board of Trustees.
(B)	Security in default.

Cl — Class

See Notes to Financial Statements.

25

Allegiant Government Mortgage Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)	STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1- Quoted Prices
Affiliated Money Market Fund	$5,645	$—
Level 2 - Other Significant Observable Inputs
Collateralized Mortgage Obligations	11,929	—
U.S. Government Agency Mortgage Backed Obligations	150,843	—
Level 3- Significant Unobservable Inputs
Collateralized Mortgage Obligations	101	—

Totals	$168,518	$—

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)		Other Financial Instruments (000)
Balance, 05/31/09
Collateralized Mortgage Obligation	$—		$—
Accrued discounts/premiums
Collateralized Mortgage Obligation	—	(A)	—
Realized gain (loss)
Collateralized Mortgage Obligation	(1)		—
Change in unrealized appreciation (depreciation)
Collateralized Mortgage Obligation	(10)		—
Purchases
Collateralized Mortgage Obligation			—
Sales
Collateralized Mortgage Obligation	—		—
Paydowns
Collateralized Mortgage Obligation	(21)		—
Transfers in and/or out of Level 3
Collateralized Mortgage Obligation	133		—

Balance, 11/30/09	$101		$—

(A)	Value is less than $500.

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $152,581)	$162,873
Investments in affiliates at value, (Cost $5,645)	5,645
Receivable for shares of beneficial interest sold	296
Maturities receivable	25
Interest receivable	707
Prepaid expenses	23

Total Assets	169,569

LIABILITIES
Payable for shares of beneficial interest purchased	132
Dividends payable
Class I	371
Class A	15
Class C	12
Investment advisory fees payable	55
12b-1 fees payable
Class A	2
Class C	3
Shareholder services fees payable
Class A	3
Class C	1
Administration fees payable	9
Custody fees payable	7
Transfer agent fees payable	21
Trustee fees payable	4
Other liabilities	31

Total Liabilities	666

TOTAL NET ASSETS	$168,903

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$165,462
Distributions in Excess of Net Investment Income	(7)
Accumulated Net Realized Loss on Investments	(6,844)
Net Unrealized Appreciation on Investments	10,292

Total Net Assets	$168,903

Net Asset Value, Offering and Redemption Price Per Share — Class I ($146,668,883 ÷ 15,116,855 outstanding shares of beneficial interest)	$9.70

Net Asset Value and Redemption Price Per Share — Class A ($16,946,126 ÷ 1,746,894 outstanding shares of beneficial interest)	$9.70

Maximum Offering Price Per Share — Class A ($9.70 ÷ 95.50%)	$10.16

Net Asset Value and Offering Price Per Share — Class C ($5,288,030 ÷ 545,871 outstanding shares of beneficial interest)	$9.69

See Notes to Financial Statements.

26

Allegiant High Yield Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 95.3%
Airlines — 1.6%
Delta Air Lines
9.500%, 09/15/14# (A)	$200	$203

Automotive — 3.1%
Ford Motor Credit
7.250%, 10/25/11	300	300
Motors Liquidation
8.375%, 07/15/33# (B)	405	89

		389

Cable — 6.1%
Belo
8.000%, 11/15/16	250	252
CSC Holdings
8.500%, 06/15/15# (A)	225	237
DISH DBS
7.750%, 05/31/15	275	279

		768

Consumer Discretionary — 1.5%
Mohawk Industries
6.875%, 01/15/16	200	194

Consumer Non-Cyclical — 2.8%
Hanesbrands
4.593%, 12/15/14 (C)	225	203
Quiksilver
6.875%, 04/15/15	200	153

		356

Consumer Services — 17.4%
Browning-Ferris Industries
9.250%, 05/01/21	50	62
Education Management LLC
8.750%, 06/01/14	150	154
Host Hotels & Resorts LP
7.000%, 08/15/12#	100	101
Iron Mountain
8.750%, 07/15/18#	200	207
MGM Mirage
11.125%, 11/15/17# (A)	165	181
Royal Caribbean Cruises
11.875%, 07/15/15#	375	420
Speedway Motorsports
6.750%, 06/01/13	100	99
Starwood Hotels & Resorts Worldwide
7.875%, 05/01/12	260	275
Ticketmaster Entertainment
10.750%, 08/01/16	345	357
Universal City Development Partners
10.875%, 11/15/16# (A)	250	251
Wynn Las Vegas Capital
6.625%, 12/01/14	90	86

		2,193

Consumer Staples — 1.5%
Constellation Brands
8.375%, 12/15/14#	175	185

Energy — 12.9%
Chesapeake Energy
6.625%, 01/15/16	300	282

	Par (000)	Value (000)
Copano Energy LLC
7.750%, 06/01/18#	$90	$89
Denbury Resources
7.500%, 04/01/13#	200	200
Encore Acquisition
9.500%, 05/01/16#	150	158
MarkWest Energy Partners LP
8.500%, 07/15/16	300	302
OPTI Canada
8.250%, 12/15/14	160	128
PHI
7.125%, 04/15/13	300	288
Tesoro
6.625%, 11/01/15	185	170

		1,617

Financials — 3.8%
Wells Fargo Capital XV
9.750%, 12/29/49# (C)	450	477

Food, Beverage & Tobacco — 0.8%
Del Monte
7.500%, 10/15/19# (A)	100	101

Healthcare — 5.6%
HCA
9.250%, 11/15/16	425	450
Talecris Biotherapeutics Holdings
7.750%, 11/15/16 (A)	250	251

		701

Industrials — 10.5%
Baldor Electric
8.625%, 02/15/17	185	189
Clean Harbors
7.625%, 08/15/16 (A)	100	101
H&E Equipment Services
8.375%, 07/15/16	160	155
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17	200	133
K Hovnanian Enterprises
10.625%, 10/15/16 (A)	400	408
Terex
7.375%, 01/15/14	125	123
10.875%, 06/01/16	100	106
USG
6.300%, 11/15/16	125	108

		1,323

Materials — 5.9%
Ball
7.125%, 09/01/16#	100	102
Cytec Industries
8.950%, 07/01/17	100	120
Dow Chemical
8.550%, 05/15/19#	100	118
Owens-Illinois
7.800%, 05/15/18	145	145
Reynolds Group Escrow LLC
7.750%, 10/15/16# (A)	150	152
Rock-Tenn
9.250%, 03/15/16#	100	108

		745

27

Allegiant High Yield Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 2.6%
GameStop
8.000%, 10/01/12	$210	$216
Limited Brands
8.500%, 06/15/19 (A)	100	106

		322

Technology — 7.7%
BE Aerospace
8.500%, 07/01/18#	250	259
Spirit Aerosystems
7.500%, 10/01/17 (A)	100	98
Sungard Data Systems
10.625%, 05/15/15	385	408
TransDigm
7.750%, 07/15/14	200	202

		967

Telecommunications — 1.6%
Sprint Nextel
8.375%, 08/15/17#	200	195

Transportation — 3.9%
Hertz
10.500%, 01/01/16#	230	239
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	250	256

		495

Utilities — 6.0%
Edison Mission Energy
7.750%, 06/15/16	225	183
NRG Energy
7.250%, 02/01/14#	220	222
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15#	500	355

		760

Total Corporate Bonds (Cost $11,082)		11,991

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	10,000	7
Freddie Mac	3,000	2

Total Preferred Stocks (Cost $325)		9

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 3.3%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $407)	406,628	$407

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.7% (Cost $11,814)		12,407

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 35.2%
Affiliated Money Market Fund — 14.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,759,727	1,760

Money Market Funds — 21.2%
AIM STIT Liquid Assets Portfolio	681,498	681
Fidelity Institutional Prime Money Market Portfolio	670,682	671
JP Morgan Prime Money Market Fund	79,938	80
Merrill Lynch Select Institutional Fund	576,376	576
RBC Prime Money Market Fund	660,842	661

		2,669

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $1,095, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $1,133)	$1	1

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $4,430)‡		4,430

TOTAL INVESTMENTS — 133.9% (Cost $16,244)*		16,837

Other Assets & Liabilities – (33.9)%		(4,259)

TOTAL NET ASSETS — 100.0%		$12,578

*	Aggregate cost for Federal income tax purposes is (000) $16,332.

Gross unrealized appreciation (000)	$1,001
Gross unrealized depreciation (000)	(496)

Net unrealized appreciation (000)	$505

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 4,336.
‡	See Note 8 in Notes to Financial Statements.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,089 and represents 16.6% of net assets as of November 30, 2009.

(B)	Security in default.
(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2009.

LLC — Limited Liability Company

LP — Limited Partnership

See Notes to Financial Statements.

28

Allegiant High Yield Bond Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$407	$—
Preferred Stocks	9	—
Short Term Investments Purchased With Collateral From Securities Loaned	4,429	—
Level 2 - Other Significant Observable Inputs
Corporate Bonds	11,991	—
Short Term Investments Purchased With Collateral From Securities Loaned	1	—
Level 3 - Significant Unobservable Input	—	—

Totals	$16,837	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $11,407)*	$12,000
Investments in affiliates at value, (Cost $407)	407
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $2,670)	2,670
Short term investments in affiliates held as collateral for loaned securities, (Cost $1,760)	1,760
Interest receivable	242
Receivable for shares of beneficial interest sold	1
Prepaid expenses	3

Total Assets	17,083

LIABILITIES
Payable for collateral for loaned securities	4,430
Payable for shares of beneficial interest purchased	39
Dividends payable
Class I	23
Investment advisory fees payable	3
Administration fees payable	1
Custody fees payable	1
Transfer agent fees payable	1
Other liabilities	7

Total Liabilities	4,505

TOTAL NET ASSETS	$12,578

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$12,274
Distributions in Excess of Net Investment Income	(1)
Accumulated Net Realized Loss on Investments	(288)
Net Unrealized Appreciation on Investments	593

Total Net Assets	$12,578

Net Asset Value, Offering and Redemption Price Per Share — Class I ($12,344,541 ÷ 1,363,108 outstanding shares of beneficial interest)	$9.06

Net Asset Value and Redemption Price Per Share — Class A ($233,568 ÷ 25,764 outstanding shares of beneficial interest)	$9.07

Maximum Offering Price Per Share — Class A ($9.07 ÷ 95.50%)	$9.50

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $4,336.

29

Allegiant Intermediate Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 7.8%
Automotive — 3.5%
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	$4,010	$4,150
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	4,107	4,192
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	1,967	1,995
USAA Auto Owner Trust, Series 2009-2, Cl A3
1.540%, 10/15/12	2,000	2,004
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	1,021	1,040

		13,381

Credit Cards — 2.4%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	3,505	3,563
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	5,420	5,544

		9,107

Utilities — 1.9%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	7,177

Total Asset Backed Securities (Cost $28,445)		29,665

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,900
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	5,304

Total Collateralized Mortgage Obligations (Cost $10,336)		11,204

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
Banc of America Commercial Mortgage, Series 2006-3, Cl A1
5.685%, 07/10/44	1,612	1,643

(Cost $1,619)

CORPORATE BONDS — 37.3%
Cable — 0.5%
Cox Communications
4.625%, 06/01/13	760	802
Time Warner Cable
5.850%, 05/01/17	885	944

		1,746

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	1,026	1,128

	Par (000)	Value (000)
Consumer Staples — 0.6%
Clorox
5.000%, 03/01/13	$1,010	$1,082
Mead Johnson Nutrition
3.500%, 11/01/14 (A)	1,350	1,373

		2,455

Energy — 3.4%
Anadarko Petroleum
8.700%, 03/15/19#	800	1,002
ConocoPhillips
5.750%, 02/01/19	870	965
Devon Energy
6.300%, 01/15/19#	845	961
Enterprise Products Operating LLC
6.650%, 04/15/18	1,130	1,252
EQT
8.125%, 06/01/19#	875	1,022
Hess
8.125%, 02/15/19#	810	997
Kinder Morgan Energy Partners LP
5.950%, 02/15/18#	1,100	1,180
Nexen
6.200%, 07/30/19	900	963
NGPL Pipe
7.119%, 12/15/17 (A)	825	931
Petro-Canada
6.050%, 05/15/18	940	1,021
Sunoco
9.625%, 04/15/15#	750	908
XTO Energy
4.900%, 02/01/14#	1,610	1,709

		12,911

Financials — 10.1%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	1,320	1,423
American Express
7.000%, 03/19/18	53	59
American Express Bank FSB
5.550%, 10/17/12	1,625	1,762
Ameriprise Financial
7.300%, 06/28/19	925	1,054
Bank of America (MTN)
5.650%, 05/01/18	2,645	2,666
Barclays Bank PLC
6.750%, 05/22/19	1,025	1,163
BB&T (MTN)
5.700%, 04/30/14#	1,515	1,661
BP Capital Markets PLC
3.625%, 05/08/14	700	733
Caterpillar Financial Services (MTN)
6.125%, 02/17/14#	1,480	1,669
5.450%, 04/15/18#	825	882
Citigroup
5.125%, 05/05/14	3,625	3,666
Credit Suisse USA
6.125%, 11/15/11#	1,100	1,199
Deutsche Bank
4.875%, 05/20/13	1,500	1,613
General Electric Capital
5.625%, 05/01/18#	2,425	2,500

30

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Goldman Sachs Group
3.625%, 08/01/12#	$440	$457
5.950%, 01/18/18#	1,152	1,233
6.150%, 04/01/18	1,100	1,189
JPMorgan Chase
6.000%, 01/15/18	3,220	3,490
Merrill Lynch (MTN)
6.875%, 04/25/18	2,370	2,542
Morgan Stanley
5.300%, 03/01/13	1,200	1,282
6.000%, 05/13/14#	725	790
TIAA Global Markets
4.950%, 07/15/13 (A)	1,000	1,086
UBS AG (MTN)
5.750%, 04/25/18#	925	956
Wachovia (MTN)
5.750%, 02/01/18	1,275	1,341
Wells Fargo
3.750%, 10/01/14#	715	721
Westpac Banking
4.200%, 02/27/15	1,425	1,475

		38,612

Food, Beverage & Tobacco — 1.1%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (A)	750	900
ConAgra Foods
5.875%, 04/15/14#	825	910
Diageo Capital PLC
5.750%, 10/23/17	1,150	1,270
General Mills
5.650%, 02/15/19#	975	1,066

		4,146

Industrials — 2.9%
Boeing
1.875%, 11/20/12	975	978
CRH America
8.125%, 07/15/18	900	1,054
GATX
4.750%, 10/01/12	940	965
General Electric
5.250%, 12/06/17	3,280	3,412
Ingersoll-Rand Global Holding
9.500%, 04/15/14	850	1,029
Koninklijke Philips Electronics NV
5.750%, 03/11/18	950	1,041
Lockheed Martin
4.250%, 11/15/19	1,775	1,778
PACCAR
6.875%, 02/15/14#	850	979

		11,236

Insurance — 1.4%
MetLife
6.817%, 08/15/18#	925	1,054
New York Life Global Funding
4.650%, 05/09/13 (A)	1,340	1,434
Principal Financial Group
8.875%, 05/15/19	875	1,033
Prudential Financial (MTN)
7.375%, 06/15/19#	965	1,096

	Par (000)	Value (000)
Reinsurance Group of America
6.450%, 11/15/19	$825	$852

		5,469

Materials — 0.2%
Newmont Mining
5.125%, 10/01/19#	895	914

Real Estate Investment Trusts — 0.6%
AMB Property LP
6.625%, 12/01/19	450	453
AMB Property LP (MTN)
6.300%, 06/01/13	910	957
Realty Income
5.950%, 09/15/16	1,035	1,052

		2,462

Retail — 1.5%
AutoZone
6.500%, 01/15/14	850	943
Home Depot
5.250%, 12/16/13	925	1,000
Kroger
5.000%, 04/15/13	1,050	1,126
Staples
9.750%, 01/15/14#	850	1,028
TJX
6.950%, 04/15/19#	1,300	1,565

		5,662

Technology — 1.0%
Amphenol
4.750%, 11/15/14	1,100	1,127
Analog Devices
5.000%, 07/01/14	455	487
International Business Machines
7.625%, 10/15/18	1,100	1,391
KLA-Tencor
6.900%, 05/01/18	575	616

		3,621

Telecommunications — 2.2%
AT&T
5.100%, 09/15/14	1,735	1,889
British Telecommunications PLC
9.125%, 12/15/10	750	805
Cellco Partnership/Verizon Wireless Capital
5.550%, 02/01/14#	1,025	1,130
Corning
6.625%, 05/15/19	860	968
Deutsche Telekom International Finance BV
5.750%, 03/23/16	1,250	1,352
GTE
6.840%, 04/15/18	590	650
Telecom Italia Capital SA
6.999%, 06/04/18#	845	942
Verizon Communications
5.550%, 02/15/16#	425	468
6.350%, 04/01/19#	255	286

		8,490

31

Allegiant Intermediate Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — 1.0%
Canadian National Railway
5.550%, 05/15/18	$440	$489
ERAC USA Finance
6.375%, 10/15/17 (A)	700	726
FedEx
7.375%, 01/15/14	410	468
Norfolk Southern
5.750%, 01/15/16	900	989
Union Pacific
5.750%, 11/15/17#	1,068	1,165

		3,837

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 7.7%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	1,500	1,574
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11	2,855	2,964
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	6,760	7,041
General Electric Capital (TLGP) (FDIC)
2.125%, 12/21/12#	7,295	7,442
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11	925	938
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	870	893
2.125%, 12/26/12	7,280	7,455
State Street (TLGP) (FDIC)
2.150%, 04/30/12#	1,005	1,030

		29,337

Utilities — 2.8%
Appalachian Power
4.950%, 02/01/15	975	1,027
Baltimore Gas & Electric
6.125%, 07/01/13	1,150	1,267
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	1,145	1,326
Dominion Resources
5.000%, 03/15/13	960	1,019
Duke Energy Indiana
6.050%, 06/15/16	1,070	1,182
Enel Finance International SA
5.125%, 10/07/19# (A)	1,100	1,136
Metropolitan Edison
7.700%, 01/15/19#	900	1,072
Nisource Finance
6.400%, 03/15/18#	875	915
Peco Energy
5.000%, 10/01/14	725	798
Progress Energy
4.875%, 12/01/19	800	808

		10,550

Total Corporate Bonds (Cost $132,331)		142,576

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 10.4%
Federal National Mortgage Association — 10.4%
6.000%, 10/01/36	4,315	4,640
6.000%, 07/01/37	2,465	2,647

	Par (000)	Value (000)
5.500%, 12/01/36	$5,083	$5,424
5.500%, 03/01/38	4,364	4,648
5.000%, 02/01/35	6,948	7,312
5.000%, 03/01/36	5,237	5,504
4.500%, 08/01/20	5,638	5,969
4.500%, 04/01/23	3,210	3,370

		39,514

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $37,144)		39,514

U.S. GOVERNMENT AGENCY OBLIGATION — 3.2%
Federal National Mortgage Association — 3.2%
1.750%, 03/23/11 (Cost $12,052)	12,015	12,211

U.S. TREASURY OBLIGATIONS — 35.9%
U.S. Treasury Inflationary Index Bond (TIP) — 3.0%
1.625%, 01/15/18#	10,460	11,310

U.S. Treasury Notes — 32.9%
6.500%, 02/15/10#	8,250	8,361
4.875%, 07/31/11#	27,960	30,007
4.875%, 08/15/16#	3,805	4,350
4.750%, 05/15/14#	10,415	11,767
4.250%, 08/15/13#	30,790	33,975
2.750%, 02/15/19#	17,690	17,104
2.375%, 03/31/16#	14,980	14,892
1.375%, 04/15/12#	5,205	5,272

		125,728

Total U.S. Treasury Obligations (Cost $135,030)		137,038

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.4%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $5,274)	5,274,069	5,274

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.3% (Cost $362,231)		379,125

32

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 41.4%
Affiliated Money Market Fund — 16.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	62,738,188	$62,738

Money Market Funds — 24.9%
AIM STIT Liquid Assets Portfolio	24,296,911	24,297
Fidelity Institutional Prime Money Market Portfolio	23,911,319	23,911
JP Morgan Prime Money Market Fund	2,849,956	2,850
Merrill Lynch Select Institutional Fund	20,549,101	20,549
RBC Prime Money Market Fund	23,560,478	23,561

		95,168

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $39,043, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $40,381)	$39	39

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $157,945)‡		157,945

TOTAL INVESTMENTS — 140.7% (Cost $520,176)*		537,070

Other Assets & Liabilities – (40.7)%		(155,236)

TOTAL NET ASSETS — 100.0%		$381,834

*	Aggregate cost for Federal income tax purposes is (000) $520,651.

Gross unrealized appreciation (000)	$16,706
Gross unrealized depreciation (000)	(287)

Net unrealized appreciation (000)	$16,419

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 155,173.
‡	See Note 8 in Notes to Financial Statements.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $7,586 and represents 2.0% of net assets as of November 30, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TIP — Par Value reflects the settled par value not adjusted

            for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

See Notes to Financial Statements.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$5,274	$—
Short Term Investments Purchased With Collateral From Securities Loaned	157,906	—
Level 2 - Other Significant Observable Inputs
Asset Backed Securities	29,665	—
Collateralized Mortgage Obligations	11,204	—
Commercial Mortgage-Backed Security	1,643	—
Corporate Bonds	142,576	—
Short Term Investments Purchased With Collateral From Securities Loaned	39	—
U.S. Government Agency Mortgage-Backed Obligations	39,514	—
U.S. Government Agency Obligation	12,211	—
U.S. Treasury Obligations	137,038	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$537,070	$—

See Notes to Financial Statements.

33

Allegiant Intermediate Bond Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $356,957)*	$373,851
Investments in affiliates at value, (Cost $5,274)	5,274
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $95,207)	95,207
Short term investments in affiliates held as collateral for loaned securities, (Cost $62,738)	62,738
Receivable for shares of beneficial interest sold	85
Interest receivable	3,452
Prepaid expenses	12

Total Assets	540,619

LIABILITIES
Payable for collateral for loaned securities	157,945
Payable for shares of beneficial interest redeemed	41
Dividends payable
Class I	570
Class A	3
Class C	1
Investment advisory fees payable	125
12b-1 fees payable
Class A	1
Class C	1
Shareholder services fees payable
Class A	2
Administration fees payable	19
Custody fees payable	8
Transfer agent fees payable	27
Trustee fees payable	7
Other liabilities	35

Total Liabilities	158,785

TOTAL NET ASSETS	$381,834

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$367,929
Undistributed Net Investment Income	212
Accumulated Net Realized Loss on Investments	(3,201)
Net Unrealized Appreciation on Investments	16,894

Total Net Assets	$381,834

Net Asset Value, Offering and Redemption Price Per Share — Class I ($370,039,843 ÷ 32,706,187 outstanding shares of beneficial interest)	$11.31

Net Asset Value and Redemption Price Per Share — Class A ($10,327,876 ÷ 911,617 outstanding shares of beneficial interest)	$11.33

Maximum Offering Price Per Share — Class A ($11.33 ÷ 95.50%)	$11.87

Net Asset Value and Offering Price Per Share — Class C ($1,466,238 ÷ 129,077 outstanding shares of beneficial interest)	$11.36

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $155,173.

34

Allegiant Limited Maturity Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 14.2%
Automotive — 7.9%
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	$1,625	$1,681
Ford Credit Auto Owner Trust, Series 2007-A, Cl A3A
5.400%, 08/15/11	469	477
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	1,707	1,743
Honda Auto Receivables Owner Trust, Series 2008-1, Cl A3
4.470%, 01/18/11	1,840	1,876
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	2,150	2,265
USAA Auto Owner Trust, Series 2007-1, Cl A3
5.430%, 10/17/11	630	638
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	917	931
USAA Auto Owner Trust, Series 2009-2, Cl A3
1.540%, 10/15/12	880	882
Wachovia Auto Owner Trust, Series 2008-A, Cl A3A
4.810%, 09/20/12	1,800	1,857

		12,350

Credit Cards — 5.5%
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	2,220	2,294
Citibank Credit Card Issuance Trust, Series 2007-A5, Cl A5
5.500%, 06/22/12	3,100	3,181
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	2,975	3,043

		8,518

Mortgage Related — 0.1%
Bear Stearns, Series 1999-2, Cl AF2
8.272%, 10/25/29 (A)	177	141
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	67	65

		206

Utilities — 0.7%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	1,031	1,075

Total Asset Backed Securities (Cost $21,724)		22,149

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
5.420%, 02/25/33 (B)	$66	$56
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.143%, 06/25/33 (B)	455	411
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	233	233
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	224	227
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	437	442
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	2,200	2,296
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	1,237	1,280
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	1,395	1,450
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	2,000	2,125
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	1,778	1,884
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	843	872
First Horizon Asset Securities, Series 2004-1 CI 1A1
5.500%, 03/25/34	117	117
Freddie Mac, Series 2948, Cl EB
5.000%, 05/15/27	1,500	1,572
Freddie Mac, Series 2952, Cl EC
5.500%, 11/15/28	3,000	3,117
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	2,500	2,617
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	2,323	2,432
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	250	266
Golden National Mortgage Asset Backed Certificates, Series GN1, Cl A
7.110%, 08/25/27 (C)	—	—
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	279	278

Total Collateralized Mortgage Obligations (Cost $21,258)		21,675

CORPORATE BONDS — 24.3%
Automotive — 0.2%
PACCAR
6.375%, 02/15/12#	280	307

Cable — 0.7%
Comcast
5.500%, 03/15/11	750	788
Time Warner Cable
5.400%, 07/02/12#	360	388

		1,176

35

Allegiant Limited Maturity Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — 0.3%
XTO Energy
7.500%, 04/15/12	$410	$459

Financials — 10.3%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	525	566
American Express Bank
0.294%, 04/26/10 (B)	325	324
Bank of America
6.250%, 04/15/12#	755	815
Barclays Bank PLC
5.450%, 09/12/12	1,105	1,202
Caterpillar Financial Services (MTN)
4.250%, 02/08/13#	765	808
Credit Suisse NY (MTN)
3.450%, 07/02/12#	840	875
General Electric Capital (MTN)
6.000%, 06/15/12#	1,745	1,898
Goldman Sachs Group
5.450%, 11/01/12#	1,000	1,088
HSBC Finance
5.700%, 06/01/11	840	880
John Deere Capital (MTN)
5.250%, 10/01/12#	620	679
JPMorgan Chase
4.750%, 05/01/13#	1,630	1,748
Merrill Lynch (MTN)
6.050%, 08/15/12	725	780
Morgan Stanley
6.750%, 04/15/11	940	1,003
Nordea Bank AB
2.500%, 11/13/12 (D)	700	706
Wachovia (MTN)
5.500%, 05/01/13	1,550	1,679
Westpac Banking
2.250%, 11/19/12	945	952

		16,003

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch Worldwide
3.000%, 10/15/12 (D)	260	265
General Mills
6.000%, 02/15/12	565	617

		882

Healthcare — 0.4%
Pfizer
4.450%, 03/15/12#	625	666

Industrials — 0.5%
Boeing
1.875%, 11/20/12	795	797

Information Technology — 0.9%
International Business Machines
2.100%, 05/06/13	1,410	1,434

Insurance — 1.1%
Berkshire Hathaway Finance
4.600%, 05/15/13#	725	780

	Par (000)	Value (000)
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	$900	$930

		1,710

Real Estate Investment Trusts — 0.3%
Liberty Property LP
7.250%, 03/15/11	402	416

Retail — 0.3%
Home Depot
5.200%, 03/01/11	475	495

Telecommunications — 1.7%
AT&T
6.700%, 11/15/13	860	986
British Telecommunications PLC
9.125%, 12/15/10	540	580
Cellco Partnership/Verizon Wireless Capital LLC
5.250%, 02/01/12	325	349
Verizon New England
6.500%, 09/15/11	665	716

		2,631

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 5.4%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	1,465	1,537
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	1,450	1,510
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11	645	655
HSBC USA (TLGP) (FDIC)
3.125%, 12/16/11#	1,725	1,802
John Deere Capital (TLGP) (FDIC)
2.875%, 06/19/12#	325	339
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	815	836
Wells Fargo (TLGP) (FDIC)
3.000%, 12/09/11	1,625	1,693

		8,372

Utilities — 1.6%
Carolina Power & Light
6.500%, 07/15/12	515	574
Dominion Resources
5.125%, 12/15/09	550	550
Midamerican Funding LLC
6.750%, 03/01/11	600	631
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	170	173
Xcel Energy
7.000%, 12/01/10	588	619

		2,547

Total Corporate Bonds (Cost $36,696)		37,895

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 10.7%
Federal Home Loan Mortgage Corporation — 2.0%
6.000%, 05/01/21	1,556	1,687
5.500%, 02/01/10	75	77
5.500%, 06/01/10	52	53

36

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
4.500%, 02/01/19	$1,177	$1,245

		3,062

Federal National Mortgage Association — 8.7%
6.000%, 09/01/16	441	472
5.594%, 09/01/36 (B)	1,189	1,242
5.500%, 09/01/17	1,150	1,245
5.500%, 11/01/18	974	1,053
5.178%, 12/01/34 (B)	646	681
5.000%, 06/01/18	965	1,035
5.000%, 12/01/21	1,586	1,704
4.930%, 01/01/36 (B)	2,016	2,107
4.871%, 04/01/35 (B)	1,672	1,744
4.500%, 04/01/14	337	350
4.399%, 11/01/32 (B)	83	85
3.927%, 08/01/33 (B)	976	1,013
3.285%, 07/01/34 (B)	838	862

		13,593

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $15,938)		16,655

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Federal Home Loan Mortgage Corporation — 3.5%
2.125%, 03/23/12	5,250	5,380

Federal National Mortgage Association — 6.2%
2.000%, 01/09/12	2,500	2,560
1.750%, 03/23/11	7,000	7,114

		9,674

Total U.S. Government Agency Obligations (Cost $14,843)		15,054

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Notes — 26.1%
4.750%, 01/31/12	7,410	8,051
4.625%, 08/31/11	2,165	2,320
1.375%, 03/15/12#	16,820	17,040
1.375%, 09/15/12#	13,225	13,358

Total U.S. Treasury Obligations (Cost $40,342)		40,769

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	933,513	934

(Cost $934)
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned –99.5% (Cost $151,735)		155,131

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 23.7%
Affiliated Money Market Fund — 9.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	14,654,588	$14,655

Money Market Funds — 14.3%
AIM STIT Liquid Assets Portfolio	5,675,351	5,675
Fidelity Institutional Prime Money Market Portfolio	5,585,283	5,585
JP Morgan Prime Money Market Fund	665,702	666
Merrill Lynch Select Institutional Fund	4,799,925	4,800
RBC Prime Money Market Fund	5,503,332	5,503

		22,229

	Par (000)

Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $9,120, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $9,432)	$9	9

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $36,893)‡		36,893

TOTAL INVESTMENTS — 123.2% (Cost $188,628)*		192,024

Other Assets & Liabilities – (23.2)%		(36,112)

TOTAL NET ASSETS — 100.0%		$155,912

*	Aggregate cost for Federal income tax purposes is (000) $188,642.

Gross unrealized appreciation (000)	$3,484
Gross unrealized depreciation (000)	(102)

Net unrealized appreciation (000)	$3,382

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 36,329.
‡	See Note 8 in Notes to Financial Statements. (A) Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2009.
(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2009.
(C)	Par and Value are less than $500.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $971 and represents 0.6% of net assets as of November 30, 2009.

Cl	— Class
FDIC	— Federal Deposit Insurance Corporation
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
TLGP	— Temporary Liquidity Guarantee Program

See	Notes to Financial Statements.

37

Allegiant Limited Maturity Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)	STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$934	$—
Short Term Investments Purchased With Collateral From Securities Loaned	36,884	—
Level 2 - Other Significant Observable Inputs
Asset Backed Securities	22,149	—
Collateralized Mortgage Obligations	21,675	—
Corporate Bonds	37,895	—
Short Term Investments Purchased With Collateral From Securities Loaned	9	—
U.S. Government Agency Mortgage-Backed Obligations	16,655	—
U.S. Government Agency Obligations	15,054	—
U.S. Treasury Obligations	40,769	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$192,024	$—

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $150,801)*	$154,197
Investments in affiliates at value, (Cost $934)	934
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $22,238)	22,238
Short term investments in affiliates held as collateral for loaned securities, (Cost $14,655)	14,655
Receivable for shares of beneficial interest sold	175
Maturities receivable	131
Interest receivable	1,017
Prepaid expenses	18

Total Assets	193,365

LIABILITIES
Payable for collateral for loaned securities	36,893
Payable for shares of beneficial interest redeemed	364
Dividends payable
Class I	100
Class A	2
Class C	1
Investment advisory fees payable	46
12b-1 fees payable
Class A	1
Class C	2
Shareholder services fees payable
Class A	2
Class C	1
Administration fees payable	8
Custody fees payable	4
Transfer agent fees payable	9
Trustee fees payable	2
Other liabilities	18

Total Liabilities	37,453

TOTAL NET ASSETS	$155,912

Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$159,800
Distributions in Excess of Net Investment Income	(132)
Accumulated Net Realized Loss on Investments	(7,152)
Net Unrealized Appreciation on Investments	3,396

Total Net Assets	$155,912

Net Asset Value, Offering and Redemption Price Per
Share — Class I ($142,694,279 ÷ 13,923,964 outstanding shares of beneficial interest)	$10.25

Net Asset Value and Redemption Price Per
Share — Class A ($9,431,037 ÷ 917,419 outstanding shares of beneficial interest)	$10.28

Maximum Offering Price Per Share — Class A
($10.28 ÷ 98.00%)	$10.49

Net Asset Value and Offering Price Per
Share — Class C ($3,786,808 ÷ 368,433 outstanding shares of beneficial interest)	$10.28

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $36,329.

38

Allegiant Total Return Advantage Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 5.8%
Automotive — 1.4%
USAA Auto Owner Trust, Series 2009-2, Cl A3
1.540%, 10/15/12	$1,325	$1,327
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	733	746

		2,073

Credit Cards — 1.0%
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	1,560	1,596

Utilities — 3.4%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,599
Entergy Texas Restoration Funding LLC, Series 2009-A, Cl A1
2.120%, 02/01/16	1,500	1,511

		5,110

Total Asset Backed Securities (Cost $8,232)		8,779

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,506
Freddie Mac, Series 2004-2882, Cl BA
5.000%, 10/15/32	5,800	6,098
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39 (A)	1,150	1,167

Total Collateralized Mortgage Obligations (Cost $10,596)		11,771

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (B)	3,300	3,317
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	2,500	2,449
First Union National Bank Commercial Mortgage, Series 2001-C4, Cl A2
6.223%, 12/12/33	360	378

Total Commercial Mortgage-Backed Securities (Cost $6,154)		6,144

CORPORATE BONDS — 42.7%
Automotive — 0.1%
Motors Liquidation
8.375%, 07/15/33 (C)	660	145

Cable — 0.9%
Comcast
6.400%, 05/15/38	250	259
CSC Holdings
8.500%, 06/15/15# (D)	200	210

	Par (000)	Value (000)
DISH DBS
7.750%, 05/31/15	$460	$467
Time Warner Cable
5.850%, 05/01/17	400	427

		1,363

Consumer Discretionary — 0.7%
Hasbro
6.300%, 09/15/17	285	313
Stanley Works
5.902%, 12/01/45 (B)	750	668

		981

Consumer Non-Cyclical — 0.4%
Hanesbrands
4.593%, 12/15/14 (B)	395	357
Quiksilver
6.875%, 04/15/15	400	306

		663

Consumer Services — 1.9%
Browning-Ferris Industries
9.250%, 05/01/21	810	1,006
Education Management LLC
8.750%, 06/01/14	275	283
International Game Technology
7.500%, 06/15/19	250	280
Iron Mountain
8.750%, 07/15/18#	275	285
MGM Mirage
11.125%, 11/15/17# (D)	200	219
Royal Caribbean Cruises
11.875%, 07/15/15#	275	308
Speedway Motorsports
6.750%, 06/01/13	100	98
Ticketmaster Entertainment
10.750%, 08/01/16	250	259
Wynn Las Vegas Capital
6.625%, 12/01/14	210	201

		2,939

Energy — 4.5%
Anadarko Petroleum
8.700%, 03/15/19#	385	482
ConocoPhillips
5.750%, 02/01/19	450	499
Copano Energy LLC
7.750%, 06/01/18#	400	398
Denbury Resources
7.500%, 04/01/13#	355	355
Devon Energy
6.300%, 01/15/19#	320	364
EQT
8.125%, 06/01/19#	365	426
Hess
8.125%, 02/15/19#	370	455
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38#	500	541
MarkWest Energy Partners LP
8.500%, 07/15/16	375	378
Nexen
5.875%, 03/10/35	500	471

39

Allegiant Total Return Advantage Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
OPTI Canada
8.250%, 12/15/14	$200	$160
Petro-Canada
6.050%, 05/15/18#	400	435
PHI
7.125%, 04/15/13	340	326
Southern Union
7.200%, 11/01/45 (B)	580	481
Sunoco
9.625%, 04/15/15#	325	394
Tesoro
6.625%, 11/01/15#	300	275
XTO Energy
5.750%, 12/15/13#	350	386

		6,826

Financials — 9.7%
American Express Bank FSB
5.550%, 10/17/12	625	678
Ameriprise Financial
7.300%, 06/28/19	400	456
Bank of America (MTN)
5.650%, 05/01/18	815	821
Bank of New York Mellon (MTN)
3.100%, 01/15/15	390	396
Barclays Bank PLC
6.750%, 05/22/19	400	454
Citigroup
5.125%, 05/05/14	1,715	1,734
Credit Suisse USA
4.875%, 01/15/15#	1,000	1,067
General Electric Capital (MTN)
5.875%, 01/14/38#	1,605	1,490
Goldman Sachs Group
6.750%, 10/01/37#	1,000	1,029
5.950%, 01/18/18#	275	294
JPMorgan Chase
6.000%, 01/15/18	1,000	1,084
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,780	1,548
Merrill Lynch (MTN)
6.875%, 04/25/18#	785	842
Morgan Stanley
6.000%, 05/13/14	675	736
5.300%, 03/01/13#	500	534
Wachovia (MTN)
5.750%, 02/01/18	325	342
Wachovia Capital Trust III
5.800%, 03/15/42 (B)	770	527
Westpac Banking
4.200%, 02/27/15#	600	621

		14,653

Food, Beverage & Tobacco — 0.4%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19# (D)	500	600

Industrials — 2.8%
Baldor Electric
8.625%, 02/15/17	300	306
CRH America
8.125%, 07/15/18	500	586

	Par (000)	Value (000)
GATX
4.750%, 10/01/12	$260	$267
General Electric
5.250%, 12/06/17#	250	260
H&E Equipment Services
8.375%, 07/15/16	440	427
Ingersoll-Rand Global Holding
9.500%, 04/15/14#	365	442
Lockheed Martin
5.500%, 11/15/39	875	881
PACCAR
6.875%, 02/15/14#	450	518
Terex
10.875%, 06/01/16	175	186
7.375%, 01/15/14	100	98
USG
6.300%, 11/15/16	250	217

		4,188

Insurance — 1.2%
MetLife
6.817%, 08/15/18#	350	399
Principal Financial Group
8.875%, 05/15/19	560	661
Prudential Financial (MTN)
7.375%, 06/15/19#	620	704

		1,764

Materials — 1.2%
Ball
7.125%, 09/01/16#	225	231
Cytec Industries
8.950%, 07/01/17	450	539
International Paper
9.375%, 05/15/19#	400	496
Owens-Illinois
7.800%, 05/15/18	250	250
Rock-Tenn
9.250%, 03/15/16#	225	242

		1,758

Real Estate Investment Trusts — 0.8%
AMB Property LP
6.625%, 12/01/19	225	226
AMB Property LP (MTN)
6.300%, 06/01/13	480	505
Realty Income
6.750%, 08/15/19	500	512

		1,243

Retail — 1.7%
AutoZone
6.500%, 01/15/14#	410	455
CVS Caremark
6.125%, 09/15/39	375	372
GameStop
8.000%, 10/01/12	275	283
Home Depot
5.875%, 12/16/36#	390	384
Limited Brands
8.500%, 06/15/19 (D)	150	158

40

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Staples
9.750%, 01/15/14#	$425	$514
TJX
6.950%, 04/15/19	385	463

		2,629

Technology — 1.2%
BE Aerospace
8.500%, 07/01/18#	240	249
International Business Machines
7.625%, 10/15/18	425	537
KLA-Tencor
6.900%, 05/01/18	200	214
Sungard Data Systems
10.625%, 05/15/15	375	398
TransDigm
7.750%, 07/15/14	350	354

		1,752

Telecommunications — 2.3%
AT&T
6.550%, 02/15/39#	675	729
Corning
6.625%, 05/15/19	400	450
GTE
6.940%, 04/15/28	1,790	1,869
Telecom Italia Capital SA
6.999%, 06/04/18#	390	435

		3,483

Transportation — 0.6%
ERAC USA Finance
6.375%, 10/15/17 (D)	500	519
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	400	409

		928

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 7.7%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	800	840
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11	3,070	3,187
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	1,640	1,708
General Electric Capital (TLGP) (FDIC)
2.125%, 12/21/12#	3,245	3,310
1.625%, 01/07/11	1,090	1,103
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11	475	482
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	545	559
State Street (TLGP) (FDIC)
2.150%, 04/30/12	395	405

		11,594

Utilities — 4.6%
Appalachian Power
4.950%, 02/01/15	695	732
Baltimore Gas & Electric
6.125%, 07/01/13	750	826

	Par (000)	Value (000)
Bruce Mansfield Unit
6.850%, 06/01/34	$645	$685
Centerpoint Energy
5.950%, 02/01/17	465	474
Dominion Resources
7.000%, 06/15/38#	350	417
Duke Energy Carolinas LLC
5.300%, 02/15/40#	550	551
Edison Mission Energy
7.750%, 06/15/16	300	244
Exelon Generation LLC
5.200%, 10/01/19	330	341
IPALCO Enterprises
8.625%, 11/14/11	200	207
Midamerican Energy Holdings
6.125%, 04/01/36#	520	559
NiSource Finance
6.800%, 01/15/19	400	431
NRG Energy
7.250%, 02/01/14#	275	277
Progress Energy
4.875%, 12/01/19	225	227
Puget Sound Energy
5.757%, 10/01/39	375	373
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15#	305	217
Wisconsin Energy
6.250%, 05/15/49 (B)	480	424

		6,985

Total Corporate Bonds (Cost $60,797)		64,494

LOAN AGREEMENT — 0.4%
HCA
1.771%, 11/18/12 (B) (E)	708	658

(Cost $692)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.9%
Federal National Mortgage Association — 15.9%
6.000%, 12/01/36	3,318	3,568
5.500%, 09/01/17	2,182	2,362
5.500%, 12/01/36	1,438	1,535
5.000%, 06/01/20	2,480	2,651
5.000%, 01/01/36	1,499	1,575
5.000%, 05/01/36	2,992	3,144
5.000%, 02/01/38	3,002	3,154
4.500%, 08/01/20	1,642	1,739
4.500%, 09/01/35	4,246	4,380

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $23,013)		24,108

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Federal Home Loan Mortgage Corporation — 1.0%
2.000%, 09/28/12	1,560	1,573
Federal National Mortgage Association — 4.4%
3.000%, 10/29/14	1,560	1,575

41

Allegiant Total Return Advantage Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal National Mortgage Association — continued
1.750%, 03/23/11	$5,000	$5,081

		6,656

Total U.S. Government Agency Obligations (Cost $8,157)		8,229

U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bonds — 3.4%
5.375%, 02/15/31#	1,485	1,748
4.500%, 02/15/36#	1,260	1,325
4.250%, 08/15/14#	1,885	2,092

		5,165

U.S. Treasury Inflationary Index Bond (TIP) — 3.2%
1.625%, 01/15/18#	4,490	4,855

U.S. Treasury Notes — 10.1%
6.500%, 02/15/10#	1,475	1,495
4.875%, 07/31/11	11,400	12,234
4.875%, 08/15/16#	35	40
4.250%, 08/15/13#	750	828
1.375%, 04/15/12#	685	694

		15,291

Total U.S. Treasury Obligations (Cost $25,329)		25,311

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	77,000	55
Freddie Mac	52,400	43

Total Preferred Stocks (Cost $3,083)		98

AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	598,855	599

(Cost $599)
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.3% (Cost $146,652)		150,191

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 21.3%
Affiliated Money Market Fund — 8.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	12,773,644	12,774

Money Market Funds — 12.8%
AIM STIT Liquid Assets Portfolio	4,946,909	4,947
Fidelity Institutional Prime Money Market Portfolio	4,868,401	4,868
JP Morgan Prime Money Market Fund	580,258	580
Merrill Lynch Select Institutional Fund	4,183,846	4,184
RBC Prime Money Market Fund	4,796,969	4,797

		19,376

	Par (000)	Value (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $7,949, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $8,222)	$8	$8

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $32,158)‡		32,158

TOTAL INVESTMENTS — 120.6% (Cost $178,810)*		182,349

Other Assets & Liabilities – (20.6)%		(31,111)

TOTAL NET ASSETS — 100.0%		$151,238

*	Aggregate cost for Federal income tax purposes is (000) $179,050.

Gross unrealized appreciation (000)	$7,949
Gross unrealized depreciation (000)	(4,650)

Net unrealized appreciation (000)	$3,299

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 31,527.
‡	See Note 8 in Notes to Financial Statements.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods determined in good faith by the Board of Trustees.
(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2009.
(C)	Security in default.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,706 and represents 1.1% of net assets as of November 30, 2009.
(E)	Illiquid Security. Total market value of illiquid securities is (000) $658 and represents 0.4% of net assets as of November 30, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TIP —	Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

See Notes to Financial Statements.

42

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$599	$—
Preferred Stocks	98	—
Short Term Investments Purchased With Collateral From Securities Loaned	32,150	—
Level 2 - Other Significant Observable Inputs
Asset Backed Securities	8,779	—
Collateralized Mortgage Obligations	10,604	—
Commercial Mortgage-Backed Securities	6,144	—
Corporate Bonds	64,494	—
Loan Agreement	658	—
Short Term Investments Purchased With Collateral From Securities Loaned	8	—
U.S. Government Agency Mortgage-Backed Obligations	24,108	—
U.S. Government Agency Obligations	8,229	—
U.S. Treasury Obligations	25,311	—
Level 3 - Significant Unobservable Inputs
Collateralized Mortgage Obligations	1,167	—

Totals	$182,349	$—

See Notes to Financial Statements.

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)		Other Financial Instruments (000)
Balance, 05/31/09
Collateralized Mortgage Obligation	$—		$—
Accrued discounts/premiums
Collateralized Mortgage Obligation	—	(A)	—
Realized gain (loss)
Collateralized Mortgage Obligation	—		—
Change in unrealized appreciation (depreciation)
Collateralized Mortgage Obligation	6		—
Purchases
Collateralized Mortgage Obligation	1,161		—
Sales
Collateralized Mortgage Obligation	—		—
Transfers in and/or out of Level 3
Collateralized Mortgage Obligation	—		—

Balance, 11/30/09	$1,167		$—

(A)	Value is less than $500.

See Notes to Financial Statements.

43

Allegiant Total Return Advantage Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $146,053)*	$149,592
Investments in affiliates at value, (Cost $599)	599
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $19,384)	19,384
Short term investments in affiliates held as collateral for loaned securities, (Cost $12,774)	12,774
Interest receivable	1,528
Receivable for shares of beneficial interest sold	1
Prepaid expenses	17

Total Assets	183,895

LIABILITIES
Payable for collateral for loaned securities	32,158
Payable for shares of beneficial interest purchased	178
Dividends payable
Class I	174
Class A	4
Investment advisory fees payable	50
12b-1 fees payable
Class A	1
Shareholder servicing fees payable
Class A	2
Administration fees payable	8
Custody fees payable	6
Transfer agent fees payable	40
Trustee fees payable	5
Other liabilities	31

Total Liabilities	32,657

TOTAL NET ASSETS	$151,238

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$171,817
Undistributed Net Investment Income	53
Accumulated Net Realized Loss on Investments	(24,171)
Net Unrealized Appreciation on Investments	3,539

Total Net Assets	$151,238

Net Asset Value, Offering and Redemption Price Per Share — Class I ($141,397,890 ÷ 13,696,643 outstanding shares of beneficial interest)	$10.32

Net Asset Value and Redemption Price Per Share — Class A ($9,687,497 ÷ 938,237 outstanding shares of beneficial interest)	$10.33

Maximum Offering Price Per Share — Class A ($10.33 ÷ 95.50%)	$10.82

Net Asset Value and Offering Price Per Share — Class C ($152,431 ÷ 14,745 outstanding shares of beneficial interest)	$10.34

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $31,527.

44

Allegiant Ultra Short Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 14.4%
Automotive — 8.2%
Capital Auto Receivables Asset Trust, Series 2006-2, Cl A3A 4.980%, 05/15/11	$1,090	$1,103
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A2A 3.740%, 03/15/11	256	257
Capital One Prime Auto Receivables Trust, Series 2006-2, Cl A4 4.940%, 07/15/12	3,385	3,454
Ford Credit Auto Owner Trust, Series 2009-D, Cl A2 1.210%, 01/15/12	1,250	1,254
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A 5.150%, 11/15/11	1,956	1,997
Honda Auto Receivables Owner Trust, Series 2009-2, Cl A2 2.220%, 05/17/10	1,550	1,563
Hyundai Auto Receivables Trust, Series 2007-A, Cl A3A 5.040%, 01/17/12	2,332	2,377
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A3 5.030%, 05/16/11	1,254	1,269
USAA Auto Owner Trust, Series 2005-4, Cl A4 4.890%, 08/15/12	543	546
USAA Auto Owner Trust, Series 2006-3, Cl A4 5.360%, 06/15/12	670	684
USAA Auto Owner Trust, Series 2008-1, Cl A-3 4.160%, 04/16/12	343	348
Wachovia Auto Owner Trust, Series 2008-A, Cl A3A 4.810%, 09/20/12	1,600	1,651
World Omni Auto Receivables Trust, Series 2006-A, Cl A4 5.030%, 10/17/11	1,749	1,771
World Omni Auto Receivables Trust, Series 2006-B, Cl A4 5.120%, 06/15/12	1,064	1,094

		19,368

Credit Cards — 4.5%
American Express Issuance Trust, Series 2008-2, Cl A 4.020%, 01/18/11	3,045	3,067
BA Credit Card Trust Series 2008-A5, Cl A5 1.439%, 12/16/13 (A)	1,425	1,428
Chase Issuance Trust, Series 2007-A15, Cl A 4.960%, 09/17/12	3,530	3,647
Citibank Credit Card Issuance Trust, Series 2004-A7, Cl A7 0.497%, 11/25/13 (A)	1,000	988

	Par (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2007-A5, Cl A5 5.500%, 06/22/12	$1,470	$1,508

		10,638

Utilities — 1.7%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4 6.190%, 03/01/13	4,010	4,179

Total Asset Backed Securities (Cost $34,129)		34,185

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.6%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1 5.872%, 02/25/33 (A)	12	9
Fannie Mae, Series 2003-11, Cl DB 5.000%, 04/25/17	421	435
Fannie Mae, Series 2003-113, Cl PC 4.000%, 03/25/15	561	567
Fannie Mae, Series 2003-120, Cl BK 3.500%, 11/25/16	1,522	1,566
Fannie Mae, Series 2003-36, CI OY 4.500%, 01/25/27	86	86
Fannie Mae, Series 2003-54, Cl PD 4.500%, 02/25/28	1,974	1,990
Fannie Mae, Series 2003-81, Cl NY 4.500%, 09/25/16	2,655	2,761
Fannie Mae, Series 2005-105, Cl TL 5.500%, 11/25/31	1,447	1,525
Fannie Mae, Series 2005-21, Cl PB 5.000%, 06/25/28	880	920
Fannie Mae, Series 2005-4, Cl ED 5.000%, 06/25/27	543	549
Fannie Mae, Series 2005-51, Cl PA 5.500%, 01/25/25	281	283
Fannie Mae, Series 2005-63, Cl PQ 4.500%, 10/25/24	80	80
Fannie Mae, Series 2006-25, Cl TA 6.000%, 11/25/29	1,869	1,923
Freddie Mac, Series 2006-3138, Cl QA 5.500%, 02/15/25	283	290
Freddie Mac, Series 2144, Cl ME 4.500%, 04/15/14	2,444	2,556
Freddie Mac, Series 2625, Cl PX 4.000%, 10/15/26	328	332
Freddie Mac, Series 2663, Cl BA 4.000%, 08/15/16	1,158	1,193
Freddie Mac, Series 2677, Cl MC 5.000%, 11/15/26	3,474	3,537
Freddie Mac, Series 2706, CI CB 5.000%, 06/15/20	870	904
Freddie Mac, Series 2716, CI GD 5.000%, 11/15/26	938	956
Freddie Mac, Series 2754, Cl PC 5.000%, 12/15/28	2,580	2,724
Freddie Mac, Series 2755, Cl AD 4.500%, 01/15/29	875	883
Freddie Mac, Series 2769, CI BX 4.500%, 07/15/27	839	864
Freddie Mac, Series 2786, Cl PC 4.500%, 10/15/16	1,885	1,934

45

Allegiant Ultra Short Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2823, CI NJ
4.000%, 07/15/16	$760	$780
Freddie Mac, Series 2836, Cl QD
5.000%, 09/15/27	860	895
Freddie Mac, Series 2869, Cl BD
5.000%, 10/15/26	2,925	3,034
Freddie Mac, Series 2890, Cl PB
5.000%, 11/15/27	2,000	2,079
Freddie Mac, Series 2939, Cl PB
5.000%, 04/15/28	2,642	2,764
Freddie Mac, Series 3023, Cl PN
4.850%, 01/15/29	1,324	1,373
Freddie Mac, Series 3053, Cl OA
5.500%, 06/15/25	292	295
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	621	638
Freddie Mac, Series 3137, Cl DN
5.000%, 02/15/20	3,510	3,682
Freddie Mac, Series 3159, CI TA
5.500%, 11/15/26	623	642
Freddie Mac, Series 3178, Cl PA
5.500%, 10/15/27	773	799
Freddie Mac, Series 3289, CI PA
5.000%, 03/15/27	653	667
Freddie Mac, Series R001, Cl AE
4.375%, 04/15/15	2,263	2,327

Total Collateralized Mortgage Obligations (Cost $48,645)		48,842

CORPORATE BONDS — 13.6%
Cable — 0.3%
Comcast
5.850%, 01/15/10	280	282
Comcast Cable Communications LLC
6.750%, 01/30/11	350	371

		653

Energy — 0.1%
XTO Energy
5.000%, 08/01/10	245	252

Financials — 7.4%
American Express Bank
0.294%, 04/26/10 (A)	445	443
Bear Stearns LLC
5.500%, 08/15/11	2,185	2,292
Countrywide Home Loans (MTN)
4.000%, 03/22/11	2,200	2,247
Credit Suisse USA
6.125%, 11/15/11	1,315	1,433
General Electric Capital
5.000%, 11/15/11#	2,180	2,319
Goldman Sachs Group
6.875%, 01/15/11#	1,830	1,941
HSBC Finance
8.000%, 07/15/10	440	458
6.750%, 05/15/11	550	584
John Deere Capital (MTN)
0.770%, 08/19/10 (A)	350	351
Morgan Stanley
6.750%, 04/15/11	1,675	1,787

	Par (000)	Value (000)

Santander Financial Issuances
6.375%, 02/15/11#	$605	$634
TIAA Global Markets
4.875%, 01/12/11 (B)	250	259
Toyota Motor Credit (MTN)
4.750%, 12/07/09	600	600
Wachovia
5.350%, 03/15/11#	1,540	1,613
5.300%, 10/15/11#	600	638

		17,599

Insurance — 0.4%
Metropolitan Life Global Funding I
5.750%, 07/25/11 (B)	850	898

Retail — 0.2%
Home Depot
5.200%, 03/01/11	400	417

Telecommunications — 1.5%
AT&T
7.300%, 11/15/11	1,225	1,360
British Telecommunications PLC
9.125%, 12/15/10	540	580
Cellco Partnership/Verizon Wireless Capital
3.750%, 05/20/11#	660	684
Verizon Global Funding
7.250%, 12/01/10	920	977

		3,601

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.8%
Citibank NA (TLGP) (FDIC)
1.625%, 03/30/11	3,000	3,044
General Electric Capital (TLGP) (FDIC)
1.800%, 03/11/11	3,000	3,048
JPMorgan Chase (TLGP) (FDIC)
2.625%, 12/01/10	585	598

		6,690

Utilities — 0.9%
Dominion Resources
5.125%, 12/15/09	233	233
Midamerican Funding LLC
6.750%, 03/01/11	477	501
Southern
0.683%, 10/21/11 (A)	1,000	1,003
Xcel Energy
7.000%, 12/01/10	340	358

		2,095

Total Corporate Bonds (Cost $31,891)		32,205

46

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 1.1%
Federal National Mortgage Association — 1.1%
5.500%, 12/01/11	$437	$449
5.500%, 12/01/13	726	784
5.112%, 01/01/36 (A)	1,272	1,330

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $2,460)		2,563

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.0%
Federal Farm Credit Bank — 1.3%
2.375%, 04/07/10 #	3,000	3,022

Federal Home Loan Bank — 6.3%
4.375%, 10/22/10 #	9,615	9,947
3.375%, 08/13/10 #	5,000	5,106

		15,053

Federal Home Loan Mortgage Corporation — 7.8%
4.125%, 10/18/10 #	4,000	4,131
3.125%, 10/25/10	4,050	4,149
1.500%, 01/07/11	10,000	10,117

		18,397

Federal National Mortgage Association — 10.6%
4.750%, 12/15/10	4,000	4,179
2.875%, 10/12/10	13,125	13,406
1.750%, 03/23/11	7,500	7,622

		25,207

Total U.S. Government Agency Obligations (Cost $61,516)		61,679

U.S. TREASURY OBLIGATIONS — 18.7%
U.S. Treasury Notes — 18.7%
4.625%, 08/31/11	230	246
4.125%, 08/15/10#	7,300	7,502
1.750%, 03/31/10	1,500	1,508
1.500%, 10/31/10#	9,955	10,067
1.250%, 11/30/10#	13,825	13,957
0.875%, 12/31/10#	2,500	2,515
0.875%, 03/31/11#	8,500	8,556

Total U.S. Treasury Obligations (Cost $44,207)		44,351

	Number of Shares
AFFILIATED MONEY MARKET FUND — 5.0%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $11,752)	11,751,514	11,752

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.4% (Cost $234,600)		235,577

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 25.9%
Affiliated Money Market Fund — 10.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	24,422,550	24,423

	Number of Shares	Value (000)
Money Market Funds — 15.6%
AIM STIT Liquid Assets Portfolio	9,458,235	$9,458
Fidelity Institutional Prime Money Market Portfolio	9,308,133	9,308
JP Morgan Prime Money Market Fund	1,109,423	1,109
Merrill Lynch Select Institutional Fund	7,999,298	7,999
RBC Prime Money Market Fund	9,171,559	9,172

		37,046

	Par (000)
Repurchase Agreements — 0.0%
HSBC Securities
0.20% (dated 11/30/09, due 12/01/09, repurchase price $15,199, collateralized by The International Bank for Reconstruction and Development Discount Note, 0.000%, due 03/15/10, total market value $15,720)	$15	15

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $61,484)‡		61,484

TOTAL INVESTMENTS — 125.3% (Cost $296,084)*		297,061

Other Assets & Liabilities — (25.3)%		(59,960)

TOTAL NET ASSETS — 100.0%		$237,101

*	Aggregate cost for Federal income tax purposes is (000) $296,084.

Gross unrealized appreciation (000)	$1,075
Gross unrealized depreciation (000)	(98)

Net unrealized appreciation (000)	$977

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 60,329.
‡	See Note 8 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2009.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,157 and represents 0.5% of net assets as of November 30, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

TLGP — Temporary Liquidity Guarantee Program

See Notes to Financial Statements.

47

Allegiant Ultra Short Bond Fund
SCHEDULE OF INVESTMENTS	STATEMENT OF
November 30, 2009 (Unaudited)	ASSETS AND LIABILITIES
November 30, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices

Affiliated Money Market Fund	$11,752	$—

Short Term Investments Purchased With Collateral From Securities Loaned	61,469	—

Level 2 - Other Significant Observable Inputs

Asset Backed Securities	34,185	—

Collateralized Mortgage Obligations	48,842	—

Corporate Bonds	32,205	—

Short Term Investments Purchased With Collateral From Securities Loaned	15	—

U.S. Government Agency Mortgage-Backed Obligations	2,563	—

U.S. Government Agency Obligations	61,679	—

U.S. Treasury Obligations	44,351	—

Level 3 - Significant Unobservable Inputs	—	—

Totals	$297,061	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $222,848)*	$223,825
Investments in affiliates at value, (Cost $11,752)	11,752
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $37,061)	37,061
Short term investments in affiliates held as collateral for loaned securities, (Cost $24,423)	24,423
Interest receivable	1,207
Receivable for shares of beneficial interest sold	1,162
Prepaid expenses	38

Total Assets	299,468

LIABILITIES
Payable for collateral for loaned securities	61,484
Payable for shares of beneficial interest purchased	680
Dividends payable
Class I	127
Class A	3
Investment advisory fees payable	37
12b-1 fees payable
Class A	2
Shareholder servicing fees payable
Class A	4
Administration fees payable	11
Custody fees payable	2
Transfer agent fees payable	10
Other liabilities	7

Total Liabilities	62,367

TOTAL NET ASSETS	$237,101

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$238,467
Undistributed Net Investment Income	246
Accumulated Net Realized Loss on Investments	(2,589)
Net Unrealized Appreciation on Investments	977

Total Net Assets	$237,101

Net Asset Value, Offering and Redemption Price Per Share — Class I ($217,090,924 ÷ 21,502,361 outstanding shares of beneficial interest)	$10.10

Net Asset Value and Redemption Price Per Share — Class A ($20,009,767 ÷ 1,979,107 outstanding shares of beneficial interest)	$10.11

Maximum Offering Price Per Share — Class A ($10.11 ÷ 99.00%)	$10.21

See Notes to Financial Statements.

*	Includes securities on loan with a value of (000) $60,329.

48

Allegiant Intermediate Tax Exempt Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.5%
Arizona — 4.4%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,060
Tucson Street & Highway User Authority (RB) Series A (NATL-RE)
7.000%, 07/01/11	1,500	1,636

		2,696

California — 3.9%
California State (GO) Series A
5.000%, 07/01/17	1,250	1,343
California Statewide Communities Development Authority (RB)
5.000%, 06/15/13	1,000	1,053

		2,396

Colorado — 1.4%
Douglas County School District, Number RE1 (GO) Series 2009
5.250%, 12/15/22	750	885

Delaware — 2.2%
Delaware State (GO) Series 2009C
5.000%, 10/01/24	1,125	1,336

Florida — 11.5%
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	174
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,098
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC)
5.250%, 07/01/16	1,350	1,424
Seminole County School Board (COP) Series A (AMBAC)
5.500%, 07/01/15	1,000	1,113
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	2,070	2,273

		7,082

Georgia — 10.4%
Atlanta Water & Wastewater Authority (RB) Series A (NATL-RE FGIC)
5.500%, 11/01/13	1,200	1,344
Cobb County & Marietta Water Authority (RB) Series 2009
5.250%, 11/01/21	1,560	1,885
Fulton County Development Authority, Georgia
Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,840
Georgia Municipal Electric Authority (RB) Series X (NATL-RE)
6.500%, 01/01/12	1,270	1,357

		6,426

Illinois — 4.0%
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,389

	Par (000)	Value (000)
University of Illinois, Auxilary Facilities (RB) (NATL-RE)
5.000%, 04/01/18	$1,000	$1,091

		2,480

Indiana — 12.6%
Ball State University, Housing and Dining System (RB) (FSA)
5.000%, 07/01/21	2,050	2,169
Purdue University (COP)
5.250%, 07/01/21	1,930	2,215
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,115
Westfield High School Building Corporation (RB) (FSA)
5.000%, 07/15/18	2,100	2,308

		7,807

Massachusettes — 3.8%
Massachusetts Water Pollution Abatement Trust, Pool Program (RB) Series A
5.250%, 02/01/20	1,000	1,188
Massachusetts Water Resources Authority (RB) (FSA) Series B
5.250%, 08/01/23	1,000	1,172

		2,360

Michigan — 3.4%
Kent Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	1,000	1,059
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,020

		2,079

Mississippi — 3.9%
Mississippi Development Bank Special Obligation (RB) Series A (AMBAC)
5.000%, 07/01/16	1,000	1,094
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB) Series A (AMBAC)
5.000%, 11/01/14	1,190	1,334

		2,428

New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, Transportation System (RB) Series B (NATL-RE FGIC)
5.250%, 12/15/14	1,000	1,131

New Mexico — 3.7%
New Mexico Finance Authority (RB) Series A
5.000%, 06/15/13	2,000	2,260

New York — 2.3%
Buffalo Sewer Authority (RB) Series F (NATL-RE FGIC)
6.000%, 07/01/13	1,300	1,410

49

Allegiant Intermediate Tax Exempt Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
North Carolina — 2.7%
Wake County (GO)
5.000%, 03/01/13	$1,500	$1,697

Ohio — 0.4%
Ohio State University (RB) Series A
5.000%, 12/01/17	215	248

Pennsylvania — 8.2%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	200	222
Mount Lebanon School District (GO) Series A
5.000%, 02/15/24	2,250	2,482
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/13	1,760	1,908
Philadelphia Water & Wastewater Authority (RB) Series A
5.750%, 01/01/19	415	474

		5,086

South Carolina — 0.9%
Lexington County Health Services District, Lexington Medical Center (RB)
5.000%, 11/01/16	500	542

Tennessee — 1.8%
Sevierville Public Building Authority, Local Government Public Improvement Project (RB)
5.000%, 06/01/14	1,000	1,120

Texas — 6.1%
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,172
North Texas Health Facilities Development Corporation, United Regional Healthcare System (RB) (FSA)
5.000%, 09/01/17	800	849
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,140
University of Texas (RB) Series A
5.375%, 08/15/13	500	580

		3,741

Virginia — 1.9%
Virginia College Building Authority (RB) Series A
5.000%, 09/01/15	965	1,119
Virginia College Building Authority (RB) Series A (ETM)
5.000%, 09/01/15	35	41

		1,160

Washington — 3.0%
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,610	1,857

Puerto Rico — 1.2%
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	200	208

	Par (000)	Value (000)
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	$500	$532

		740

Total Municipal Bonds (Cost $57,182)		58,967

	Number of Shares
AFFILIATED MONEY MARKET FUND — 6.6%
Allegiant Tax-Exempt Money Market Fund, Class I† (Cost $4,071)	4,070,771	4,071

TOTAL INVESTMENTS — 102.1% (Cost $61,253)*		63,038

Other Assets & Liabilities – (2.1)%		(1,303)

TOTAL NET ASSETS — 100.0%		$61,735

*	Aggregate cost for Federal income tax purposes is (000) $61,231.

Gross unrealized appreciation (000)	$1,965
Gross unrealized depreciation (000)	(158)

Net unrealized appreciation (000)	$1,807

†	See Note 3 in Notes to Financial Statements.

AMBAC — Ambac Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

                     (formerly Municipal Bond Insurance Association)

RB — Revenue Bond

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$4,071	$—
Level 2 - Other Significant Observable Inputs
Municipal Bonds	58,967	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$63,038	$—

See Notes to Financial Statements.

50

Allegiant Intermediate Tax Exempt Bond Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $57,182)	$58,967
Investments in affiliates at value, (Cost $4,071)	4,071
Receivable for shares of beneficial interest sold	3
Interest receivable	758
Prepaid expenses	18

Total Assets	63,817

LIABILITIES
Payable for investment securities purchased	1,902
Dividends payable
Class I	131
Class A	4
Investment advisory fees payable 12b-1 fees payable	20
Class A	1
Shareholder services fees payable
Class A	1
Administration fees payable	3
Custody fees payable	1
Transfer agent fees payable	4
Trustee fees payable	2
Other liabilities	13

Total Liabilities	2,082

TOTAL NET ASSETS	$61,735

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$58,381
Undistributed Net Investment Income	127
Accumulated Net Realized Gain on Investments	1,442
Net Unrealized Appreciation on Investments	1,785

Total Net Assets	$61,735

Net Asset Value, Offering and Redemption Price Per Share — Class I ($56,027,133 ÷ 5,607,596 outstanding shares of beneficial interest)	$9.99

Net Asset Value and Redemption Price Per Share — Class A ($5,673,020 ÷ 566,016 outstanding shares of beneficial interest)	$10.02

Maximum Offering Price Per Share — Class A ($10.02 ÷ 97.00%)	$10.33

Net Asset Value and Offering Price Per Share — Class C ($34,740 ÷ 3,495 outstanding shares of beneficial interest)	$9.94

See Notes to Financial Statements.

51

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 93.6%
Allendale Public School District (GO) Series A (FSA Q-SBLF)
5.500%, 05/01/16	$1,000	$1,190
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,633
Detroit Sewer Disposal (RB) Series C (NATL-RE FGIC)
5.250%, 07/01/16	1,145	1,239
Detroit Water Supply System (RB) (NATL-RE FGIC)
6.500%, 07/01/15	1,000	1,122
Detroit Water Supply System (RB) Series A (NATL-RE)
6.000%, 07/01/13	1,000	1,109
East Lansing School District (GO) Series B (NATL-RE)
5.000%, 05/01/20	1,000	1,084
Forest Hills Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,162
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,065	1,188
Grand Rapids, Sanitary Sewer System Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	1,535	1,746
Haslett Public School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/15	1,030	1,171
Ingham County Building Authority (GO) (NATL-RE)
5.000%, 07/01/16	1,010	1,128
Jenison Public Schools (GO) (NATL-RE FGIC)
5.250%, 05/01/12	1,000	1,082
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,116
Kent County (GO)
5.000%, 01/01/18	750	865
Kent Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,355	2,495
Lake Orion Community School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/20	1,000	1,066
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,247
Michigan State Hospital Finance Authority (RB) (ETM) Series P (NATL-RE)
5.375%, 08/15/14	210	221
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,342
5.000%, 11/01/18	1,000	1,123
Michigan State Trunk Line (RB) Series A (NATL-RE)
5.250%, 11/01/15	1,000	1,132
Michigan State, Environmental Program (GO) Series A
6.000%, 11/01/24	1,000	1,125
Michigan State, Environmental Protection Program (GO)
6.250%, 11/01/12	970	1,042

	Par (000)	Value (000)
Michigan Strategic Fund, Detroit Edison Pollution Control Project (RB) Series AA (NATL-RE FGIC)
6.950%, 05/01/11	$1,150	$1,225
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,132
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	1,045	1,160
Troy City School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	1,000	1,121
University of Michigan (RB) Series A
5.000%, 04/01/19	1,000	1,171
West Branch Rose City Area School District (GO) (FSA Q-SBLF)
5.000%, 05/01/19	1,030	1,112

Total Municipal Bonds (Cost $32,680)		34,549

	Number of Shares
MONEY MARKET FUND — 5.7%
JPMorgan Michigan Municipal Money Market Fund (Cost $2,107)	2,107,145	2,107

TOTAL INVESTMENTS — 99.3%
(Cost $34,787)*		36,656

Other Assets & Liabilities – 0.7%		269

TOTAL NET ASSETS — 100.0%		$36,926

*	Aggregate cost for Federal income tax purposes is (000) $34,678.

Gross unrealized appreciation (000)	$1,978
Gross unrealized depreciation (000)	—

Net unrealized appreciation (000)	$1,978

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

                     (formerly Municipal Bond Insurance Association)

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

See Notes to Financial Statements.

52

Allegiant Michigan Intermediate Municipal Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Money Market Fund	$2,107	$—
Level 2 - Other Significant Observable Inputs
Municipal Bonds	34,549	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$36,656	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $34,787)	$36,656
Interest receivable	376
Prepaid expenses	3

Total Assets	37,035

LIABILITIES
Dividends payable
Class I	69
Class A	6
Investment advisory fees payable	12
12b-1 fees payable
Class A	1
Shareholder service fees payable
Class A	2
Administration fees payable	2
Custody fees payable	1
Transfer agent fees payable	4
Trustee fees payable	1
Other Liabilities	11

Total Liabilities	109

TOTAL NET ASSETS	$36,926

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$34,724
Distributions in Excess of Net Investment Income	(88)
Accumulated Net Realized Gain on Investments	421
Net Unrealized Appreciation on Investments	1,869

Total Net Assets	$36,926

Net Asset Value, Offering and Redemption Price Per Share — Class I ($25,916,850 ÷ 2,570,079 outstanding shares of beneficial interest)	$10.08

Net Asset Value and Redemption Price Per Share — Class A ($10,920,378 ÷ 1,083,557 outstanding shares of beneficial interest)	$10.08

Maximum Offering Price Per Share — Class A ($10.08 ÷ 97.00%)	$10.39

Net Asset Value and Offering Price Per Share — Class C ($88,375 ÷ 8,747 outstanding shares of beneficial interest)	$10.10

See Notes to Financial Statements.

53

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.6%
Ohio — 93.3%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,072
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	935	1,019
5.750%, 12/01/09	1,680	1,680
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,572
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	3,000	3,144
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	245
Canton City School District (GO) Series 2005 (NATL-RE)
5.000%, 12/01/14	1,185	1,280
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Cincinnati (GO) Series A
5.000%, 12/01/15	1,210	1,406
5.000%, 12/01/16	1,260	1,473
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,058
Cleveland Parking Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,375
5.250%, 09/15/22	1,790	2,008
Cleveland Public Power Systems, First Mortgage (RB) Sub-Series 1 (NATL-RE)
6.000%, 11/15/10	445	464
Cleveland Waterworks (RB) Series H (NATL-RE)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,171
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,468
Cuyahoga County (GO)
5.650%, 05/15/18	600	722
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,115
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,435
Fairfield City School District (GO) (NATL-RE FGIC)
5.500%, 12/01/15	1,000	1,066
Franklin County (GO)
5.000%, 12/01/15	1,875	2,195
5.000%, 12/01/16	950	1,101
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,660
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,275
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,180
Hamilton County Sales Tax (RB) Sub-Series A (AMBAC)
5.000%, 12/01/17	2,000	2,151
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,469

	Par (000)	Value (000)
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	$1,000	$1,082
Lakota Local School District (GO) (NATL-RE FGIC)
5.500%, 12/01/15	1,245	1,478
Licking County Joint Vocational School District (GO) (NATL-RE)
5.375%, 12/01/17	1,670	1,799
Mad River Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/14	1,060	1,234
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,491
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,405
5.000%, 09/01/15	1,695	1,909
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,562
5.375%, 12/01/16	1,250	1,308
Montgomery County Solid Waste Authority (RB) (NATL-RE)
5.350%, 11/01/10	470	470
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	3,038
Ohio Housing Finance Agency (RB) Series A (FSA)
5.000%, 04/01/16	1,590	1,832
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
0.000%, 01/15/13 (A)	1,340	1,046
Ohio State Cultural and Sports Capital Facilities (RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,827
Ohio State Cultural and Sports Capital Facilities (RB) Series B
5.000%, 10/01/16	500	573
Ohio State Department of Administrative Services, DAS Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,212
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/12	1,000	1,112
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,087
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,064
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	671
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	1,500	1,589

54

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB)
5.250%, 10/01/14	$1,045	$1,203
Ohio State Higher Educational Facility Commission, University of Dayton 2001 Project (RB) (AMBAC)
5.500%, 12/01/11	1,000	1,060
Ohio State Higher Educational Facility Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,803
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,127
5.000%, 02/15/19	1,000	1,123
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/17	2,000	2,327
5.500%, 02/15/18	1,000	1,166
Ohio State University (RB) Series A
5.000%, 12/01/17	1,000	1,154
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.000%, 12/01/20	3,015	3,503
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,229
Ohio State, Major New State Infrastructure Project (RB) Series 2008-1
5.750%, 06/15/18	500	595
Olentangy Local School District (GO) (FSA)
5.500%, 12/01/19	35	37
Sharonville (GO) (NATL-RE FGIC)
5.250%, 06/01/13	1,000	1,132
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/15	550	630
5.750%, 12/01/16	400	460
Teays Valley Local School District (GO) (NATL-RE)
5.000%, 12/01/19	1,070	1,156
University of Cincinnati (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,200
University of Cincinnati (RB) Series T
5.500%, 06/01/11	1,110	1,175
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,285
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	469
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,580
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	855
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/13	135	157

	Par (000)	Value (000)
5.750%, 12/01/14	$690	$818
5.750%, 12/01/15	740	886
5.750%, 12/01/16	800	967
5.750%, 12/01/17	400	485

		108,255

Puerto Rico — 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/14	1,295	1,423
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	160	167
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	100	111
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	300	311
5.000%, 07/01/18	500	513
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	836
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	532

		3,893

Total Municipal Bonds (Cost $106,524)		112,148

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.6%
Allegiant Ohio Municipal Money Market Fund, Class I† (Cost $5,309)	5,308,709	5,309

TOTAL INVESTMENTS — 101.2% (Cost $111,833)*		117,457

Other Assets & Liabilities – (1.2)%		(1,425)

TOTAL NET ASSETS — 100.0%		$116,032

55

Allegiant Ohio Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS	STATEMENT OF
November 30, 2009 (Unaudited)	ASSETS AND LIABILITIES
November 30, 2009 (Unaudited)

*	Aggregate cost for Federal income tax purposes is (000) $111,833.

Gross unrealized appreciation (000)	$5,813
Gross unrealized depreciation (000)	(189)

Net unrealized appreciation (000)	$5,624

†	See Note 3 in Notes to Financial Statements.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation (formerly

                     Municipal Bond Insurance Association)

RB — Revenue Bond

STRB — Special Tax Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$5,309	$—
Level 2 - Other Significant Observable Inputs
Municipal Bonds	112,148	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$117,457	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $106,524)	$112,148
Investments in affiliates at value, (Cost $5,309)	5,309
Receivable for shares of beneficial interest sold	3
Dividends and interest receivable	2,047
Prepaid expenses	3

Total Assets	119,510

LIABILITIES
Payable for investment securities purchased	3,124
Dividends Payable
Class I	269
Class A	8
Investment advisory fees payable	38
12b-1 fees payable
Class A	2
Class C	1
Shareholder servicing fees payable
Class A	3
Administration fees payable	6
Custody fees payable	2
Transfer agent fees payable	6
Trustee fees payable	2
Other liabilities	17

Total Liabilities	3,478

TOTAL NET ASSETS	$116,032

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$109,789
Distributions in Excess of Net Investment Income	(65)
Accumulated Net Realized Gain on Investments	684
Net Unrealized Appreciation on Investments	5,624

Total Net Assets	$116,032

Net Asset Value, Offering and Redemption Price Per Share — Class I ($102,450,355 ÷ 8,990,036 outstanding shares of beneficial interest)	$11.40

Net Asset Value and Redemption Price Per Share — Class A ($12,707,320 ÷ 1,118,940 outstanding shares of beneficial interest)	$11.36

Maximum Offering Price Per Share — Class A ($11.36 ÷ 97.00%)	$11.71

Net Asset Value and Offering Price Per Share — Class C ($873,854 ÷ 77,050 outstanding shares of beneficial interest)	$11.34

See Notes to Financial Statements.

56

Allegiant Pennsylvania Intermediate Municipal Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.4%
Pennsylvania — 90.8%
Allegheny County Higher Education Building Authority, Duquesne University (RB) 5.000%, 03/01/16	$975	$1,085
Allegheny County Higher Education Building Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC) 5.000%, 04/01/19	500	525
Allegheny County Higher Education Building Authority, Duquesne University Project (RB) Series A (AMBAC) 6.500%, 03/01/10	380	385
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A 5.000%, 09/01/18	500	526
Blair County (GO) Series A (AMBAC) 5.375%, 08/01/13	270	305
Central Dauphin School District (GO) (FSA) 5.000%, 12/01/20	1,000	1,066
Commonwealth of Pennsylvania (GO) 5.000%, 01/01/15	1,000	1,160
Commonwealth of Pennsylvania (GO) (NATL-RE) 5.375%, 07/01/19	1,000	1,201
Erie County, Prerefunded 09/01/15 @ 100 (GO) Series B (FGIC) 5.000%, 09/01/21	920	1,078
Garnet Valley School District (GO) (NATL-RE FGIC) 5.375%, 04/01/13	500	541
Gettysburg Municipal Authority, Gettysburg College (RB) (NATL-RE) 5.375%, 08/15/13	1,000	1,143
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA) 5.000%, 09/01/16	1,550	1,740
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A 5.000%, 06/01/13	1,030	1,096
Moon Area School District (GO) Series A (NATL-RE FGIC) 0.000%, 11/15/11 (A)	1,070	1,039
Mount Lebanon School District (GO) Series A 5.000%, 02/15/20	1,000	1,133
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (FSA) 5.000%, 12/15/19	1,055	1,243
North Huntingdon Township Municipal Authority (RB) (AMBAC) 5.500%, 04/01/15	1,025	1,073
Northampton County General Purpose Authority (RB) 5.250%, 10/01/15	1,000	1,173
Parkland School District (GO) (NATL-RE FGIC) 5.375%, 09/01/14	1,000	1,147
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC) 6.000%, 09/01/19	1,000	1,214

	Par (000)	Value (000)
Pennsylvania Higher Educational Facilities Authority, Carnegie Mellon University (RB) 5.000%, 08/01/19	$400	$454
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education (RB) Series AF (NATL-RE) 5.000%, 06/15/17	1,000	1,115
Pennsylvania Intergovernmental Cooperative Authority, City of Philadelphia Funding Program (STRB) 5.000%, 06/15/19	675	761
Pennsylvania State University (RB) 5.250%, 08/15/13	1,000	1,143
Pennsylvania State University (RB) Series A 5.000%, 03/01/18	500	581
Pennsylvania Turnpike Commission (RB) Series A (FSA) 5.000%, 07/15/15	915	1,035
Pennsylvania Turnpike Commission (RB) Sub-Series B 5.000%, 06/01/19	1,000	1,097
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM) 7.000%, 07/01/10	50	52
Philadelphia Parking Authority, Airport Parking (RB) 5.000%, 09/01/13	1,350	1,463
Philadelphia Water & Wastewater Authority (RB) (NATL-RE) 6.250%, 08/01/11	175	189
Philadelphia Water & Wastewater Authority (RB) Series A 5.750%, 01/01/19	400	457
Pittsburgh School District (GO) Series A (FSA) 5.250%, 09/01/12	1,000	1,089
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (NATL-RE) 5.750%, 10/01/16	150	157
Tredyffrin-Easttown School District (GO) 5.000%, 02/15/15	500	584
University of Pittsburgh, Capital Project (RB) Series B 5.000%, 09/15/18	1,000	1,172
Washington County Authority, Special Sub-Series ACRL (RB) (ETM) 7.875%, 12/15/18	1,000	1,411
West Chester Area School District (GO) Series A (FSA) 5.000%, 05/15/13	1,000	1,124
West Whiteland Municipal Authority (RB) (ETM) 6.400%, 09/15/13	170	189

		33,946

Puerto Rico — 6.6%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series BB (FSA) 5.250%, 07/01/22	400	434

57

Allegiant Pennsylvania Intermediate Municipal Bond Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC) 5.500%, 07/01/17	$1,340	$1,395
Commonwealth of Puerto Rico (GO) Series A (FSA) 5.500%, 07/01/17	380	421
Puerto Rico Electric Power Authority (RB) Series VV 5.500%, 07/01/20	200	209

		2,459

Total Municipal Bonds (Cost $34,163)		36,405

	Number of Shares
AFFILIATED MONEY MARKET FUND — 5.9%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I† (Cost $2,227)	2,226,979	2,227

TOTAL INVESTMENTS — 103.3% (Cost $36,390)*		38,632

Other Assets & Liabilities – (3.3)%		(1,246)

TOTAL NET ASSETS — 100.0%		$37,386

*	Aggregate cost for Federal income tax purposes is (000) $36,387.

Gross unrealized appreciation (000)	$2,287
Gross unrealized depreciation (000)	(42)

Net unrealized appreciation (000)	$2,245

†	See Note 3 in Notes to Financial Statements.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

  (formerly Municipal Bond Insurance Association)

RB — Revenue Bond

STRB — Special Tax Revenue Bond

See Notes to Financial Statements.

  Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1- Quoted Prices
Affiliated Money Market Fund	$2,227	$—
Level 2 - Other Significant Observable Inputs
Municipal Bonds	36,405	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$38,632	$—

See Notes to Financial Statements.

58

Allegiant Pennsylvania Intermediate Municipal Bond Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $34,163)	$36,405
Investments in affiliates at value, (Cost $2,227)	2,227
Receivable for shares of beneficial interest sold	38
Interest receivable	478
Prepaid expenses	2

Total Assets	39,150

LIABILITIES
Payable for investment securities purchased	1,660
Dividends payable
Class I	73
Class A	2
Investment advisory fees payable	12
12b-1 fees payable
Class C	1
Shareholder servicing fees payable
Class A	1
Administration fees payable	2
Custody fees payable	1
Transfer agent fees payable	2
Trustee fees payable	1
Other liabilities	9

Total Liabilities	1,764

TOTAL NET ASSETS	$37,386

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$35,001
Distributions in excess of Net Investment Income	(43)
Accumulated Net Realized Gain on Investments	186
Net Unrealized Appreciation on Investments	2,242

Total Net Assets	$37,386

Net Asset Value, Offering and Redemption Price Per Share — Class I ($31,023,066 ÷ 2,914,720 outstanding shares of beneficial interest)	$10.64

Net Asset Value and Redemption Price Per Share — Class A ($4,139,226 ÷ 388,142 outstanding shares of beneficial interest)	$10.66

Maximum Offering Price Per Share — Class A ($10.66 ÷ 97.00%)	$10.99

Net Asset Value and Offering Price Per Share — Class C ($2,223,227 ÷ 208,650 outstanding shares of beneficial interest)	$10.66

See Notes to Financial Statements.

59

Allegiant Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2009 (Unaudited)

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest	$6,086	$4,458	$576	$6,967
Income from affiliate(1)	4	4	—	9
Security lending income from non-affiliated investments	—	—	—	4
Security lending income from affiliated funds(1)	10	—	1	31

Total Investment Income	6,100	4,462	577	7,011

Expenses:
Investment advisory fees	566	343	30	752
Administration fees	73	50	4	109
12b-1 fees:
Class I(1)	(27)	(17)	—	(37)
Class A	1	3	—	1
Class C	2	14	—	5
Shareholder servicing fees:
Class A	7	20	—	13
Class C	1	5	—	1
Transfer agent fees	25	32	1	43
Custodian fees	18	20	3	23
Professional fees	20	14	5	26
Pricing service fees	10	39	4	10
Printing and shareholder reports	12	7	1	14
Registration and filing fees	18	22	9	18
Trustees’ fees	10	6	1	14
Miscellaneous	7	5	1	9

Total Expenses	743	563	59	1,001

Less:
Waiver of investment advisory fees(1)	—	—	(14)	—

Net Expenses	743	563	45	1,001

Net Investment Income	5,357	3,899	532	6,010

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	873	(179)	39	2,404
Net change in unrealized appreciation/depreciation on investments	11,528	3,510	1,459	13,177

Net Gain on Investments	12,401	3,331	1,498	15,581

Net Increase in Net Assets Resulting from Operations	$17,758	$7,230	$2,030	$21,591

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

60

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest	$2,481	$3,780	$2,006
Income from affiliate(1)	5	6	7
Security lending income from non-affiliated investments	1	—	—
Security lending income from affiliated funds(1)	10	10	9

Total Investment Income	2,497	3,796	2,022

Expenses:
Investment advisory fees	273	314	174
Administration fees	46	46	51
12b-1 fees:
Class I(1)	(14)	(21)	(8)
Class A	1	1	3
Class C	11	1	—
Shareholder servicing fees:
Class A	10	12	20
Class C	4	—	—
Transfer agent fees	17	45	28
Custodian fees	12	13	10
Professional fees	13	12	11
Pricing service fees	8	12	6
Printing and shareholder reports	6	5	4
Registration and filing fees	20	20	22
Trustees’ fees	5	6	4
Miscellaneous	3	5	3

Total Expenses	415	471	328

Net Investment Income	2,082	3,325	1,694

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	378	(2,170)	21
Net change in unrealized appreciation/depreciation on investments	1,735	12,898	420

Net Gain on Investments	2,113	10,728	441

Net Increase in Net Assets Resulting from Operations	$4,195	$14,053	$2,135

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

61

Allegiant Tax Exempt Bond Funds STATEMENTS OF OPERATIONS (000) For the Six Months Ended November 30, 2009	(Unaudited)

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Investment Income:
Interest	$1,302	$797	$2,295	$699
Income from affiliate(1)	2	—	3	—

Total Investment Income	1,304	797	2,298	699

Expenses:
Investment advisory fees	130	74	230	75
Administration fees	20	12	34	12
12b-1 fees:
Class I(1)	(7)	(2)	(11)	(2)
Class A	1	1	2	—
Class C	—	—	3	8
Shareholder servicing fees:
Class A	7	14	16	4
Class C	—	—	1	3
Transfer agent fees	6	7	11	4
Custodian fees	4	3	6	3
Professional fees	8	7	12	6
Pricing service fees	5	3	7	3
Printing and shareholder reports	3	1	4	1
Registration and filing fees	16	6	6	4
Trustees’ fees	3	1	4	1
Miscellaneous	2	1	3	1

Total Expenses	198	128	328	123

Net Investment Income	1,106	669	1,970	576

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	1,066	311	308	314
Net change in unrealized appreciation/depreciation on investments	(277)	130	839	177

Net Gain on Investments	789	441	1,147	491

Net Increase in Net Assets Resulting from Operations	$1,895	$1,110	$3,117	$1,067

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

62

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Allegiant Fixed Income Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)	(Unaudited)

	Bond Fund		Government Mortgage Fund		High Yield Bond Fund
	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009
Investment Activities:
Net investment income	$5,357	$13,353	$3,899	$8,273	$532	$825
Net realized gain (loss) on investments sold and foreign currency transactions	873	(9,073)	(179)	280	39	(326)
Net change in unrealized appreciation/depreciation on investments	11,528	1,373	3,510	6,189	1,459	(814)

Net increase (decrease) in net assets resulting from operations	17,758	5,653	7,230	14,742	2,030	(315)

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(5,240)	(13,301)	(3,489)	(7,995)	(527)	(803)
Class A	(111)	(265)	(346)	(584)	(11)	(17)
Class B	—	(11)	—	(87)	—	—
Class C	(6)	(8)	(65)	(47)	—	—
Distributions from net realized capital gains
Class I	—	—	—	—	—	(2)
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—

Total dividends	(5,357)	(13,585)	(3,900)	(8,713)	(538)	(822)

Share Transactions:
Proceeds from shares issued:
Class I	15,110	29,472	9,923	22,270	931	7,095
Class A	148	438	2,473	5,032	51	—
Class B	—	24	—	184	—	—
Class C	15	207	2,791	1,830	—	—
Exchange of Class B shares for Class A shares:(1)
Class A	—	222	—	2,432	—	—
Class B	—	(222)	—	(2,432)	—	—
Reinvestment of dividends:
Class I	2,160	4,645	1,124	1,947	385	625
Class A	78	185	258	432	11	17
Class B	—	9	—	65	—	—
Class C	6	8	17	27	—	—

Total proceeds from shares issued and reinvested	17,517	34,988	16,586	31,787	1,378	7,737

Value of shares redeemed:
Class I	(44,317)	(70,491)	(23,739)	(51,178)	(706)	(2,689)
Class A	(457)	(1,275)	(2,686)	(3,682)	(39)	—
Class B	—	(160)	—	(646)	—	—
Class C	(1)	(46)	(197)	(251)	—	—

Total value of shares redeemed	(44,775)	(71,972)	(26,622)	(55,757)	(745)	(2,689)

Increase (decrease) in net assets from share transactions	(27,258)	(36,984)	(10,036)	(23,970)	633	5,048

Total increase (decrease) in net assets	(14,857)	(44,916)	(6,706)	(17,941)	2,125	3,911

Net Assets:
Beginning of period	264,223	309,139	175,609	193,550	10,453	6,542

End of period*	$249,366	$264,223	$168,903	$175,609	$12,578	$10,453

*Including undistributed (distributions in excess of) net investment income	$26	$26	$(7)	$(6)	$(1)	$5

(1)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

64

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009

$6,010	$15,179	$2,082	$5,229	$3,325	$15,309	$1,694	$2,165
2,404	(345)	378	667	(2,170)	(21,760)	21	309
13,177	4,025	1,735	1,442	12,898	(2,787)	420	301

21,591	18,859	4,195	7,338	14,053	(9,238)	2,135	2,775

(5,849)	(14,788)	(1,958)	(5,040)	(3,124)	(14,724)	(1,563)	(2,192)
(147)	(309)	(101)	(125)	(193)	(532)	(136)	(82)
—	(100)	—	(12)	—	(41)	—	—
(14)	(20)	(23)	(16)	(3)	(9)	—	—
—	—	—	—	—	(3,752)	—	—
—	—	—	—	—	(105)	—	—
—	—	—	—	—	(12)	—	—
—	—	—	—	—	(2)	—	—

(6,010)	(15,217)	(2,082)	(5,193)	(3,320)	(19,177)	(1,699)	(2,274)

29,800	67,376	26,146	31,441	2,578	49,478	185,522	40,274
990	957	3,550	4,283	472	2,770	14,609	12,419
—	106	—	29	—	10	—	—
484	491	2,207	1,263	24	18	—	—
—	2,924	—	446	—	772	—	—
—	(2,924)	—	(446)	—	(772)	—	—
2,079	4,477	1,290	2,901	1,874	6,519	833	1,401
126	259	85	94	170	548	120	77
—	87	—	8	—	43	—	—
6	17	20	15	1	7	—	—

33,485	73,770	33,298	40,034	5,119	59,393	201,084	54,171

(32,236)	(76,952)	(26,703)	(36,233)	(24,156)	(272,710)	(61,100)	(15,640)
(1,221)	(2,245)	(1,169)	(943)	(1,796)	(4,688)	(6,610)	(938)
—	(1,165)	—	(87)	—	(521)	—	—
(47)	(115)	(114)	(76)	(22)	(104)	—	—

(33,504)	(80,477)	(27,986)	(37,339)	(25,974)	(278,023)	(67,710)	(16,578)

(19)	(6,707)	5,312	2,695	(20,855)	(218,630)	133,374	37,593

15,562	(3,065)	7,425	4,840	(10,122)	(247,045)	133,810	38,094

366,272	369,337	148,487	143,647	161,360	408,405	103,291	65,197

$381,834	$366,272	$155,912	$148,487	$151,238	$161,360	$237,101	$103,291

$212	$212	$(132)	$(132)	$53	$48	$246	$251

65

Allegiant Tax Exempt Bond Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)	(Unaudited)

	Intermediate Tax Exempt Bond Fund
	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009
Investment Activities:
Net investment income	$1,106	$2,626
Net realized gain (loss) on investments sold	1,066	438
Net change in unrealized appreciation/depreciation on investments	(277)	(74)

Net increase in net assets resulting from operations	1,895	2,990

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,016)	(2,463)
Class A	(84)	(168)
Class B	—	(4)
Class C	(1)	—
Distributions from net realized capital gains:
Class I	—	(87)
Class A	—	(6)
Class B	—	—
Class C	—	—

Total dividends and distributions	(1,101)	(2,728)

Share Transactions:
Proceeds from shares issued:
Class I	2,419	10,569
Class A	432	2,279
Class B	—	—
Class C	7	42
Proceeds from exchange of Class B shares for Class A shares:(1)
Class A	—	142
Class B	—	(142)
Reinvestment of dividends and distributions:
Class I	35	86
Class A	52	104
Class B		3
Class C	—	—

Total proceeds from shares issued and reinvested	2,945	13,083

Value of shares redeemed:
Class I	(12,008)	(17,981)
Class A	(112)	(1,784)
Class B	—	(35)
Class C	(15)	(8)

Total value of shares redeemed	(12,135)	(19,808)

Increase (decrease) in net assets from share transactions	(9,190)	(6,725)

Total increase (decrease) in net assets	(8,396)	(6,463)

Net Assets:
Beginning of period	70,131	76,594

End of period*	$61,735	$70,131

*Including undistributed (distributions in excess of) net investment income	$127	$122

(1)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

66

Michigan Intermediate Municipal Bond Fund		Ohio Intermediate Tax Exempt Bond Fund		Pennsylvania Intermediate Municipal Bond Fund
For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009

$669	$1,555	$1,970	$4,098	$576	$1,180
311	223	308	673	314	(129)
130	(361)	839	1,092	177	715

1,110	1,417	3,117	5,863	1,067	1,766

(484)	(1,165)	(1,760)	(3,736)	(504)	(1,088)
(183)	(384)	(200)	(330)	(45)	(67)
—	(5)	—	(14)	—	—
(1)	(2)	(10)	(18)	(23)	(24)
—	(302)	—	—	—	(248)
—	(112)	—	—	—	(15)
—	(2)	—	—	—	—
—	(1)	—	—	—	(7)

(668)	(1,973)	(1,970)	(4,098)	(572)	(1,449)

972	3,911	7,464	18,876	1,904	3,002
94	580	825	3,814	1,379	708
—	2	—	—	—	—
5	26	235	91	481	1,482

—	145	—	601	—	—
—	(145)	—	(601)	—	—
25	76	21	49	6	30
144	394	143	260	31	56
—	7	—	9	—	—
1	2	8	11	20	24

1,241	4,998	8,696	23,110	3,821	5,302

(2,275)	(13,190)	(6,992)	(28,840)	(3,620)	(5,331)
(255)	(2,171)	(825)	(2,151)	(38)	(238)
—	(110)	—	(81)	—	—
—	—	(15)	(126)	(82)	(376)

(2,530)	(15,471)	(7,832)	(31,198)	(3,740)	(5,945)

(1,289)	(10,473)	864	(8,088)	81	(643)

(847)	(11,029)	2,011	(6,323)	576	(326)

37,773	48,802	114,021	120,344	36,810	37,136

$36,926	$37,773	$116,032	$114,021	$37,386	$36,810

$(88)	$(89)	$(65)	$(65)	$(43)	$(47)

67

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust of the same name that was organized on January 28, 1986. As of November 30, 2009, the Trust offered for sale shares of 28 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Fixed Income and Tax Exempt Bond Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Allegiant Funds discontinued offering Class B Shares to investors on May 31, 2006 and the Funds automatically exchanged all Class B Shares for Class A Shares of the same Fund in the amount equal to the aggregate net asset value of each shareholder’s holdings effective April 6, 2009 in a tax-free conversion.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Fixed Income and Tax Exempt Bond Funds. The financial statements of the Equity Funds and the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fixed Income and Tax Exempt Bond Funds.

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security

68

that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available are valued at their bid prices. The Funds, under supervision of the Board of Trustees (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Non-mutual fund short-term investments held as collateral for loaned securities are valued at amortized cost.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

69

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

• Level 1	—	quoted prices in active markets for identical securities

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2009 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets of the Funds. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or even allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Fixed Income and Tax Exempt Bond Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Fixed Income and Tax Exempt Bond Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

When-Issued and Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Funds account for such transactions as purchases and sales at the commitment date and maintain as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Loan Agreements

Certain Funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as

70

agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of November 30, 2009, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation, from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Derivative Financial Instruments

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently and are included in the respective Fund’s Schedule of Investments. A Fund realizes gains or losses at the time the forward contracts are extinguished. The change in the unrealized gain or loss on open forward foreign currency contracts and the gain or loss recognized upon the close of forward foreign currency contracts are included in the respective Fund’s Statement of Operations. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

Forward currency contracts are primarily used to hedge currency risk. In such cases, a Fund will typically enter into a contract to protect against foreign currency variations in approximation to the amount of securities denominated in such a foreign currency. Furthermore, such contracts may be entered into in anticipation of hedging against the effect of currency fluctuations when a foreign denominated security is purchased or sold, such as in the case of an anticipated security sale that would result in the receipt of a foreign currency at an anticipated future date which must then be exchanged for U.S. dollars. Alternatively, a Fund may also use foreign currency forwards to gain un-hedged exposure to various currencies and help to expand investment opportunities for diversification of portfolios, thus enabling a Fund to take advantage of a particular global monetary/fiscal policy view in a liquid manner. During the six months ended November 30, 2009, no such contracts were entered into by any of the Fixed Income or Tax Exempt Bond Funds.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Adviser

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PNC Capital”), its affiliate, to form PNC Capital Advisors, LLC (the “Adviser” or the “New Adviser”) (“the Merger”). Allegiant became an affiliate of PNC Capital upon the acquisition of its parent company, National City Corporation (“NCC”),

71

Allegiant Fixed Income and Tax Exempt Bond Funds NOTES TO FINANCIAL STATEMENTS November 30, 2009 (Unaudited)

by The PNC Financial Services Group, Inc. (“PNC Group”) on December 31, 2008. PNC Group subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PNC Capital to form the New Adviser. References in this report to the “Adviser” concerning matters prior to September 29, 2009 refer to Allegiant Asset Management Company and references concerning matters after September 29, 2009 refer to PNC Capital Advisors, LLC.

Investment Advisory Fees

Fees paid by the Fixed Income and Tax Exempt Bond Funds pursuant to the Advisory Agreement with the Adviser, an indirect wholly owned subsidiary of PNC Group, are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees or reimburse expenses of the Fund. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect for the six months ended November 30, 2009.

	Annual Rate	Fee Waiver
Bond Fund	0.45%	0.00%
Government Mortgage Fund	0.40%	0.00%
High Yield Bond Fund	0.50%	0.24%
Intermediate Bond Fund	0.40%	0.00%
Limited Maturity Bond Fund	0.35%	0.00%
Total Return Advantage Fund	0.40%	0.00%
Ultra Short Bond Fund	0.20%	0.00%
Intermediate Tax Exempt Bond Fund	0.40%	0.00%
Michigan Intermediate Municipal Bond Fund	0.40%	0.00%
Ohio Intermediate Tax Exempt Bond Fund	0.40%	0.00%
Pennsylvania Intermediate Municipal Bond Fund	0.40%	0.00%

During the six months ended November 30, 2009, the Adviser voluntarily implemented fee waivers to maintain the expense ratios of Class I and Class A Shares of the High Yield Bond Fund as follows:

	Total Annual Fund Operating Expenses after Fee Waivers*,**
	Class I	Class A
High Yield Bond Fund	0.75%	1.01%

*	These voluntary waivers are expected to remain in effect until May 31, 2010. The voluntary waivers may be changed or terminated by the Adviser at any time.
**	Fund Operating Expenses reflected here may vary from the expense ratios presented in the financial highlights as a result of the termination of the Class I Shares’ 12b-1 plan.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A and Class C Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

PFPC Trust Co. (which will be renamed PNC Trust Company, on or about June 7, 2010), an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Funds (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC Global is Assistant Treasurer of the Trust and Advantage. Another officer of PNC Global is Assistant Secretary of the Trust and Advantage.

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Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC, the principal underwriter (the “Underwriter”), are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. For the six months ended November 30, 2009, the 12b-1 fee accrual rates were as shown below:

	Annual Rate
	Class A	Class C
Bond Fund	0.03%	0.75%
Government Mortgage Fund	0.03%	0.75%
High Yield Bond Fund	0.01%	N/A
Intermediate Bond Fund	0.03%	0.75%
Limited Maturity Bond Fund	0.03%	0.75%
Total Return Advantage Fund	0.03%	0.75%
Ultra Short Bond Fund	0.03%	N/A
Intermediate Tax Exempt Bond Fund	0.03%	0.75%
Michigan Intermediate Municipal Bond Fund	0.02%	0.75%
Ohio Intermediate Tax Exempt Bond Fund	0.03%	0.75%
Pennsylvania Intermediate Municipal Bond Fund	0.02%	0.75%

The Rule 12b-1 plan for Class I Shares was terminated June 18, 2009. Any balances accrued as of June 18, 2009 were returned to the respective Funds.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PNC Global and National City Bank (“NCB”), an affiliate of the Adviser, were parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC Global and NCB served as Co-Administrators to the Trust for the period June 1, 2008 to February 28, 2009. Effective March 1, 2009, PNC Global and the Adviser began serving as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.0558% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2009, approximately 0.0232% was allocated to PNC Global and approximately 0.0326% was allocated to the Adviser.

73

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

Legal Fees

Expenses paid by the Trust during the six months ended November 30, 2009 include legal fees of $225,978 paid to Drinker Biddle & Reath LLP. Of this amount, the Fixed Income and Tax Exempt Bonds Funds paid $39,672 to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Transfer Agent

PNC Global serves as Transfer Agent for the Funds. For its services as Transfer Agent, PNC Global receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2009, PNC Global received $833,685 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Fixed Income and Tax Exempt Bond Funds paid $154,905 to PNC Global.

Affiliated Funds

Pursuant to SEC rules, the Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 8) to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliated funds” in the Statements of Operations. PNC Group owns a minority interest in BlackRock, Inc. As a result of the merger of NCC and PNC Group on December 31, 2008, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the six months ended November 30, 2009 are shown in the table below.

	Allegiant Advantage Institutional Money Market Fund (000)	Allegiant Money Market Funds (000)	BlackRock Liquidity Funds (000)
Bond Fund	$(12,944)	$—	$(2,303)
Government Mortgage Fund	484	—	—
High Yield Bond Fund	1,053	(161)	(98)
Intermediate Bond Fund	(18,445)	—	(6,005)
Limited Maturity Bond Fund	(9,590)	—	(1,830)
Total Return Advantage Fund	(12,268)	—	(1,700)
Ultra Short Bond Fund	15,784	—	(1,381)
Intermediate Tax Exempt Bond Fund	—	3,134	—
Ohio Intermediate Tax Exempt Bond Fund	—	5,293	—
Pennsylvania Intermediate Municipal Bond Fund	—	730	—

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

Details of affiliated holdings at November 30, 2009 are included in the respective Fund’s Schedules of Investments.

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4. Investments

During the six months ended November 30, 2009, the cost of purchases and proceeds from sales of investments, other than short-term investments and long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$28,983	$59,008
Government Mortgage Fund	6,659	17,249
High Yield Bond Fund	4,708	4,175
Intermediate Bond Fund	55,008	78,125
Limited Maturity Bond Fund	31,186	31,399
Total Return Advantage Fund	38,753	59,312
Ultra Short Bond Fund	132,063	27,047
Intermediate Tax Exempt Bond Fund	17,838	27,717
Michigan Intermediate Municipal Bond Fund	1,624	4,218
Ohio Intermediate Tax Exempt Bond Fund	12,114	11,558
Pennsylvania Intermediate Municipal Bond Fund	9,109	8,260

During the six months ended November 30, 2009, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$37,786	$24,817
Intermediate Bond Fund	49,176	24,981
Limited Maturity Bond Fund	32,217	22,423
Total Return Advantage Fund	43,813	38,466
Ultra Short Bond Fund	30,822	9,046

5. Federal Income Taxes

Each of the Fixed Income and Tax Exempt Bond Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current period ended November 30, 2009, the fiscal year ended May 31, 2009 and for all open tax years (years ended May 31, 2006 through May 31, 2008) and has concluded that no provision for income tax is required in the Funds’ financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, wash sales, market discount, paydowns, foreign currency transactions, distribution payables, dividends deemed paid upon shareholder redemption of Fund Shares and the expiration of capital loss carryforwards. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the year ended May 31, 2009:

	Undistributed (Distributions in Excess of) Net Investment Income (000)		Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Bond Fund	$37		$6,810	$(6,847)
Government Mortgage Fund	190		1,801	(1,991)
High Yield Bond Fund	—	*	— *	—
Intermediate Bond Fund	22		(22)	—	*
Limited Maturity Bond Fund	11		32	(43)
Total Return Advantage Fund	98		(98)	—	*
Ultra Short Bond Fund	19		(19)	—
Intermediate Tax Exempt Bond Fund	366		(416)	50
Michigan Intermediate Municipal Bond Fund	6		(36)	30
Ohio Intermediate Tax Exempt Bond Fund	—		(115)	115
Pennsylvania Intermediate Municipal Bond Fund	(1)		1	—	*

*	Amount represents less than $500.

75

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2009, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

Fund	Expiring May 31,
	2010	2012	2013	2014	2015	2017	Total
Bond Fund*	$11,952	$—	$—	$1,212	$2,875	$2,848	$18,887
Government Mortgage Fund*	—	2,107	—	2,274	2,138	—	6,519
High Yield Bond Fund	—	—	—	—	—	1	1
Intermediate Bond Fund	—	—	—	—	5,126	3	5,129
Limited Maturity Bond Fund	1,583	233	773	3,290	1,525	—	7,404
Total Return Advantage Fund	—	—	—	—	—	3,874	3,874
Ultra Short Bond Fund	—	—	216	1,609	784	—	2,609
Pennsylvania Intermediate Municipal Bond Fund	—	—	—	—	—	17	17

*	Capital loss carryforwards in the amount of (in thousands) $6,847 and $1,991 for the Bond Fund and the Government Mortgage Fund, respectively, expired unused during the year ended May 31, 2009.

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Fixed Income and Tax Exempt Bond Funds.

	Class I		Class A		Class C
	Six Months Ended 11/30/09	Year Ended 05/31/09	Six Months Ended 11/30/09	Year Ended 05/31/09	Six Months Ended 11/30/09	Year Ended 05/31/09
Bond Fund
Shares issued	1,494	3,051	15	45	1	22
Share exchanged	—	—	—	23	—	—
Share reinvested	214	483	8	19	1	1
Shares redeemed	(4,423)	(7,320)	(45)	(132)	—	(5)

Net increase (decrease)	(2,715)	(3,786)	(22)	(45)	2	18

76

	Class I		Class A		Class C
	Six Months Ended 11/30/09	Year Ended 05/31/09	Six Months Ended 11/30/09	Year Ended 05/31/09	Six Months Ended 11/30/09	Year Ended 05/31/09
Government Mortgage Fund
Shares issued	1,041	2,374	258	535	292	193
Share exchanged	—	—	—	256	0	0
Share reinvested	117	208	27	46	2	3
Shares redeemed	(2,487)	(5,510)	(282)	(396)	(21)	(27)

Net increase (decrease)	(1,329)	(2,928)	3	441	273	169

High Yield Bond Fund
Shares issued	108	913	6	—	—	—
Share reinvested	44	82	1	2	—	—
Shares redeemed	(79)	(343)	(4)	—	—	—

Net increase	73	652	3	2	—	—

Intermediate Bond Fund
Shares issued	2,699	6,364	89	90	44	46
Share exchanged	—	—	—	274	—	—
Share reinvested	187	423	11	24	1	2
Shares redeemed	(2,910)	(7,251)	(110)	(212)	(4)	(11)

Net increase (decrease)	(24)	(464)	(10)	176	41	37

Limited Maturity Bond Fund
Shares issued	2,571	3,154	349	428	217	126
Share exchanged	—	—	—	45	—	—
Share reinvested	127	292	8	9	2	2
Shares redeemed	(2,621)	(3,644)	(115)	(94)	(11)	(8)

Net increase (decrease)	77	(198)	242	388	208	120

Total Return Advantage Fund
Shares issued	255	5,146	47	297	2	2
Share exchanged	—	—	—	85	—	—
Share reinvested	186	700	17	59	—	1
Shares redeemed	(2,412)	(29,365)	(181)	(501)	(2)	(11)

Net decrease	(1,971)	(23,519)	(117)	(60)	—	(8)

Ultra Short Bond Fund
Shares issued	18,389	4,014	1,447	1,238	—	—
Share reinvested	83	140	12	8	—	—
Shares redeemed	(6,054)	(1,563)	(654)	(93)	—	—

Net increase	12,418	2,591	805	1,153	—	—

77

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

	Class I		Class A		Class C
	Six Months Ended 11/30/09	Year Ended 05/31/09	Six Months Ended 11/30/09	Year Ended 05/31/09	Six Months Ended 11/30/09	Year Ended 05/31/09
Intermediate Tax Exempt Bond Fund
Shares issued	246	1,087	44	233	1	4
Share exchanged	—	—	—	15	—	—
Share reinvested	4	9	5	11	—	—
Shares redeemed	(1,216)	(1,850)	(11)	(183)	(2)	(1)

Net increase (decrease)	(966)	(754)	38	76	(1)	3

Michigan Intermediate Municipal Bond Fund
Shares issued	98	392	9	58	—	3
Share exchanged	—	—	—	15	—	—
Share reinvested	3	8	14	40	—	—
Shares redeemed	(228)	(1,330)	(26)	(217)	—	—

Net increase (decrease)	(127)	(930)	(3)	(104)	—	3

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	661	1,699	73	342	21	8
Share exchanged	—	—	—	54	—	—
Share reinvested	2	4	13	24	1	1
Shares redeemed	(618)	(2,610)	(73)	(197)	(1)	(11)

Net increase (decrease)	45	(907)	13	223	21	(2)

Pennsylvania Intermediate Municipal Bond Fund
Shares issued	182	289	129	67	46	142
Share reinvested	1	3	3	5	2	2
Shares redeemed	(343)	(515)	(4)	(24)	(8)	(36)

Net increase (decrease)	(160)	(223)	128	48	40	108

7. Market and Credit Risk

Some countries in which certain of the Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

The Bond, Government Mortgage, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in the Schedule of Investments.

78

The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At November 30, 2009, the following percentages of each Fund’s net assets were insured by bond insurers.

Bond Insurer	Intermediate Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond
AMBAC	17.6%	10.9%	19.9%	9.8%
FGIC	10.0%	—	0.9%	6.1%
FSA	14.6%	11.1%	11.3%	21.8%
FSA Q-SBLF	—	6.2%	—	0.0%
NATL-RE	6.6%	12.7%	15.1%	10.2%
NATL-RE FGIC	10.0%	17.4%	11.0%	7.3%
NATL-RE Q-SBLF	—	12.2%	—	—
Q-SBLF	—	22.3%	—	—
Total	58.8%	92.8%	58.2%	55.2%

The rating of long-term debt as a percentage of total value of investments on November 30, 2009, is as follows:

Standard & Poor’s/Moody’s Ratings	Intermediate Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond
AAA/Aaa	27.1%	29.3%	36.6%	38.0%
AA/Aa	24.5%	22.7%	36.4%	27.1%
A/A	33.8%	39.0%	16.3%	25.2%
BBB/Baa	4.7%	—	3.5%	3.9%
NR	3.4%	3.3%	2.7%	—
Total	93.5%	94.3%	95.5%	94.2%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

8. Securities Lending

To generate additional income, the Fixed Income Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank (“UB”), the securities lending agent. The Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 101.5% of the market value plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The lending Funds receive 80% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by UB.

79

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

10. Regulatory Matters

On October 11, 2006, Allegiant was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and Allegiant cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of Allegiant. As recommended by the committee, the Trust and Allegiant entered into an agreement under which Allegiant made a one-time payment to the Trust. The payment was allocated among the Funds as recommended by the committee and did not result in a material impact on net asset value of any Fund. On November 9, 2007, Allegiant was notified by the SEC that they had concluded their examination and had no further requests or comments at that time.

11. Change in Independent Registered Public Accounting Firm

Effective April 2, 2009, the Trustees of the Trust, upon recommendation of the Board’s audit committee, approved a change in the Funds’ independent registered public accounting firm from Ernst & Young LLP (“E&Y”) to Deloitte & Touche LLP following the voluntary resignation of E&Y as a result of independence conflicts that arose following the merger of National City Corporation into the PNC Group. For the years ended May 31, 2008 and May 31, 2007, E&Y’s audit reports contained no adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles.

12. Fund Reorganization

At a special meeting of the shareholders held on December 15, 2009, the shareholders of each of the portfolios listed below of PNC Funds, Inc. (“PNC Funds”) approved an Agreement and Plan of Reorganization (“Reorganization”) whereby the portfolios of PNC Funds will be reorganized into corresponding portfolios of the Trust.

It is expected that on or about February 1, 2010, the PNC Funds listed below will be reorganized into existing Trust Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding PNC Fund.

Acquiring Allegiant Fund	Acquired Company Fund
Allegiant Limited Maturity Bond Fund	PNC Limited Maturity Bond Fund
Allegiant Total Return Advantage Fund	PNC Total Return Bond Fund*
Allegiant Intermediate Tax Exempt Bond Fund	PNC National Tax-Exempt Bond Fund*

*	The PNC Fund will be the financial accounting survivor.

It is expected that on or about February 8, 2010, the PNC Funds listed below will be reorganized into newly organized shell Trust Funds (the “Shell Funds”) that have been specifically created for the purpose of the Reorganization. Each of these Shell Funds will continue the investment policies and objectives of the PNC Fund being reorganized into it.

Shell Allegiant Fund	Acquired Company Fund
Allegiant Maryland Tax Exempt Bond Fund	PNC Maryland Tax-Exempt Bond Fund
Allegiant Tax Exempt Limited Maturity Bond Fund	PNC Tax-Exempt Limited Maturity Bond Fund

80

13. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Fund Name Changes

On November 17, 2009, the Board approved a name change for the Trust to “PNC Funds.” As a result, each investment portfolio of the Trust will be renamed as a PNC investment portfolio (the “Name Changes”). As an example, “Allegiant Bond Fund” will be renamed “PNC Bond Fund.” The Name Changes will be effective on February 8, 2010.

Large Capital Stock Redemption

On December 7, 2009, a shareholder placed a Capital Stock Redemption within the Class I Shares of the Total Return Advantage Fund totaling $50,246,740. As of November 30, 2009, this amount represented 33.22% of the Fund’s total net assets.

81

Allegiant Fixed Income and Tax Exempt Bond Funds

MEETINGS OF SHAREHOLDERS OF THE FUNDS

(Unaudited)

On December 17, 2009, as adjourned to December 31, 2009, the Trust held a joint Special Meeting of Shareholders of the Funds (the “Meeting”) to:

(1)	—	approve the election of Trustees to the Board of Trustees of the Trust;

(2)	—	approve the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust pursuant to an Agreement and Plan of Reorganization, Conversion and Termination;

(3)	—	approve a new investment advisory agreement with PNC Capital Advisors, LLC for each Fund of the Trust; and

(4)	—	approve the Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares of the Funds.

Shareholders of record of the Funds on October 7, 2009 were entitled to vote on the proposals.

Proposals 1, 2 and 3 were approved by shareholders at the Meetings.

The Officers of the Trust determined not to enact Proposal 4 because Proposal 4 was not approved by shareholders of each Fund.

The following votes were recorded during the Meetings (all percentages are reflective of total shares voted at the Meeting):

Proposal	Votes For		Votes Withheld		Abstained
	Number	Percentage	Number	Percentage	Number	Percentage

Allegiant Funds (Record date outstanding shares: 5,362,288,214)
1.01 Robert D. Neary	2,841,950,619	99.80%	5,620,916	0.20%	—	0.00%
1.02 Dorothy A. Berry	2,842,590,102	99.83%	4,981,433	0.17%	—	0.00%
1.03 Kelley J. Brennan	2,842,563,848	99.82%	5,007,687	0.18%	—	0.00%
1.04 Richard W. Furst	2,842,563,032	99.82%	5,008,504	0.18%	—	0.00%
1.05 Dale C. LaPorte	2,842,184,022	99.81%	5,387,514	0.19%	—	0.00%
1.06 L. White Matthews, III	2,842,166,761	99.81%	5,404,774	0.19%	—	0.00%
1.07 Edward J. Miller, Jr.	2,842,144,485	99.81%	5,427,050	0.19%	—	0.00%
1.08 John R. Murphy	2,841,943,294	99.80%	5,628,241	0.20%	—	0.00%

Proposal	Votes For		Votes Withheld		Abstained		Broker Non-Votes *
	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage

Allegiant Funds (Record date outstanding shares: 5,362,288,214)
2	2,696,286,059	94.68%	115,022,647	4.04%	3,004,569	0.11%	33,258,259	1.17%

Proposal	Votes For		Votes Withheld		Abstained		Broker Non-Votes *
	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage

Bond Fund (Record date outstanding shares: 23,694,114)
3	18,823,164	97.98%	10,144	0.05%	59,188	0.31%	317,952	1.66%
Government Mortgage Fund (Record date outstanding shares: 17,405,459)
3	13,862,267	89.41%	13,571	0.09%	83,003	0.53%	1,545,985	9.97%
High Yield Bond Fund (Record date outstanding shares: 1,433,993)
3	1,409,497	99.21%	—	0.00%	—	0.00%	11,283	0.79%
Intermediate Bond Fund (Record date outstanding shares: 34,070,939)
3	32,042,711	96.82%	13,891	0.04%	21,066	0.06%	1,017,077	3.07%
Limited Maturity Bond Fund (Record date outstanding shares: 15,378,899)
3	11,160,828	85.40%	4,171	0.03%	99,636	0.76%	1,803,876	13.81%
Total Return Advantage Fund (Record date outstanding shares: 14,927,961)
3	12,854,018	93.71%	7,358	0.05%	25,386	0.19%	829,536	6.05%
Ultra Short Bond Fund (Record date outstanding shares: 21,266,927)
3	14,067,708	67.37%	96,758	0.46%	90,956	0.44%	6,626,327	31.73%

82

Proposal	Votes For		Votes Withheld		Abstained		Broker Non-Votes *
	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage

Intermediate Tax Exempt Bond Fund (Record date outstanding shares: 6,297,002)
3	5,801,861	93.23%	—	0.00%	1,309	0.02%	419,748	6.75%
Michigan Intermediate Municipal Bond Fund (Record date outstanding shares: 3,703,524)
3	2,955,405	81.70%	2,294	0.06%	31,163	0.86%	628,765	17.38%
Ohio Intermediate Tax Exempt Bond Fund (Record date outstanding shares: 10,153,926)
3	9,139,613	90.26%	16,973	0.17%	25,509	0.25%	943,648	9.32%
Pennsylvania Intermediate Municipal Bond Fund (Record date outstanding shares: 3,563,405)
3	3,020,727	87.98%	6,843	0.20%	1,922	0.06%	403,995	11.76%

*	Proxies received from brokers or nominees holding shares for a beneficial owner indicating that the broker or nominee is not voting on a particular proposal because the broker or nominee has not received instructions from the beneficial owner(s) and does not have discretionary voting power with respect to that item.

83

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Merger, discussed above in footnote 3, resulted in a “change of management” of Allegiant, the Trust’s investment adviser prior to September 30, 2009, because the principal executive officers and directors of the New Adviser differ in part from the principal executive officers and directors of Allegiant. Consequently, this change in management may have been considered an assignment and termination of the Trust’s prior Investment Advisory Agreement with Allegiant on behalf of the Funds (the “Prior Advisory Agreement”). In anticipation of the Merger, the Board of Trustees of the Trust, at a regularly scheduled in-person meeting held on August 25, 2009, approved (i) the continuation of the Prior Advisory Agreement and (ii) an Interim Investment Advisory Agreement with the New Adviser (the “Interim Advisory Agreement”). The Interim Advisory Agreement contained substantially similar terms as the Prior Advisory Agreement, including identical fees. The Interim Advisory Agreement took effect on September 30, 2009. Additionally, the Trustees approved a new Investment Advisory Agreement with the New Adviser (the “New Advisory Agreement” and, collectively with the Prior Advisory Agreement and the Interim Advisory Agreement, the “Advisory Agreements”) also on substantially similar terms as the Prior Advisory Agreement, including identical fees.

The Trust’s shareholders approved the New Advisory Agreement at a Special Meeting of Shareholders held on December 31, 2009.

In connection with the approval of the continuation of the Prior Advisory Agreement and the approval of the Interim and New Advisory Agreements, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services and the New Adviser’s proposed services and the experience and qualifications of Allegiant and the New Adviser. Counsel provided the Trustees with a memorandum related to their consideration of the Advisory Agreements. The Trustees also discussed the structure of the Merger with representatives of Allegiant and the New Adviser and its potential impact on the Funds. The information considered by the Trustees at their meeting, and in supplemental information provided to the Trustees with regard to Allegiant and the New Adviser included: (i) the history, stability, organizational structure, assets under management and client base of Allegiant and the New Adviser; (ii) fees under the Advisory Agreements, including breakpoints and fee waivers, for the Funds and, for Allegiant and the New Adviser, comparative industry fee and expense data; (iii) any incidental non-monetary benefits realized through Allegiant’s and the New Adviser’s relationships with the Funds; (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices; (v) ancillary services provided by Allegiant and the New Adviser and their affiliates; (vi) any economies of scale realized by Allegiant, the New Adviser and the Funds; and (vii) Allegiant’s and the New Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning Allegiant’s and the New Adviser’s compliance procedures and controls.

The Board was advised by independent counsel with respect to their deliberations regarding the approval of the continuation of the Prior Advisory Agreement and the approval of the Interim and New Advisory Agreements. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The Board weighed and balanced the information presented and based its decision on the totality of the circumstances.

Approval of Continuation of the Prior Advisory Agreement and the Interim and New Advisory Agreements

In approving the continuation of the Prior Advisory Agreement, and the Interim and New Advisory Agreements, and determining to submit the New Advisory Agreement to shareholders for approval, the Trustees considered several factors discussed below.

Nature, Extent and Quality of Services to be Provided by Allegiant and the New Adviser

The Board considered specific portfolio management services for the Funds and information it received concerning services provided to the Funds by Allegiant and the substantially similar services to be provided to the Funds by the New Adviser after the closing of the Merger. The Board reviewed Allegiant’s use of technology, research capabilities, risk management and investment management staff. The Board discussed Allegiant’s experience and the qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of Allegiant discussed the structure and operations of the asset management business of Allegiant. The Board also considered its periodic meetings with the portfolio managers and other employees of Allegiant. The Board reviewed Allegiant’s management structure, assets under management and investment philosophies and processes.

84

The Trustees then considered information about how the New Adviser’s management and operations would be structured after the Merger and determined that the delivery of services under the Interim and New Advisory Agreements would not be adversely affected. The Board noted the long-term experience of each party to the Merger, which is important when considering the New Adviser. The Board reviewed the background and experience of the portfolio management teams, their use of technology and broad research capabilities, which enable the teams to effectively monitor and manage the portfolios.

The Trustees considered information describing how the Merger is expected to affect Allegiant’s and the New Adviser’s business, including personnel and portfolio management teams. Allegiant and the New Adviser addressed for the Board their efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Merger. The Board considered that the general oversight of day-to-day operations of the Funds, including oversight of third parties for accounting, administration, legal and regulatory compliance had been consistently performed on a satisfactory basis and the New Adviser described its ability to continue such oversight. Representatives from Allegiant and the New Adviser described their efforts to increase distribution channels for the Funds.

The Board also considered the general experience, stability, business and operations of the New Adviser and considered the organizational depth of the New Adviser.

Based on their review of the materials provided and the assurances they received from representatives of Allegiant and the New Adviser, the Trustees concluded that the information presented to and considered by them regarding advisory personnel and services was not expected to adversely affect the nature and quality of services provided by the New Adviser under the Interim and New Advisory Agreements. The Board placed particular significance in this regard on the likelihood that the New Adviser would continue to provide the same type, extent and quality of services to the Funds following the closing of the Merger as Allegiant has historically provided the Funds.

Investment Performance of the Funds

In considering the investment performance of the Funds, the Board engaged in a comprehensive review of the Funds’ short- and long-term performance. In this regard, the Board considered that investment performance for some Funds was satisfactory or better and that Allegiant had implemented or undertaken to implement steps to address investment performance in other Funds. The Board also considered the performance of the investment portfolios of PNC Funds, Inc. under the management of PNC Capital. The Board was advised of proposed changes to certain portfolio management teams. The Board used comparable performance measures and market data generated by independent firms. The Board considered whether each Fund operated within its objective and restrictions, and the investment results in view of recent market turmoil.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Funds supported the approval of the Prior, Interim and New Advisory Agreements.

Costs of the Services to be Provided and Profits to be Realized by Allegiant and the New Adviser and their Affiliates from the Relationship with the Funds

Based on the Board’s review of the materials provided and the assurances they received from Allegiant and the New Adviser, the Board determined that the Merger would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to increase as a result of the Merger.

The Board also reviewed information provided to them by Allegiant that described profitability on an enterprise and an individual fund basis. The Board observed that any projection regarding the New Adviser’s profitability would depend on many assumptions as to the New Adviser’s financial condition and operations following the closing of the Merger and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the New Adviser’s future profitability in determining whether to approve the Interim and New Advisory Agreements.

The Extent to which Economies of Scale may be Realized as the Funds Grow and Whether Fee Levels Would Reflect Economies of Scale

The Board reviewed detailed information about revenues and other benefits, such as research and soft dollars received by Allegiant and its affiliates from their relationship with the Funds. The Board received information about Allegiant’s gross and net profits on a fund-by-fund

85

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

basis. The disclosed costs and benefits were reviewed in light of the services provided to the Funds. The Board then considered Allegiant’s and the New Adviser’s willingness to continue to review the advisory and other fees of all the Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered Allegiant’s and the New Adviser’s representation that each will seek to share economies of scale with the Funds’ shareholders through appropriate mechanisms in the future. Based on all of the above, the Board concluded that the information provided and fee structure for each Fund supported approving the Prior, Interim and New Advisory Agreements.

A Comparison of Fee Levels of the Funds with Those of Comparable Funds

The Board discussed the Funds’ contractual and actual advisory fees. The Board considered each Fund’s advisory fees and total expenses as they compared to those of comparable funds in the case of the advisory fee comparisons and to the funds included in comparison material. With respect to the advisory fee comparisons, the Board considered each Fund versus its respective peer group. The Board also considered each Fund’s total operating expense ratio. This information assisted the Board in assessing the fee and expense levels of each Fund in comparison to the fee and expenses levels of each Fund’s peer group. The Board reviewed certain advisory fees charged by Allegiant and its affiliates to institutional accounts. The Board considered the generally broader scope of services provided for the Funds in comparison to institutional accounts, the impact of expenses associated with the extensive regulatory structure for mutual funds that is not present in institutional account management and additional trading to maintain cash flows for mutual funds.

The Board also took into consideration the fact that the New Adviser did not propose nor anticipate proposing any changes in the services or current advisory fees or other fees applicable to the Funds payable to it as a result of the Merger. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of each of the Funds should not preclude approval of the Prior, Interim and New Advisory Agreements.

Benefits to be Derived by Allegiant and the New Adviser from the Relationship with the Funds

The Board considered that, beyond the fees earned by Allegiant or the New Adviser and each of its affiliates for providing services to the Funds, Allegiant and the New Adviser may benefit from their relationship with the Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Funds as a positive attribute. The Board also considered the New Adviser’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the New Adviser believes that soft dollars should be used for the benefit of clients to the maximum extent possible. The Board concluded that such benefits were difficult to quantify and indicated that they would continue to evaluate the potential benefits associated with the allocation of fund brokerage to ensure that obtaining “best price and execution” remains the primary goal in the trading process. Based on this information, the Board concluded that these additional benefits should not preclude approval of the Prior, Interim and New Advisory Agreements.

Board Conclusions

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board met regularly, at least each quarter, and considered matters related to the Prior Advisory Agreement including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, unanimously concluded that (i) the proposed investment advisory fees to be paid by each Fund to Allegiant and the New Adviser were reasonable in light of the services to be provided by Allegiant and the New Adviser, and (ii) the New Advisory Agreement should be recommended to shareholders for approval.

86

Allegiant Fixed Income and Tax Exempt Bond Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting

A description of the policies and procedures that Allegiant Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at AllegiantFunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND(3863), visiting the Trust’s website at AllegiantFunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

87

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Investment Adviser

PNC Capital Advisors, LLC

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

Allegiant
AllegiantFunds.com

760 Moore Road
King of Prussia, PA 19406

SA-003-1209

SEMI-ANNUAL REPORT

November 30, 2009

(Unaudited)

Money Market Funds

Allegiant

AllegiantFunds.com

ALLEGIANT MONEY MARKET FUNDS SEMI-ANNUAL REPORT	TABLE OF CONTENTS
	Chairman’s Message	1
	Report from PNC Capital Advisors, LLC	2
	Summary of Portfolio Holdings	6
	Expense Tables	7
MONEY MARKET FUNDS
Government Money Market Fund Money Market Fund Ohio Municipal Money Market Fund		Financial Highlights	Schedules of Investments	Statements of Assets and Liabilities
Pennsylvania Tax Exempt Money	Government Money Market Fund	8	14	16
Market Fund	Money Market Fund	9	17	20
Tax Exempt Money Market Fund	Ohio Municipal Money Market Fund	10	21	23
Treasury Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	11	24	26
	Tax Exempt Money Market Fund	12	27	32
OTHER ALLEGIANT FUNDS	Treasury Money Market Fund	13	33	34
EQUITY FUNDS	Statements of Operations		36

  Balanced Allocation Fund

  International Equity Fund

  Large Cap Core Equity Fund

  Large Cap Growth Fund

  Large Cap Value Fund

  Mid Cap Value Fund

  Multi-Factor Small Cap Core Fund

  Multi-Factor Small Cap Growth Fund

  Multi-Factor Small Cap Value Fund

  S&P 500® Index Fund

  Small Cap Core Fund

   FIXED INCOME FUNDS

  Bond Fund

  Government Mortgage Fund

  High Yield Bond Fund

  Intermediate Bond Fund

  Limited Maturity Bond Fund

  Total Return Advantage Fund

  Ultra Short Bond Fund

   TAX EXEMPT BOND FUNDS

  Intermediate Tax Exempt Bond

      Fund

  Michigan Intermediate Municipal

      Bond Fund

  Ohio Intermediate Tax Exempt

      Bond Fund

  Pennsylvania Intermediate

    Municipal Bond Fund

	Statements of Changes in Net Assets		38
	Notes to Financial Statements		40
	Meetings of Shareholders of the Funds		48
	Trustees Review and Approval of Advisory Agreements		49
	Proxy Voting and Quarterly Schedules of Investments		52

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Money Market Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at AllegiantFunds.com. Please read it carefully before investing.

	NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC, a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to Allegiant Funds, for which it receives an investment advisory fee. Shares of Allegiant Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PNC Capital Advisors, LLC and is not a bank.

©2010 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Allegiant Money Market Funds

CHAIRMAN’S MESSAGE

Dear Shareholders:

We are pleased to provide you with important information about your investments in Allegiant Funds, as well as a review of financial markets and events shaping global markets. During the six months ended November 30, 2009, total assets of Allegiant Funds decreased from $8.9 to $8 billion, primarily as a result of shareholder outflows from money market funds.

Looking forward, on February 8, 2010, the combination of PNC Funds into Allegiant Funds forming a single mutual fund family, to then be named PNC Funds, is expected to be complete. In connection with this combination, three Trustees will be retiring from the Board. We extend our heartfelt thanks to John Durkott, Gerald Gherlein and Kathleen Obert for their combined 35 years of valuable contributions to our funds.

Thank you for investing with Allegiant Funds and best wishes for a happy and healthy new year.

Sincerely,

Robert D. Neary

Chairman

1

Allegiant Money Market Funds

REPORT FROM PNC CAPITAL ADVISORS, LLC

“Increasingly through last spring ‘green shoots’ were visible, pointing toward an eventual turnaround in the economy.”

The Economy in Review

In the six months since the end of May 2009, the U.S economy has shown increasing signs of stabilization and expansion that will mark the end of the “Great Recession of 2008/mid-2009”. This has been a period of transition for the U.S. economy that, as of last spring, and through mid-summer, was still in the grip of a devastating recession. Just as the recession had global reach, so too has the nascent recovery. Asian economies have quickly rebounded, led by a rapid return to double-digit GDP growth in China. Europe is also emerging from the recession, in what now looks like a lagging process compared to the U.S. With most major economies now joining in the recovery positive feedback loops are beginning to engage worldwide and 2010 will emerge as a year of positive transition for most major economies.

Increasingly through last spring “green shoots” were visible, pointing toward an eventual turnaround in the economy. However, there remained significant uncertainties and economic risk was heavily weighted toward the downside. Key among those risks was the viability of the domestic auto industry with General Motors and Chrysler sliding rapidly toward bankruptcy. Chrysler filed for bankruptcy protection on April 30 and GM filed on June 1. Both auto makers extended their usual summer shut-downs during their accelerated reorganizations. They both emerged from bankruptcy protection with substantially reduced workforces, some permanently closed factories, pared dealerships, trimmed product lines and sizable obligations to the U.S. and Canadian governments resulting from massive bailouts.

Further support was given to the auto industry by the hugely successful Cash-for-Clunkers sales incentives, which helped to boost U.S. auto sales up to a 14.1 million unit annualized rate in August. Auto sales retreated in September with the end of the incentives, but have since improved through October and November. With sales improving and inventories very low, automakers have been ramping up production since their summer shut-downs. Positive spill-over effects to other industries have followed, including increased production of steel and plastics and rubber products.

Net job losses have been progressively “less bad” since the end of May. Initial claims for unemployment insurance have now declined to below 500,000 since peaking at 674,000 last March. The monthly change in payroll jobs has improved from the disastrous 741,000 jobs lost last January to just 11,000 net jobs lost in November. We could easily see positive net job creation consistently through the first quarter of 2010. Other labor market indicators are improving as well. The unemployment rate declined to 10.0 percent in November from the high of 10.2 percent in October. The average workweek is starting to lengthen, and temporary hiring is increasing.

The loss of 7.2 million payroll jobs since December 2007 has been devastating to the economy and to the households involved. But it allowed companies to survive and position themselves for renewed growth. With labor forces now trimmed, wage growth weak, and production coming back on line, overall unit labor costs have fallen for three consecutive quarters through 2009Q3. This allows businesses to heal through two channels. First, lower unit labor costs allow for more competitive pricing. Lower costs in combination with the falling value of the dollar through most of 2009, allow for very favorable pricing for U.S. exports at the time when global demand is starting to revitalize. Also, lower costs are supportive of corporate profits. Strongly advancing profits through 2009Q3 will lead to renewed business investment later in 2010 and then to stronger job creation.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

2

Consumer spending through November remained somewhat impaired by still-weak consumer confidence, stagnant real income, a higher savings rate, ongoing household deleveraging and tighter credit conditions. However, the holiday shopping season for 2009 is looking, if not more cheery, then at least less gloomy, than it did for 2008. As economic conditions improve through 2010 so too will consumer spending.

The housing market is also showing signs of repair. House prices through 2009Q2 and Q3 have stabilized and even show modest gains according to the Case/Shiller House Price Index. Home sales have bottomed out and begun to increase, especially in the existing home market where the high foreclosure rate and bloated supply led to the mother of all buyers’ markets. Weak pricing and lower mortgage rates have combined to boost housing affordability to record territory in many regions. Added to the very high affordability, the first-time home buyers’ tax credit pushed wavering buyers to seal their deals before the end of November. Now that the home buyers’ tax credit has been extended to April 30, 2010 and broadened in scope to include many previous homeowners, home sales are expected to hold on to recent gains. Home builders remain somewhat cautious however, and the best that can be said for house construction since last May is that it has stabilized. We have yet to see a rebound in construction but the most recent housing permit numbers are supportive of moderate gains.

Commercial real estate (“CRE”) remains in distress. Very weak demand fundamentals plague the retail, office and lodging sectors. The commercial mortgage-backed securities (“CMBS”) market collapsed in late 2008 and has still not been repaired. We have recently seen some new issuance of CMBS and this may prove to be a green shoot for the lagging CRE sector but conditions will remain challenging for months to come. The lack of a healthy CMBS market is putting pressure on the wave of CRE refinancing that is swelling through the end of 2009 and will continue through 2010. In the U.S. this will keep the failure rate of smaller and regional banks, which are heavily exposed to CRE, elevated. Internationally, we are seeing another round of shoes dropping from the global financial crisis. The emergency debt restructuring at Dubai World is a reminder that the lagging effects of the “Great Recession” will remain with us through 2010.

Fixed Income Markets

The bottom dropped out of short-term interest rates at the end of December 2008 with the Federal Reserve’s historic easing to a near-zero Fed Funds rate. The Fed’s very aggressive actions over the winter months, as it engaged more credit easing facilities and rapidly expanded its balance sheet, immediately kindled speculation about a long-term inflation threat. By the end of May 2009 yields at the long end of yield curve had risen by more than 150 basis points since their December lows with 10-Year Treasury bonds yielding 3.70 percent. Yields at the short end of the curve remained firmly anchored by the Federal Reserve. The very steep yield curve has remained in place for the six months since the end of May permitting commercial banks to shore up their profitability and balance sheets. Long-term rates tended to slip modestly through November as the dollar firmed, curbing fears of an ongoing slide in exchange rates that would have inflationary consequences.

“....the FOMC is sending a clear message that it will exit from these extraordinary financial life supports as the financial markets func- tion more normally on their own.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

3

Allegiant Money Market Funds

REPORT FROM PNC CAPITAL ADVISORS, LLC

“The bulls dominated equity markets from mid-July through November, although the climb in equities was punctuated by periodic profit taking.”

Corporate bond spreads have continued to narrow significantly since the end of May, after blowing up with the collapse of Lehman Brothers in September 2008. Spreads have returned to pre-2008 conditions and an increasing appetite for risk is greeting new issuance. Agency debt remains supported for a limited time by the Federal Reserve but Fed purchases are on track to wind down by the end of the 2010Q1.

In its most recent policy announcement from December 16, the Federal Open Market Committee (“FOMC”) made only minor adjustments to their previous policy statement of November 4 and, as expected, kept the Fed funds rate at its historic low target range of 0.0 to 0.25 percent. In its analysis of recent economic conditions, the FOMC repeated that economic activity has continued to pick up, adding the new observation that deterioration in the labor market “is abating.” The FOMC maintained word-for-word, its view that “inflation will remain subdued for some time”. The FOMC also repeated its now familiar language that conditions “warrant exceptionally low levels of the federal funds rate for an extended period” (our emphasis). The FOMC added a new final paragraph to its policy statement reinforcing their previous announcement that most of the Federal Reserve’s special liquidity facilities will expire on February 1, 2010. By making this timetable explicit in their statement, the FOMC is sending a clear message that it will exit from these extraordinary financial life supports as the financial markets function more normally on their own.

Equity Markets

At the end of last May equity markets were leveling out after bouncing off their March lows. From March 9 through May 29, 2009 the S&P 500® Index had increased by some 36 percent. Talk of “green shoots” was pervasive in financial reporting and it had appeared that the rapid deceleration in the U.S economy through 2008Q4 and 2009Q1 was coming to an end. However, an end to the economic freefall did not necessarily mean a return to growth and so investors took profits in June and waited to see if the fundamentals were lining up to support an ongoing rebound.

The rapid progress of GM and Chrysler through bankruptcy court paved the way for ongoing investor optimism by the second half of July as auto production increased and monthly job losses continued to show relative improvement. The bulls dominated equity markets from mid-July through November, although the climb in equities was punctuated by periodic profit taking. From March 9 through November 30 the S&P 500® Index increased by nearly 77 percent. The rebound was impressive if you mark changes only from March 9, but most investors are still recouping losses from the swan dive in equity markets that began at the end of 2007.

The substantial loss of household capital, due both to the near-collapse of financial markets and the correlated significant erosion in house prices remains a drag to the economy and to financial markets. However, the reversal of both of those trends bodes well for ongoing repair and recovery through 2010.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

4

The Outlook

Economic indicators heading into the fourth quarter of 2009 confirm our view that the “Great Recession” is over. Increasingly, we are seeing signs of a self-sustaining economic recovery through 2010. 2009 began with the economy firmly in the grip of a debilitating negative feedback cycle, with distress in the financial markets leading to a severe contraction. Since the first of the year a massive and coordinated global fiscal and monetary stimulus effort has gained increasing traction. The mechanisms of positive feedback cycles are engaging within the U.S. and globally. We now see high correlations between indicators in the early stages of recovery.

Third quarter 2009 real GDP growth of 2.2 percent broke the grip of the recession. For the fourth quarter we expect to see real GDP growth accelerate to a range of 3.5 to 4.0 percent. One of the key components of that acceleration is the end of the massive inventory drawdown that lasted the six quarters from 2008Q2 to 2009Q3. In addition to the inventory swing, fiscal stimulus is engaging at the state and local government level. As of the end of November about 25 percent of fiscal stimulus funds for state and local governments have been paid out. Consumer spending for the fourth quarter will likely not significantly increase beyond the third quarter due to the distortion caused by the Cash-for-Clunkers program. However, the sleeping giant of the U.S. economy, consumer spending, is waking up. Business investment on equipment and software is accelerating and the drag from house construction is over.

Federal Reserve strategy has shifted from life support to gauging when to unwind the massive intervention. As we progress through 2010, the Fed’s focus will increasingly be on an eventual Fed funds rate hike. Prior to the first rate hike, the FOMC will delete the “extended period” language as a signal that a funds rate hike is coming within six months. We expect to see this important change in language at the April or June 2010 FOMC meetings, signaling the first of a series of Fed funds rate hikes around September 2010.

For the year 2010 we expect to see ongoing gains to U.S. real GDP of about 2.75 to 3.25 percent. We will start the year with a very high unemployment rate, in the neighborhood of 10 percent and only gradually improve through the course of the year. Relative performance of different asset classes became more highly correlated as we slid into the recession, and remained elevated in the early recovery phase through the second half of 2009. As we move through 2010, we expect to see increasing differentiation in performance metrics within an overall improving trend as the recovery matures. Downside risks will remain significant, but a return of investor, business and consumer confidence on a global scale will keep the recovery on track.

“We will start the year with a very high unem- ployment rate, in the neighborhood of 10 percent and only gradu- ally improve through the course of the year.”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

5

Allegiant Money Market Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments for each of the Allegiant Money Market Funds as of November 30, 2009.

Government Money Market Fund		Pennsylvania Tax Exempt Money Market Fund
Repurchase Agreements	23.3%	Hospital/Nursing Homes Revenue Bonds	32.7%
Federal Home Loan Bank	21.6	Education Revenue Bonds	24.2
Federal Home Loan Mortgage Corporation	21.3	General Obligation Bonds	15.1
Federal National Mortgage Association	20.5	Anticipation Notes	8.3
Federal Farm Credit Bank	6.9	Pollution Control Revenue Bonds	6.1
Money Market Fund	3.2	Public Facilities Revenue Bonds	3.0
Affiliated Money Market Fund	2.3	Tax Exempt Commercial Paper	2.8
U.S. Treasury Obligation	0.9	Other Revenue Bonds	2.3
	100.0%	Industrial Development Revenue Bonds	2.3
		Affiliated Money Market Fund	1.6
		Tax Exempt Commerical Paper	0.7
		Water/Sewer Revenue Bonds	0.5
		Retirement Communities Revenue Bonds	0.4
Money Market Fund			100.0%
Commercial Paper	34.4%
Repurchase Agreements	15.2
Federal Home Loan Bank	11.4
Certificates of Deposit	10.6
Municipal Securities	9.2	Tax Exempt Money Market Fund
Federal National Mortgage Association	8.7	Education Revenue Bonds	30.2%
Federal Home Loan Mortgage Corporation	4.7	Other Revenue Bonds	11.2
Affiliated Money Market Fund	1.9	Industrial Development Revenue Bonds	10.8
Corporate Bonds	1.4	General Obligation Bonds	10.3
Funding Agreement	1.1	Anticipation Notes	10.1
U.S. Treasury Obligation	0.9	Hospital/Nursing Homes Revenue Bonds	9.0
Bank Note	0.5	Pollution Control Revenue Bonds	6.8
	100.0%	Public Facilities Revenue Bonds	5.7
		Affiliated Money Market Fund	2.0
		Transportation Revenue Bonds	1.3
		Water/Sewer Revenue Bonds	1.0
		Public Purpose Revenue Bonds	0.9
Ohio Municipal Money Market Fund		Tax Exempt Commerical Paper	0.6
Industrial Development Revenue Bonds	20.7%	Utilities Revenue Bond	0.1
Education Revenue Bonds	16.7		100.0%
Hospital/Nursing Homes Revenue Bonds	18.3
Tax Exempt Commercial Paper	15.9
General Obligation Bonds	11.9
Pollution Control Revenue Bonds	3.5
Other Revenue Bonds	3.4	Treasury Money Market Fund
Public Purpose Revenue Bonds	3.2	U.S. Treasury Bills	92.5%
Transportation Revenue Bonds	3.2	Money Market Fund	4.0
Affiliated Money Market Fund	2.4	Affiliated Money Market Fund	2.2
Public Facilities Revenue Bonds	0.8	U.S. Treasury Note	1.3
	100.0%		100.0%

6

Allegiant Money Market Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2009 to November 30, 2009).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

—        Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

—        Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*		Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio	Expenses Paid During Period*

Government Money Market Fund					Pennsylvania Tax Exempt Money Market Fund
Actual					Actual
Class I	$1,000.00	$1,000.37	0.27%	$1.35	Class I	$1,000.00	$1,000.39	0.27%	$1.35
Class A	1,000.00	1,000.25	0.29	1.45	Class A	1,000.00	1,000.24	0.30	1.50
Hypothetical**					Hypothetical**
Class I	1,000.00	1,023.71	0.27	1.37	Class I	1,000.00	1,023.71	0.27	1.37
Class A	1,000.00	1,023.61	0.29	1.47	Class A	1,000.00	1,023.56	0.30	1.52

Money Market Fund
Actual					Tax Exempt Money Market Fund
Class I	$1,000.00	$1,000.41	0.30%	$1.50	Actual
Class A	1,000.00	1,000.29	0.32	1.60	Class I	$1,000.00	$1,000.88	0.26%	$1.30
Class C	1,000.00	1,000.32	0.31	1.55	Class A	1,000.00	1,000.66	0.30	1.50
Hypothetical**					Hypothetical**
Class I	1,000.00	1,023.56	0.30	1.52	Class I	1,000.00	1,023.76	0.26	1.32
Class A	1,000.00	1,023.46	0.32	1.62	Class A	1,000.00	1,023.56	0.30	1.52
Class C	1,000.00	1,023.51	0.31	1.57

Ohio Municipal Money Market Fund					Treasury Money Market Fund
Actual					Actual
Class I	$1,000.00	$1,001.26	0.26%	$1.30	Class I	$1,000.00	$1,000.08	0.15%	$0.75
Class A	1,000.00	1,000.73	0.37	1.86	Class A	1,000.00	1,000.06	0.16	0.80
Hypothetical**					Hypothetical**
Class I	1,000.00	1,023.76	0.26	1.32	Class I	1,000.00	1,024.32	0.15	0.76
Class A	1,000.00	1,023.21	0.37	1.88	Class A	1,000.00	1,024.27	0.16	0.81
										** Assumes annual return of 5% before expenses.

7

Allegiant Money Market Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2009
and For the Years Ended May 31,
unless otherwise indicated

	Government Money Market Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net Investment Income†	— **	0.01	0.04		0.05	0.04	0.02	— **	0.01	0.04		0.05	0.03	0.01
Realized and Unrealized Gain (Loss) on Investments	—	— **	—	**	— **	—	—	—	— **	—	**	— **	—	—

Total from Investment Operations	—	0.01	0.04		0.05	0.04	0.02	—	0.01	0.04		0.05	0.03	0.01

Payment from Affiliate†	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	— **	(0.01)	(0.04)		(0.05)	(0.04)	(0.02)	— **	(0.01)	(0.04)		(0.05)	(0.03)	(0.01)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	—	(0.01)	(0.04)		(0.05)	(0.04)	(0.02)	—	(0.01)	(0.04)		(0.05)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.04%	1.17%	3.97%		5.01%	3.69%	1.58%	0.03%	0.98%	3.71%		4.75%	3.43%	1.33%

Ratios/Supplemental Data
Net Assets End of Period (000)	$713,992	$820,668	$675,860		$464,208	$576,444	$724,656	$271,152	$329,859	$406,570		$339,913	$391,159	$441,606
Ratio of Expenses to Average Net Assets(1)	0.27%	0.40%	0.36%		0.37%	0.41%	0.44%	0.29%	0.59%	0.61%		0.62%	0.66%	0.69%
Ratio of Net Investment Income to Average Net Assets	0.07%	1.11%	3.73%		4.90%	3.61%	1.43%	0.05%	0.97%	3.48%		4.65%	3.36%	1.18%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.42%	0.41%		0.42%	0.49%	0.54%	0.63%	0.66%	0.66%		0.67%	0.74%	0.79%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.02)%	1.09%	3.68%		4.85%	3.53%	1.33%	(0.29)%	0.90%	3.43%		4.60%	3.28%	1.08%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 8 in Notes to Financial Statements.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

8

Allegiant Money Market Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Money Market Fund
	Class I									Class A
	2009*	2009		2008		2007	2006	2005		2009*	2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net Investment Income†	— **	0.01		0.04		0.05	0.04	0.02		— **	0.01		0.04		0.05	0.03	0.01
Realized and Unrealized Gain (Loss) on Investments	— **	—	**	—	**	— **	—	—		— **	—	**	—	**	— **	—	—

Total from Investment Operations	—	0.01		0.04		0.05	0.04	0.02		—	0.01		0.04		0.05	0.03	0.01

Payment from Affiliate†	—	—	**(2)	—	**(3)	—	—	—	**(2)	—	—	**(2)	—	**(3)	—	—	—	**(2)

Dividends from Net Investment Income	— **	—		—		—	—	—		— **	—		—		—	—	—
Distributions from Net Realized Capital Gains		(0.01)		(0.04)		(0.05)	(0.04)	(0.02)		—	(0.01)		(0.04)		(0.05)	(0.03)	(0.01)

Total Distributions	—	(0.01)		(0.04)		(0.05)	(0.04)	(0.02)		—	(0.01)		(0.04)		(0.05)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.04%	1.26%		4.23%		5.09%	3.75%	1.62%		0.03%	1.08%		3.97%		4.82%	3.49%	1.37%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,582,797	$1,949,721		$2,530,902		$2,400,557	$2,107,744	$2,373,840		$592,536	$599,885		$885,276		$902,964	$749,629	$734,047
Ratio of Expenses to Average Net Assets(1)	0.30%	0.40%		0.36%		0.37%	0.41%	0.42%		0.32%	0.58%		0.61%		0.62%	0.66%	0.67%
Ratio of Net Investment Income to Average Net Assets	0.07%	1.34%		4.11%		4.98%	3.65%	1.57%		0.06%	1.20%		3.86%		4.73%	3.40%	1.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.42%		0.41%		0.42%	0.49%	0.52%		0.64%	0.67%		0.66%		0.67%	0.74%	0.77%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.01%	1.32%		4.06%		4.93%	3.57%	1.47%		(0.26)%	1.11%		3.81%		4.68%	3.32%	1.22%

	Money Market Fund
	Class C
	2009*	2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net Investment Income†	— **	0.01		0.03		0.04	0.03	0.01
Realized and Unrealized Gain (Loss) on Investments	— **	—	**	—	**	— **	—	—

Total from Investment Operations	—	0.01		0.03		0.04	0.03	0.01

Payment from Affiliate†	—	—	**(2)	—	**(3)	—	—	—	**(2)

Dividends from Net Investment Income	— **	—		—		—	—	—
Distributions from Net Realized Capital Gains	—	(0.01)		(0.03)		(0.04)	(0.03)	(0.01)

Total Distributions	—	(0.01)		(0.03)		(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.03%	0.70%		3.22%		4.07%	2.76%	0.94%
Ratios/Supplemental Data
Net Assets End of Period (000)	$194	$189		$108		$107	$107	$685
Ratio of Expenses to Average Net Assets(1)	0.31%	0.93%		1.35%		1.35%	1.37%	1.09%
Ratio of Net Investment Income to Average Net Assets	0.06%	0.72%		3.12%		4.00%	2.69%	0.90%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.38%	1.39%		1.40%		1.40%	1.45%	1.49%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(1.01)%	0.26%		3.07%		3.95%	2.61%	0.50%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 8 in Notes to Financial Statements.
(2)

Capital infusions in June and July 2004 and April 2009 resulted in $0.001, $0.003, and $0.000 and $0.001, $0.001 and $0.001 effect to the net asset value per share of Class I, Class A and Class C, respectively, for the years ended May 31, 2005 and May 31, 2009 and had no effect on the total returns of the Fund.

(3)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

9

Allegiant Money Market Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Ohio Municipal Money Market Fund(1)
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net Investment Income†	— **	0.01	0.03		0.03	0.03	0.01	— **	0.01	0.03		0.03	0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	—	—	—		—	—	—	—	—	—		—	—	—

Total from Investment Operations	—	0.01	0.03		0.03	0.03	0.01	—	0.01	0.03		0.03	0.02	0.01

Payment from Affiliate†	—	—	—	**(2)	—	—		—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	— **	(0.01)	(0.03)		(0.03)	(0.03)	(0.01)	— **	(0.01)	(0.03)		(0.03)	(0.02)	(0.01)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	—	(0.01)	(0.03)		(0.03)	(0.03)	(0.01)	—	(0.01)	(0.03)		(0.03)	(0.02)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.13%	1.23%	3.01%		3.40%	2.58%	1.38%	0.07%	1.04%	2.75%		3.15%	2.32%	1.12%

Ratios/Supplemental Data
Net Assets End of Period (000)	$365,855	$386,658	$361,184		$293,090	$315,415	$304,362	$65,384	$73,265	$113,432		$90,158	$55,993	$55,348
Ratio of Expenses to Average Net Assets(3)	0.26%	0.31%	0.27%		0.27%	0.31%	0.33%	0.37%	0.50%	0.52%		0.52%	0.56%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.25%	1.21%	2.92%		3.35%	2.55%	1.40%	0.15%	1.08%	2.67%		3.10%	2.30%	1.15%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.31%	0.36%	0.32%		0.32%	0.45%	0.53%	0.62%	0.60%	0.57%		0.57%	0.70%	0.78%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.20%	1.16%	2.87%		3.30%	2.41%	1.20%	(0.10)%	0.98%	2.62%		3.05%	2.16%	0.95%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the T Class Shares for the Ohio Municipal Money Market Fund was October 1, 2009. At November 30, 2009, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in the Class during the reporting period; therefore, no information is presented.

(2)	See Note 7 in Notes to Financial Statements.
(3)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

10

	Pennsylvania Tax Exempt Market Fund(1)
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net Investment Income†	— **	0.01	0.03		0.03	0.03	0.01	— **	0.01	0.03		0.03	0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	—	—	—		—	—	—	—	—	—		—	—	—

Total from Investment Operations	—	0.01	0.03		0.03	0.03	0.01	—	0.01	0.03		0.03	0.02	0.01

Payment from Affiliate†	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	— **	(0.01)	(0.03)		(0.03)	(0.03)	(0.01)	— **	(0.01)	(0.03)		(0.03)	(0.02)	(0.01)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	—	(0.01)	(0.03)		(0.03)	(0.03)	(0.01)	$—	(0.01)	(0.03)		(0.03)	(0.02)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.04%	1.15%	2.93%		3.40%	2.58%	1.35%	0.02%	0.96%	2.67%		3.14%	2.32%	1.10%

Ratios/Supplemental Data
Net Assets End of Period (000)	$100,586	$141,289	$143,143		$102,098	$80,340	$93,325	$20,897	$42,519	$73,920		$59,534	$42,149	$39,357
Ratio of Expenses to Average Net Assets(3)	0.27%	0.32%	0.27%		0.28%	0.32%	0.34%	0.30%	0.52%	0.52%		0.53%	0.57%	0.59%
Ratio of Net Investment Income to Average Net Assets	0.08%	1.13%	2.80%		3.35%	2.55%	1.33%	0.05%	1.11%	2.55%		3.10%	2.30%	1.08%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.34%	0.37%	0.32%		0.33%	0.49%	0.59%	0.61%	0.62%	0.57%		0.58%	0.74%	0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.01%	1.08%	2.75%		3.30%	2.38%	1.08%	(0.26)%	1.01%	2.50%		3.05%	2.13%	0.83%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the T Class Shares for the Pennsylvania Tax Exempt Money Market Fund was October 1, 2009. At November 30, 2009, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in the Class during the reporting period; therefore, no information is presented.

(2)	See Note 7 in Notes to Financial Statements.
(3)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

11

Allegiant Money Market Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Tax Exempt Money Market Fund(1)
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net Investment Income†	— **	0.01	0.03		0.03	0.03	0.01	— **	0.01	0.03		0.03	0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	—	—	—		— **	—	—	—	—	—		— **	—	—

Total from Investment Operations	—	0.01	0.03		0.03	0.03	0.01	—	0.01	0.03		0.03	0.02	0.01

Payment from Affiliate†	—	—	—	**(2)	—	—	—	—	—	—	**(2)	—	—	—

Dividends from Net Investment Income	— **	(0.01)	(0.03)		(0.03)	(0.03)	(0.01)	— **	(0.01)	(0.03)		(0.03)	(0.02)	(0.01)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	$—	$(0.01)	$(0.03)		$(0.03)	$(0.03)	$(0.01)	$—	$(0.01)	$(0.03)		$(0.03)	$(0.02)	$(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00 $		1.00	$1.00	$1.00

Total Return	0.09%	1.20%	2.98%		3.40%	2.58%	1.36%	0.07%	1.01%	2.72%		3.15%	2.33%	1.10%

Ratios/Supplemental Data
Net Assets End of Period (000)	$629,105	$838,738	$784,504		$546,126	$381,918	$436,206	$138,659	$189,949	$174,190		$201,946	$165,891	$137,814
Ratio of Expenses to Average Net Assets(3)	0.26%	0.31%	0.26%		0.27%	0.31%	0.33%	0.30%	0.50%	0.51%		0.52%	0.56%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.18%	1.17%	2.89%		3.36%	2.55%	1.35%	0.14%	0.97%	2.64%		3.11%	2.30%	1.10%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.31%	0.36%	0.31%		0.32%	0.45%	0.53%	0.60%	0.60%	0.56%		0.57%	0.70%	0.78%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	0.13%	1.12%	2.84%		3.31%	2.41%	1.15%	(0.16)%	0.87%	2.59%		3.06%	2.16%	0.90%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the T Class Shares for the Tax Exempt Money Market Fund was October 1, 2009. At November 30, 2009, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in the Class during the reporting period; therefore, no information is presented.

(2)	See Note 7 in Notes to Financial Statements.
(3)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

12

	Treasury Money Market Fund
	Class I							Class A
	2009*	2009	2008		2007	2006	2005	2009*	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net Investment Income†	— **	0.01	0.03		0.05	0.03	0.01	— **	—	0.02		0.04	0.03	0.01
Realized and Unrealized Gain (Loss) on Investments	—	— **	—	**	— **	—	—	—	— **	0.01		— **	—	—

Total from Investment Operations	—	0.01	0.03		0.05	0.03	0.01	—	—	0.03		0.04	0.03	0.01

Payment from Affiliate†	—	—	—	**(1)	—	—	—	—	—	—	**(1)	—	—	—

Dividends from Net Investment Income	— **	(0.01)	(0.03)		(0.05)	(0.03)	(0.01)	— **	—	(0.03)		(0.04)	(0.03)	(0.01)
Distributions from Net Realized Capital Gains	—	—	—		—	—	—	—	—	—		—	—	—

Total Distributions	—	(0.01)	(0.03)		(0.05)	(0.03)	(0.01)	—	—	(0.03)		(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.01%	0.53%	3.05%		4.69%	3.36%	1.43%	0.01%	0.40%	2.79%		4.43%	3.10%	1.17%

Net Assets End of Period (000)	$347,206	$323,676	$419,907		$171,646	$164,992	$196,930	$106,683	$191,117	$81,033		$7,896	$12,814	$16,649
Ratio of Expenses to Average Net Assets	0.15%	0.34%	0.37%		0.39%	0.43%	0.43%	0.16%	0.46%	0.62%		0.64%	0.68%	0.68%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.49%	2.69%		4.59%	3.24%	1.17%	0.01%	0.29%	2.44%		4.34%	2.99%	0.92%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.38%	0.42%		0.44%	0.48%	0.48%	0.61%	0.63%	0.67%		0.69%	0.73%	0.73%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.19)%	0.45%	2.64%		4.54%	3.19%	1.12%	(0.44)%	0.12%	2.39%		4.29%	2.94%	0.87%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

13

Allegiant Government Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 77.5%
Federal Farm Credit Bank — 7.6%
Federal Farm Credit Bank (FRN)
0.320%, 12/21/09	$15,000	$14,996
0.189%, 01/15/10	15,000	15,000
0.244%, 03/01/10	10,000	10,002
0.340%, 03/03/10	10,000	10,002
0.940%, 03/04/10	25,000	25,006

		75,006

Federal Home Loan Bank — 23.8%
Federal Home Loan Bank
3.000%, 06/11/10	10,000	10,144
3.500%, 07/16/10	10,000	10,201
0.500%, 10/25/10	10,000	10,004
Federal Home Loan Bank (DN)
1.090%, 12/04/09 (A)	5,000	5,000
0.140%, 12/04/09 (A)	12,500	12,500
0.300%, 12/18/09 (A)	7,367	7,366
0.290%, 12/29/09 (A)	10,000	9,998
0.000%, 01/06/10 (A)	24,450	24,448
0.950%, 02/01/10 (A)	15,500	15,475
0.210%, 02/26/10 (A)	10,000	9,995
Federal Home Loan Bank (FRN)
0.119%, 12/11/09	4,500	4,500
0.172%, 01/08/10	15,000	14,996
0.480%, 01/12/10	10,000	10,003
0.191%, 01/13/10	15,000	14,996
0.235%, 02/19/10	14,800	14,809
0.820%, 02/23/10	10,000	10,000
0.800%, 03/11/10	10,000	10,017
0.083%, 06/29/10	15,000	15,000
0.184%, 07/13/10	15,000	15,000
0.150%, 05/26/11	10,000	10,000

		234,452

Federal Home Loan Mortgage Corporation — 23.5%
Federal Home Loan Mortgage Corporation
3.125%, 02/04/10	6,000	6,022
2.875%, 04/30/10	15,000	15,165
Federal Home Loan Mortgage Corporation (DN)
0.230%, 12/11/09 (A)	20,000	19,999
0.140%, 12/21/09 (A)	19,948	19,946
0.300%, 12/31/09 (A)	10,000	9,998
0.560%, 01/06/10 (A)	10,000	9,994
0.311%, 01/19/10 (A)	10,000	9,996
0.260%, 02/16/10 (A)	10,000	9,994
0.250%, 03/01/10 (A)	7,000	6,996
0.230%, 03/01/10 (A)	8,550	8,545
0.210%, 03/15/10 (A)	10,000	9,994
0.190%, 03/22/10 (A)	10,000	9,994
0.250%, 04/15/10 (A)	10,000	9,990
Federal Home Loan Mortgage Corporation (FRN)
0.142%, 12/07/09	15,000	15,000
0.142%, 12/23/09	15,000	15,000
0.184%, 07/12/10	15,000	15,022
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.139%, 02/04/10	15,000	15,002
0.135%, 02/09/10	15,000	15,002
0.379%, 03/09/11	10,000	10,018

		231,677

	Par (000)	Value (000)

Federal National Mortgage Association — 22.6%
Federal National Mortgage Association
3.875%, 12/10/09	$5,598	$5,603
4.625%, 06/01/10	6,000	6,131
3.000%, 07/12/10	10,000	10,169
Federal National Mortgage Association (DN)
0.220%, 12/01/09 (A)	15,000	15,000
0.520%, 12/22/09 (A)	10,000	9,999
0.280%, 12/29/09 (A)	7,777	7,775
0.900%, 01/04/10 (A)	10,000	9,991
0.530%, 01/19/10 (A)	10,000	9,993
0.290%, 02/10/10 (A)	10,000	9,994
0.230%, 02/10/10 (A)	5,000	4,998
0.470%, 02/22/10 (A)	15,000	14,984
0.240%, 03/03/10 (A)	10,000	9,994
0.230%, 03/03/10 (A)	10,000	9,994
0.200%, 03/03/10 (A)	8,811	8,806
0.200%, 03/17/10 (A)	11,021	11,014
0.190%, 05/05/10 (A)	10,000	9,992
0.220%, 06/01/10 (A)	5,000	4,992
Federal National Mortgage Association (FRN)
0.233%, 01/21/10	38,000	38,024
0.201%, 01/28/10	10,000	10,002
0.218%, 02/12/10	15,000	14,993

		222,448

Total U.S. Government Agency Obligations (Cost $763,583)		763,583

U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Bill† — 1.0%
0.326%, 12/24/09 (Cost $9,998)	10,000	9,998

	Number of Shares
MONEY MARKET FUND — 1.7%
AIM Government & Agency Portfolio (Cost $16,714)	16,714,129	16,714

AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Advantage Institutional Government Money Market Fund† (Cost $15,000)	15,000,000	15,000

	Par (000)
REPURCHASE AGREEMENTS — 25.7%
Bank of America
0.170% (dated 11/30/09, due 12/01/09, repurchase price $26,000,123, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 11/01/39, total market value $26,520,000)	$26,000	26,000
Deutsche Bank
0.170% (dated 11/30/09, due 12/01/09, repurchase price $47,000,222, collateralized by Federal National Mortgage Association Bonds and Federal Home Loan Mortgage Corporation Bonds, 5.000% to 7.000%, due 02/01/18 to 02/01/39, total market value $47,940,001)	47,000	47,000

14

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Goldman Sachs
0.170% (dated 11/30/09, due 12/01/09, repurchase price $34,000,161, collateralized by Federal National Mortgage Association Bonds, 4.000% to 9.500%, due 06/01/11 to 12/01/39, total market value $34,680,000)	$34,000	$34,000
Goldman Sachs (TLGP) (FDIC)
0.180% (dated 11/30/09, due 12/01/09, repurchase price $34,000,170, collateralized by General Electric Capital (TLGP) (FDIC) and Morgan Stanley (TLGP) (FDIC), 0.352% to 0.744%, due 02/10/12 to 04/24/12, total market value $34,680,001)	34,000	34,000
Greenwich Capital
0.170% (dated 11/30/09, due 12/01/09, repurchase price $51,000,241, collateralized by Federal National Mortgage Association Variable Rate Note and Federal Home Loan Bank Bonds, 0.174% to 2.000%, due 07/13/10 to 10/22/14, total market value $52,021,931)	51,000	51,000
JPMorgan Chase
0.160% (dated 11/30/09, due 12/01/09, repurchase price $25,000,111, collateralized by Federal National Mortgage Association Bonds, 5.500%, due 02/01/33 to 03/01/33, total market value $25,500,144)	25,000	25,000
UBS Securities
0.160% (dated 11/30/09, due 12/01/09, repurchase price $36,000,160, collateralized by Federal National Mortgage Association Bonds, 5.500%, due 01/01/36 to 04/01/36, total market value $36,723,121)	36,000	36,000

Total Repurchase Agreements (Cost $253,000)		253,000

TOTAL INVESTMENTS — 107.4% (Cost $1,058,295)*		1,058,295

Other Assets & Liabilities — (7.4)%		(73,151)

TOTAL NET ASSETS — 100.0%		$985,144

*	Also cost for Federal income tax purposes.
†	See Note 3 in Notes to Financial Statements.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

TLGP — Temporary Liquidity Guarantee Program

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Money Market Fund	$16,714	$—
Affiliated Money Market Fund	15,000
Level 2 - Other Significant Observable Inputs
Repurchase Agreements	253,000	—
U.S. Government Agency Obligations	763,583	—
U.S. Treasury Obligation	9,998	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$1,058,295	$—

See Notes to Financial Statements.

15

Allegiant Government Money Market Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $1,043,295)	$1,043,295
Investments in affiliates at value, (Cost $15,000)	15,000
Receivable for shares of beneficial interest sold	143
Interest receivable	889
Prepaid expenses	14

Total Assets	1,059,341

LIABILITIES
Payable for shares of beneficial interest purchased	73,901
Dividends payable
Class I	34
Class A	9
Investment advisory fees payable	68
12b-1 fees payable
Class A	14
Administration fees payable	50
Custody fees payable	9
Transfer agent fees payable	33
Trustee fees payable	25
Other liabilities	54

Total Liabilities	74,197

TOTAL NET ASSETS	$985,144

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$985,204
Distributions in Excess of Net Investment Income	(1)
Accumulated Net Realized Loss on Investments	(59)

Total Net Assets	$985,144

Net Asset Value, Offering and Redemption Price Per Share — Class I ($713,992,083 ÷ 713,997,760 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($271,151,417 ÷ 271,184,521 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

16

Allegiant Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
BANK NOTE — 0.5%
Bank Note — 0.5%
Goldman Sachs Promissory Note (MTN)
0.370%, 02/19/10 (Cost $10,000)	$10,000	$10,000

CERTIFICATES OF DEPOSIT — 10.6%
Euro — 0.9%
HSBC Bank PLC
0.300%, 04/16/10	20,000	20,001

Yankee — 9.7%
Abbey National Treasury Service CT
0.160%, 12/01/09	10,000	10,000
Bank of Montreal CH
0.250%, 12/15/09	15,000	15,000
0.250%, 12/18/09	10,000	10,000
Bank of Nova Scotia TX
0.180%, 12/21/09	15,000	15,000
Barclays Bank PLC NY
0.635%, 01/21/10	20,000	20,000
0.240%, 02/26/10	15,000	15,000
BNP Paribas CH
0.230%, 01/15/10	15,000	15,000
BNP Paribas NY
0.520%, 12/08/09	11,500	11,501
Deutsche Bank AG NY
0.230%, 02/10/10	15,000	15,000
Deutsche Bank AG NY (FRN)
0.782%, 01/25/10	6,607	6,613
Rabobank Nederland NV NY
0.500%, 12/16/09	10,000	10,001
0.220%, 03/04/10	15,000	15,000
Svenska Handelsbanken NY
0.210%, 02/12/10	15,000	15,000
0.180%, 02/23/10	15,000	15,000
Toronto-Dominion Bank NY
0.520%, 01/25/10	8,000	8,003
0.330%, 05/17/10	13,900	13,901

		210,019

Total Certificates of Deposit (Cost $230,020)		230,020

COMMERCIAL PAPER† — 34.2%
Banks — 9.7%
Abbey National North America LLC
0.165%, 12/22/09	12,000	11,999
0.200%, 01/20/10	12,000	11,997
0.170%, 02/16/10	9,000	8,997
Australia & New Zealand Banking Group
0.634%, 10/20/10	10,000	9,943
Bank of Nova Scotia
0.190%, 01/12/10	10,000	9,998
0.315%, 03/08/10	15,000	14,987
Deutsche Bank Financial LLC
0.170%, 12/28/09	15,000	14,998
JPMorgan Chase
0.180%, 01/11/10	5,000	4,999
0.150%, 02/22/10	10,000	9,996
JPMorgan Chase Funding
0.180%, 12/17/09	5,000	5,000
0.240%, 01/04/10	13,000	12,997
0.200%, 02/17/10	10,000	9,996

	Par (000)	Value (000)

National Australia Funding Delaware
0.290%, 01/04/10	$3,000	$2,999
0.195%, 01/21/10	20,000	19,994
0.170%, 02/17/10	20,000	19,993
Svenska Handelsbanken
0.200%, 01/20/10	8,000	7,998
Toronto-Dominion Holdings
0.270%, 01/14/10	12,000	11,996
Westpac Banking
0.180%, 12/03/09	7,000	7,000
0.240%, 01/20/10	15,000	14,995

		210,882

Consumer Staples — 2.8%
Coca-Cola
0.250%, 12/09/09	20,000	19,999
0.240%, 05/10/10	20,000	19,978
Nestle Capital
0.200%, 01/25/10	20,000	19,994

		59,971

Finance-Automotive — 2.6%
American Honda Finance
0.140%, 12/03/09	10,000	10,000
0.160%, 01/28/10	20,000	19,995
0.150%, 02/16/10	14,000	13,996
Toyota Motor Credit
0.250%, 12/10/09	13,000	12,999

		56,990

Financial Services — 16.6%
Alpine Securitization
0.190%, 12/04/09	20,000	20,000
BNP Paribas Finance
0.230%, 01/05/10	15,000	14,997
CBA Delaware Finance
0.150%, 12/04/09	5,000	5,000
0.150%, 12/21/09	3,000	3,000
0.190%, 01/25/10	25,000	24,993
0.200%, 01/28/10	10,000	9,997
Fairway Finance LLC
0.140%, 12/02/09	21,000	21,000
Liberty Street Funding LLC
0.180%, 12/01/09	10,000	10,000
Nordea North America
0.140%, 12/07/09	8,200	8,200
0.235%, 12/10/09	20,000	19,999
0.170%, 12/18/09	5,000	5,000
0.150%, 12/28/09	7,000	6,999
Old Line Funding LLC
0.130%, 12/01/09	24,126	24,126
PACCAR Financial
0.230%, 12/17/09	18,000	17,998
0.180%, 02/01/10	15,000	14,995
0.190%, 02/10/10	5,100	5,098
0.180%, 02/18/10	5,000	4,998
Rabobank USA Financial
0.150%, 12/03/09	5,000	5,000
0.160%, 01/06/10	10,000	9,998
Starbird Funding
0.130%, 12/01/09	20,000	20,000
0.190%, 12/03/09	10,000	10,000

17

Allegiant Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Financial Services — continued
Straight-A Funding LLC
0.160%, 12/02/09	$15,000	$15,000
0.230%, 12/16/09	15,000	14,998
0.190%, 01/22/10	10,000	9,997
Variable Funding Capital LLC
0.160%, 12/29/09	20,000	19,997
Wal-Mart Funding
0.200%, 12/09/09	40,000	39,998

		361,388

Information Technology — 1.8%
Automatic Data Processing
0.120%, 12/01/09	40,000	40,000

Insurance — 0.7%
New York Life Capital
0.150%, 12/10/09	15,000	14,999

Total Commercial Paper (Cost $744,230)		744,230

CORPORATE BONDS — 1.4%
Banks — 1.0%
Goldman Sachs Group (FRN) (MTN)
0.383%, 06/28/10	10,000	10,003
Wachovia (FRN)
0.511%, 06/01/10	6,001	5,998
Wells Fargo (FRN)
0.349%, 03/23/10	7,000	6,992

		22,993

Financial Services — 0.4%
Credit Suisse USA (FRN)
0.524%, 01/15/10	8,000	8,003

Total Corporate Bonds (Cost $30,996)		30,996

FUNDING AGREEMENT — 1.1%
New York Life Funding Agreement (FRN)
0.790%, 06/03/10 (A) (Cost $25,000)	25,000	25,000

MUNICIPAL SECURITIES — 9.1%
Alaska — 1.3%
Valdez Marine Terminal, BP Pipelines Project (RB) (VRDN)
0.180%, 07/01/37	15,750	15,750
Valdez Marine Terminal, BP Pipelines Project (RB) Series C (VRDN)
0.190%, 07/01/37	13,500	13,500

		29,250

Illinois — 0.7%
Chicago (GO) Series 2008 (LOC - Harris N.A.) (VRDN)
0.250%, 02/19/10	15,000	15,000

Massachusetts — 0.4%
Massachusetts Health and Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.220%, 07/01/35	9,030	9,030

	Par (000)	Value (000)

Michigan — 2.5%
Board of Trustees of Michigan State University (TECP) Series 08-A
0.250%, 12/08/09	$29,000	$29,000
University of Michigan (TECP) Series B
0.270%, 02/03/10	20,000	20,000
0.230%, 01/05/10	6,000	6,000

		55,000

Ohio — 1.4%
Ohio State University (RB) Series B (VRDN)
0.230%, 12/01/28	24,200	24,200
Ohio State University (TECP) Series I
0.230%, 01/06/10	6,000	6,000

		30,200

Rhode Island — 1.2%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN)
0.260%, 09/01/32	10,000	10,000
0.200%, 09/01/43	15,000	15,000

		25,000

Texas — 0.9%
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.200%, 03/01/31	20,000	20,000

Virginia — 0.7%
University of Virginia (TECP) Series 03-A
0.250%, 01/06/10	10,650	10,650
0.230%, 01/06/10	4,000	4,000

		14,650

Total Municipal Securities (Cost $198,130)		198,130

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.7%
Federal Farm Credit Bank — 1.4%
Federal Farm Credit Bank (FRN)
0.940%, 03/04/10	30,000	30,000

Federal Home Loan Bank — 10.0%
Federal Home Loan Bank
3.000%, 06/11/10	10,000	10,144
4.516%, 08/10/10	23,600	24,284
0.440%, 10/07/10	25,000	25,001
0.500%, 10/25/10	23,000	23,009
Federal Home Loan Bank (DN)
0.070%, 01/06/10 (B)	20,000	19,998
Federal Home Loan Bank (FRN)
0.172%, 01/08/10	30,000	29,992
0.480%, 01/12/10	15,000	15,005
0.191%, 01/13/10	30,000	29,992
0.820%, 02/23/10	20,000	20,000
0.800%, 03/11/10	20,000	20,035

		217,460

Federal Home Loan Mortgage Corporation — 4.7%
Federal Home Loan Mortgage Corporation (DN)
0.320%, 12/07/09 (B)	24,000	23,999
0.311%, 01/19/10 (B)	15,000	14,994
0.930%, 02/05/10 (B)	15,000	14,974

18

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
Federal Home Loan Mortgage Corporation (FRN)
0.142%, 12/23/09	$18,000	$17,997
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.135%, 02/09/10	30,000	30,000

		101,964

Federal National Mortgage Association — 8.6%
Federal National Mortgage Association
4.625%, 06/01/10	8,000	8,175
2.875%, 10/12/10	17,000	17,354
Federal National Mortgage Association (DN)
0.320%, 12/09/09 (B)	15,000	14,999
0.900%, 01/04/10 (B)	30,000	29,974
0.530%, 01/19/10 (B)	30,000	29,978
0.220%, 06/01/10 (B)	13,000	12,986
Federal National Mortgage Association (FRN)
0.233%, 01/21/10	45,000	45,025
0.218%, 02/12/10	30,000	29,985

		188,476

Total U.S. Government Agency Obligations (Cost $537,900)		537,900

U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bill† — 0.9%
0.326%, 12/24/09 (Cost $19,996)	20,000	19,996

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.9%
Allegiant Advantage Institutional Money Market Fund, Class I†† (Cost $40,652)	40,652,017	40,652

	Par (000)
REPURCHASE AGREEMENTS — 15.1%
Bank of America
0.170% (dated 11/30/09, due 12/01/09, repurchase price $36,000,170, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.500%, due 04/01/38, total market value $36,720,001)	$36,000	36,000
Deutsche Bank
0.170% (dated 11/30/09, due 12/01/09, repurchase price $55,000,260, collateralized by Federal National Mortgage Association Bonds, Federal Home Loan Mortgage Corporation Bond and Government National Mortgage Association Bond, 5.500% to 7.000%, due 02/01/35 to 12/15/38, total market value $56,100,000)	55,000	55,000

	Par (000)	Value (000)
Goldman Sachs
0.170% (dated 11/30/09, due 12/01/09, repurchase price $44,000,208, collateralized by Federal National Mortgage Association Bonds, 4.000% to 10.000%, due 06/01/13 to 11/01/39, total market value $44,880,000)	$44,000	$44,000
Goldman Sachs (TLGP) (FDIC)
0.180% (dated 11/30/09, due 12/01/09, repurchase price $44,000,220, collateralized by General Electric Capital (TLGP) (FDIC) and JPMorgan Chase (TLGP) (FDIC), 0.352% to 2.200%, due 04/24/12 to 06/15/12, total market value $44,880,000)	44,000	44,000
Greenwich Capital
0.170% (dated 11/30/09, due 12/01/09, repurchase price $66,000,312, collateralized by Federal Home Loan Bank Bond and Federal National Mortgage Association Note, 2.000% to 5.250%, due 08/01/12 to 10/22/14, total market value $67,320,536)	66,000	66,000
JPMorgan Chase
0.160% (dated 11/30/09, due 12/01/09, repurchase price $33,000,147, collateralized by Federal National Mortgage Association Bonds, 5.000% to 5.500%, due 03/01/33 to 12/01/35, total market value $33,661,092)	33,000	33,000
UBS Securities
0.160% (dated 11/30/09, due 12/01/09, repurchase price $50,000,222, collateralized by Federal National Mortgage Association Bonds, 5.500%, due 01/01/36 to 04/01/37, total market value $51,002,048)	50,000	50,000

Total Repurchase Agreements (Cost $328,000)		328,000

TOTAL INVESTMENTS — 99.5% (Cost $2,164,924)*		2,164,924

Other Assets & Liabilities – 0.5%		10,603

TOTAL NET ASSETS — 100.0%		$2,175,527

19

Allegiant Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)	STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $25,000 and represents 1.1% of net assets as of November 30, 2009.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices Affiliated Money Market Fund	$40,652	$—
Level 2 - Other Significant Observable Inputs
Bank Note	10,000	—
Certificates of Deposit	230,020	—
Commercial Paper	744,230	—
Corporate Bonds	30,996	—
Funding Agreement	25,000	—
Municipal Securities	198,130	—
Repurchase Agreements	328,000	—
U.S. Government Agency Obligations	537,900	—
U.S. Treasury Obligation	19,996	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$2,164,924	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $2,124,272)	$2,124,272
Investments in affiliates at value, (Cost $40,652)	40,652
Receivable for shares of beneficial interest sold	30,062
Interest receivable	1,133
Prepaid expenses	15

Total Assets	2,196,134

LIABILITIES
Payable for shares of beneficial interest purchased	19,890
Dividends payable
Class I	84
Class A	12
Investment advisory fees payable	158
12b-1 fees payable
Class A	26
Administration fees payable	107
Custody fees payable	16
Transfer agent fees payable	83
Trustee fees payable	76
Other liabilities	155

Total Liabilities	20,607

TOTAL NET ASSETS	$2,175,527

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$2,175,541
Distributions in Excess of Net Investment Income	(21)
Undistributed Net Realized Gain on Investments	7

Total Net Assets	$2,175,527

Net Asset Value, Offering and Redemption Price Per Share — Class I ($1,582,796,696 ÷ 1,582,760,356 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($592,535,984 ÷ 592,575,768 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class C ($194,124 ÷ 194,114 outstanding shares of beneficial interest)	$1.00

20

Allegiant Ohio Municipal Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.5%
Ohio — 97.4%
Allen County, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN) 0.220%, 10/01/31	$19,000	$19,000
Allen County, Catholic Healthcare Partners (RB) Series C (LOC - Wachovia Bank) (VRDN) 0.190%, 10/01/31	9,730	9,730
Allen County, Catholic Healthcare Partners (RB) Series E (LOC - Wachovia Bank) (VRDN) 0.240%, 10/01/31	15,000	15,000
Allen County, Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN) 0.340%, 02/01/18	1,815	1,815
Butler County Healthcare Facilities, Lifesphere Project (RB) (LOC - U.S. Bank) (VRDN) 0.200%, 05/01/27	4,510	4,510
Butler County Port Authority, Great Miami Valley YMCA Project (RB) (LOC - JPMorgan Chase Bank) (VRDN) 0.250%, 09/01/37	2,980	2,980
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (VRDN) 0.230%, 10/01/40	3,900	3,900
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Housing Project (RB) (LOC - U.S. Bank) (VRDN) 0.240%, 06/01/39	3,000	3,000
Columbus (GO) Series 1 (VRDN) 0.200%, 06/01/16	500	500
0.200%, 12/01/17	2,525	2,525
Columbus (RB) Series B (VRDN) 0.200%, 06/01/32	6,535	6,535
Columbus City School District (BAN) Series C (GO) 1.500%, 12/02/10	7,000	7,073
Columbus Sewer (GO) Series 2006-1 (VRDN) 0.200%, 12/01/26	11,820	11,820
Cuyahoga Falls (GO) 2.750%, 12/09/09	4,100	4,101
Dublin City School District (BAN) (GO) 1.000%, 10/14/10	6,750	6,773
Fairborn (BAN) (RN) (LOC- U.S. Bank) 2.500%, 09/10/10	1,600	1,612
Fairfield Township (BAN) (GO) 1.500%, 08/27/10	1,900	1,907
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN) 0.290%, 11/01/14	1,555	1,555
Franklin County, Holy Cross Health Systems (RB) (VRDN) 0.210%, 06/01/16	12,000	12,000
Franklin County, Nationwide Children’s Hospital Project (RB) Series B (VRDN) 0.200%, 11/01/40	20,800	20,800

	Par (000)	Value (000)
Gates Mills (BAN) (GO) 2.000%, 05/20/10	$1,150	$1,154
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN) 0.250%, 05/15/28	6,895	6,895
Kent (BAN) (GO) 1.500%, 10/14/10	1,000	1,004
Kent State University, General Receipts (RB) Series B (LOC - Bank of America) (VRDN) 0.250%, 05/01/32	10,000	10,000
Lake County (BAN) (GO) 2.000%, 04/08/10	1,000	1,002
1.500%, 07/08/10	1,900	1,909
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN) 0.500%, 12/01/10	605	605
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN) 0.250%, 04/01/37	18,600	18,600
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase) (VRDN) 0.250%, 06/01/33	4,105	4,105
Logan County (BAN) (GO) 1.500%, 11/10/10	3,400	3,416
Marysville (BAN) (GO) 2.750%, 03/04/10	1,200	1,202
Mason (BAN) (GO) 1.500%, 03/11/10	1,620	1,623
1.500%, 07/28/10	1,150	1,156
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN) 0.270%, 03/01/27	12,100	12,100
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN) 0.270%, 03/01/27	850	850
Ohio State (GO) Series A (VRDN) 0.260%, 02/01/23	3,100	3,100
0.200%, 03/15/25	2,265	2,265
Ohio State (GO) Series B (VRDN) 0.260%, 08/01/17	3,500	3,500
0.200%, 08/01/21	3,900	3,900
0.200%, 03/15/25	2,225	2,225
0.220%, 06/15/26	3,675	3,675
Ohio State (GO) Series C (VRDN) 0.230%, 06/15/26	2,165	2,165
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (VRDN) 0.270%, 10/01/31	6,500	6,500
0.270%, 10/01/31	10,250	10,250
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - Bank of America) (VRDN) 0.210%, 12/01/44	7,800	7,800

21

Allegiant Ohio Municipal Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (TECP) 0.330%, 02/09/10	$3,000	$3,000
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN) 0.190%, 01/01/43	4,125	4,125
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (TECP) Series B-5 (VRDO) 0.430%, 01/13/10	15,000	15,000
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN) 0.190%, 08/01/33	6,000	6,000
Ohio State Higher Educational Facility Commission, Marietta College Project (RB) (LOC - JPMorgan Chase Bank) (VRDN) 0.250%, 12/01/32	5,635	5,635
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB) (VRDN) 0.290%, 10/01/48	10,800	10,800
Ohio State Higher Educational Facility Commission, Ohio Northern University 2008 Project (RB) Series A (LOC - JPMorgan Chase Bank) (VRDN) 0.200%, 05/01/33	16,300	16,300
Ohio State Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN) 0.220%, 05/01/42	4,500	4,500
Ohio State University (RB) (VRDN) 0.230%, 12/01/17	100	100
0.230%, 12/01/31	6,900	6,900
Ohio State University (RB) Series B (VRDN) 0.200%, 06/01/35	2,000	2,000
Ohio State University (TECP) Series 03-C (VRDO) 0.300%, 12/07/09	12,000	12,000
Ohio State Water Development Authority, FirstEnergy Generation (RB) Series A (LOC - Barclays Bank PLC) (VRDN) 0.220%, 05/15/19	6,250	6,250
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN) 0.230%, 01/01/34	20,815	20,815
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN) 0.290%, 11/01/25	2,000	2,000
Ohio State, Sohio Air Project (RB) (VRDN) 0.190%, 05/01/22	4,700	4,700
Ohio State, Sohio Water Project (RB) (VRDN) 0.270%, 05/01/22	1,100	1,100
Perrysburg (BAN) (GO) 1.500%, 08/05/10	2,569	2,575

	Par (000)	Value (000)

Salem Hospital Revenue Authority, Salem Community Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN) 0.250%, 09/01/35	$6,265	$6,265
Sandusky (BAN) (GO) 1.500%, 10/14/10	3,700	3,721
Symmes Township (BAN) (GO) 2.500%, 12/22/09	4,500	4,504
Toledo (SAN) (LOC - State Street Bank & Trust) (VRDN) 0.250%, 12/01/09	11,500	11,500
Trenton (BAN) (GO) 2.000%, 03/11/10	2,385	2,385
Union County (BAN) (GO) 2.375%, 12/09/09	1,000	1,000
Vandalia (BAN) (GO) 1.750%, 08/19/10	4,580	4,580
Warren County Healthcare Facilities, Otterbein Homes Project (RB) (LOC - U.S. Bank) (VRDN) 0.250%, 07/01/31	6,525	6,525
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Scotiabank) (VRDN) 0.460%, 09/01/15	5,190	5,190
Westerville (BAN) (GO) 2.500%, 12/17/09	2,233	2,234

Puerto Rico — 2.1%
Commonwealth of Puerto Rico (GO) Series B (LOC - Wachovia Bank) (VRDN) 0.170%, 07/01/32	9,000	9,000

Total Municipal Securities (Cost $428,841)		428,841

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.6%
BlackRock Ohio Municipal Money Market Fund† (Cost $6,947)	6,947,026	6,947

TOTAL INVESTMENTS — 101.1% (Cost $435,788)*		435,788

Other Assets & Liabilities – (1.1)%		(4,549)

TOTAL NET ASSETS — 100.0%		$431,239

22

Allegiant Ohio Municipal Money Market Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

*	Also cost for Federal income tax purposes.
†	See Note 3 in Notes to Financial Statements.

BAN — Bond Anticipation Note

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

SAN — Special Assessment Note

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices Affiliated Money Market Fund	$6,947	$—
Level 2 - Other Significant Observable Inputs
Municipal Securities	428,841	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$435,788	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $428,841)	$428,841
Investments in affiliates at value, (Cost $6,947)	6,947
Receivable for investments sold	6,600
Receivable for shares of beneficial interest sold	333
Interest receivable	596
Prepaid expenses	9

Total Assets	443,326

LIABILITIES
Payable for shares of beneficial interest redeemed	4,820
Payable for investment securities purchased	7,073
Dividends payable
Class I	38
Investment advisory fees payable	55
12b-1 fees payable
Class A	10
Administration fees payable	22
Custody fees payable	5
Transfer agent fees payable	14
Trustee fees payable	12
Other liabilities	38

Total Liabilities	12,087

TOTAL NET ASSETS	$431,239

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$431,234
Undistributed Net Investment Income	5

Total Net Assets	$431,239

Net Asset Value, Offering and Redemption Price Per Share — Class I ($365,854,592 ÷ 365,856,730 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($65,384,295 ÷ 65,378,371 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

23

Allegiant Pennsylvania Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.5%
Pennsylvania — 99.5%
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC—Bank One) (VRDN)
0.200%, 03/01/18	$1,885	$1,885
Allegheny County Hospital Development Authority, UPMC Presbyterian Shadyside (RB) Series A (LOC—Bank of New York) (VRDN)
0.230%, 03/01/20	8,000	8,000
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
0.330%, 12/01/20	5,000	5,000
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC—Bank of Nova Scotia) (VRDN)
0.210%, 04/01/35	6,300	6,300
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.250%, 01/01/35	4,350	4,350
Commonwealth of Pennsylvania (GO) Series 2000-1
5.750%, 01/15/10	1,000	1,007
5.000%, 01/15/10	1,490	1,498
Commonwealth of Pennsylvania (GO) Series 2004-3
5.000%, 07/01/10	575	590
Delaware County Industrial Development Authority (TECP) Series 88-A (VRDO)
0.300%, 03/04/10	3,600	3,600
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.230%, 12/01/31	1,250	1,250
0.230%, 12/01/31	2,000	2,000
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN)
0.200%, 12/01/15	4,700	4,700
Emmaus General Authority (RB) Sub-Series B-24 (LOC—U.S. Bank) (VRDN)
0.280%, 03/01/24	2,400	2,400
Emmaus General Authority (RB) Sub-Series F-22 (LOC—U.S. Bank) (VRDN)
0.280%, 03/01/24	1,300	1,300
Emmaus General Authority (RB) Sub-Series F-24 (LOC—U.S. Bank) (VRDN)
0.280%, 03/01/24	500	500
Emmaus General Authority (RB) Sub-Series G-18 (LOC—U.S. Bank) (VRDN)
0.280%, 03/01/24	500	500
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
0.170%, 06/01/39	2,000	2,000
Governor Mifflin School District (GO)
1.250%, 05/15/10	2,000	2,005

	Par (000)	Value (000)

Haverford Township School District (GO) (LOC—TD Bank) (VRDN)
0.250%, 03/01/30	$2,250	$2,250
Lebanon County Health Facilities Authority, United Church of Christ Homes (RB) (LOC—Wachovia Bank) (VRDN)
0.340%, 12/01/22	2,945	2,945
Lower Merion School District (GO) Series B (LOC—U.S. Bank) (VRDN)
0.230%, 04/01/27	4,300	4,300
Montgomery County Industrial Development Authority (TECP) Series 94-A (VRDO)
0.250%, 12/03/09	7,000	7,000
0.430%, 02/04/10	6,000	6,000
Montgomery County Industrial Development Authority (TECP) Series 96-A (VRDO)
0.300%, 12/03/09	3,000	3,000
Montgomery County Industrial Development Authority, Friends Central School Project (RB) (LOC—Wachovia Bank) (VRDN)
0.240%, 03/01/32	3,650	3,650
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College (RB) (VRDN)
0.750%, 12/01/39	5,000	5,000
Pennsylvania Higher Educational Facilities Authority, Holy Family University Project (RB) (LOC—TD Bank) (VRDN)
0.250%, 08/01/38	2,000	2,000
Pennsylvania Turnpike Commission (RB) Series B-5 (LOC—Bank of America) (VRDN)
0.250%, 12/01/38	3,900	3,900
Pennsylvania Turnpike Commission (RB) Series U (VRDN)
0.270%, 12/01/19	4,000	4,000
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC—JPMorgan Chase) (VRDN)
0.220%, 06/01/32	2,300	2,300
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC—Morgan Guaranty Trust) (VRDN)
0.220%, 11/01/31	2,750	2,750
Philadelphia Authority for Industrial Development, Pennsylvania Academy of the Fine Arts Project (RB) (LOC—WachoviaBank) (VRDN)
0.240%, 07/01/34	2,500	2,500
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series A (VRDN)
0.190%, 02/15/21	1,850	1,850
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	945
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC—Washington Federal Savings Bank & Federal Home Loan Bank) (FSA) (VRDN)
2.000%, 09/01/35	5,000	5,054

24

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
South Eastern School District (GO)
2.000%, 03/01/10	$915	$918
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series B (VRDN)
0.290%, 03/01/32	2,000	2,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.290%, 05/01/44	3,000	3,000
Upper Merion Township (GO) Series A
2.000%, 09/01/10	2,175	2,200
Washington County Authority, Girard Estate Project (RB) (LOC—JPMorgan Chase) (VRDN)
0.250%, 06/01/27	1,510	1,510
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.200%, 07/01/34	3,000	3,000

Total Municipal Securities (Cost $120,957)		120,957

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.5%
BlackRock Pennsylvania Municipal Money Market Portfolio† (Cost $3,000)	2,999,590	3,000

TOTAL INVESTMENTS — 102.0% (Cost $123,957)*		123,957

Other Assets & Liabilities – (2.0)%		(2,474)

TOTAL NET ASSETS — 100.0%		$121,483

*	Also cost for Federal income tax purposes.
†	See Note 3 in Notes to Financial Statements.

AMBAC — AMBAC Assurance Corporation

ETM — Escrowed to Maturity

FSA — Financial Security Assurance

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices Affiliated Money Market Fund	$3,000	$—
Level 2 - Other Significant Observable Inputs Municipal Securities	120,957	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$123,957	$—

See Notes to Financial Statements.

25

Allegiant Pennsylvania Tax Exempt Money Market Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $120,957)	$120,957
Investments in affiliates at value, (Cost $3,000)	3,000
Receivable for investments sold	100
Receivable for shares of beneficial interest sold	80
Interest receivable	159
Prepaid expenses	9

Total Assets	124,305

LIABILITIES
Payable for shares of beneficial interest redeemed	564
Payable for investment securities purchased	2,200
Dividends payable
Class I	6
Investment advisory fees payable	14
12b-1 fees payable
Class A	2
Administration fees payable	6
Custody fees payable	2
Transfer agent fees payable	6
Trustee fees payable	5
Other liabilities	17

Total Liabilities	2,822

TOTAL NET ASSETS	$121,483

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$121,523
Accumulated Net Realized Loss on Investments	(40)

Total Net Assets	$121,483

Net Asset Value, Offering and Redemption Price Per Share — Class I ($100,585,958 ÷ 100,699,359 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($20,896,750 ÷ 20,836,899 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

26

Allegiant Tax Exempt Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.8%
Arizona — 0.8%
Phoenix Industrial Development Authority, Pilgrim Rest Foundation Project (RB) Series 2005A (LOC - JPMorgan Chase Bank) (VRDN) 0.300%, 10/01/30	$5,825	$5,825

California — 0.6%
Metropolitan Water District of Southern California (RB) Series B-3 (VRDN) 0.180%, 07/01/35	5,000	5,000

Colorado — 2.6%
Aurora, Children’s Hospital Association (RB) Series C (LOC - Wells Fargo Bank) (VRDN) 0.210%, 12/01/33	1,000	1,000
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Building (RB) Series PG-C-7 (LOC - U.S. Bank) (VRDN) 0.240%, 03/01/39	5,050	5,050
Southern Ute Indian Tribe of Southern Ute Indian Reservation (RB) (VRDN) 0.200%, 11/01/31	14,300	14,300

		20,350

Connecticut — 3.1%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series U2 (VRDN) 0.200%, 07/01/33	14,620	14,620
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series X-2 (VRDN) 0.200%, 07/01/37	9,000	9,000

		23,620

Delaware — 0.6%
Delaware State Economic Development Authority, Winterthur Museum Project (RB) (LOC - Wachovia Bank) (VRDN) 0.390%, 09/01/12	4,250	4,250

District of Columbia — 0.8%
District of Columbia, Family and Child Services (RB) (LOC - Bank of America) (VRDN) 0.300%, 07/01/41	2,875	2,875
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN) 0.240%, 07/01/31	3,360	3,360

		6,235

Florida — 1.1%
Palm Beach County Economic Development Refunding and Improvement, YMCA Project (RB) (LOC - Wachovia Bank) (VRDN) 0.240%, 11/01/28	8,290	8,290

	Par (000)	Value (000)
Georgia — 1.3%
Fulton County Development Authority, Atlanta Jewish Federation (RB) (LOC - Wachovia Bank) (VRDN) 0.340%, 08/01/21	$3,040	$3,040
Georgia State (GO) Series H-3 (VRDN) 0.240%, 12/01/26	2,842	2,842
Richmond County Development Authority, St. Mary on the Hill Catholic School and Aquinas High School Project (RB) (LOC - Wachovia Bank) (VRDN) 0.340%, 09/01/20	4,300	4,300

		10,182

Illinois — 6.4%
Bloomington (GO) (VRDN) 0.300%, 06/01/24	11,650	11,650
Illinois Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN) 0.300%, 08/01/33	6,100	6,100
Illinois Finance Authority, Chicago Symphony Orchestra (RB) (LOC - Northern Trust Company) (VRDN) 0.210%, 12/01/28	8,200	8,200
Illinois Finance Authority, Gift of Hope Organ & Tissue Donor Network Project (RB) Series 2008 (LOC - JPMorgan Chase Bank) (VRDN) 0.600%, 05/01/38	7,700	7,700
Illinois Finance Authority, Northwest Community Hospital (RB) Series B (LOC - Wells Fargo Bank) (VRDN) 0.250%, 07/01/32	3,400	3,400
Illinois Health Facilities Authority (RB) Series C (LOC - JPMorgan Chase Bank) (VRDN) 0.300%, 08/01/15	9,350	9,350
Illinois International Port District (RB) (LOC - LaSalle Bank) (VRDN) 0.230%, 01/01/23	1,150	1,150
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN) 0.300%, 06/01/30	1,800	1,800

		49,350

Indiana — 4.9%
Indiana Development Finance Authority, Children’s Museum of Indianapolis Project (RB) (VRDN) 0.300%, 07/01/33	1,250	1,250
Indiana Development Finance Authority, Indiana Historical Society Project (RB) (LOC - Bank One Indiana) (VRDN) 0.300%, 08/01/31	1,000	1,000
Indiana Development Finance Authority, Indianapolis Museum of Art Project (RB) (LOC - Bank One) (VRDN) 0.300%, 02/01/37	1,000	1,000

27

Allegiant Tax Exempt Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Indiana — continued
Indiana Finance Authority Economic Development, Campagna Academy Project (RB) (LOC - JPMorgan Chase Bank) (VRDN) 0.300%, 06/01/42	$8,600	$8,600
Indiana Finance Authority Economic Development, Goodwill Industries of Central Indiana Project (RB) (LOC - JPMorgan Chase Bank) (VRDN) 0.300%, 12/01/36	10,800	10,800
Indiana Finance Authority, Trinity Health Credit Group (RB) Series D-2 (VRDN) 0.210%, 12/01/34	4,800	4,800
Indiana Health Facility Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN) 0.800%, 04/01/20	1,450	1,450
Mount Vernon Pollution Control and Solid Waste Disposal, General Electric Company Project (RB) Series 2004 (VRDN) 0.190%, 12/01/14	6,500	6,500
Purdue University (RB) Series S (VRDN) 0.250%, 07/01/26	2,375	2,375

		37,775

Kansas — 0.4%
Newton Economic Development Authority, Newton Surgery Center Project (RB) Series A (LOC - Bank of America) (VRDN) 0.300%, 10/01/22	3,100	3,100

Kentucky — 1.3%
Kentucky Economic Development Finance Authority, Catholic Health Initiatives (RB) Series C (VRDN) 0.200%, 05/01/34	10,000	10,000

Louisiana — 0.7%
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC - Bayerische Landesbank) (VRDN) 0.200%, 07/01/18	5,000	5,000

Maryland — 2.3%
Baltimore Industrial Development Authority, Capital Acquisition Program (RB) (LOC - Bayerische Landesbank) (VRDN) 0.370%, 08/01/16	14,790	14,790
Maryland Economic Development, Howard Hughes Medical Institute (RB) Series A (VRDN) 0.200%, 02/15/43	3,000	3,000

		17,790

Massachusettes — 3.6%
Massachusetts Health & Educational Facilities Authority, Essex Museum (RB) (LOC - Bank of America) (VRDN) 0.250%, 07/01/33	14,225	14,225

	Par (000)	Value (000)
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series D-1 (VRDN) 0.150%, 07/01/35	$8,100	$8,100
Massachusetts Health & Educational Facilities Authority, Wellesley College (RB) Series I (VRDN) 0.170%, 07/01/39	5,000	5,000

		27,325

Michigan — 4.5%
Michigan State Hospital Finance Authority (TECP) Series 09-C (VRDO) 0.320%, 03/12/10	5,000	5,000
University of Michigan (RB) Series A-2 (VRDN) 0.260%, 12/01/24	5,350	5,350
University of Michigan (RB) Series B (VRDN) 0.220%, 12/01/25	4,310	4,310
0.200%, 12/01/37	20,085	20,085

		34,745

Minnesota — 1.3%
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Five-G (VRDN) 0.200%, 11/01/29	2,265	2,265
Minnesota, Prerefunded 06/01/10 @ 100 (GO) 5.625%, 06/01/10	7,415	7,775

		10,040

Missouri — 0.3%
St. Charles County Public Water Supply District No 2 (COP) Series A (LOC - Bank of America) (VRDN) 0.300%, 12/01/33	2,300	2,300

Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN) 0.260%, 12/01/15	1,000	1,000

New Mexico — 1.6%
Hurley Pollution Control, Kennecott Santa Fe (RB) (VRDN) 0.190%, 12/01/15	12,000	12,000

New York — 0.6%
New York City Capital Resource, Loan Enhanced Assistance Program (RB) Series A (LOC - Bankof America) (VRDN) 0.200%, 03/01/38	3,900	3,900
New York Power Authority, Prerefunded 01/01/10 @ 100 (RB) 7.000%, 01/01/18	1,000	1,037

		4,937

North Carolina — 3.4%
North Carolina Capital Facilities Finance Agency, Elon College (RB) Series A (LOC - Bank of America) (VRDN) 0.300%, 01/01/14	3,360	3,360

28

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
North Carolina — continued
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN) 0.230%, 01/01/20	$6,575	$6,575
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN) 0.240%, 12/01/20	10,145	10,145
University of North Carolina at Chapel Hill (RB) Series B (VRDN) 0.200%, 12/01/25	2,880	2,880
Wake County (GO) Series B (VRDN) 0.270%, 03/01/24	3,300	3,300

		26,260

Ohio — 17.8%
Avon Local School District (BAN) (GO) 2.500%, 01/07/10	2,500	2,503
Brecksville (BAN) (GO) 1.500%, 07/01/10	2,400	2,411
Canal Winchester Village (BAN) (GO) 2.000%, 05/13/10	2,000	2,004
Clark County (BAN) (GO) 2.000%, 06/09/10	1,175	1,180
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (VRDN) 0.230%, 10/01/40	4,000	4,000
Columbus (GO) Series 1 (VRDN) 0.200%, 12/01/17	4,000	4,000
Columbus Transportation Project (GO) Series 1 2.500%, 12/16/09	6,000	6,003
Fairfield Township (BAN) (GO) 1.750%, 06/09/10	4,000	4,015
Franklin County, Nationwide Children’s Hospital Project (RB) Series B (VRDN) 0.200%, 11/01/40	9,000	9,000
Green Township (BAN) (GO) 1.450%, 02/16/10	3,835	3,835
Hilliard School District (BAN) (GO) 1.500%, 12/15/09	3,500	3,501
Hunting Valley Village, Village Hall Construction Project (BAN) (GO) 1.500%, 06/24/10	3,550	3,562
Marion County (BAN) (GO) 2.000%, 04/27/10	2,375	2,380
Marysville (BAN) (GO) 2.750%, 01/22/10	1,745	1,747
Mason City School District (BAN) (GO) 1.500%, 02/04/10	2,845	2,849
Ohio State (GO) Series B (VRDN) 0.260%, 08/01/17	3,605	3,605
0.200%, 08/01/21	11,600	11,600
0.200%, 03/15/25	10,075	10,075
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (VRDN) 0.270%, 10/01/31	3,675	3,675

	Par (000)	Value (000)
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (TECP) Series B-5 (VRDO) 0.430%, 01/13/10	$5,000	$5,000
Ohio State Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN) 0.220%, 05/01/15	7,260	7,260
Ohio State Higher Educational Facility Commission, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN) 0.220%, 11/01/30	3,600	3,600
Ohio State University (RB) (VRDN) 0.230%, 12/01/27	1,200	1,200
Ohio State University (RB) Series B (VRDN) 0.200%, 06/01/35	2,900	2,900
Ohio State University (TECP) Series 03-C (VRDO) 0.300%, 12/07/09	2,560	2,560
Orrville (BAN) (GO) 2.000%, 04/22/10	3,170	3,176
Perrysburg (BAN) (GO) 1.500%, 12/17/09	5,205	5,206
Symmes Township (BAN) (GO) 2.500%, 12/22/09	4,500	4,501
Talawanda City School District (BAN) (GO) 1.500%, 01/27/10	10,000	10,011
University of Cincinnati (BAN) Series H (RN) 2.000%, 12/18/09	9,000	9,003

		136,362

Oregon — 1.3%
Yamhill County, George Fox University Project (RB) Series A (LOC—Bank of America) (VRDN) 0.300%, 10/01/35	9,955	9,955

Pennsylvania — 11.6%
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B3 (LOC - Bank One) (VRDN) 0.200%, 03/01/18	2,050	2,050
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN) 0.330%, 12/01/20	1,350	1,350
Cumberland County Municipal Authority, LSN/ TLS Obligated Group Project (RB) Series A (LOC—Wachovia Bank) (VRDN) 0.240%, 01/01/33	3,105	3,105
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN) 0.230%, 12/01/31	1,000	1,000
0.230%, 12/01/31	2,500	2,500
0.230%, 12/01/31	5,440	5,440
0.230%, 12/01/31	1,195	1,195
0.230%, 12/01/31	4,410	4,410
0.230%, 12/01/31	3,060	3,060
0.230%, 12/01/31	3,170	3,170

29

Allegiant Tax Exempt Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN) 0.200%, 12/01/15	$10,500	$10,500
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN) 0.170%, 06/01/39	3,000	3,000
Lower Merion School District (GO) Series B (LOC - U.S. Bank) (VRDN) 0.230%, 04/01/27	7,300	7,300
Pennsylvania Turnpike Commission (RB) Series A-1 (VRDN) 0.220%, 12/01/22	9,400	9,400
Pennsylvania Turnpike Commission (RB) Series U (VRDN) 0.270%, 12/01/19	16,500	16,500
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN) 0.220%, 11/01/31	4,000	4,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series B (VRDN) 0.290%, 03/01/32	1,000	1,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN) 0.290%, 05/01/44	1,700	1,700
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC - Wachovia Bank) (VRDN) 0.240%, 12/01/26	2,640	2,640
Washington County Authority, University of Pennsylvania Project (RB) (VRDN) 0.200%, 07/01/34	5,715	5,715

		89,035

South Carolina — 0.6%
South Carolina Jobs-Economic Development Authority, Presbyterian Home of South Carolina Project (RB) (LOC - Wachovia Bank) (VRDN) 0.340%, 12/01/21	4,585	4,585

Tennessee — 4.4%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN) 0.270%, 05/01/39	9,440	9,440
Clarksville Public Building Authority (RB) (LOC - Bank of America) (VRDN) 0.300%, 06/01/29	7,600	7,600
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, Vanderbilt University (RB) Series B (VRDN) 0.200%, 10/01/30	5,000	5,000
Montgomery County Public Building Authority, Tennessee County Loan Pool (RB) (LOC - Bank of America) (VRDN) 0.300%, 03/01/25	6,830	6,830

	Par (000)	Value (000)
Shelby County (GO) Series C (VRDN) 0.270%, 12/01/31	$5,150	$5,150

		34,020

Texas — 8.9%
Birdville Independent School District (GO) 5.000%, 02/15/10	1,325	1,338
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN) 0.600%, 06/01/25	4,000	4,000
Harris County Health Facilities Development, Methodist Hospital System (RB) Series A-1 (VRDN) 0.190%, 12/01/41	7,800	7,800
Houston Independent School District (GO) (PSF-GTD) (VRDN) 0.260%, 06/15/31	4,520	4,520
Red River Education Finance, Texas Christian University Project (RB) (VRDN) 0.200%, 03/01/30	7,700	7,700
0.200%, 03/15/35	20,000	20,000
San Antonio Education Facilities Corporation, Trinity University (RB) (VRDN) 0.240%, 06/01/33	2,500	2,500
Texas State (TRAN) (RN) Series 2009 2.500%, 08/31/10	20,000	20,305

		68,163

Virginia — 3.5%
Ashland Industrial Development Authority, YMCA of Greater Richmond Project (RB) Series A (LOC - Wachovia Bank) (VRDN) 0.240%, 11/01/20	8,385	8,385
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series C (VRDN) 0.200%, 02/15/38	13,345	13,345
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN) 0.200%, 02/15/38	2,090	2,090
Louisa County Industrial Development Authority, University of Virginia Health Services Foundation (RB) (LOC - Wachovia Bank) (VRDN) 0.340%, 10/01/30	3,000	3,000

		26,820

Washington — 2.0%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC - Wells Fargo Bank) (VRDN) 0.270%, 06/01/19	11,100	11,100
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN) 0.250%, 01/01/32	4,500	4,500

		15,600

30

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Wisconsin — 2.8%
University of Wisconsin Hospitals & Clinics Authority (RB) Series A (LOC - U.S. Bank) (VRDN) 0.200%, 04/01/32	$1,000	$1,000
Wisconsin Health & Educational Facilities Authority, Grace Lutheran Foundation Project (RB) (LOC - U.S. Bank) (VRDN) 0.300%, 07/01/14	1,550	1,550
Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee (RB) (LOC - JPMorgan Chase Bank) (VRDN) 0.300%, 12/01/36	16,600	16,600
Wisconsin Health & Educational Facilities Authority, Medical College of Wisconsin (RB) Series B (LOC - U.S. Bank) (VRDN) 0.210%, 12/01/33	2,000	2,000

		21,150

Wyoming — 3.6%
Carbon County Pollution Control, Amoco Project Series 1985 (RB) (VRDN) 0.450%, 11/01/14	3,800	3,800
Sublette County Pollution Control, Exxon Project (RB) Series 1984 (VRDN) 0.160%, 11/01/14	9,000	9,000
Uinta County, Chevron USA Project (RB) (VRDN) 0.170%, 08/15/20	14,500	14,500

		27,300

Total Municipal Securities (Cost $758,364)		758,364

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.0%
BlackRock Liquidity Funds MuniFund† (Cost $15,466)	15,466,292	15,466

TOTAL INVESTMENTS — 100.8% (Cost $773,830)*		773,830

Other Assets & Liabilities – (0.8)%		(6,066)

TOTAL NET ASSETS — 100.0%		$767,764

*	Also cost for Federal income tax purposes.
†	See Note 3 in Notes to Financial Statements.

BAN — Bond Anticipation Note

COP — Certificate of Participation

GO — General Obligation

LOC — Letter of Credit

PSF-GTD — Public School Fund - Guaranteed

RB — Revenue Bond

RN — Revenue Note

TECP — Tax Exempt Commercial Paper

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

VRDO —Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1- Quoted Prices Affiliated Money Market Fund	$15,466	$—

Level 2 - Other Significant Observable Inputs Municipal Securities	758,364	—

Level 3 - Significant Unobservable Inputs	—	—

Totals	$773,830	$—

See Notes to Financial Statements.

31

Allegiant Tax Exempt Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $758,364)	$758,364
Investments in affiliates at value, (Cost $15,466)	15,466
Receivable for shares of beneficial interest sold	1,933
Interest receivable	1,487
Prepaid expenses	21

Total Assets	777,271

LIABILITIES
Payable for shares of beneficial interest redeemed	9,165
Dividends payable
Class I	59
Class A	2
Investment advisory fees payable	97
12b-1 fees payable
Class A	12
Administration fees payable	39
Custody fees payable	8
Transfer agent fees payable	28
Trustee fees payable	27
Other liabilities	70

Total Liabilities	9,507

TOTAL NET ASSETS	$767,764

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$767,791
Accumulated Net Realized Loss on Investments	(27)

Total Net Assets	$767,764

Net Asset Value, Offering and Redemption Price Per Share — Class I ($629,105,092 ÷ 629,151,223 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($138,659,102 ÷ 138,658,328 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

32

Allegiant Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 94.5%
U.S. Treasury Bills† — 93.2%
0.041%, 12/03/09	$27,000	$27,000
0.055%, 12/03/09	10,000	10,000
0.115%, 12/03/09	10,000	10,000
0.133%, 12/03/09	15,000	15,000
0.027%, 12/10/09	20,000	20,000
0.048%, 12/10/09	25,000	25,000
0.050%, 12/10/09	7,000	7,000
0.060%, 12/17/09	10,000	10,000
0.240%, 12/17/09	6,000	5,999
0.272%, 12/17/09	4,000	3,999
0.368%, 12/17/09	5,000	4,999
0.375%, 12/17/09	20,000	19,997
0.054%, 12/24/09	10,000	10,000
0.057%, 12/24/09	10,000	10,000
0.082%, 12/24/09	5,000	5,000
0.326%, 12/24/09	26,000	25,999
0.085%, 12/31/09	5,000	5,000
0.100%, 12/31/09	5,000	5,000
0.140%, 12/31/09	7,000	6,999
0.205%, 12/31/09	10,000	9,998
0.052%, 01/07/10	25,000	24,999
0.240%, 01/14/10	3,000	2,999
0.267%, 01/14/10	6,000	5,998
0.268%, 01/14/10	5,000	4,998
0.065%, 01/21/10	5,000	5,000
0.068%, 01/21/10	5,000	4,999
0.055%, 01/28/10	33,000	32,997
0.250%, 01/28/10	3,000	2,999
0.070%, 02/04/10	22,000	21,997
0.163%, 02/04/10	6,000	5,998
0.060%, 02/11/10	10,000	9,999
0.234%, 02/11/10	5,000	4,998
0.049%, 02/25/10	4,000	3,999
0.100%, 02/25/10	4,000	3,999
0.075%, 03/04/10	10,000	9,998
0.098%, 03/11/10	4,000	3,999
0.195%, 03/11/10	5,000	4,997
0.150%, 04/01/10	5,000	4,997
0.140%, 04/08/10	3,000	2,998
0.122%, 04/15/10	9,000	8,996
0.138%, 04/22/10	10,000	9,995
0.297%, 05/06/10	4,000	3,995

		422,944

U.S. Treasury Note — 1.3%
3.250%, 12/31/09	6,000	6,016

Total U.S. Treasury Obligations (Cost $428,960)		428,960

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.0%
Federated U.S. Treasury Cash Reserve Money Market Fund (Cost $18,223)	18,223,484	$18,223

AFFILIATED MONEY MARKET FUND — 2.2%
BlackRock Treasury Trust Fund†† (Cost $10,000)	10,000,000	10,000

TOTAL INVESTMENTS — 100.7% (Cost $457,183)*		457,183

Other Assets & Liabilities – (0.7)%		(3,294)

TOTAL NET ASSETS — 100.0%		$453,889

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices Affiliated Money Market Fund	$10,000	$—
Money Market Fund	18,223	—

Level 2 - Other Significant Observable Inputs U.S. Treasury Obligations	428,960	—

Level 3 - Significant Unobservable Inputs	—	—

Totals	$457,183	$—

See Notes to Financial Statements.

33

Allegiant Treasury Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $447,183)	$447,183
Investments in affiliates at value, (Cost $10,000)	10,000
Receivable for shares of beneficial interest sold	548
Interest receivable	82
Prepaid expenses	22

Total Assets	457,835

LIABILITIES
Payable for shares of beneficial interest purchased	3,800
Dividends payable
Class I	5
Class A	1
Investment advisory fees payable	2
12b-1 fees payable
Class A	3
Administration fees payable	24
Custody fees payable	4
Transfer agent fees payable	24
Trustee fees payable	27
Other liabilities	56

Total Liabilities	3,946

TOTAL NET ASSETS	$453,889

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$454,042
Undistributed Net Investment Income	2
Accumulated Net Realized Loss on Investments	(155)

Total Net Assets	$453,889

Net Asset Value and Redemption Price Per Share — Class I ($347,206,008 ÷ 347,355,233 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption Price Per Share — Class A ($106,682,743 ÷ 106,694,001 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

34

THIS PAGE INTENTIONALLY LEFT BLANK

Allegiant Money Market Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2009 (Unaudited)

	Government Money Market Fund	Money Market Fund
Investment Income:
Dividends	$19	$—
Interest	1,760	4,325
Income from affiliate(1)	—	27

Total Investment Income	1,779	4,352

Expenses:
Investment advisory fees	1,308	2,892
Administration fees	296	654
12b-1 fees:
Class I(1)	(85)	(215)
Class A	—	—
Class C	—	1
Shareholder servicing fees:
Class A	375	732
Class C	—	— *
Transfer agent fees	58	136
Custodian fees	26	52
Professional fees	74	154
Pricing service fees	3	2
Printing and shareholder reports	16	36
Registration and filing fees	20	32
Trustees’ fees	42	93
Temporary Guarantee Program Participation Fee(2)	113	374
Miscellaneous	30	66

Total Expenses	2,276	5,009

Less:
Waiver of investment advisory fees(1)	(463)	(796)
Waiver of 12b-1 fees:
Class C	—	(1)
Waiver/reimbursement of shareholder servicing fees:(1)
Class A	(375)	(732)
Class C	—	— *

Net Expenses	1,438	3,480

Net Investment Income	341	872

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments Sold	—	7

Net Increase in Net Assets Resulting from Operations	$341	$879

*	Amount represents less than $500.
(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

36

Ohio Municipal Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund
$—	$—	$—	$3
1,131	267	1,948	388
19	—	36	—

1,150	267	1,984	391

447	152	904	577
127	44	256	131
(46)	(16)	(95)	(12)
11	—	14	—
—	—	—	—
94	43	195	159
—	—	—	—
23	9	48	25
13	6	23	12
31	14	65	31
7	5	14	2
6	2	14	7
8	7	21	18
17	7	37	18
61	26	121	—
11	5	23	15

810	304	1,640	983

(112)	(48)	(226)	(468)
—	—	—	—
(74)	(43)	(195)	(159)
—	—	—	—

624	213	1,219	356

526	54	765	35

—	—	—	—

$526	$54	$765	$35

37

Allegiant Money Market Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Government Money Market Fund		Money Market Fund
	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009
Investment Activities:
Net investment income	$341	$11,717	$872	$37,953
Net realized gain (loss) on investments sold	—	9	7	103
Net increase from payment by affiliate	—	—	—	1,700 (1)

Net increase in net assets resulting from operations	341	11,726	879	39,756

Dividends to Shareholders:
Dividends from net investment income:
Class I	(266)	(8,296)	(719)	(28,941)
Class A	(76)	(3,400)	(173)	(8,866)
Class B	—	—	—	(5)
Class C	—	—	—	(1)

Total dividends	(342)	(11,696)	(892)	(37,813)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	888,445	1,933,257	715,999	2,203,248
Class A	547,355	1,317,821	952,158	2,566,964
Class B	—	—	—	609
Class C	—	—	22	140
Exchange of Class B shares for Class A shares:(2)
Class A	—	—	—	881
Class B	—	—	—	(881)
Reinvestment of dividends:
Class I	11	757	7	178
Class A	18	875	84	3,893
Class B	—	—	—	5
Class C	—	—	—	1

Total proceeds from shares issued and reinvested	1,435,829	3,252,710	1,668,270	4,775,038

Value of shares redeemed:
Class I	(995,130)	(1,789,221)	(1,082,919)	(2,785,896)
Class A	(606,081)	(1,395,422)	(959,588)	(2,857,782)
Class B	—	—	—	(457)
Class C	—	—	(17)	(60)

Total value of shares redeemed	(1,601,211)	(3,184,643)	(2,042,524)	(5,644,195)

Increase (decrease) in net assets from share transactions	(165,382)	68,067	(374,254)	(869,157)

Total increase (decrease) in net assets	(165,383)	68,097	(374,267)	(867,214)

Net Assets:
Beginning of period	1,150,527	1,082,430	2,549,794	3,417,008

End of period*	$985,144	$1,150,527	$2,175,527	$2,549,794

*Including undistributed (distributions in excess of) net investment income	$(1)	$—	$(21)	$(1)

(1)	See Note 11 in Notes to Financial Statements.
(2)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

38

Ohio Municipal Money Market Fund		Pennsylvania Tax Exempt Money Market Fund		Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009
$526	$6,192	$54	$2,311	$765	$11,776	$35	$3,794
—	—	—	—	—	—	—	(14)
—	—	—	—	—	—	—	—

526	6,192	54	2,311	765	11,776	35	3,780

(466)	(5,220)	(45)	(1,696)	(660)	(10,178)	(29)	(2,757)
(55)	(972)	(9)	(615)	(105)	(1,598)	(6)	(1,037)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(521)	(6,192)	(54)	(2,311)	(765)	(11,776)	(35)	(3,794)

369,027	805,026	55,713	248,013	444,877	1,274,932	441,826	2,086,586
98,337	193,609	73,755	181,323	265,441	650,596	168,881	1,445,673
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

18	167	—	6	34	394	2	89
54	958	8	337	86	1,450	2	295
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

467,436	999,760	129,476	429,679	710,438	1,927,372	610,711	3,532,643

(389,851)	(779,719)	(96,416)	(249,872)	(654,544)	(1,221,092)	(418,298)	(2,182,894)
(106,273)	(234,735)	(95,386)	(213,061)	(316,817)	(636,287)	(253,317)	(1,335,882)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(496,124)	(1,014,454)	(191,802)	(462,933)	(971,361)	(1,857,379)	(671,615)	(3,518,776)

(28,688)	(14,694)	(62,326)	(33,254)	(260,923)	69,993	(60,904)	13,867

(28,683)	(14,694)	(62,326)	(33,254)	(260,923)	69,993	(60,904)	13,853

459,922	474,616	183,809	217,063	1,028,687	958,694	514,793	500,940

$431,239	$459,922	$121,483	$183,809	$767,764	$1,028,687	$453,889	$514,793

$5	$—	$—	$—	$—	$—	$2	$2

39

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust of the same name that was organized on January 28, 1986. As of November 30, 2009, the Trust offered for sale shares of 28 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I, Class T and Class A Shares are sold without a sales charge; Class C Shares of the Money Market Fund are available only through dividend reinvestments and permitted exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

Allegiant Funds discontinued offering Class B Shares to investors on May 31, 2006 and the Funds automatically exchanged all Class B Shares for Class A Shares of the same Fund in the amount equal to the aggregate net asset value of each shareholder’s holdings effective April 6, 2009 in a tax-free conversion.

Effective October 1, 2009, the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds began offering Class T Shares.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity Funds, Fixed Income and Tax Exempt Bond Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

40

Investment Valuation

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees (the “Board”). No such investments held on November 30, 2009 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of lowest level input that is significant to fair value:

•	Level 1 —	quoted prices in active markets for identical securities

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained daily from a quoted price in an active market, such securities are reflected as Level 2.

The valuation hierarchy of each Fund’s securities as of November 30, 2009 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets of the Funds. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or even allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Money Market Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Money Market Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

41

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

Repurchase Agreements

Each Fund (other than the Treasury Money Market Fund) may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may purchase or sell securities on a delayed delivery basis. These transactions (principally in municipal securities referred to as COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Adviser

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PNC Capital”), its affiliate, to form PNC Capital Advisors, LLC (the “Adviser” or the “New Adviser”) (“the Merger”). Allegiant became an affiliate of PNC Capital upon the acquisition of its parent company, National City Corporation (“NCC”), by The PNC Financial Services Group, Inc. (“PNC Group”) on December 31, 2008. PNC Group subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PNC Capital to form the New Adviser. References in this report to the “Adviser” concerning matters prior to September 29, 2009 refer to Allegiant Asset Management Company and references concerning matters after September 29, 2009 refer to PNC Capital Advisors, LLC.

Investment Advisory Fees

Fees paid by the Money Market Funds pursuant to the Advisory Agreement with the Adviser, an indirect wholly owned subsidiary of PNC Group, are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect during the six months ended November 30, 2009.

	Annual Rate	Fee Waiver
Government Money Market Fund*	0.25%	0.09%
Money Market Fund*	0.25%	0.07%
Ohio Municipal Money Market Fund	0.20%	0.05%
Pennsylvania Tax Exempt Money Market Fund*	0.20%	0.06%
Tax Exempt Money Market Fund	0.20%	0.05%
Treasury Money Market Fund*	0.25%	0.20%

*

The Adviser has voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.05% for the Government Money Market Fund and the Money Market Fund, 0.03% for the Pennsylvania Tax Exempt Money Market Fund and 0.01% for the Treasury Money Market Fund. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class T Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class T Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares or Class C Shares and up to 0.10% of the average daily net assets of each Fund’s Class T Shares.

42

The Adviser and its affiliates have voluntarily agreed to reimburse the Funds for Shareholder Servicing Fees payable to other non-affiliated financial institutions and waive Shareholder Servicing Fees otherwise payable to them, respectively. Reimbursements by the Adviser for Shareholder Servicing Fees payable to other non-affiliated financial institutions amounted to $35,175 in aggregate for all of the Money Market Funds during the six months ended November 30, 2009. The table below reflects the net annual rates in effect as of November 30, 2009 after voluntary reimbursements and waivers by the Adviser and its affiliates.

	Annual Rate
	Class A	Class C	Class T
Government Money Market Fund	0.00%	N/A	N/A
Money Market Fund	0.00%	0.00%	N/A
Ohio Municipal Money Market Fund	0.00%	N/A	0.00%
Pennsylvania Tax Exempt Money Market Fund	0.00%	N/A	0.00%
Tax Exempt Money Market Fund	0.00%	N/A	0.00%
Treasury Money Market Fund	0.00%	N/A	N/A

In addition to or absent reimbursements and waivers by the Adviser and its affiliates, the Funds may reduce or suspend payment of Shareholder Servicing Fees to financial institutions.

Custodian Fees

PFPC Trust Co. (which will be renamed PNC Trust Company, on or about June 7, 2010), an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Funds (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction-based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC Global is Assistant Treasurer of the Trust and Advantage. Another officer of PNC Global is Assistant Secretary of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC, the principal underwriter (the “Underwriter”), are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Trust also has adopted a separate compensation plan under Rule 12b-1 with respect to Class C Shares of the Money Market Fund, pursuant to which the Money Market Fund compensates the Underwriter for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class C Shares.

The table below reflects the net annual rates in effect as of November 30, 2009 after voluntary waivers and reimbursements by the Adviser and its affiliates.

	Annual Rate
	Class A	Class C
Government Money Market Fund	0.00%	N/A
Money Market Fund	0.00%	0.00%
Ohio Municipal Money Market Fund	0.03%	N/A
Pennsylvania Tax Exempt Money Market Fund	0.00%	N/A
Tax Exempt Money Market Fund	0.00%	N/A
Treasury Money Market Fund	0.00%	N/A

43

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

The Rule 12b-1 plan for Class I Shares was terminated June 18, 2009. Any balances accrued as of June 18, 2009 were returned to the respective Funds.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PNC Global and National City Bank (“NCB”), an affiliate of the Adviser, were parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC Global and NCB served as Co-Administrators to the Trust for the period June 1, 2008 to February 28, 2009. Effective March 1, 2009, PNC Global and the Adviser began serving as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.0558% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2009, approximately 0.0232% was allocated to PNC and approximately 0.0326% was allocated to the Adviser.

Transfer Agent

PNC Global serves as Transfer Agent for the Funds. For its services as Transfer Agent, PNC Global receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2009, PNC Global received $833,685 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Money Market Funds paid $249,745 to PNC Global.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2009 include legal fees of $225,978 paid to Drinker Biddle & Reath LLP. Of this amount, the Money Market Funds paid $147,227 to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Money Market Funds

Pursuant to SEC rules, the Money Market Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. The Government Money Market and Money Market Funds invest in Advantage. The total net purchases and sales of Advantage for the six months ended November 30, 2009 are shown in the table below.

44

PNC Group owns a minority interest in BlackRock, Inc. As a result of the merger of NCC and PNC Group on December 31, 2008, the BlackRock Funds are considered affiliated with the Adviser. The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market and Treasury Money Market Funds invest in BlackRock Funds. Their total net purchases and sales of affiliated Funds for the six months ended November 30, 2009 are presented in the following table.

Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

	Allegiant Advantage Funds (000)	BlackRock Liquidity Funds MuniFund (000)	BlackRock Ohio Municipal Money Market Fund (000)	BlackRock Pennsylvania Municipal Money Market Portfolio (000)	BlackRock Treasury Trust Fund (000)
Government Money Market Fund	$15,000	$—	$—	$—	$—
Money Market Fund	(6,950)	—	—	—	—
Ohio Municipal Money Market Fund	—	—	(5,634)	—	—
Pennsylvania Tax Exempt Money Market Fund	—	—	—	(1,001)	—
Tax Exempt Money Market Fund	—	(24,405)	—	—	—
Treasury Money Market Fund	—	—	—	—	(30,000)

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

Details of affiliated holdings at November 30, 2009 are included in the respective Fund’s Schedules of Investments.

4. Federal Income Taxes

Each of the Money Market Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the taxpositionsare“more-likely-than-not”ofbeingsustainedbytheapplicabletaxauthority.Taxpositionsnotdeemedtomeetthemore-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current period ended November 30, 2009, the fiscal year ended May 31, 2009 and for all open tax years (years ended May 31, 2006 through May 31, 2008) and has concluded that no provision for income tax is required in the Funds’ financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation and distribution payables, where applicable. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Money Market Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the year ended May 31, 2009:

	Undistributed Net Investment Income (000)		Accumulated Net Realized Losses (000)		Paid-in Capital (000)
Tax Exempt Money Market Fund	—	*	—		—	*
Treasury Money Market Fund	—	*	—	*	—

*	Amount represents less than $500.

45

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2008, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2010	2011	2012		2013		2014	2015	2016		2017	Total
Government Money Market Fund	$—	$9	$3		$—		$7	$4	$36		$—	$59
Money Market Fund	—	—	—		—		—	—	—	*	—	—	*
Ohio Municipal Money Market Fund	—	—	—	*	—		—	—	—		—	—	*
Pennsylvania Tax Exempt Money Market Fund	40	—	—		—	*	—	—	—		—	40
Tax Exempt Money Market Fund	—	23	—		—		—	2	2		—	27
Treasury Money Market Fund	—	—	—		8		6	—	35		97	146

*	Amount represents less than $500.

5. Market and Credit Risk

Each of the Money Market Funds may invest up to 10% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in the Schedule of Investments.

The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At November 30, 2009, the following percentages of the Fund’s net assets were insured by bond insurers.

Bond Insurer	Pennsylvania Tax Exempt Money Market	Tax Exempt Money Market
AMBAC	0.78%	—
PSF-GTD	—	0.13%

Total	0.78%	0.13%

6. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

7. Regulatory Matters

On October 11, 2006, Allegiant was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and Allegiant cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of Allegiant. As recommended by the committee, the Trust and Allegiant entered into an agreement under which Allegiant made a one-time payment to the Trust. The payment was allocated among the Funds as recommended by the committee and did not result in a material impact on net asset value of any Fund. On November 9, 2007, Allegiant was notified by the SEC that they had concluded their examination and had no further requests or comments at that time.

46

8. U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

The Board of Trustees of the Allegiant Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009, respectively, based on the net asset value of the Fund as of September 19, 2008. Each Fund bore the expense of its participation in the Program without regard to any expense limitation in effect for the Funds.

9. Allegiant Treasury Money Market Fund Reopens to New Investors

The Allegiant Treasury Money Market Fund (the “Fund”), which ceased accepting additional investments except from established shareholders on December 1, 2008, resumed accepting investments from new shareholders as of October 1, 2009.

10. Change in Independent Registered Public Accounting Firm

Effective April 2, 2009, the Trustees of the Trust, upon recommendation of the Board’s audit committee, approved a change in the Funds’ independent registered public accounting firm from Ernst & Young LLP (“E&Y”) to Deloitte & Touche LLP following the voluntary resignation of E&Y as a result of independence conflicts that arose following the merger of National City Corporation into the PNC Group. For the years ended May 31, 2008 and May 31, 2007, E&Y’s audit reports contained no adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles.

11. Capital Infusion

On April 21, 2009, PNC Group, the indirect parent of the Trust’s Adviser, provided a $1.7 million capital infusion to the Allegiant Money Market Fund to offset a capital loss carryforward. The Fund had been diluted by that amount through a residual capital loss carryforward from 2004, resulting from the earlier sale of commercial paper holdings in both Pacific Gas and Electric and Southern California Edison.

12. Fund Reorganization

At a special meeting of the shareholders held on December 15, 2009, the shareholders of the PNC Tax-Exempt Money Market Fund, and separately, at an adjournment of the special meeting on January 6, 2010, the shareholders of the PNC Prime Money Market Fund and the PNC Government Money Market Fund, each a series of PNC Funds, Inc. (“PNC Funds”) approved an Agreement and Plan of Reorganization (“Reorganization”) whereby the portfolios of each PNC Fund will be reorganized into corresponding portfolios of the Trust. It is expected that on or about February 1, 2010, the PNC Funds will be reorganized into existing Trust Funds as set forth below, each of which has investment policies and objectives that are, in general, similar to those of the corresponding PNC Fund.

Acquiring Allegiant Fund	Acquired Company Fund
Allegiant Government Money Market Fund	PNC Government Money Market Fund
Allegiant Money Market Fund	PNC Prime Money Market Fund
Allegiant Tax Exempt Money Market Fund	PNC Tax-Exempt Money Market Fund

13. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Fund Name Changes

On November 17, 2009, the Board approved a name change for the Trust to “PNC Funds.” As a result, each investment portfolio of the Trust will be renamed as a PNC investment portfolio (the “Name Changes”). As an example, “Allegiant Money Market Fund” will be renamed “PNC Money Market Fund.” The Name Changes will be effective on February 8, 2010.

47

Allegiant Money Market Funds

MEETINGS OF SHAREHOLDERS OF THE FUNDS

(Unaudited)

On December 17, 2009, as adjourned to December 31, 2009, the Trust held a joint Special Meeting of Shareholders of the Funds (the “Meeting”) to:

(1)	—	approve the election of Trustees to the Board of Trustees of the Trust;

(2)	—	approve the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust pursuant to an Agreement and Plan of Reorganization, Conversion and Termination;

(3)	—	approve a new investment advisory agreement with PNC Capital Advisors, LLC for each Fund of the Trust; and

(4)	—	approve the Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares of the Funds.

Shareholders of record of the Funds on October 7, 2009 were entitled to vote on the proposals.

Proposals 1, 2 and 3 were approved by shareholders at the Meetings.

The Officers of the Trust determined not to enact Proposal 4 because Proposal 4 was not approved by shareholders of each Fund.

The following votes were recorded during the Meetings (all percentages are reflective of total shares voted at the Meeting):

	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
Allegiant Funds (Record date outstanding shares: 5,362,288,214)

1.01 Robert D. Neary	2,841,950,619	99.80%	5,620,916	0.20%	—	0.00%

1.02 Dorothy A. Berry	2,842,590,102	99.83%	4,981,433	0.17%	—	0.00%

1.03 Kelley J. Brennan	2,842,563,848	99.82%	5,007,687	0.18%	—	0.00%

1.04 Richard W. Furst	2,842,563,032	99.82%	5,008,504	0.18%	—	0.00%

1.05 Dale C. LaPorte	2,842,184,022	99.81%	5,387,514	0.19%	—	0.00%

1.06 L. White Matthews, III	2,842,166,761	99.81%	5,404,774	0.19%	—	0.00%

1.07 Edward J. Miller, Jr.	2,842,144,485	99.81%	5,427,050	0.19%	—	0.00%

1.08 John R. Murphy	2,841,943,294	99.80%	5,628,241	0.20%	—	0.00%

	Votes For		Votes Against		Abstained		Broker Non-Votes*
Proposal	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage
Allegiant Funds (Record date outstanding shares: 5,362,288,214)

2	2,696,286,059	94.68%	115,022,647	4.04%	3,004,569	0.11%	33,258,259	1.17%

	Votes For		Votes Against		Abstained		Broker Non-Votes*
Proposal	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage
Government Money Market Fund (Record date outstanding shares: 967,918,818)

3	479,580,156	97.16%	641,226	0.13%	338,046	0.07%	13,048,142	2.64%

Money Market Fund (Record date outstanding shares: 2,252,525,177)

3	1,210,989,323	99.63%	1,891,984	0.16%	1,598,173	0.13%	1,048,093	0.08%

Ohio Municipal Money Market Fund (Record date outstanding shares: 452,188,450)

3	298,921,974	99.43%	—	0.00%	—	0.00%	1,708,079	0.57%

Pennsylvania Tax Exempt Money Market Fund (Record date outstanding shares: 131,564,004)

3	101,948,429	95.34%	279,903	0.26%	—	0.00%	4,700,159	4.40%

Tax Exempt Money Market Fund (Record date outstanding shares: 818,463,950)

3	565,356,479	99.92%	217,529	0.04%	237,379	0.04%	—	0.00%

Treasury Money Market Fund (Record date outstanding shares: 446,963,133)

3	239,575,866	99.45%	—	0.00%	1,291,198	0.54%	33,502	0.01%

*

Proxies received from brokers or nominees holding shares for a beneficial owner indicating that the broker or nominee is not voting on a particular proposal because the broker or nominee has not received instructions from the beneficial owner(s) and does not have discretionary voting power with respect to that item.

48

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Merger, discussed above in footnote 3, resulted in a “change of management” of Allegiant, the Trust’s investment adviser prior to September 30, 2009, because the principal executive officers and directors of the New Adviser differ in part from the principal executive officers and directors of Allegiant. Consequently, this change in management may have been considered an assignment and termination of the Trust’s prior Investment Advisory Agreement with Allegiant on behalf of the Funds (the “Prior Advisory Agreement”). In anticipation of the Merger, the Board of Trustees of the Trust, at a regularly scheduled in-person meeting held on August 25, 2009, approved (i) the continuation of the Prior Advisory Agreement and (ii) an Interim Investment Advisory Agreement with the New Adviser (the “Interim Advisory Agreement”). The Interim Advisory Agreement contained substantially similar terms as the Prior Advisory Agreement, including identical fees. The Interim Advisory Agreement took effect on September 30, 2009. Additionally, the Trustees approved a new Investment Advisory Agreement with the New Adviser (the “New Advisory Agreement” and, collectively with the Prior Advisory Agreement and the Interim Advisory Agreement, the “Advisory Agreements”) also on substantially similar terms as the Prior Advisory Agreement, including identical fees.

The Trust’s shareholders approved the New Advisory Agreement at a Special Meeting of Shareholders held on December 31, 2009.

In connection with the approval of the continuation of the Prior Advisory Agreement and the approval of the Interim and New Advisory Agreements, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services and the New Adviser’s proposed services and the experience and qualifications of Allegiant and the New Adviser. Counsel provided the Trustees with a memorandum related to their consideration of the Advisory Agreements. The Trustees also discussed the structure of the Merger with representatives of Allegiant and the New Adviser and its potential impact on the Funds. The information considered by the Trustees at their meeting, and in supplemental information provided to the Trustees with regard to Allegiant and the New Adviser included: (i) the history, stability, organizational structure, assets under management and client base of Allegiant and the New Adviser; (ii) fees under the Advisory Agreements, including breakpoints and fee waivers, for the Funds and, for Allegiant and the New Adviser, comparative industry fee and expense data; (iii) any incidental non-monetary benefits realized through Allegiant’s and the New Adviser’s relationships with the Funds; (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices; (v) ancillary services provided by Allegiant and the New Adviser and their affiliates; (vi) any economies of scale realized by Allegiant, the New Adviser and the Funds; and (vii) Allegiant’s and the New Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning Allegiant’s and the New Adviser’s compliance procedures and controls.

The Board was advised by independent counsel with respect to their deliberations regarding the approval of the continuation of the Prior Advisory Agreement and the approval of the Interim and New Advisory Agreements. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The Board weighed and balanced the information presented and based its decision on the totality of the circumstances.

Approval of Continuation of the Prior Advisory Agreement and the Interim and New Advisory Agreements

In approving the continuation of the Prior Advisory Agreement, and the Interim and New Advisory Agreement, and determining to submit the New Advisory Agreement to shareholders for approval, the Trustees considered several factors discussed below.

Nature, Extent and Quality of Services to be Provided by Allegiant and the New Adviser

The Board considered specific portfolio management services for the Funds and information it received concerning services provided to the Funds by Allegiant and the substantially similar services to be provided to the Funds by the New Adviser after the closing of the Merger. The Board reviewed Allegiant’s use of technology, research capabilities, risk management and investment management staff. The Board discussed Allegiant’s experience and the qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of Allegiant discussed the structure and operations of the asset management business of Allegiant. The Board also considered its periodic meetings with the portfolio managers and other employees of Allegiant. The Board reviewed Allegiant’s management structure, assets under management and investment philosophies and processes.

49

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Trustees then considered information about how the New Adviser’s management and operations would be structured after the Merger and determined that the delivery of services under the Interim and New Advisory Agreements would not be adversely affected. The Board noted the long-term experience of each party to the Merger, which is important when considering the New Adviser. The Board reviewed the background and experience of the portfolio management teams, their use of technology and broad research capabilities, which enable the teams to effectively monitor and manage the portfolios.

The Trustees considered information describing how the Merger is expected to affect Allegiant’s and the New Adviser’s business, including personnel and portfolio management teams. Allegiant and the New Adviser addressed for the Board their efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Merger. The Board considered that the general oversight of day-to-day operations of the Funds, including oversight of third parties for accounting, administration, legal and regulatory compliance had been consistently performed on a satisfactory basis and the New Adviser described its ability to continue such oversight. Representatives from Allegiant and the New Adviser described their efforts to increase distribution channels for the Funds.

The Board also considered the general experience, stability, business and operations of the New Adviser and considered the organizational depth of the New Adviser.

Based on their review of the materials provided and the assurances they received from representatives of Allegiant and the New Adviser, the Trustees concluded that the information presented to and considered by them regarding advisory personnel and services was not expected to adversely affect the nature and quality of services provided by the New Adviser under the Interim and New Advisory Agreements. The Board placed particular significance in this regard on the likelihood that the New Adviser would continue to provide the same type, extent and quality of services to the Funds following the closing of the Merger as Allegiant has historically provided the Funds.

Investment Performance of the Funds

In considering the investment performance of the Funds, the Board engaged in a comprehensive review of the Funds’ short- and long-term performance. In this regard, the Board considered that investment performance for some Funds was satisfactory or better and that Allegiant had implemented or undertaken to implement steps to address investment performance in other Funds. The Board also considered the performance of the investment portfolios of PNC Funds, Inc. under the management of PNC Capital. The Board was advised of proposed changes to certain portfolio management teams. The Board used comparable performance measures and market data generated by independent firms. The Board considered whether each Fund operated within its objective and restrictions, and the investment results in view of recent market turmoil.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Funds supported the approval of the Prior, Interim and New Advisory Agreements.

Costs of the Services to be Provided and Profits to be Realized by Allegiant and the New Adviser and their Affiliates from the Relationship with the Funds

Based on the Board’s review of the materials provided and the assurances they received from Allegiant and the New Adviser, the Board determined that the Merger would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to increase as a result of the Merger.

The Board also reviewed information provided to them by Allegiant that described profitability on an enterprise and an individual fund basis. The Board observed that any projection regarding the New Adviser’s profitability would depend on many assumptions as to the New Adviser’s financial condition and operations following the closing of the Merger and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the New Adviser’s future profitability in determining whether to approve the Interim and New Advisory Agreements.

Extent to which Economies of Scale may be Realized as the Funds Grow and Whether Fee Levels Would Reflect Economies of Scale

The Board reviewed detailed information about revenues and other benefits, such as research and soft dollars received by Allegiant and its affiliates from their relationship with the Funds. The Board received information about Allegiant’s gross and net profits on a fund-by-fund basis. The disclosed costs and benefits were reviewed in light of the services provided to the Funds. The Board then considered Allegiant’s

50

and the New Adviser’s willingness to continue to review the advisory and other fees of all the Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered Allegiant’s and the New Adviser’s representation that each will seek to share economies of scale with the Funds’ shareholders through appropriate mechanisms in the future. Based on all of the above, the Board concluded that the information provided and fee structure for each Fund supported approving the Prior, Interim and New Advisory Agreements, where applicable.

A Comparison of Fee Levels of the Funds with Those of Comparable Funds

The Board discussed the Funds’ contractual and actual advisory fees. The Board considered each Fund’s advisory fees and total expenses as they compared to those of comparable funds in the case of the advisory fee comparisons and to the funds included in comparison material. With respect to the advisory fee comparisons, the Board considered each Fund versus its respective peer group. The Board also considered each Fund’s total operating expense ratio. This information assisted the Board in assessing the fee and expense levels of each Fund in comparison to the fee and expenses levels of each Fund’s peer group. The Board reviewed certain advisory fees charged by Allegiant and its affiliates to institutional accounts. The Board considered the generally broader scope of services provided for the Funds in comparison to institutional accounts, the impact of expenses associated with the extensive regulatory structure for mutual funds that is not present in institutional account management and additional trading to maintain cash flows for mutual funds.

The Board also took into consideration the fact that the New Adviser did not propose nor anticipate proposing any changes in the services or current advisory fees or other fees applicable to the Funds payable to it as a result of the Merger. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of each of the Funds should not preclude approval of the Prior, Interim and New Advisory Agreements.

Benefits to be Derived by Allegiant and the New Adviser from the Relationship with the Funds

The Board considered that, beyond the fees earned by Allegiant or the New Adviser and each of its affiliates for providing services to the Funds, Allegiant and the New Adviser may benefit from their relationship with the Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Funds as a positive attribute. Based on this information, the Board concluded that these additional benefits should not preclude approval of the Prior, Interim and New Advisory Agreements.

Board Conclusions

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board met regularly, at least each quarter, and considered matters related to the Prior Advisory Agreement including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, unanimously concluded that (i) the proposed investment advisory fees to be paid by each Fund to Allegiant and the New Adviser were reasonable in light of the services to be provided by Allegiant and the New Adviser, and (ii) the New Advisory Agreement should be recommended to shareholders for approval.

51

Allegiant Money Market Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting

A description of the policies and procedures that Allegiant Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at AllegiantFunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at AllegiantFunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the Allegiant Money Market Funds can be found by visiting the Funds’ website at AllegiantFunds.com.

52

Investment Adviser

PNC Capital Advisors, LLC

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

Allegiant

AllegiantFunds.com

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

PNC Capital Advisors, LLC

200 Public Square, 5th Floor

Cleveland, OH 44114

SA-001-1209

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Allegiant Funds

By (Signature and Title)*	/s/ John F. Durkott
John F. Durkott, President & Chief Executive Officer (principal executive officer)

Date	January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John F. Durkott
John F. Durkott, President & Chief Executive Officer
(principal executive officer)

Date	January 26, 2010

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	January 26, 2010

* Print the name and title of each signing officer under his or her signature.